UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-10385

                                                                  Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                                                     Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

                                             Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:        949-219-6767

Date of fiscal year end:    March 31

Date of reporting period:    December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

December 31, 2017 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	2,293,712	$24,588,588
Pacific Funds Floating Rate Income ‘P’	1,003,175	10,142,098
Pacific Funds High Income ‘P’	306,253	3,160,533
PF Inflation Managed Fund ‘P’	310,681	2,783,698
PF Managed Bond Fund ‘P’	12,676,171	135,508,263
PF Short Duration Bond Fund ‘P’	4,177,060	40,976,963
PF Emerging Markets Debt Fund ‘P’	547,716	5,071,848
PF Comstock Fund ‘P’	561,836	8,966,900
PF Growth Fund ‘P’	98,349	2,370,207
PF Large-Cap Growth Fund ‘P’	154,259	1,545,677
PF Large-Cap Value Fund ‘P’	1,125,160	19,926,580
PF Main Street Core Fund ‘P’	267,075	3,837,871
PF Mid-Cap Equity Fund ‘P’	154,995	1,689,442
PF Mid-Cap Growth Fund ‘P’	108,620	847,236
PF Mid-Cap Value Fund ‘P’	821,839	10,437,351
PF Small-Cap Value Fund ‘P’	417,182	4,793,423
PF Emerging Markets Fund ‘P’	571,951	9,574,452
PF International Large-Cap Fund ‘P’	207,572	4,379,761
PF International Small-Cap Fund ‘P’	151,910	1,725,699
PF International Value Fund ‘P’	396,213	4,045,336
PF Real Estate Fund ‘P’	61,234	788,086
PF Currency Strategies Fund ‘P’	656,080	5,694,771
PF Equity Long/Short Fund ‘P’	670,869	6,514,141
PF Global Absolute Return Fund ‘P’	664,355	6,284,795

Total Affiliated Mutual Funds (Cost $287,471,009)		315,653,719

TOTAL INVESTMENTS - 100.1% (Cost $287,471,009)		315,653,719

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(342,723)

NET ASSETS - 100.0%		$315,310,996

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	3,025,872	$32,437,344
Pacific Funds Floating Rate Income ‘P’	1,353,274	13,681,596
Pacific Funds High Income ‘P’	341,895	3,528,351
PF Inflation Managed Fund ‘P’	453,582	4,064,097
PF Managed Bond Fund ‘P’	15,410,949	164,743,039
PF Short Duration Bond Fund ‘P’	3,086,779	30,281,303
PF Emerging Markets Debt Fund ‘P’	763,330	7,068,435
Pacific Funds Small-Cap Growth ‘P’	121,001	1,479,846
PF Comstock Fund ‘P’	1,145,082	18,275,511
PF Developing Growth Fund ‘P’ *	73,703	1,019,311
PF Growth Fund ‘P’	323,264	7,790,668
PF Large-Cap Growth Fund ‘P’	534,106	5,351,743
PF Large-Cap Value Fund ‘P’	2,365,810	41,898,494
PF Main Street Core Fund ‘P’	1,581,215	22,722,063
PF Mid-Cap Equity Fund ‘P’	462,749	5,043,960
PF Mid-Cap Growth Fund ‘P’	161,142	1,256,910
PF Mid-Cap Value Fund ‘P’	1,339,368	17,009,979
PF Small-Cap Value Fund ‘P’	876,098	10,066,372
PF Emerging Markets Fund ‘P’	1,208,991	20,238,510
PF International Large-Cap Fund ‘P’	710,276	14,986,832
PF International Small-Cap Fund ‘P’	450,376	5,116,273
PF International Value Fund ‘P’	1,424,403	14,543,157
PF Real Estate Fund ‘P’	180,491	2,322,919
PF Currency Strategies Fund ‘P’	965,760	8,382,795
PF Equity Long/Short Fund ‘P’	998,365	9,694,127
PF Global Absolute Return Fund ‘P’	976,890	9,241,378

Total Affiliated Mutual Funds (Cost $408,626,940)		472,245,013

TOTAL INVESTMENTS - 100.1% (Cost $408,626,940)		472,245,013

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(408,072)

NET ASSETS - 100.0%		$471,836,941

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$315,653,719	$315,653,719	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$472,245,013	$472,245,013	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

December 31, 2017 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	3,856,431	$41,340,935
Pacific Funds Floating Rate Income ‘P’	2,585,439	26,138,785
Pacific Funds High Income ‘P’	328,323	3,388,293
PF Inflation Managed Fund ‘P’	507,950	4,551,229
PF Managed Bond Fund ‘P’	27,642,197	295,495,081
PF Short Duration Bond Fund ‘P’	6,486,672	63,634,250
PF Emerging Markets Debt Fund ‘P’	1,469,552	13,608,055
Pacific Funds Small-Cap Growth ‘P’	408,198	4,992,258
PF Comstock Fund ‘P’	4,788,045	76,417,196
PF Developing Growth Fund ‘P’ *	267,355	3,697,513
PF Growth Fund ‘P’	2,035,159	49,047,323
PF Large-Cap Growth Fund ‘P’	3,284,815	32,913,846
PF Large-Cap Value Fund ‘P’	9,838,553	174,240,769
PF Main Street Core Fund ‘P’	7,944,719	114,165,606
PF Mid-Cap Equity Fund ‘P’	2,684,900	29,265,410
PF Mid-Cap Growth Fund ‘P’	744,977	5,810,821
PF Mid-Cap Value Fund ‘P’	6,644,927	84,390,567
PF Small-Cap Value Fund ‘P’	3,941,973	45,293,273
PF Emerging Markets Fund ‘P’	4,937,247	82,649,507
PF International Large-Cap Fund ‘P’	2,663,683	56,203,715
PF International Small-Cap Fund ‘P’	1,299,249	14,759,473
PF International Value Fund ‘P’	5,324,806	54,366,269
PF Real Estate Fund ‘P’	1,039,355	13,376,494
PF Currency Strategies Fund ‘P’	3,456,946	30,006,289
PF Equity Long/Short Fund ‘P’	2,880,748	27,972,066
PF Global Absolute Return Fund ‘P’	3,499,624	33,106,439

Total Affiliated Mutual Funds (Cost $1,124,923,890)		1,380,831,462

TOTAL INVESTMENTS - 100.2% (Cost $1,124,923,890)		1,380,831,462

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,099,634)

NET ASSETS - 100.0%		$1,378,731,828

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	1,561,789	$16,742,381
Pacific Funds Floating Rate Income ‘P’	1,909,602	19,306,075
PF Managed Bond Fund ‘P’	8,809,947	94,178,335
PF Short Duration Bond Fund ‘P’	1,935,944	18,991,615
PF Emerging Markets Debt Fund ‘P’	1,474,033	13,649,548
Pacific Funds Small-Cap Growth ‘P’	304,857	3,728,400
PF Comstock Fund ‘P’	4,038,019	64,446,781
PF Developing Growth Fund ‘P’ *	199,628	2,760,851
PF Growth Fund ‘P’	2,204,405	53,126,165
PF Large-Cap Growth Fund ‘P’	3,527,436	35,344,905
PF Large-Cap Value Fund ‘P’	8,133,242	144,039,711
PF Main Street Core Fund ‘P’	8,153,605	117,167,303
PF Mid-Cap Equity Fund ‘P’	2,248,986	24,513,948
PF Mid-Cap Growth Fund ‘P’	696,808	5,435,104
PF Mid-Cap Value Fund ‘P’	5,144,970	65,341,112
PF Small-Cap Value Fund ‘P’	3,505,081	40,273,375
PF Emerging Markets Fund ‘P’	4,286,851	71,761,887
PF International Large-Cap Fund ‘P’	3,511,043	74,083,013
PF International Small-Cap Fund ‘P’	1,441,528	16,375,762
PF International Value Fund ‘P’	7,190,570	73,415,720
PF Real Estate Fund ‘P’	1,151,329	14,817,610
PF Currency Strategies Fund ‘P’	2,550,369	22,137,206
PF Equity Long/Short Fund ‘P’	2,152,778	20,903,471
PF Global Absolute Return Fund ‘P’	2,584,737	24,451,609

Total Affiliated Mutual Funds (Cost $802,782,049)		1,036,991,887

TOTAL INVESTMENTS - 100.1% (Cost $802,782,049)		1,036,991,887

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,250,322)

NET ASSETS - 100.0%		$1,035,741,565

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,380,831,462	$1,380,831,462	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$1,036,991,887	$1,036,991,887	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

December 31, 2017 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED ALTERNATIVES

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Floating Rate Income ‘P’	356,990	$3,609,172
PF Managed Bond Fund ‘P’	374,978	4,008,510
Pacific Funds Small-Cap Growth ‘P’	198,869	2,432,167
PF Comstock Fund ‘P’	1,508,428	24,074,515
PF Developing Growth Fund ‘P’ *	130,012	1,798,071
PF Growth Fund ‘P’	1,154,706	27,828,410
PF Large-Cap Growth Fund ‘P’	1,884,664	18,884,337
PF Large-Cap Value Fund ‘P’	3,050,380	54,022,233
PF Main Street Core Fund ‘P’	3,137,478	45,085,558
PF Mid-Cap Equity Fund ‘P’	809,121	8,819,417
PF Mid-Cap Growth Fund ‘P’	226,898	1,769,802
PF Mid-Cap Value Fund ‘P’	1,706,452	21,671,942
PF Small-Cap Value Fund ‘P’	1,531,291	17,594,535
PF Emerging Markets Fund ‘P’	1,449,251	24,260,465
PF International Large-Cap Fund ‘P’	1,356,814	28,628,780
PF International Small-Cap Fund ‘P’	469,438	5,332,814
PF International Value Fund ‘P’	2,768,183	28,263,147
PF Real Estate Fund ‘P’	375,709	4,835,376
PF Currency Strategies Fund ‘P’	665,038	5,772,530
PF Equity Long/Short Fund ‘P’	611,998	5,942,505
PF Global Absolute Return Fund ‘P’	671,380	6,351,257

Total Affiliated Mutual Funds (Cost $250,623,256)		340,985,543

TOTAL INVESTMENTS - 100.1% (Cost $250,623,256)		340,985,543

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(280,378)

NET ASSETS - 100.0%		$340,705,165

	Shares	Value

AFFILIATED MUTUAL FUNDS - 98.4%

Pacific Funds Floating Rate Income ‘P’	223,907	$2,263,704
PF Inflation Managed Fund ‘P’	141,480	1,267,658
PF Emerging Markets Debt Fund ‘P’	283,905	2,628,958
PF Emerging Markets Fund ‘P’	121,668	2,036,715
PF International Small-Cap Fund ‘P’	126,792	1,440,362
PF Real Estate Fund ‘P’	62,782	808,008
PF Currency Strategies Fund ‘P’	680,665	5,908,170
PF Equity Long/Short Fund ‘P’	307,814	2,988,871
PF Global Absolute Return Fund ‘P’	674,617	6,381,879

Total Affiliated Mutual Funds (Cost $25,890,122)		25,724,325

TOTAL INVESTMENTS - 98.4% (Cost $25,890,122)		25,724,325

OTHER ASSETS & LIABILITIES, NET - 1.6%		407,275

NET ASSETS - 100.0%		$26,131,600

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Aggressive-Growth
Assets	Affiliated Mutual Funds	$340,985,543	$340,985,543	$—	$—

Pacific Funds Diversified Alternatives
Assets	Affiliated Mutual Funds	$25,724,325	$25,724,325	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 70.5%

Basic Materials - 2.5%

Anglo American Capital PLC (United Kingdom) 3.750% due 04/10/22 ~	$3,000,000	$3,051,472
Glencore Funding LLC (Switzerland) 3.000% due 10/27/22 ~	3,000,000	2,976,225
The Sherwin-Williams Co 2.250% due 05/15/20	4,000,000	3,988,645

		10,016,342

Communications - 6.8%

Alibaba Group Holding Ltd (China) 2.800% due 06/06/23	1,700,000	1,696,172
3.125% due 11/28/21	2,856,000	2,894,477
AT&T Inc 2.303% (LIBOR + 0.890%) due 02/14/23 §	1,000,000	1,008,518
3.200% due 03/01/22	3,000,000	3,034,904
Charter Communications Operating LLC 3.579% due 07/23/20	3,738,000	3,809,680
DISH DBS Corp 5.125% due 05/01/20	2,000,000	2,047,500
eBay Inc 2.248% (LIBOR + 0.870%) due 01/30/23 §	1,750,000	1,757,466
Sprint Corp 7.250% due 09/15/21	1,000,000	1,061,250
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	1,875,000	1,891,406
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	2,765,000	2,781,810
Verizon Communications Inc 1.750% due 08/15/21	3,250,000	3,165,126
2.600% (LIBOR + 1.000%) due 03/16/22 §	2,250,000	2,295,661

		27,443,970

Consumer, Cyclical - 8.1%

Alimentation Couche-Tard Inc (Canada) 2.350% due 12/13/19 ~	1,150,000	1,150,334
2.700% due 07/26/22 ~	3,000,000	2,975,203
Daimler Finance North America LLC (Germany) 2.300% due 02/12/21 ~	5,000,000	4,959,362
Delta Air Lines Inc 2.600% due 12/04/20	2,050,000	2,044,830
2.875% due 03/13/20	1,250,000	1,258,989
DR Horton Inc 2.550% due 12/01/20	950,000	949,170
Ford Motor Credit Co LLC 2.956% (LIBOR + 1.270%) due 03/28/22 §	3,500,000	3,560,346
General Motors Financial Co Inc 3.003% (LIBOR + 1.310%) due 06/30/22 §	3,500,000	3,566,660
4.375% due 09/25/21	1,000,000	1,052,684
GLP Capital LP 4.875% due 11/01/20	1,750,000	1,824,375
Hyundai Capital America 2.400% due 10/30/18 ~	1,000,000	999,231
2.600% due 03/19/20 ~	1,000,000	992,321
Lennar Corp 4.500% due 06/15/19	1,500,000	1,539,375
Royal Caribbean Cruises Ltd 2.650% due 11/28/20	750,000	749,908
Toll Brothers Finance Corp 4.000% due 12/31/18	3,350,000	3,412,813
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	811,151	835,648
4.750% due 10/11/23	577,522	598,226

		32,469,475

	Principal Amount	Value

Consumer, Non-Cyclical - 11.1%

AbbVie Inc 2.300% due 05/14/21	$2,000,000	$1,986,788
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	4,000,000	4,022,597
BAT Capital Corp (United Kingdom) 2.003% (LIBOR + 0.590%) due 08/14/20 § ~	5,000,000	5,028,831
2.764% due 08/15/22 ~	2,000,000	1,990,988
Becton Dickinson and Co 2.133% due 06/06/19	4,650,000	4,640,973
Biogen Inc 2.900% due 09/15/20	1,650,000	1,673,440
Cardinal Health Inc 2.359% (LIBOR + 0.770%) due 06/15/22 §	3,000,000	3,009,226
CHS/Community Health Systems Inc 5.125% due 08/01/21	500,000	452,500
Express Scripts Holding Co 2.600% due 11/30/20	1,400,000	1,399,575
Humana Inc 2.500% due 12/15/20	1,000,000	999,863
2.625% due 10/01/19	2,500,000	2,511,352
Laboratory Corp of America Holdings 2.625% due 02/01/20	2,500,000	2,507,706
Moody’s Corp 2.625% due 01/15/23 ~	3,000,000	2,979,099
Mylan NV 2.500% due 06/07/19	3,000,000	2,997,675
Smithfield Foods Inc 2.700% due 01/31/20 ~	3,280,000	3,261,682
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	2,000,000	1,828,283
Valeant Pharmaceuticals International Inc 6.500% due 03/15/22 ~	3,075,000	3,236,438

		44,527,016

Energy - 4.1%

Andeavor Logistics LP 3.500% due 12/01/22	900,000	899,175
BP Capital Markets PLC (United Kingdom) 2.237% due 05/10/19	2,000,000	2,003,086
Enterprise Products Operating LLC 2.550% due 10/15/19	1,750,000	1,756,050
EQT Corp 2.500% due 10/01/20	2,800,000	2,782,115
Kinder Morgan Inc 5.625% due 11/15/23 ~	3,000,000	3,315,840
Nabors Industries Inc 5.500% due 01/15/23	300,000	291,750
Petrobras Global Finance BV (Brazil) 6.125% due 01/17/22	3,400,000	3,616,750
Summit Midstream Holdings LLC 5.500% due 08/15/22	1,750,000	1,758,750

		16,423,516

Financial - 29.8%

AerCap Ireland Capital DAC (Netherlands) 3.750% due 05/15/19	1,350,000	1,371,704
4.250% due 07/01/20	2,000,000	2,076,424
Air Lease Corp 2.750% due 01/15/23	2,000,000	1,972,810
Ally Financial Inc 3.250% due 02/13/18	1,500,000	1,501,500
American Express Co 2.200% due 10/30/20	2,000,000	1,984,794
American Tower Corp REIT 3.400% due 02/15/19	3,500,000	3,540,375
Ares Capital Corp 3.500% due 02/10/23	3,500,000	3,451,604

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Australia & New Zealand Banking Group Ltd (Australia) 2.146% (LIBOR + 0.710%) due 05/19/22 § ~	$5,000,000	$5,033,660
Bank of America Corp 2.328% (LIBOR + 0.630%) due 10/01/21 §	2,450,000	2,443,887
2.543% (LIBOR + 1.180%) due 10/21/22 §	5,500,000	5,611,651
BB&T Corp 2.150% due 02/01/21	2,500,000	2,477,251
BOC Aviation Ltd (Singapore) 2.750% due 09/18/22 ~	3,500,000	3,428,065
Capital One Financial Corp 2.400% due 10/30/20	2,000,000	1,988,927
CBOE Global Markets Inc 1.950% due 06/28/19	1,750,000	1,739,407
Citigroup Inc 2.911% (LIBOR + 1.430%) due 09/01/23 §	4,500,000	4,634,964
Credit Suisse Group AG (Switzerland) 2.774% (LIBOR + 1.200%) due 12/14/23 § ~	3,000,000	3,030,514
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.450% due 04/16/21	1,500,000	1,536,069
Crown Castle International Corp REIT 2.250% due 09/01/21	3,000,000	2,951,653
4.875% due 04/15/22	2,000,000	2,146,551
HSBC Holdings PLC (United Kingdom) 3.196% (LIBOR + 1.500%) due 01/05/22 §	2,000,000	2,068,881
3.262% (LIBOR + 1.055%) due 03/13/23 §	3,400,000	3,448,936
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	3,830,000	3,757,968
ING Groep NV (Netherlands) 2.843% (LIBOR + 1.150%) due 03/29/22 §	2,250,000	2,294,514
Jackson National Life Global Funding 2.405% (LIBOR + 0.730%) due 06/27/22 § ~	1,650,000	1,669,752
JPMorgan Chase & Co 2.267% (LIBOR + 0.900%) due 04/25/23 §	3,450,000	3,491,306
2.595% (LIBOR + 1.230%) due 10/24/23 §	1,500,000	1,540,037
Mitsubishi UFJ Financial Group Inc (Japan) 2.665% due 07/25/22	5,000,000	4,955,299
Morgan Stanley 2.293% (LIBOR + 0.930%) due 07/22/22 §	4,000,000	4,034,173
2.450% due 02/01/19	2,000,000	2,005,461
2.765% (LIBOR + 1.400%) due 10/24/23 §	1,500,000	1,543,705
Nuveen Finance LLC 2.950% due 11/01/19 ~	1,300,000	1,312,861
Royal Bank of Scotland Group PLC (United Kingdom) 2.886% (LIBOR + 1.470%) due 05/15/23 §	1,850,000	1,871,407
Santander Holdings USA Inc 3.400% due 01/18/23 ~	1,800,000	1,794,795
SL Green Operating Partnership LP REIT 3.250% due 10/15/22	1,150,000	1,146,698
Sumitomo Mitsui Financial Group Inc (Japan) 2.784% due 07/12/22	3,250,000	3,233,062
The Bank of New York Mellon Corp 2.500% due 04/15/21	2,000,000	2,005,235

	Principal Amount	Value

The Goldman Sachs Group Inc 2.160% (LIBOR + 0.780%) due 10/31/22 §	$6,000,000	$6,011,078
2.545% (LIBOR + 1.050%) due 06/05/23 §	3,750,000	3,785,799
UBS AG (Switzerland) 2.450% due 12/01/20 ~	4,200,000	4,189,681
VICI Properties 1 LLC REIT 4.847% (LIBOR + 3.500%) due 10/15/22 §	375,000	376,875
Wells Fargo & Co 2.625% due 07/22/22	4,400,000	4,378,561
3.450% due 02/13/23	3,000,000	3,058,842
Westpac Banking Corp (Australia) 2.106% (LIBOR + 0.570%) due 01/11/23 §	3,000,000	3,000,030

		119,896,766

Industrial - 2.6%

Masco Corp 3.500% due 04/01/21	2,811,000	2,869,047
Northrop Grumman Corp 2.080% due 10/15/20	2,800,000	2,778,843
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,250,000	1,246,875
United Parcel Service Inc 2.050% due 04/01/21	2,000,000	1,990,163
2.500% due 04/01/23	1,500,000	1,492,527

		10,377,455

Technology - 2.3%

Dell International LLC 3.480% due 06/01/19 ~	2,500,000	2,531,964
Fidelity National Information Services Inc 2.850% due 10/15/18	2,150,000	2,163,455
VMware Inc 2.300% due 08/21/20	4,650,000	4,626,252

		9,321,671

Utilities - 3.2%

American Electric Power Co Inc 2.150% due 11/13/20	1,300,000	1,294,739
Duke Energy Corp 2.400% due 08/15/22	2,150,000	2,114,370
Emera US Finance LP (Canada) 2.150% due 06/15/19	3,500,000	3,487,303
FirstEnergy Corp 2.850% due 07/15/22	3,800,000	3,768,941
ITC Holdings Corp 2.700% due 11/15/22 ~	1,200,000	1,199,022
Pinnacle West Capital Corp 2.250% due 11/30/20	900,000	896,303

		12,760,678

Total Corporate Bonds & Notes (Cost $282,563,481)		283,236,889

SENIOR LOAN NOTES - 11.0%

Basic Materials - 0.5%

Big River Steel LLC Term B 6.693% (LIBOR + 5.000%) due 08/23/23 §	498,750	504,984
Ineos US Finance LLC Term B (Luxembourg) 3.569% (LIBOR + 2.000%) due 03/31/24 §	500,000	501,285
PQ Corp Term B-1 4.630% (LIBOR + 3.250%) due 11/04/22 §	987,500	996,912

		2,003,181

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Communications - 1.7%

Charter Communications Operating LLC Term B due 04/30/25 ¥	$600,000	$601,125
CSC Holdings LLC 3.741% (LIBOR + 2.250%) due 07/17/25 §	979,453	976,760
Frontier Communications Corp Term B-1 5.320% (LIBOR + 3.750%) due 06/15/24 §	2,487,500	2,405,723
Sprint Communications Inc Term B 4.125% (LIBOR + 2.500%) due 02/02/24 §	2,979,994	2,982,166

		6,965,774

Consumer, Cyclical - 3.6%

Beacon Roofing Supply Inc Term B 4.363% (LIBOR + 2.750%) due 10/01/22 §	1,473,684	1,481,820
HD Supply Inc Term B-3 3.943% (LIBOR + 2.250%) due 08/13/21 §	1,262,464	1,271,301
Hilton Worldwide Finance LLC Term B-2 3.552% (LIBOR + 2.000%) due 10/25/23 §	2,649,071	2,665,326
Las Vegas Sands LLC Term B 3.569% (LIBOR + 2.000%) due 03/29/24 §	1,924,216	1,936,510
New Red Finance Inc Term B (Canada) 3.868% (LIBOR + 2.250%) due 02/17/24 §	1,474,198	1,475,811
Nexeo Solutions LLC Term B 4.717% (LIBOR + 3.250%) due 06/09/23 §	985,050	992,027
Rite Aid Corp (2nd Lien) 6.240% (LIBOR + 4.750%) due 08/21/20 §	1,875,000	1,883,203
SeaWorld Parks & Entertainment Inc Term B-5 4.693% (LIBOR + 3.000%) due 03/31/24 §	1,492,481	1,476,416
Univar USA Inc Term B-3 4.069% (LIBOR + 2.500%) due 07/01/24 §	1,307,619	1,314,157

		14,496,571

Consumer, Non-Cyclical - 0.5%

Albertson’s LLC Term B-4 4.319% (LIBOR + 2.750%) due 08/25/21 §	552,658	542,503
US Foods Inc Term B 4.069% (LIBOR + 2.500%) due 06/27/23 §	1,477,500	1,487,658

		2,030,161

Energy - 0.4%

Arch Coal Inc Term B 4.819% (LIBOR + 3.250%) due 03/07/24 §	1,492,481	1,507,406

Financial - 1.4%

DTZ US Borrower LLC Term B 4.708% (LIBOR + 3.250%) due 11/04/21 §	486,127	480,442
MGM Growth Properties Operating Partnership LP REIT Term B 3.819% (LIBOR + 2.250%) due 04/25/23 §	1,473,750	1,481,383
USI Inc Term B 4.693% (LIBOR + 3.000%) due 05/16/24 § ¥	1,995,500	1,997,162

	Principal Amount	Value

VICI Properties 1 LLC REIT 3.785% (LIBOR + 2.250%) due 12/15/24 §	$500,000	$500,886
WaveDivision Holdings LLC Term B 4.140% (LIBOR + 2.750%) due 10/15/19 §	987,105	988,955

		5,448,828

Industrial - 2.2%

Avolon (US) LLC Term B-2 (Ireland) 3.751% (LIBOR + 2.250%) due 04/03/22 §	1,990,000	1,977,821
Berry Global Inc Term M 3.765% (LIBOR + 2.250%) due 10/01/22 §	1,205,010	1,211,036
BWAY Corp Term B 4.599% (LIBOR + 3.250%) due 04/03/24 §	746,250	750,331
Proampac PG Borrower LLC 4.954% (LIBOR + 3.500%) due 11/18/23 §	1,989,975	2,009,254
Reynolds Group Holdings Inc Term B 4.319% (LIBOR + 2.750%) due 02/05/23 §	2,711,816	2,728,154

		8,676,596

Utilities - 0.7%

Talen Energy Supply LLC Term B-1 5.569% (LIBOR + 4.000%) due 07/06/23 §	1,487,512	1,496,345
Vistra Operations Co LLC
Term B 4.021% (LIBOR + 2.500%) due 08/04/23 §	1,209,214	1,216,923
Term C 3.834% (LIBOR + 2.500%) due 08/04/23 §	214,286	215,652

		2,928,920

Total Senior Loan Notes (Cost $43,998,922)		44,057,437

ASSET-BACKED SECURITIES - 12.6%

Ally Auto Receivables Trust 2.480% due 05/16/22	535,000	535,129
3.020% due 09/15/23	1,000,000	1,000,338
ALM XII CLO Ltd (Cayman) 2.409% (LIBOR + 1.050%) due 04/16/27 § ~	3,000,000	3,008,310
American Express Credit Account Master Trust 1.857% (LIBOR + 0.380%) due 02/18/25 §	375,000	377,194
2.350% due 05/15/25	1,500,000	1,496,523
AmeriCredit Automobile Receivables Trust 1.530% due 07/08/21	1,250,000	1,242,127
2.300% due 02/18/22	1,250,000	1,248,112
2.360% due 12/19/22	2,000,000	1,989,504
2.600% due 09/18/23	2,000,000	1,995,104
Babson CLO Ltd (Cayman) 2.904% (LIBOR + 1.550%) due 01/18/25 § ~	1,000,000	1,002,751
Birchwood Park CLO Ltd (Cayman) 2.539% (LIBOR + 1.180%) due 07/15/26 § ~	850,000	851,370
Capital Auto Receivables Asset Trust 2.110% due 03/22/21	250,000	249,351
Carlyle Global Market Strategies CLO (Cayman) 2.925% (LIBOR + 1.550%) due 07/27/26 § ~	500,000	501,580
3.363% (LIBOR + 2.000%) due 04/20/27 § ~	1,550,000	1,561,591

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Chase Issuance Trust 1.270% due 07/15/21	$1,300,000	$1,284,943
Citibank Credit Card Issuance Trust 1.750% due 11/19/21	1,000,000	993,401
1.800% due 09/20/21	1,415,000	1,408,111
2.150% due 07/15/21	1,157,000	1,158,461
Ford Credit Auto Owner Trust 2.140% due 10/15/22	2,000,000	1,991,633
2.350% due 04/15/23	1,000,000	995,354
2.360% due 03/15/29 ~	3,000,000	2,975,431
2.500% due 05/15/24	1,750,000	1,742,151
OCP CLO Ltd (Cayman) 2.191% (LIBOR + 0.820%) due 10/26/27 § ~	2,000,000	2,001,739
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	1,600,000	1,586,457
Regatta IV Funding CLO Ltd (Cayman) 2.387% (LIBOR + 1.020%) due 07/25/26 § ~	1,000,000	1,002,102
Santander Drive Auto Receivables Trust 2.080% due 02/16/21	650,000	650,232
2.660% due 11/15/21	500,000	501,776
SLC Student Loan Trust 1.699% (LIBOR + 0.110%) due 03/15/27 §	1,688,435	1,680,786
2.337% (LIBOR + 0.875%) due 11/25/42 §	530,605	537,754
3.189% (LIBOR + 1.600%) due 12/15/32 §	498,426	515,003
SLM Private Credit Student Loan Trust 1.879% (LIBOR + 0.290%) due 06/15/39 §	2,000,000	1,917,086
1.899% (LIBOR + 0.310%) due 12/15/38 §	800,000	753,159
SLM Private Education Loan Trust 2.950% due 02/15/46 ~	261,925	262,097
3.500% due 06/15/44 ~	720,000	728,602
SLM Student Loan Trust 1.917% (LIBOR + 0.550%) due 04/27/26 § ~	508,279	510,202
SMB Private Education Loan Trust 2.340% due 09/15/34 ~	1,500,000	1,469,968
2.377% (LIBOR + 0.900%) due 09/15/34 § ~	2,900,000	2,940,193
2.700% due 05/15/31 ~	1,000,000	996,065
2.927% (LIBOR + 1.450%) due 02/17/32 § ~	700,000	724,833

	Principal Amount	Value

Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	$500,000	$497,356
Verizon Owner Trust 1.420% due 01/20/21 ~	250,000	248,669
2.060% due 09/20/21 ~	1,000,000	997,833
Washington Mill CLO Ltd (Cayman) 2.583% (LIBOR + 1.220%) due 04/20/26 § ~	500,000	502,660

Total Asset-Backed Securities (Cost $50,569,879)		50,633,041

U.S. TREASURY OBLIGATIONS - 1.5%

U.S. Treasury Notes - 1.5%

0.750% due 09/30/18	2,000,000	1,985,901
1.250% due 10/31/18	4,000,000	3,984,310

Total U.S. Treasury Obligations (Cost $5,970,244)		5,970,211

MUNICIPAL BONDS - 0.2%

Pennsylvania Higher Education Assistance Agency ‘A’ 2.267% (LIBOR + 0.900%) due 07/25/29 §	954,757	957,306

Total Municipal Bonds (Cost $956,547)		957,306

	Shares

SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds T-Fund Portfolio	14,861,144	14,861,144

Total Short-Term Investment (Cost $14,861,144)		14,861,144

TOTAL INVESTMENTS - 99.5% (Cost $398,920,217)		399,716,028

OTHER ASSETS & LIABILITIES, NET - 0.5%		2,101,329

NET ASSETS - 100.0%		$401,817,357

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$283,236,889	$—	$283,236,889	$—
	Senior Loan Notes	44,057,437	—	44,057,437	—
	Asset-Backed Securities	50,633,041	—	50,633,041	—
	U.S. Treasury Obligations	5,970,211	—	5,970,211	—
	Municipal Bonds	957,306	—	957,306	—
	Short-Term Investment	14,861,144	14,861,144	—	—

	Total	$399,716,028	$14,861,144	$384,854,884	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 45.8%

Basic Materials - 1.9%

Anglo American Capital PLC (United Kingdom) 4.000% due 09/11/27 ~	$1,800,000	$1,790,299
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	6,000,000	6,033,736
Teck Resources Ltd (Canada) 6.000% due 08/15/40	3,000,000	3,352,500
Vale Overseas Ltd (Brazil) 6.250% due 08/10/26	2,000,000	2,322,000
Vale SA (Brazil) 5.625% due 09/11/42	2,250,000	2,475,000

		15,973,535

Communications - 5.3%

Alibaba Group Holding Ltd (China) 4.000% due 12/06/37	1,450,000	1,502,455
Altice US Finance I Corp 5.500% due 05/15/26 ~	1,825,000	1,863,781
Amazon.com Inc 4.250% due 08/22/57 ~	4,000,000	4,380,443
AT&T Inc 4.750% due 05/15/46	2,400,000	2,354,328
4.900% due 08/14/37	2,500,000	2,542,804
5.250% due 03/01/37	2,000,000	2,120,200
Charter Communications Operating LLC 5.375% due 05/01/47	2,300,000	2,365,079
6.384% due 10/23/35	3,500,000	4,113,245
Sprint Corp 7.250% due 09/15/21	4,500,000	4,775,625
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	4,125,000	4,161,094
Telefonica Emisiones SAU (Spain) 5.213% due 03/08/47	1,350,000	1,536,763
Verizon Communications Inc 4.125% due 03/16/27	3,000,000	3,133,247
4.500% due 08/10/33	3,000,000	3,153,384
4.812% due 03/15/39	3,356,000	3,520,235
5.250% due 03/16/37	1,950,000	2,149,553

		43,672,236

Consumer, Cyclical - 8.0%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	4,450,725	4,695,914
Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,669,802	1,729,289
Alimentation Couche-Tard Inc (Canada) 4.500% due 07/26/47 ~	3,000,000	3,132,356
American Airlines Pass-Through Trust ‘A’ 3.650% due 12/15/29	1,137,600	1,157,622
American Airlines Pass-Through Trust ‘AA’ 3.575% due 07/15/29	4,757,966	4,859,549
3.600% due 03/22/29	2,879,834	2,938,150
American Airlines Pass-Through Trust ‘B’ 3.700% due 11/01/24	1,222,051	1,223,579
4.375% due 04/01/24	700,934	717,070
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	3,350,136	3,554,662
CalAtlantic Group Inc 6.250% due 12/15/21	2,500,000	2,725,000
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,791,021	2,916,338
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,463,115	1,517,279
Ford Motor Credit Co LLC 3.810% due 01/09/24	3,500,000	3,576,962
4.250% due 09/20/22	5,500,000	5,772,652

	Principal Amount	Value

General Motors Co 5.200% due 04/01/45	$3,000,000	$3,179,080
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	2,009,568	2,067,343
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	2,500,000	2,656,250
Norwegian Air Shuttle ASA Pass-Through Trust ‘A’ (Norway) 4.875% due 11/10/29 ~	1,905,121	1,926,554
Royal Caribbean Cruises Ltd 3.700% due 03/15/28	3,250,000	3,226,285
Spirit Airlines Pass-Through Trust ‘AA’ 3.375% due 08/15/31	1,300,000	1,299,977
United Airlines Pass-Through Trust ‘B’ 3.650% due 04/07/27	1,800,000	1,792,609
4.750% due 10/11/23	4,273,661	4,426,872
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	2,678,804	2,850,113
Virgin Australia Pass-Through Trust ‘A’ (Australia) 5.000% due 04/23/25 ~	1,311,658	1,367,404

		65,308,909

Consumer, Non-Cyclical - 3.9%

Abbott Laboratories 4.900% due 11/30/46	1,500,000	1,725,158
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	8,000,000	8,267,781
BAT Capital Corp (United Kingdom) 4.390% due 08/15/37 ~	4,500,000	4,719,748
CHS/Community Health Systems Inc 5.125% due 08/01/21	3,500,000	3,167,500
MEDNAX Inc 5.250% due 12/01/23 ~	2,000,000	2,040,000
Reynolds American Inc (United Kingdom) 4.450% due 06/12/25	2,750,000	2,936,032
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.800% due 07/21/23	1,500,000	1,307,651
Valeant Pharmaceuticals International Inc 6.500% due 03/15/22 ~	4,500,000	4,736,250
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	3,000,000	3,002,063

		31,902,183

Energy - 6.5%

Andeavor Logistics LP 4.250% due 12/01/27	600,000	606,166
5.200% due 12/01/47	1,200,000	1,255,273
5.250% due 01/15/25	950,000	1,000,303
Colorado Interstate Gas Co LLC 4.150% due 08/15/26 ~	1,050,000	1,049,962
Concho Resources Inc 4.875% due 10/01/47	1,200,000	1,316,442
Enbridge Inc (Canada) 4.500% due 06/10/44	1,400,000	1,456,085
EnLink Midstream Partners LP 5.450% due 06/01/47	4,000,000	4,239,000
EQT Corp 3.900% due 10/01/27	3,200,000	3,186,679
EQT Midstream Partners LP 4.125% due 12/01/26	2,500,000	2,493,469
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,500,000	2,546,354
Marathon Oil Corp 4.400% due 07/15/27	2,000,000	2,093,529
5.200% due 06/01/45	3,000,000	3,334,911
MPLX LP 4.125% due 03/01/27	2,150,000	2,205,603
Nabors Industries Inc 5.500% due 01/15/23	900,000	875,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

NuStar Logistics LP 5.625% due 04/28/27	$875,000	$892,500
ONEOK Inc 4.950% due 07/13/47	2,650,000	2,765,390
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25 ~	3,500,000	3,514,875
7.250% due 03/17/44	1,150,000	1,198,875
7.375% due 01/17/27	2,000,000	2,206,000
Petroleos Mexicanos (Mexico) 6.500% due 03/13/27 ~	2,200,000	2,407,350
Range Resources Corp 5.000% due 03/15/23	2,500,000	2,500,000
Sabine Pass Liquefaction LLC 4.200% due 03/15/28	1,400,000	1,418,886
5.000% due 03/15/27	2,100,000	2,254,469
Summit Midstream Holdings LLC 5.500% due 08/15/22	3,000,000	3,015,000
Western Gas Partners LP 4.650% due 07/01/26	3,150,000	3,279,247

		53,111,618

Financial - 13.0%

Air Lease Corp 3.625% due 04/01/27	2,600,000	2,602,263
Ares Capital Corp 3.500% due 02/10/23	4,000,000	3,944,691
Bank of America Corp 4.183% due 11/25/27	2,350,000	2,457,913
4.200% due 08/26/24	6,000,000	6,322,574
4.250% due 10/22/26	3,500,000	3,691,491
Bank of Montreal (Canada) 3.803% (LIBOR + 1.432%) due 12/15/32 §	2,000,000	1,979,760
Capital One Financial Corp 4.200% due 10/29/25	3,000,000	3,090,803
Citigroup Inc 3.400% due 05/01/26	2,000,000	2,015,041
4.125% due 07/25/28	3,600,000	3,717,123
4.400% due 06/10/25	5,000,000	5,281,463
4.600% due 03/09/26	3,948,000	4,207,674
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,500,000	3,554,649
Healthcare Realty Trust Inc REIT 3.625% due 01/15/28	1,900,000	1,883,128
Hudson Pacific Properties LP REIT 3.950% due 11/01/27	2,200,000	2,192,457
JPMorgan Chase & Co 3.125% due 01/23/25	5,500,000	5,534,145
4.125% due 12/15/26	4,000,000	4,226,400
Kilroy Realty LP REIT 3.450% due 12/15/24	2,400,000	2,396,234
Morgan Stanley 5.000% due 11/24/25	7,500,000	8,218,313
Neuberger Berman Group LLC 4.500% due 03/15/27 ~	2,600,000	2,738,982
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,100,000	3,230,134
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	3,177,678
The Goldman Sachs Group Inc 3.272% (LIBOR + 1.201%) due 09/29/25 §	4,500,000	4,484,877
3.500% due 11/16/26	8,000,000	8,053,059
UDR Inc REIT 2.950% due 09/01/26	3,000,000	2,887,879
Ventas Realty LP REIT 3.500% due 02/01/25	4,450,000	4,488,892
VICI Properties 1 LLC REIT 4.847% (LIBOR + 3.500%) due 10/15/22 §	750,000	753,750

	Principal Amount	Value

Wells Fargo & Co 4.400% due 06/14/46	$3,750,000	$3,961,061
4.750% due 12/07/46	2,550,000	2,854,391
Welltower Inc REIT 4.000% due 06/01/25	3,000,000	3,106,245

		107,053,070

Industrial - 2.8%

Allegion US Holding Co Inc 3.550% due 10/01/27	3,500,000	3,469,585
Louisiana-Pacific Corp 4.875% due 09/15/24	2,000,000	2,070,000
Northrop Grumman Corp 4.030% due 10/15/47	1,700,000	1,782,695
Novelis Corp 5.875% due 09/30/26 ~	2,000,000	2,045,000
6.250% due 08/15/24 ~	3,000,000	3,150,000
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	2,500,000	2,596,875
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	2,000,000	1,995,000
Standard Industries Inc 4.750% due 01/15/28 ~	2,375,000	2,392,361
United Parcel Service Inc 3.750% due 11/15/47	3,000,000	3,102,761

		22,604,277

Technology - 1.3%

Apple Inc 3.750% due 09/12/47	3,250,000	3,336,197
Dell International LLC 6.020% due 06/15/26 ~	2,400,000	2,649,974
Hewlett Packard Enterprise Co 4.900% due 10/15/25	3,000,000	3,171,469
QUALCOMM Inc 4.300% due 05/20/47	1,500,000	1,513,463

		10,671,103

Utilities - 3.1%

Calpine Corp 5.250% due 06/01/26 ~	3,500,000	3,443,160
Exelon Corp 5.100% due 06/15/45	4,000,000	4,735,674
FirstEnergy Corp 4.850% due 07/15/47	3,000,000	3,358,556
IPALCO Enterprises Inc 3.700% due 09/01/24 ~	3,500,000	3,500,136
ITC Holdings Corp 3.350% due 11/15/27 ~	3,000,000	3,007,526
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	2,500,000	2,710,134
Talen Energy Supply LLC 6.500% due 06/01/25	2,000,000	1,630,000
The Southern Co 3.250% due 07/01/26	3,300,000	3,241,462

		25,626,648

Total Corporate Bonds & Notes (Cost $365,704,173)		375,923,579

SENIOR LOAN NOTES - 14.9%

Basic Materials - 0.6%

Big River Steel LLC Term B 6.693% (LIBOR + 5.000%) due 08/23/23 §	997,500	1,009,969
Ineos US Finance LLC Term B (Luxembourg) 3.569% (LIBOR + 2.000%) due 03/31/24 §	1,000,000	1,002,569
PQ Corp Term B-1 4.630% (LIBOR + 3.250%) due 11/04/22 §	2,962,500	2,990,736

		5,003,274

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Communications - 2.3%

Altice US Finance I Corp Term B 3.819% (LIBOR + 2.250%) due 07/28/25 § Ω	$4,432,103	$4,422,840
Charter Communications Operating LLC Term B due 04/30/25 ¥	1,000,000	1,001,875
CSC Holdings LLC 3.741% (LIBOR + 2.250%) due 07/17/25 §	2,969,453	2,961,287
Frontier Communications Corp Term B-1 5.320% (LIBOR + 3.750%) due 06/15/24 §	4,975,000	4,811,447
Level 3 Parent LLC Term B 3.696% (LIBOR + 2.250%) due 02/22/24 §	2,500,000	2,503,125
Sprint Communications Inc Term B 4.125% (LIBOR + 2.500%) due 02/02/24 §	2,982,488	2,984,662

		18,685,236

Consumer, Cyclical - 4.0%

ClubCorp Holdings Inc Term B 4.943% (LIBOR + 3.250%) due 09/18/24 §	2,203,353	2,215,156
Federal-Mogul LLC Term C 5.252% (LIBOR + 3.750%) due 04/15/21 §	728,539	734,838
HD Supply Inc Term B-3 3.943% (LIBOR + 2.250%) due 08/13/21 §	2,210,897	2,226,373
Hilton Worldwide Finance LLC Term B-2 3.552% (LIBOR + 2.000%) due 10/25/23 §	4,009,210	4,033,810
Las Vegas Sands LLC Term B 3.569% (LIBOR + 2.000%) due 03/29/24 §	4,826,123	4,856,957
New Red Finance Inc Term B (Canada) 3.868% (LIBOR + 2.250%) due 02/17/24 §	5,321,544	5,327,366
Nexeo Solutions LLC Term B 4.717% (LIBOR + 3.250%) due 06/09/23 §	1,970,100	1,984,054
Rite Aid Corp (2nd Lien) 6.240% (LIBOR + 4.750%) due 08/21/20 §	4,250,000	4,268,594
SeaWorld Parks & Entertainment Inc Term B-5 4.693% (LIBOR + 3.000%) due 03/31/24 §	2,984,962	2,952,832
Univar USA Inc Term B-3 4.069% (LIBOR + 2.500%) due 07/01/24 §	3,933,938	3,953,607

		32,553,587

Consumer, Non-Cyclical - 1.1%

Albertson’s LLC Term B-4 4.319% (LIBOR + 2.750%) due 08/25/21 §	2,350,899	2,307,702
Jaguar Holding Co II 4.384% (LIBOR + 2.750%) due 08/18/22 §	3,198,296	3,208,092
US Foods Inc Term B 4.069% (LIBOR + 2.500%) due 06/27/23 §	3,447,500	3,471,202

		8,986,996

Energy - 0.4%

Arch Coal Inc Term B 4.819% (LIBOR + 3.250%) due 03/07/24 §	2,984,962	3,014,812

	Principal Amount	Value

Financial - 1.8%

DTZ US Borrower LLC Term B 4.708% (LIBOR + 3.250%) due 11/04/21 §	$582,644	$575,830
HUB International Ltd Term B 4.413% (LIBOR + 3.250%) due 10/02/20 §	3,862,577	3,884,312
Realogy Group LLC Term B 3.819% (LIBOR + 2.250%) due 07/20/22 §	846,527	851,421
USI Inc Term B 4.693% (LIBOR + 3.000%) due 05/16/24 § ¥	3,991,000	3,994,324
VICI Properties 1 LLC 3.785% (LIBOR + 2.250%) due 12/15/24 §	1,000,000	1,001,771
WaveDivision Holdings LLC Term B 4.140% (LIBOR + 2.750%) due 10/15/19 §	4,442,010	4,450,339

		14,757,997

Industrial - 2.5%

Avolon (US) LLC Term B-2 (Ireland) 3.751% (LIBOR + 2.250%) due 04/03/22 §	3,980,000	3,955,642
BWAY Corp Term B 4.599% (LIBOR + 3.250%) due 04/03/24 §	1,492,500	1,500,662
Proampac PG Borrower LLC 4.954% (LIBOR + 3.500%) due 11/18/23 §	3,979,950	4,018,508
Reynolds Group Holdings Inc Term B 4.319% (LIBOR + 3.000%) due 02/05/23 §	5,509,633	5,542,829
TransDigm Inc
Term E 4.319% (LIBOR + 2.750%) due 05/14/22 §	1,947,523	1,955,638
Term F 4.362% (LIBOR + 2.750%) due 06/09/23 §	3,880,021	3,891,346

		20,864,625

Technology - 1.4%

First Data Corp 3.802% (LIBOR + 2.250%) due 07/10/22 §	3,206,671	3,212,238
3.802% (LIBOR + 2.250%) due 04/26/24 §	455,966	456,780
ON Semiconductor Corp Term B 3.569% (LIBOR + 2.000%) due 03/31/23 §	1,420,153	1,428,586
Sensata Technologies BV Term B 3.210% (LIBOR + 2.250%) due 10/14/21 §	1,154,847	1,161,256
Solera LLC Term B 4.818% (LIBOR + 3.250%) due 03/03/23 §	5,158,125	5,196,811

		11,455,671

Utilities - 0.8%

Talen Energy Supply LLC Term B-1 5.569% (LIBOR + 4.000%) due 07/06/23 §	3,965,044	3,988,588
Vistra Operations Co LLC
Term B 4.021% (LIBOR + 2.500%) due 08/04/23 §	2,418,429	2,433,846
Term C 3.834% (LIBOR + 2.500%) due 08/04/23 §	428,571	431,304

		6,853,738

Total Senior Loan Notes (Cost $121,857,580)		122,175,936

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 1.1%

Fannie Mae - 0.6%

2.500% due 01/01/33	$4,500,000	$4,495,402

Freddie Mac - 0.5%

2.500% due 01/01/33	4,000,000	3,994,713

Total Mortgage-Backed Securities (Cost $8,477,500)		8,490,115

ASSET-BACKED SECURITIES - 15.6%

ALM XII CLO Ltd (Cayman) 2.959% (LIBOR + 1.600%) due 04/16/27 § ~	1,900,000	1,906,919
3.409% (LIBOR + 2.050%) due 04/16/27 § ~	1,100,000	1,110,287
American Express Credit Account Master Trust 1.857% (LIBOR + 0.380%) due 02/18/25 §	750,000	754,388
2.350% due 05/15/25	2,500,000	2,494,205
AmeriCredit Automobile Receivables Trust 1.980% due 12/20/21	1,000,000	996,379
2.240% due 06/19/23	950,000	942,312
2.300% due 02/18/22	2,500,000	2,496,224
2.400% due 05/18/22	1,850,000	1,848,419
2.690% due 06/19/23	1,050,000	1,048,373
2.710% due 08/18/22	1,500,000	1,499,444
Apidos CLO XV (Cayman) 2.463% (LIBOR + 1.100%) due 10/20/25 § ~	1,250,000	1,253,077
Atrium XI CLO (Cayman) 2.503% (LIBOR + 1.140%) due 10/23/25 § ~	1,250,000	1,253,015
Babson CLO Ltd (Cayman) 2.904% (LIBOR + 1.550%) due 01/18/25 § ~	2,000,000	2,005,503
Birchwood Park CLO Ltd (Cayman) 2.539% (LIBOR + 1.180%) due 07/15/26 § ~	1,600,000	1,602,579
BlueMountain CLO Ltd (Cayman) 2.499% (LIBOR + 1.140%) due 10/15/26 § ~	2,500,000	2,514,406
Capital Auto Receivables Asset Trust 1.690% due 03/20/21	1,250,000	1,241,230
2.110% due 03/22/21	600,000	598,441
Carlyle Global Market Strategies CLO Ltd (Cayman) 2.524% (LIBOR + 1.150%) due 07/27/26 § ~	1,500,000	1,504,972
2.924% (LIBOR + 1.550%) due 07/27/26 § ~	1,500,000	1,504,739
3.363% (LIBOR + 2.000%) due 04/20/27 § ~	2,975,000	2,997,247
Chase Issuance Trust 1.370% due 06/15/21	7,750,000	7,677,034
Citibank Credit Card Issuance Trust 1.800% due 09/20/21	4,000,000	3,980,527
1.920% due 04/07/22	2,500,000	2,484,973
2.150% due 07/15/21	4,660,000	4,665,882
2.242% (LIBOR + 0.770%) due 05/14/29 §	6,000,000	6,063,805
Dryden 31 Senior Loan Fund CLO (Cayman) 2.434% (LIBOR + 1.080%) due 04/18/26 § ~	1,250,000	1,253,316
Ford Credit Auto Owner Trust 1.730% due 03/15/22	850,000	835,635
2.240% due 06/15/22	1,000,000	995,150
2.350% due 04/15/23	2,500,000	2,488,385
2.360% due 03/15/29 ~	6,000,000	5,950,862

	Principal Amount	Value

Navient Private Education Loan Trust 2.259% (LIBOR + 0.700%) due 09/16/24 § ~	$1,190,848	$1,194,339
Navient Student Loan Trust 2.152% (LIBOR + 0.600%) due 06/25/65 § ~	467,872	468,775
Nelnet Student Loan Trust 2.182% (LIBOR + 0.630%) due 01/25/37 § ~	2,359,315	2,350,090
Oak Hill Credit Partners X CLO Ltd (Cayman) 2.493% (LIBOR + 1.130%) due 07/20/26 § ~	2,500,000	2,507,529
OCP CLO Ltd (Cayman) 2.191% (LIBOR + 0.820%) due 10/26/27 § ~	2,000,000	2,001,739
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	4,000,000	3,966,143
Regatta IV Funding CLO Ltd (Cayman) 2.387% (LIBOR + 1.020%) due 07/25/26 § ~	2,000,000	2,004,204
Santander Drive Auto Receivables Trust 1.890% due 06/15/21	3,000,000	2,994,213
2.080% due 02/16/21	700,000	700,250
2.100% due 06/15/21	2,000,000	1,994,927
2.660% due 11/15/21	1,000,000	1,003,552
Securitized Term Auto Receivables Trust (Canada) 2.209% due 06/25/21 ~	1,000,000	994,519
SLM Private Credit Student Loan Trust 1.878% (LIBOR + 0.290%) due 06/15/39 §	4,000,000	3,834,172
SLM Student Loan Trust 1.917% (LIBOR + 0.550%) due 10/25/64 § ~	5,000,000	4,974,435
SMB Private Education Loan Trust 2.340% due 09/15/34 ~	2,500,000	2,449,946
2.377% (LIBOR + 0.900%) due 09/15/34 § ~	4,600,000	4,663,755
2.700% due 05/15/31 ~	2,500,000	2,490,163
2.820% due 10/15/35 ~	4,150,000	4,138,824
2.880% due 09/15/34 ~	4,500,000	4,513,289
2.927% (LIBOR + 1.450%) due 02/17/32 § ~	1,850,000	1,915,631
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	1,000,000	994,712
Verizon Owner Trust 1.420% due 01/20/21 ~	600,000	596,805
2.060% due 09/20/21 ~	3,000,000	2,993,498
2.060% due 04/20/22 ~	2,000,000	1,992,226
Volvo Financial Equipment LLC 2.210% due 11/15/21 ~	1,250,000	1,243,233
Washington Mill CLO Ltd (Cayman) 2.583% (LIBOR + 1.220%) due 04/20/26 § ~	1,000,000	1,005,321

Total Asset-Backed Securities (Cost $127,825,798)		127,954,018

U.S. GOVERNMENT AGENCY ISSUES - 1.3%

Fannie Mae 1.875% due 09/18/18	5,500,000	5,505,192
Freddie Mac 1.250% due 10/02/19	5,500,000	5,434,814

Total U.S. Government Agency Issues (Cost $11,015,638)		10,940,006

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 15.7%

U.S. Treasury Bonds – 3.1%

2.250% due 08/15/46	$6,000,000	$5,406,377
2.500% due 02/15/45	5,000,000	4,762,424
2.500% due 02/15/46	3,500,000	3,327,788
2.500% due 05/15/46	6,500,000	6,176,363
2.750% due 08/15/47	2,500,000	2,500,851
2.750% due 11/15/47	3,000,000	3,002,013

		25,175,816

U.S. Treasury Notes - 12.6%

0.750% due 09/30/18	5,000,000	4,964,752
0.750% due 10/31/18	5,000,000	4,959,097
0.875% due 10/15/18	5,000,000	4,967,883
1.125% due 03/31/20	5,000,000	4,914,822
1.125% due 04/30/20	5,000,000	4,910,932
1.125% due 02/28/21	4,000,000	3,890,103
1.250% due 01/31/19	4,500,000	4,472,170
1.250% due 07/31/23	5,000,000	4,738,368
1.375% due 09/30/18	2,500,000	2,493,694
1.375% due 06/30/23	3,600,000	3,439,064
1.375% due 08/31/23	4,000,000	3,812,703
1.375% due 09/30/23	4,500,000	4,285,925
1.500% due 10/31/19	4,000,000	3,972,489
1.500% due 08/15/26	5,000,000	4,650,780
1.625% due 07/31/20	5,500,000	5,457,845
1.625% due 02/15/26	4,000,000	3,777,147
1.625% due 05/15/26	5,000,000	4,708,905
1.750% due 09/30/22	3,000,000	2,939,992
1.875% due 10/31/22	3,000,000	2,956,491
2.000% due 10/31/21	4,000,000	3,983,185
2.000% due 08/15/25	5,000,000	4,874,205
2.125% due 12/31/21	5,500,000	5,501,602
2.125% due 12/31/22	2,000,000	1,991,600
2.125% due 03/31/24	3,000,000	2,969,165
2.250% due 11/15/27	4,000,000	3,942,944

		103,575,863

Total U.S. Treasury Obligations (Cost $129,688,266)		128,751,679

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 2.2%

Chile Government (Chile) 2.250% due 10/30/22	$5,000,000	$4,945,000
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	2,900,000	2,876,728
Mexico Government (Mexico) 3.625% due 03/15/22	2,000,000	2,083,000
4.350% due 01/15/47	2,000,000	1,915,000
Province of British Columbia (Canada) 2.000% due 10/23/22	3,000,000	2,943,259
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	2,974,188

Total Foreign Government Bonds & Notes (Cost $17,631,307)		17,737,175

	Shares
SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

BlackRock Liquidity Funds T-Fund Portfolio	32,933,888	32,933,888

Total Short-Term Investment (Cost $32,933,888)		32,933,888

TOTAL INVESTMENTS - 100.6% (Cost $815,134,150)		824,906,396

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(4,741,962)

NET ASSETS - 100.0%		$820,164,434

Notes to Schedule of Investments

(a)	An investment with a value of $4,422,840 or 0.5% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$375,923,579	$—	$375,923,579	$—
	Senior Loan Notes	122,175,936	—	122,175,936	—
	Mortgage-Backed Securities	8,490,115	—	8,490,115	—
	Asset-Backed Securities	127,954,018	—	127,954,018	—
	U.S. Government Agency Issues	10,940,006	—	10,940,006	—
	U.S. Treasury Obligations	128,751,679	—	128,751,679	—
	Foreign Government Bonds & Notes	17,737,175	—	17,737,175	—
	Short-Term Investment	32,933,888	32,933,888	—	—

	Total	$824,906,396	$32,933,888	$791,972,508	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 5.0%

Basic Materials - 0.2%

Constellium NV ‘A’ (Netherlands) *	79,179	$882,846

Consumer, Cyclical - 1.4%

CalAtlantic Group Inc	10,114	570,328
Cedar Fair LP	12,400	805,876
Las Vegas Sands Corp	14,365	998,224
Lennar Corp ‘A’	19,995	1,264,484
Lennar Corp ‘B’	400	20,667
Modular Space Corp * ±	40,245	684,165
Mohawk Industries Inc *	4,600	1,269,140
SeaWorld Entertainment Inc *	34,775	471,897
Six Flags Entertainment Corp	15,667	1,042,952

		7,127,733

Energy - 1.2%

Concho Resources Inc *	8,270	1,242,319
Continental Resources Inc *	20,750	1,099,128
Diamondback Energy Inc *	10,300	1,300,375
Pioneer Natural Resources Co	7,350	1,270,447
WPX Energy Inc *	83,210	1,170,765

		6,083,034

Financial - 1.5%

Bank of America Corp	52,830	1,559,542
Citigroup Inc	17,500	1,302,175
JPMorgan Chase & Co	11,000	1,176,340
The Goldman Sachs Group Inc	4,200	1,069,992
The PNC Financial Services Group Inc	7,650	1,103,818
Wells Fargo & Co	18,350	1,113,294

		7,325,161

Industrial - 0.7%

Allegion PLC	20,040	1,594,382
Evoqua Water Technologies Corp *	2,025	48,013
Owens-Illinois Inc *	30,000	665,100
Xylem Inc	15,309	1,044,074

		3,351,569

Total Common Stocks (Cost $20,257,118)		24,770,343

	Principal Amount
CORPORATE BONDS & NOTES - 61.2%

Basic Materials - 3.3%

Anglo American Capital PLC (United Kingdom) 4.750% due 04/10/27 ~	$1,275,000	1,336,076
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	2,000,000	1,965,000
Constellium NV (Netherlands)
5.875% due 02/15/26 ~	250,000	255,313
6.625% due 03/01/25 ~	1,250,000	1,320,313
Corp Nacional del Cobre de Chile (Chile) 3.625% due 08/01/27 ~	3,000,000	3,011,310
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	1,400,000	1,468,515
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	3,750,000	3,771,085
Hexion Inc
6.625% due 04/15/20	1,350,000	1,218,375
10.375% due 02/01/22 ~	625,000	584,766
Teck Resources Ltd (Canada) 8.500% due 06/01/24 ~	1,000,000	1,132,500

		16,063,253

	Principal Amount	Value

Communications - 5.1%

Alibaba Group Holding Ltd (China) 3.400% due 12/06/27	$1,350,000	$1,350,938
AT&T Inc
3.400% due 08/14/24	2,000,000	2,012,719
4.900% due 08/14/37	100,000	101,712
CCO Holdings LLC 5.875% due 04/01/24 ~	900,000	940,500
Charter Communications Operating LLC
3.750% due 02/15/28	1,500,000	1,438,754
4.200% due 03/15/28	1,500,000	1,487,814
6.384% due 10/23/35	500,000	587,606
CSC Holdings LLC
6.625% due 10/15/25 ~	200,000	216,996
10.125% due 01/15/23 ~	400,000	451,500
10.875% due 10/15/25 ~	1,000,000	1,190,000
DISH DBS Corp 5.875% due 11/15/24	3,200,000	3,124,000
Intelsat Jackson Holdings SA (Luxembourg) 8.000% due 02/15/24 ~	1,119,000	1,180,545
Sprint Communications Inc 6.000% due 11/15/22	350,000	350,875
Sprint Corp
7.250% due 09/15/21	4,375,000	4,642,969
7.625% due 02/15/25	2,000,000	2,100,000
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	187,500	189,141
Townsquare Media Inc 6.500% due 04/01/23 ~	1,250,000	1,226,563
Verizon Communications Inc 4.500% due 08/10/33	2,500,000	2,627,820

		25,220,452

Consumer, Cyclical - 11.4%

Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	897,495	910,957
Air Canada Pass-Through Trust ‘C’ (Canada) 5.000% due 03/15/20 ~	750,000	767,663
American Airlines Pass-Through Trust ‘A’ 4.100% due 07/15/29	1,426,913	1,488,769
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	1,333,282	1,409,079
American Axle & Manufacturing Inc
6.250% due 04/01/25 ~	1,250,000	1,318,750
6.500% due 04/01/27 ~	525,000	557,156
AV Homes Inc 6.625% due 05/15/22	2,000,000	2,105,000
Beazer Homes USA Inc
5.875% due 10/15/27 ~	2,475,000	2,499,750
7.250% due 02/01/23	71,000	74,195
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	2,325,000	2,354,760
CalAtlantic Group Inc
6.250% due 12/15/21	415,000	452,350
6.625% due 05/01/20	750,000	808,275
8.375% due 01/15/21	500,000	578,125
Carrols Restaurant Group Inc 8.000% due 05/01/22	750,000	793,125
CEC Entertainment Inc 8.000% due 02/15/22	600,000	567,000
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	2,600,000	2,548,000
Ford Motor Co 4.346% due 12/08/26	250,000	261,047
Ford Motor Credit Co LLC
3.810% due 01/09/24	2,000,000	2,043,978
3.815% due 11/02/27	3,000,000	3,005,995
4.250% due 09/20/22	1,250,000	1,311,966

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	$1,275,000	$1,367,438
General Motors Financial Co Inc
3.003% (LIBOR + 1.310%) due 06/30/22 §	3,000,000	3,057,137
3.200% due 07/06/21	1,550,000	1,566,237
4.375% due 09/25/21	1,500,000	1,579,026
Golden Nugget Inc
6.750% due 10/15/24 ~	2,725,000	2,779,500
8.750% due 10/01/25 ~	1,450,000	1,526,125
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24 ~	1,775,000	1,945,844
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	1,000,000	1,055,000
Lennar Corp 4.750% due 11/29/27 ~	1,575,000	1,629,810
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	1,450,000	1,540,625
Mattel Inc
3.150% due 03/15/23	750,000	649,508
5.450% due 11/01/41	1,425,000	1,186,313
6.750% due 12/31/25 ~	350,000	355,583
MGM Resorts International
6.750% due 10/01/20	1,150,000	1,244,875
7.750% due 03/15/22	500,000	571,250
Mohawk Industries Inc 3.850% due 02/01/23	480,000	498,783
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	354,298	376,778
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	750,000	763,125
Tesla Inc 5.300% due 08/15/25 ~	1,900,000	1,821,625
The Men’s Wearhouse Inc 7.000% due 07/01/22	1,100,000	1,109,680
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	405,575	417,824
4.750% due 10/11/23	115,504	119,645
Wyndham Worldwide Corp
3.900% due 03/01/23	350,000	346,667
4.150% due 04/01/24	1,750,000	1,760,183
5.625% due 03/01/21	1,250,000	1,329,755

		56,454,276

Consumer, Non-Cyclical - 7.4%

Ahern Rentals Inc 7.375% due 05/15/23 ~	2,900,000	2,740,500
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	2,000,000	2,066,945
B&G Foods Inc 5.250% due 04/01/25	600,000	611,790
BAT Capital Corp (United Kingdom) 3.222% due 08/15/24 ~	2,200,000	2,202,672
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	800,000	816,000
HCA Healthcare Inc 6.250% due 02/15/21	825,000	876,563
HCA Inc
5.250% due 04/15/25	1,825,000	1,934,500
5.875% due 03/15/22	1,500,000	1,608,750
Herc Rentals Inc 7.500% due 06/01/22 ~	1,068,000	1,156,110
Jaguar Holding Co II 6.375% due 08/01/23 ~	500,000	506,250
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	775,000	793,406
JBS USA LUX SA (Brazil)
5.750% due 06/15/25 ~	500,000	483,750
5.875% due 07/15/24 ~	425,000	412,781
7.250% due 06/01/21 ~	1,575,000	1,608,469

	Principal Amount	Value

McCormick & Co Inc 3.150% due 08/15/24	$2,000,000	$2,013,069
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	250,000	258,125
5.875% due 09/30/27 ~	325,000	335,563
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	2,600,000	2,892,500
Reynolds American Inc (United Kingdom) 4.450% due 06/12/25	1,500,000	1,601,472
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/21	1,750,000	1,723,792
Tenet Healthcare Corp
4.625% due 07/15/24 ~	875,000	856,406
5.125% due 05/01/25 ~	500,000	489,375
7.500% due 01/01/22 ~	125,000	131,719
The ADT Corp 6.250% due 10/15/21	1,550,000	1,705,000
TMS International Corp 7.250% due 08/15/25 ~	2,300,000	2,409,250
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	708,000	712,425
5.500% due 11/01/25 ~	25,000	25,563
5.625% due 12/01/21 ~	850,000	834,063
5.875% due 05/15/23 ~	900,000	835,875
7.250% due 07/15/22 ~	750,000	761,250
7.500% due 07/15/21 ~	900,000	919,125
9.000% due 12/15/25 ~	350,000	365,645

		36,688,703

Energy - 8.3%

Andeavor Logistics LP 5.250% due 01/15/25	1,325,000	1,395,159
Callon Petroleum Co 6.125% due 10/01/24	1,350,000	1,397,250
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	250,000	259,225
5.875% due 03/31/25	450,000	488,531
7.000% due 06/30/24	1,000,000	1,140,000
Cheniere Energy Partners LP 5.250% due 10/01/25 ~	1,425,000	1,453,500
Chesapeake Energy Corp
8.000% due 12/15/22 ~	311,000	336,657
8.000% due 01/15/25 ~	1,400,000	1,415,750
8.000% due 06/15/27 ~	275,000	264,687
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	575,000	586,500
5.750% due 01/30/28 ~	575,000	592,681
Energy Transfer LP
4.050% due 03/15/25	1,200,000	1,200,687
4.750% due 01/15/26	500,000	519,459
EP Energy LLC
8.000% due 11/29/24 ~	975,000	1,011,563
8.000% due 02/15/25 ~	900,000	661,500
Halcon Resources Corp 6.750% due 02/15/25 ~	2,000,000	2,090,000
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	1,250,000	1,068,750
6.500% due 01/15/25 ~	275,000	272,594
NuStar Logistics LP 5.625% due 04/28/27	1,575,000	1,606,500
Parsley Energy LLC
5.375% due 01/15/25 ~	1,125,000	1,141,875
5.625% due 10/15/27 ~	150,000	153,750
Petrobras Global Finance BV (Brazil) 7.375% due 01/17/27	1,750,000	1,930,250
Petroleos Mexicanos (Mexico) 6.500% due 03/13/27 ~	1,350,000	1,477,238
Precision Drilling Corp (Canada) 7.750% due 12/15/23	1,125,000	1,186,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Sabine Pass Liquefaction LLC 5.625% due 03/01/25	$2,525,000	$2,788,527
Sanchez Energy Corp 7.750% due 06/15/21	2,050,000	1,937,250
SemGroup Corp
6.375% due 03/15/25 ~	1,500,000	1,485,000
7.250% due 03/15/26 ~	275,000	282,563
SESI LLC 7.125% due 12/15/21	1,700,000	1,744,625
Southwestern Energy Co 7.500% due 04/01/26	2,150,000	2,287,063
Sunoco Logistics Partners Operations LP 4.000% due 10/01/27	1,200,000	1,178,664
Targa Resources Partners LP
5.000% due 01/15/28 ~	650,000	650,813
5.125% due 02/01/25	1,050,000	1,078,875
5.375% due 02/01/27	200,000	206,000
Western Gas Partners LP 4.650% due 07/01/26	1,500,000	1,561,546
Whiting Petroleum Corp
6.250% due 04/01/23	1,300,000	1,335,750
6.625% due 01/15/26 ~	750,000	765,938

		40,953,595

Financial - 13.8%

AAF Holdings LLC 12.000% Cash or 12.750% PIK due 07/01/19 ~	573,396	592,031
AerCap Ireland Capital DAC (Netherlands)
3.950% due 02/01/22	750,000	773,609
5.000% due 10/01/21	250,000	266,696
Air Lease Corp
3.625% due 04/01/27	1,500,000	1,501,305
3.750% due 02/01/22	1,750,000	1,809,592
4.250% due 09/15/24	1,000,000	1,050,613
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	1,800,000	1,737,000
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	500,000	502,500
Bank of America Corp
2.365% (LIBOR + 1.000%) due 04/24/23 §	2,000,000	2,033,400
4.200% due 08/26/24	2,500,000	2,634,406
Bank of Montreal (Canada) 3.803% (USD Swap + 1.432%) due 12/15/32 §	2,000,000	1,979,760
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	4,000,000	3,889,468
Citigroup Inc
2.327% (LIBOR + 0.960%) due 04/25/22 §	3,000,000	3,032,919
4.400% due 06/10/25	1,500,000	1,584,439
Credit Suisse Group AG (Switzerland) 3.574% due 01/09/23 ~	2,000,000	2,035,083
Five Point Operating Co LP 7.875% due 11/15/25 ~	925,000	943,500
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	1,625,000	1,677,813
HSBC Holdings PLC (United Kingdom)
2.650% due 01/05/22	1,000,000	993,810
3.196% (LIBOR + 1.500%) due 01/05/22 §	1,500,000	1,551,661
International Lease Finance Corp 6.250% due 05/15/19	1,950,000	2,043,913
Jefferies Finance LLC
6.875% due 04/15/22 ~	500,000	508,750
7.375% due 04/01/20 ~	1,500,000	1,548,750
7.500% due 04/15/21 ~	2,000,000	2,080,000
JPMorgan Chase & Co
2.267% (LIBOR + 0.900%) due 04/25/23 §	1,750,000	1,770,952
2.972% due 01/15/23	2,000,000	2,017,874
3.125% due 01/23/25	1,100,000	1,106,829

	Principal Amount	Value

MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	$275,000	$294,250
Morgan Stanley
2.617% (LIBOR + 1.220%) due 05/08/24 §	2,000,000	2,043,573
3.591% (LIBOR + 1.340%) due 07/22/28 §	4,000,000	4,040,491
5.000% due 11/24/25	2,000,000	2,191,550
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,280,000	1,238,400
Senior Housing Properties Trust REIT 6.750% due 04/15/20	1,000,000	1,062,472
Springleaf Finance Corp 6.125% due 05/15/22	1,700,000	1,772,250
The Goldman Sachs Group Inc
2.350% due 11/15/21	2,000,000	1,971,264
2.365% (LIBOR + 1.000%) due 07/24/23 §	3,000,000	3,027,701
3.272% (LIBOR + 1.201%) due 09/29/25 §	2,500,000	2,491,599
3.500% due 11/16/26	1,000,000	1,006,632
3.750% due 02/25/26	1,300,000	1,335,855
UBS Group Funding Switzerland AG (Switzerland) 2.682% (LIBOR + 1.220%) due 05/23/23 § ~	2,000,000	2,033,595
UDR Inc 3.500% due 01/15/28	2,000,000	1,999,792

		68,176,097

Industrial - 8.6%

Apex Tool Group LLC 7.000% due 02/01/21 ~	1,787,000	1,728,923
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	2,050,000	2,147,375
Ardagh Packaging Finance PLC (Ireland)
6.000% due 02/15/25 ~	750,000	791,250
7.250% due 05/15/24 ~	400,000	437,000
Brand Industrial Services Inc 8.500% due 07/15/25 ~	2,250,000	2,368,125
BWAY Holding Co
5.500% due 04/15/24 ~	1,350,000	1,407,375
7.250% due 04/15/25 ~	900,000	931,500
Cloud Crane LLC 10.125% due 08/01/24 ~	3,300,000	3,729,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	4,290,000	4,279,275
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	1,500,000	1,556,213
Itron Inc 5.000% due 01/15/26 ~	775,000	779,844
Jeld-Wen Inc
4.625% due 12/15/25 ~	100,000	101,000
4.875% due 12/15/27 ~	75,000	75,938
JPW Industries Holding Corp 9.000% due 10/01/24 ~	1,450,000	1,518,875
Masco Corp
3.500% due 04/01/21	1,075,000	1,097,199
4.375% due 04/01/26	1,025,000	1,087,013
7.750% due 08/01/29	233,000	303,952
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	1,850,000	2,007,250
Novelis Corp
5.875% due 09/30/26 ~	1,975,000	2,019,438
6.250% due 08/15/24 ~	550,000	577,500
Owens Corning
4.200% due 12/15/22	500,000	524,766
4.200% due 12/01/24	1,350,000	1,416,164

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	$1,050,000	$1,047,375
5.500% due 02/15/24 ~	450,000	447,750
Penske Truck Leasing Co LP
3.200% due 07/15/20 ~	1,500,000	1,523,170
3.300% due 04/01/21 ~	1,000,000	1,019,174
Standard Industries Inc 4.750% due 01/15/28 ~	1,850,000	1,863,524
TransDigm Inc 6.500% due 07/15/24	1,000,000	1,027,500
US Concrete Inc 6.375% due 06/01/24	2,025,000	2,181,938
Zekelman Industries Inc 9.875% due 06/15/23 ~	2,035,000	2,294,463

		42,289,869

Technology - 1.1%

Dell International LLC
5.450% due 06/15/23 ~	1,000,000	1,081,731
5.875% due 06/15/21 ~	200,000	208,000
6.020% due 06/15/26 ~	250,000	276,039
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	1,550,000	1,592,625
Infor US Inc 6.500% due 05/15/22	250,000	260,000
NXP BV (Netherlands)
3.875% due 09/01/22 ~	550,000	557,563
4.625% due 06/01/23 ~	1,500,000	1,572,750

		5,548,708

Utilities - 2.2%

Calpine Corp
5.250% due 06/01/26 ~	1,200,000	1,180,512
5.875% due 01/15/24 ~	1,500,000	1,530,000
Dynegy Inc
7.625% due 11/01/24	800,000	862,000
8.125% due 01/30/26 ~	500,000	548,125
Enel Finance International NV (Italy) 3.500% due 04/06/28 ~	3,000,000	2,939,724
NRG Energy Inc 7.250% due 05/15/26	2,675,000	2,925,755
Talen Energy Supply LLC
6.500% due 09/15/24 ~	500,000	405,000
6.500% due 06/01/25	800,000	652,000

		11,043,116

Total Corporate Bonds & Notes (Cost $297,767,900)		302,438,069

SENIOR LOAN NOTES - 25.8%

Basic Materials - 0.4%

Ineos US Finance LLC Term B (Luxembourg) 3.569% (LIBOR + 2.000%) due 03/31/24 §	2,000,000	2,005,138

Communications - 2.2%

Altice US Finance I Corp Term B 3.819% (LIBOR + 2.250%) due 07/28/25 § Ω	2,466,204	2,461,050
CSC Holdings LLC 3.741% (LIBOR + 2.250%) due 07/17/25 §	652,969	651,173
Frontier Communications Corp Term B-1 5.320% (LIBOR + 3.750%) due 06/15/24 § ¥	3,487,500	3,372,848

	Principal Amount	Value

Level 3 Financing Inc Term B 3.696% (LIBOR + 2.250%) due 02/22/24 §	$2,000,000	$2,002,500
Sprint Communications Inc Term B 4.125% (LIBOR + 2.500%) due 02/02/24 §	2,486,237	2,488,050

		10,975,621

Consumer, Cyclical - 5.8%

Beacon Roofing Supply Inc due 08/24/18 ¥ ±	1,450,000	1,446,375
Caesars Resort Collection LLC Term B due 12/22/24 ¥	5,000,000	5,026,875
CEC Entertainment Inc Term B 4.819% (LIBOR + 3.250%) due 02/14/21 §	2,698,654	2,551,577
ClubCorp Holdings Inc Term B 4.943% (LIBOR + 3.250%) due 09/18/24 §	3,427,438	3,445,799
HD Supply Inc Term B-3 3.943% (LIBOR + 2.250%) due 08/13/21 §	1,268,808	1,277,689
Neiman Marcus Group Ltd LLC 4.642% (LIBOR + 3.250%) due 10/25/20 §	966,124	791,256
New Red Finance Inc Term B (Canada) 3.868% (LIBOR + 2.250%) due 02/17/24 §	3,975,803	3,980,153
Nexeo Solutions LLC Term B 4.717% (LIBOR + 3.250%) due 06/09/23 §	985,050	992,027
Petco Animal Supplies Inc Term B-1 4.380% (LIBOR + 3.000%) due 01/26/23 §	1,962,387	1,493,867
PetSmart Inc Term B 4.570% (LIBOR + 3.000%) due 03/10/22 §	1,954,887	1,575,518
SeaWorld Parks & Entertainment Inc Term B-5 4.693% (LIBOR + 3.000%) due 03/31/24 § ¥	3,487,469	3,449,930
Univar USA Inc Term B-3 4.069% (LIBOR + 2.500%) due 07/01/24 §	2,467,566	2,479,903

		28,510,969

Consumer, Non-Cyclical - 2.4%

Brightview Landscapes LLC (2nd Lien) 7.991% (LIBOR + 6.500%) due 12/18/21 §	351,064	353,509
Term B
4.430% (LIBOR + 3.000%) due 12/18/20 §	718,007	722,794
Jaguar Holding Co II 4.384% (LIBOR + 2.750%) due 08/18/22 §	3,432,160	3,442,673
Prime Security Services Borrower LLC Term B 4.319% (LIBOR + 2.750%) due 05/02/22 §	3,483,756	3,512,685
Sunshine Investments BV Term B- 3 (Netherlands) due 12/15/24 ¥	3,000,000	3,001,800
Valeant Pharmaceuticals International Inc Term BF4 4.940% (LIBOR + 3.500%) due 04/01/22 §	763,555	775,826

		11,809,287

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Energy - 0.8%

Arch Coal Inc Term B 4.600% (LIBOR + 3.250%) due 03/07/24 §	$2,493,734	$2,518,672
Peabody Energy Corp 5.069% (LIBOR + 4.500%) due 03/31/22 §	1,408,440	1,429,273

		3,947,945

Financial - 2.6%

USI Inc Term B 4.693% (LIBOR + 3.000%) due 05/16/24 § ¥	3,996,250	3,999,579
VF Holdings Corp 4.819% (LIBOR + 3.250%) due 06/17/23 §	3,976,241	4,009,168
VICI Properties 1 LLC due 12/15/24 ¥	3,000,000	3,005,313
WaveDivision Holdings LLC Term B 4.140% (LIBOR + 2.750%) due 10/15/19 §	1,974,209	1,977,911

		12,991,971

Industrial - 8.8%

Advanced Disposal Services Inc Term B due 11/10/23 ¥	3,000,000	3,008,124
Avolon (US) LLC Term B-2 (Ireland) 3.751% (LIBOR + 2.250%) due 04/03/22 §	2,988,741	2,970,450
Brand Industrial Services Inc 5.615% (LIBOR + 4.250%) due 06/21/24 §	3,989,975	4,010,200
BWAY Corp Term B 4.599% (LIBOR + 3.250%) due 04/03/24 §	3,241,250	3,258,976
Crosby US Acquisition Corp
due 11/22/20 ¥	1,200,000	1,171,500
(2nd Lien)
due 11/22/21 ¥	1,150,000	1,058,719
Flex Acquisition Co Inc 4.335% (LIBOR + 3.250%) due 12/29/23 §	1,990,000	2,003,267
Gates Global LLC Term B-2 4.693% (LIBOR + 3.000%) due 03/31/24 §	3,909,268	3,934,005
GYP Holdings III Corp 4.380% (LIBOR + 3.000%) due 04/01/23 §	1,207,857	1,214,273
Itron Inc due 10/07/24 ¥ ±	1,000,000	997,500
Jeld-Wen Inc Term B-4 due 12/14/24 ¥	3,000,000	3,016,875
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 5.943% (LIBOR + 4.250%) due 06/30/22 §	2,992,500	3,028,503
Proampac PG Borrower LLC
4.954% (LIBOR + 3.500%) due 11/18/23 §	1,985,000	2,004,231
(2nd Lien)
9.936% (LIBOR + 8.500%) due 10/18/24 §	500,000	507,500
Quikrete Holdings Inc Term B 4.319% (LIBOR + 2.750%) due 11/15/23 §	1,442,308	1,447,015
Reynolds Group Holdings Inc Term B 4.319% (LIBOR + 3.000%) due 02/05/23 §	4,198,219	4,223,513

	Principal Amount	Value

TransDigm Inc Term E 4.319% (LIBOR + 2.750%) due 05/14/22 §	$2,985,223	$2,997,662
Term F 4.362% (LIBOR + 2.750%) due 06/09/23 §	984,777	987,651
Term G 4.665% (LIBOR + 3.000%) due 08/22/24 §	1,496,241	1,505,128

		43,345,092

Technology - 1.8%

First Data Corp 3.802% (LIBOR + 2.250%) due 07/10/22 §	1,374,288	1,376,673
Kronos Inc (2nd Lien) 9.627% (LIBOR + 8.250%) due 11/01/24 §	1,500,000	1,560,375
Solera LLC Term B 4.818% (LIBOR + 3.250%) due 03/03/23 §	3,959,698	3,989,395
Tempo Acquisition LLC Term B 4.569% (LIBOR + 3.000%) due 05/01/24 §	1,990,000	1,986,269

		8,912,712

Utilities - 1.0%

Calpine Construction Finance Co LP due 01/15/25 ¥	3,000,000	3,001,875
Talen Energy Supply LLC Term B-1 5.569% (LIBOR + 4.000%) due 07/06/23 §	1,989,975	2,001,791

		5,003,666

Total Senior Loan Notes (Cost $128,461,427)		127,502,401

MORTGAGE-BACKED SECURITIES - 0.8%

Fannie Mae - 0.4%

2.500% due 01/01/33	2,000,000	1,997,956

Freddie Mac - 0.4%

2.500% due 01/01/33	2,000,000	1,997,356

Total Mortgage-Backed Securities (Cost $3,989,375)		3,995,312

ASSET-BACKED SECURITIES - 1.3%

ALM XII Ltd (Cayman)
2.959% (LIBOR + 1.600%) due 04/16/27 § ~	900,000	903,277
3.409% (LIBOR + 2.050%) due 04/16/27 § ~	600,000	605,611
Babson CLO Ltd (Cayman) 2.904% (LIBOR + 1.550%) due 01/18/25 § ~	1,000,000	1,002,751
Birchwood Park CLO Ltd (Cayman) 2.539% (LIBOR + 1.180%) due 07/15/26 § ~	700,000	701,128
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.363% (LIBOR + 2.000%) due 04/20/27 § ~	1,200,000	1,208,974
SLM Private Credit Student Loan Trust 1.879% (LIBOR + 0.290%) due 06/15/39 §	2,000,000	1,917,086

Total Asset-Backed Securities (Cost $6,247,344)		6,338,827

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 0.6%

Mexico Government (Mexico)
4.600% due 02/10/2048	$3,000,000	$2,965,500

Total Foreign Government Bonds & Notes (Cost $2,990,942)		2,965,500

	Shares
SHORT-TERM INVESTMENT - 10.1%

Money Market Fund - 10.1%

BlackRock Liquidity Funds T-Fund Portfolio	50,139,612	50,139,612

Total Short-Term Investment (Cost $50,139,612)		50,139,612

TOTAL INVESTMENTS - 104.8% (Cost $509,853,718)		518,150,064

OTHER ASSETS & LIABILITIES, NET - (4.8%)		(23,602,705)

NET ASSETS - 100.0%		$494,547,359

Notes to Schedule of Investments

(a)	An investment with a value of $2,461,050 or 0.5% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$1,492,500	$1,487,625	($4,875)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$882,846	$882,846	$—	$—
	Consumer, Cyclical	7,127,733	6,443,568	—	684,165
	Energy	6,083,034	6,083,034	—	—
	Financial	7,325,161	7,325,161	—	—
	Industrial	3,351,569	3,351,569	—	—

	Total Common Stocks	24,770,343	24,086,178	—	684,165

	Corporate Bonds & Notes	302,438,069	—	302,438,069	—
	Senior Loan Notes	127,502,401	—	125,058,526	2,443,875
	Mortgage-Backed Securities	3,995,312	—	3,995,312	—
	Asset-Backed Securities	6,338,827	—	6,338,827	—
	Foreign Government Bonds & Notes	2,965,500	—	2,965,500	—
	Short-Term Investment	50,139,612	50,139,612	—	—
	Unfunded Loan Commitment	1,487,625	—	1,487,625	—

	Total	$519,637,689	$74,225,790	$442,283,859	$3,128,040

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 3.3%

Communications - 0.4%

Sprint Corp 7.875% due 09/15/23	$4,718,000	$5,036,465

Consumer, Non-Cyclical - 0.9%

Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	8,118,000	9,031,275
Valeant Pharmaceuticals International 6.750% due 08/15/21 ~	2,609,000	2,638,351

		11,669,626

Financial - 0.6%

VICI Properties 1 LLC REIT 4.847% (LIBOR + 3.500%) due 10/15/22 §	7,993,494	8,033,461

Industrial - 1.4%

Reynolds Group Issuer Inc 5.750% due 10/15/20	17,196,816	17,476,265

Total Corporate Bonds & Notes (Cost $41,899,504)		42,215,817

SENIOR LOAN NOTES - 91.7%

Basic Materials - 2.8%

Encapsys LLC
(2nd Lien)
9.069% (LIBOR + 7.500%) due 10/27/25 §	1,500,000	1,524,375
Term B
4.819% (LIBOR + 3.250%) due 10/27/24 §	2,000,000	2,010,834
HVSC Merger Sub Corp
(2nd Lien)
9.621% (LIBOR + 8.250%) due 10/26/25 §	1,350,000	1,333,125
Term B
5.371% (LIBOR + 4.000%) due 10/20/24 §	4,750,000	4,790,574
MacDermid Inc
Term B-6
4.569% (LIBOR + 3.000%) due 06/07/23 §	4,368,846	4,398,493
Term B-7
4.069% (LIBOR + 2.500%) due 06/07/20 §	11,015,944	11,090,301
PQ Corp Term B-1 4.630% (LIBOR + 3.250%) due 11/04/22 §	10,506,429	10,606,565

		35,754,267

Communications - 7.1%

Altice US Finance I Corp Term B 3.819% (LIBOR + 2.250%) due 07/28/25 § Ω	14,439,969	14,409,789
Avaya Inc Term B 6.227% (LIBOR + 4.750%) due 11/09/24 § Y	16,000,000	15,763,328
CSC Holdings LLC 3.741% (LIBOR + 2.250%) due 07/17/25 §	10,031,826	10,004,238

	Principal Amount	Value

MTN Infrastructure TopCo Inc Term B 4.819% (LIBOR + 3.250%) due 10/30/24 §	$2,000,000	$2,009,166
Radiate Holdco LLC Term B due 02/01/24 ¥	17,000,000	16,893,750
Sinclair Television Group Inc Term B due 12/12/24 ¥	3,250,000	3,250,995
Sprint Communications Inc Term B 4.125% (LIBOR + 2.500%) due 02/02/24 §	9,925,000	9,932,235
Telesat Canada Term B-4 (Canada) 4.700% (LIBOR + 3.000%) due 11/17/23 §	4,890,357	4,921,685
Uber Technologies Inc Term B 5.552% (LIBOR + 4.000%) due 07/13/23 §	13,758,009	13,862,914

		91,048,100

Consumer, Cyclical - 18.6%

24 Hour Fitness Worldwide Inc Term B 5.443% (LIBOR + 3.750%) due 05/30/21 §	8,810,775	8,823,621
BJ’s Wholesale Club Inc (2nd Lien) 8.953% (LIBOR + 7.500%) due 01/27/25 §	6,900,000	6,751,940
Caesars Resort Collection LLC Term B 4.336% (LIBOR + 2.750%) due 12/22/24 §	20,000,000	20,107,500
CEC Entertainment Inc Term B 4.819% (LIBOR + 3.250%) due 02/14/21 §	11,184,057	10,574,526
CityCenter Holdings LLC Term B 4.069% (LIBOR + 2.500%) due 04/18/24 §	2,977,519	2,994,732
ClubCorp Holdings Inc Term B 4.943% (LIBOR + 3.250%) due 09/18/24 § ¥	13,464,936	13,537,068
Dexko Global Inc
5.693% (LIBOR + 4.000%) due 07/24/24 §	3,990,000	4,034,888
(2nd Lien)
9.943% (LIBOR + 8.250%) due 07/24/25 §	2,750,000	2,784,375
Dollar Tree Inc Term B-2 4.250% due 07/06/22	8,890,000	8,928,894
Golden Entertainment Inc Term B 4.510% (LIBOR + 3.000%) due 10/20/24 §	6,000,000	6,015,000
Golden Nugget Inc 4.656% (LIBOR + 2.750%) due 10/04/23 §	10,447,065	10,537,549
Navistar Inc Term B 4.900% (LIBOR + 3.500%) due 11/06/24 §	13,500,000	13,580,163
NEP/NCP Holdco Inc 4.819% (LIBOR + 3.250%) due 07/21/22 §	3,478,663	3,493,882
New Red Finance Inc Term B (Canada) 3.868% (LIBOR + 2.250%) due 02/17/24 §	12,168,794	12,182,107
Nexeo Solutions LLC Term B 4.717% (LIBOR + 3.250%) due 06/09/23 §	6,380,469	6,425,662
NPC International Inc
5.052% (LIBOR + 3.500%) due 04/20/24 §	8,378,630	8,462,417
(2nd Lien)
9.052% (LIBOR + 7.500%) due 04/18/25 §	4,250,000	4,356,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Petco Animal Supplies Inc Term B-1 4.380% (LIBOR + 3.000%) due 01/26/23 §	$8,547,199	$6,506,555
PF Chang’s China Bistro Inc 6.509% (LIBOR + 5.000%) due 09/01/22 §	8,229,375	7,838,480
Playa Resorts Holding BV Term B 4.620% (LIBOR + 3.000%) due 04/27/24 §	10,777,733	10,843,962
Radio Systems Corp Term B 5.069% (LIBOR + 3.500%) due 05/02/24 §	4,968,766	4,999,820
Rite Aid Corp (2nd Lien)
6.240% (LIBOR + 4.750%) due 08/21/20 §	23,083,930	23,184,922
Term 2
5.365% (LIBOR + 3.875%) due 06/21/21 §	500,000	501,250
SeaWorld Parks & Entertainment Inc Term B-5 due 03/31/24 ¥	3,750,000	3,709,635
Spin Holdco Inc Term B 5.147% (LIBOR + 3.750%) due 11/14/22 §	9,452,500	9,530,483
SRS Distribution Inc
(2nd Lien)
10.319% (LIBOR + 8.750%) due 02/24/23 §	11,892,210	12,199,422
Term B-4
4.871% (LIBOR + 3.250%) due 08/25/22 §	7,031,222	7,081,762
Univar USA Inc Term B-3 4.069% (LIBOR + 2.500%) due 07/01/24 §	10,165,092	10,215,917

		240,202,782

Consumer, Non-Cyclical - 12.1%

Air Medical Group Holdings Inc Term B
4.943% (LIBOR + 3.500%) due 04/28/22 §	6,963,200	6,943,926
due 09/26/24 ¥	6,250,000	6,276,788
Air Methods Corp 5.193% (LIBOR + 3.500%) due 04/21/24 §	4,917,199	4,919,505
Albertson’s LLC Term B-6 4.462% (LIBOR + 3.000%) due 06/22/23 § ¥	8,394,220	8,235,780
Allied Universal Holdco LLC (2nd Lien) 9.880% (LIBOR + 8.500%) due 07/28/23 §	5,100,000	5,049,000
Alphabet Holding Co Inc
5.069% (LIBOR + 3.500%) due 09/28/24 §	3,566,062	3,467,996
(2nd Lien)
9.319% (LIBOR + 7.750%) due 08/15/25 §	7,750,000	7,207,500
Brightview Landscapes LLC (2nd Lien) 7.991% (LIBOR + 6.500%) due 12/18/21 §	2,870,922	2,890,915
CHS/Community Health Systems Inc Term G 4.229% (LIBOR + 2.750%) due 12/31/19 § ¥	10,017,969	9,725,083
Diamond BC BV 4.423% (LIBOR + 3.000%) due 09/06/24 §	7,625,000	7,656,072
EAB Global Inc 5.241% (LIBOR + 3.750%) due 09/29/24 §	7,000,000	7,052,500
Garda World Security Corp Term B (Canada) 4.968% (LIBOR + 3.500%) due 05/26/24 §	11,095,719	11,168,529

	Principal Amount	Value

NVA Holdings Inc
(2nd Lien)
8.693% (LIBOR + 7.000%) due 08/14/22 §	$1,142,857	$1,151,905
Term B-2
5.193% (LIBOR + 3.500%) due 08/14/21 §	8,863,717	8,944,971
PAREXEL International Corp Term B 4.569% (LIBOR + 3.000%) due 09/27/24 §	7,730,625	7,775,718
PI US Borrowerco Inc
(2nd Lien)
due 12/20/25 ¥	4,750,000	4,750,000
Term B-1
due 12/20/24 ¥	5,500,000	5,493,125
Prime Security Services Borrower LLC Term B 4.319% (LIBOR + 2.750%) due 05/02/22 §	9,622,409	9,702,313
PSC Industrial Outsourcing LP
(2nd Lien)
9.960% (LIBOR + 8.500%) due 10/05/25 §	2,000,000	1,955,000
Term B
5.710% (LIBOR + 4.250%) due 10/05/24 §	5,750,000	5,750,000
Reddy Ice Corp 6.882% (LIBOR + 5.500%) due 04/01/19 §	10,523,072	10,424,155
Sedgwick Claims Management Services Inc
due 02/28/21 ¥	4,750,000	4,757,125
(2nd Lien) due 02/28/22 ¥	2,500,000	2,517,970
Valeant Pharmaceuticals International Inc Term BF4 4.940% (LIBOR + 3.500%) due 04/01/22 §	12,530,830	12,732,213

		156,548,089

Energy - 0.6%

Arch Coal Inc Term B 4.819% (LIBOR + 3.250%) due 03/07/24 §	5,472,431	5,527,155
EP Energy LLC Term B-3 (2nd Lien) 4.229% (LIBOR + 2.750%) due 05/24/18 §	180,322	172,208
Peabody Energy Corp 5.069% (LIBOR + 4.500%) due 03/31/22 §	2,347,400	2,382,122

		8,081,485

Financial - 11.1%

AlixPartners LLP Term B 4.443% (LIBOR + 2.750%) due 04/04/24 §	12,666,844	12,751,293
Alliant Holdings Intermediate LLC 4.802% (LIBOR + 3.250%) due 08/14/22 §	16,082,840	16,185,223
AmWINS Group Inc
(2nd Lien)
8.319% (LIBOR + 6.750%) due 01/24/25 §	3,508,475	3,545,752
Term B
4.279% (LIBOR + 2.750%) due 01/25/24 §	5,063	5,088
Deerfield Holdings Corp Term B due 12/06/24 ¥	6,750,000	6,785,154
DTZ US Borrower LLC Term B 4.708% (LIBOR + 3.250%) due 11/04/21 §	1,847,543	1,825,935

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Duff & Phelps Corp Term B 4.943% (LIBOR + 3.250%) due 10/09/24 §	$5,500,000	$5,561,875
HUB International Ltd Term B 4.413% (LIBOR + 3.250%) due 10/02/20 §	16,382,895	16,475,081
NFP Corp Term B 5.069% (LIBOR + 3.500%) due 01/08/24 §	11,530,045	11,612,923
USI Inc Term B 4.693% (LIBOR + 3.000%) due 05/16/24 § ¥	22,870,599	22,889,650
VF Holdings Corp 4.819% (LIBOR + 3.250%) due 06/17/23 §	18,943,164	19,100,032
VICI Properties 1 LLC 3.785% (LIBOR + 2.250%) due 12/15/24 §	9,750,000	9,767,267
WaveDivision Holdings LLC Term B 4.140% (LIBOR + 2.750%) due 10/15/19 §	16,783,972	16,815,442

		143,320,715

Industrial - 26.8%

Accudyne Industries Borrower SCA Term B (Luxembourg) 5.319% (LIBOR + 3.750%) due 08/02/24 § ¥	9,477,500	9,547,103
Advanced Disposal Services Inc Term B 3.739% (LIBOR + 2.750%) due 11/10/23 §	8,228,864	8,251,148
Allflex Holdings III Inc Term B 4.706% (LIBOR + 3.250%) due 07/17/20 §	5,865,190	5,906,733
Anchor Glass Container Corp (2nd Lien) 9.182% (LIBOR + 7.750%) due 12/07/24 §	5,830,000	5,917,450
Avolon (US) LLC (Ireland) Term B-1 3.251% (LIBOR + 1.750%) due 09/30/20 §	2,987,339	2,979,557
Term B-2 3.751% (LIBOR + 2.250%) due 04/03/22 §	16,417,500	16,317,025
Brand Industrial Services Inc 5.615% (LIBOR + 4.250%) due 06/21/24 §	15,173,750	15,250,666
BWAY Corp Term B 4.599% (LIBOR + 3.250%) due 04/03/24 §	9,950,000	10,004,417
CIRCOR International Inc Term B due 12/11/24 ¥	8,750,000	8,733,594
Clark Equipment Co Term B (South Korea) 4.193% (LIBOR + 2.750%) due 05/12/24 §	6,886,129	6,930,600
Columbus McKinnon Corp Term B 4.693% (LIBOR + 3.000%) due 01/20/24 §	3,973,857	4,011,112
Crosby US Acquisition Corp
4.446% (LIBOR + 3.000%) due 11/22/20 § ¥	14,513,810	14,169,107
(2nd Lien)
7.446% (LIBOR + 6.000%) due 11/22/21 §	2,799,925	2,577,681
DiversiTech Holdings Inc
5.200% (LIBOR + 3.500%) due 06/01/24 §	7,706,886	7,753,451
(2nd Lien)
9.200% (LIBOR + 7.500%) due 06/01/25 §	5,750,000	5,821,875

	Principal Amount	Value

Drillship Kithira Owners Inc 8.000% due 09/20/24	$1,049,041	$1,061,504
Engineered Machinery Holdings Inc (2nd Lien)
8.672% (LIBOR + 7.250%) due 07/19/25 §	134,042	134,880
8.943% (LIBOR + 7.250%) due 07/19/25 §	1,340,425	1,348,802
EWT Holdings III Corp 4.693% (LIBOR + 3.000%) due 12/15/24 § ¥	10,513,056	10,591,904
Filtration Group Inc Term B 4.380% (LIBOR + 3.000%) due 11/21/20 §	1,984,467	2,001,625
Flex Acquisition Co Inc 4.335% (LIBOR + 3.250%) due 12/29/23 §	17,178,712	17,293,243
Forterra Finance LLC 4.569% (LIBOR + 3.000%) due 10/25/23 §	5,427,556	5,095,602
Gardner Denver Inc Term B-1 4.443% (LIBOR + 2.750%) due 07/30/24 § ¥	6,614,375	6,641,261
Gates Global LLC Term B-2 4.693% (LIBOR + 3.000%) due 03/31/24 §	14,983,522	15,078,338
GYP Holdings III Corp 4.380% (LIBOR + 3.000%) due 04/01/23 §	5,619,507	5,649,357
Husky Injection Molding Systems Ltd Term B (Canada) due 06/30/21 ¥	5,000,000	5,032,640
Jeld-Wen Inc Term B-4 due 12/14/24 ¥	3,025,063	3,042,079
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 5.943% (LIBOR + 4.250%) due 06/30/22 §	12,472,500	12,622,557
Metal Services LLC due 06/30/19 ¥	3,000,000	3,030,000
Plastipak Holdings Inc Term B 4.450% (LIBOR + 2.750%) due 10/12/24 §	1,995,000	2,009,131
Power Products LLC 5.363% (LIBOR + 4.000%) due 12/20/22 §	6,199,991	6,277,491
Proampac PG Borrower LLC
4.954% (LIBOR + 3.500%) due 11/18/23 §	15,755,289	15,907,926
(2nd Lien)
9.936% (LIBOR + 8.500%) due 10/18/24 §	3,690,000	3,745,350
Quikrete Holdings Inc Term B 4.319% (LIBOR + 2.750%) due 11/15/23 §	12,265,640	12,305,675
Reynolds Group Holdings Inc Term B 4.319% (LIBOR + 3.000%) due 02/05/23 §	18,344,720	18,455,247
StandardAero Aviation Holdings Inc 5.320% (LIBOR + 3.750%) due 07/07/22 §	7,465,658	7,535,649
Transcendia Holdings Inc Term B 5.069% (LIBOR + 3.500%) due 05/30/24 §	6,986,250	7,041,581
TransDigm Inc Term F 4.362% (LIBOR + 2.750%) due 06/09/23 §	7,276,215	7,297,454
Term G 4.665% (LIBOR + 3.000%) due 08/22/24 §	17,661,250	17,766,158

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

TricorBraun Inc
5.392% (LIBOR + 3.750%) due 10/31/23 §	$409,066	$408,895
5.443% (LIBOR + 3.750%) due 10/30/23 § ¥	5,866,934	5,864,487
USIC Holdings Inc 5.004% (LIBOR + 3.500%) due 12/09/23 §	4,455,000	4,477,275
Welbilt Inc Term B 4.319% (LIBOR + 2.750%) due 03/03/23 §	4,546,917	4,600,911
Wrangler Buyer Corp Term B 4.569% (LIBOR + 3.000%) due 09/28/24 § ¥	3,765,102	3,794,014
Zekelman Industries Inc 4.073% (LIBOR + 2.750%) due 06/14/21 §	4,762,756	4,797,286
Zodiac Pool Solutions LLC 5.693% (LIBOR + 4.000%) due 12/20/23 § ¥	9,920,150	9,988,351

		345,068,192

Technology - 9.3%

Applied Systems Inc (2nd Lien) 8.693% (LIBOR + 7.000%) due 09/19/25 § ¥	12,989,070	13,472,108
Bright Bidco BV Term B (Netherlands) 6.172% (LIBOR + 4.500%) due 06/30/24 §	3,980,000	4,011,510
Capri Acquisitions Bidco Ltd Term B (United Kingdom) 4.627% (LIBOR + 3.250%) due 11/01/24 §	2,500,000	2,502,345
CCC Information Services Inc
(2nd Lien) 8.319% (LIBOR + 6.750%) due 03/31/25 §	11,955,000	12,248,890
Term B
4.570% (LIBOR + 3.000%) due 03/31/24 §	7,462,500	7,486,596
Kronos Inc
(2nd Lien)
9.627% (LIBOR + 8.250%) due 11/01/24 §	15,550,000	16,175,888
Term B
4.903% (LIBOR + 3.500%) due 11/01/23 §	7,420,172	7,477,945
Mitchell International Inc
(2nd Lien)
8.943% (LIBOR + 7.250%) due 11/30/25 §	1,800,000	1,824,469
Term B
4.943% (LIBOR + 3.250%) due 11/30/24 §	2,776,119	2,781,612
Navicure Inc 5.111% (LIBOR + 3.750%) due 11/01/24 §	1,750,000	1,750,000
Rackspace Hosting Inc Term B 4.385% (LIBOR + 3.000%) due 11/03/23 §	3,875,774	3,880,080
RP Crown Parent LLC Term B 4.569% (LIBOR + 3.000%) due 10/12/23 §	9,226,700	9,282,937
Solera LLC Term B 4.818% (LIBOR + 3.250%) due 03/03/23 §	20,291,548	20,443,735
Tempo Acquisition LLC Term B 4.569% (LIBOR + 3.000%) due 05/01/24 §	15,920,000	15,890,150

		119,228,265

	Principal Amount	Value

Utilities - 3.3%

Calpine Corp Term B-5 due 01/15/24 ¥	$10,000,000	$9,994,530
Energy Future Intermediate Holding Co LLC 4.567% (LIBOR + 3.000%) due 06/28/18 §	7,500,000	7,526,250
Helix Gen Funding LLC Term B 5.443% (LIBOR + 3.750%) due 06/03/24 §	4,161,493	4,178,725
Pike Corp Term B 5.070% (LIBOR + 3.500%) due 09/20/24 §	6,965,044	7,066,253
Talen Energy Supply LLC
Term B-1
5.569% (LIBOR + 4.000%) due 07/06/23 §	4,280,446	4,305,863
Term B-2
5.569% (LIBOR + 4.000%) due 04/13/24 §	3,732,476	3,769,025
Vistra Operations Co LLC Term B-2 4.241% (LIBOR + 3.250%) due 12/14/23 §	5,452,462	5,496,764

		42,337,410

Total Senior Loan Notes (Cost $1,178,961,052)		1,181,589,305

	Shares
SHORT-TERM INVESTMENT - 10.3%

Money Market Fund - 10.3%

BlackRock Liquidity Funds T-Fund Portfolio	132,778,743	132,778,743

Total Short-Term Investment (Cost $132,778,743)		132,778,743

TOTAL INVESTMENTS - 105.3% (Cost $1,353,639,299)		1,356,583,865

OTHER ASSETS & LIABILITIES, NET - (5.3%)		(67,737,448)

NET ASSETS - 100.0%		$1,288,846,417

Notes to Schedule of Investments

(a)	An investment with a value of $15,763,328 or 1.2% of the Fund’s net assets was in default as of December 31, 2017.

(b)	An investment with a value of $14,409,789 or 1.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

(c)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Engineered Machinery Holdings Inc (2nd Lien)	$25,532	$25,692	$160
Mitchell International Inc	223,881	224,300	419
MTN Infrastructure TopCo Inc Term B	5,177,552	5,221,739	44,187
TricorBraun Inc	181,446	181,993	547

	$5,608,411	$5,653,724	$45,313

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$42,215,817	$—	$42,215,817	$—
	Senior Loan Notes	1,181,589,305	—	1,181,589,305	—
	Short-Term Investment	132,778,743	132,778,743	—	—
	Unfunded Loan Commitments	5,653,724	—	5,653,724	—

	Total	$1,362,237,589	$132,778,743	$1,229,458,846	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDSSM LIMITED DURATION HIGH INCOME

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 1.1%

Consumer, Cyclical - 1.1%

Modular Space Corp * ±	21,952	$373,184

Total Common Stocks (Cost $381,841)		373,184

	Principal Amount

CORPORATE BONDS & NOTES - 61.9%

Basic Materials - 4.4%

ArcelorMittal (Luxembourg) 5.750% due 08/05/20	$250,000	265,000
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	150,000	147,375
Constellium NV (Netherlands) 6.625% due 03/01/25 ~	500,000	528,125
Freeport-McMoran Inc 3.100% due 03/15/20	250,000	249,375
Hexion Inc 6.625% due 04/15/20	150,000	135,375
Teck Resources Ltd (Canada) 3.750% due 02/01/23	200,000	201,250

		1,526,500

Communications - 11.5%

CCO Holdings LLC 5.750% due 09/01/23	250,000	256,875
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	274,000	278,795
Charter Communications Operating LLC 4.464% due 07/23/22	250,000	261,065
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	300,000	306,375
CSC Holdings LLC 6.625% due 10/15/25 ~	250,000	271,245
DISH DBS Corp 5.875% due 11/15/24	300,000	292,875
6.750% due 06/01/21	250,000	263,437
Hughes Satellite Systems Corp 7.625% due 06/15/21	400,000	443,500
Outfront Media Capital LLC 5.250% due 02/15/22	250,000	257,187
Sprint Communications Inc 6.000% due 11/15/22	150,000	150,375
Sprint Corp 7.250% due 09/15/21	550,000	583,687
T-Mobile USA Inc 6.000% due 04/15/24	250,000	265,625
Townsquare Media Inc 6.500% due 04/01/23 ~	150,000	147,188
WaveDivision Escrow LLC 8.125% due 09/01/20 ~	250,000	255,312

		4,033,541

Consumer, Cyclical - 9.0%

AV Homes Inc 6.625% due 05/15/22	200,000	210,500
Beacon Roofing Supply Inc 6.375% due 10/01/23	250,000	267,188
Beazer Homes USA Inc 5.875% due 10/15/27 ~	200,000	202,000
7.250% due 02/01/23	23,000	24,035
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	200,000	202,560
CalAtlantic Group Inc 6.625% due 05/01/20	400,000	431,080

	Principal Amount	Value

Constellation Merger Sub Inc 8.500% due 09/15/25 ~	$180,000	$176,400
Golden Nugget Inc 6.750% due 10/15/24 ~	300,000	306,000
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24 ~	175,000	191,844
IHO Verwaltungs GmbH (Germany) 4.500% Cash or 5.250% PIK due 09/15/23 ~	200,000	204,376
Lennar Corp 4.875% due 12/15/23	250,000	263,437
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	125,000	132,813
Mattel Inc 3.150% due 03/15/23	150,000	129,902
6.750% due 12/31/25 ~	25,000	25,399
MGM Resorts International 6.750% due 10/01/20	250,000	270,625
The Men’s Wearhouse Inc 7.000% due 07/01/22	125,000	126,100

		3,164,259

Consumer, Non-Cyclical - 8.5%

Ahern Rentals Inc 7.375% due 05/15/23 ~	100,000	94,500
B&G Foods Inc 5.250% due 04/01/25	50,000	50,983
HCA Healthcare Inc 6.250% due 02/15/21	175,000	185,937
HCA Inc 5.250% due 04/15/25	400,000	424,000
Herc Rentals Inc 7.500% due 06/01/22 ~	204,000	220,830
JBS USA LUX SA (Brazil) 7.250% due 06/01/21 ~	300,000	306,375
MEDNAX Inc 5.250% due 12/01/23 ~	250,000	255,000
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	25,000	25,813
Tenet Healthcare Corp 5.125% due 05/01/25 ~	100,000	97,875
6.750% due 06/15/23	250,000	243,438
The ADT Corp 6.250% due 10/15/21	300,000	330,000
TMS International Corp 7.250% due 08/15/25 ~	160,000	167,600
Valeant Pharmaceuticals International Inc 5.500% due 11/01/25 ~	25,000	25,563
5.625% due 12/01/21 ~	150,000	147,188
5.875% due 05/15/23 ~	50,000	46,438
7.500% due 07/15/21 ~	350,000	357,437

		2,978,977

Energy - 7.3%

Callon Petroleum Co 6.125% due 10/01/24	200,000	207,000
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24	200,000	228,000
Cheniere Energy Partners LP 5.250% due 10/01/25 ~	175,000	178,500
Chesapeake Energy Corp 6.125% due 02/15/21	143,000	145,503
8.000% due 01/15/25 ~	25,000	25,281
Continental Resources Inc 3.800% due 06/01/24	150,000	148,875
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	50,000	51,000
Energy Transfer Equity LP 4.250% due 03/15/23	75,000	74,625
Ensco PLC 8.000% due 01/31/24	125,000	125,938

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

EP Energy LLC 8.000% due 11/29/24 ~	$150,000	$155,625
Halcon Resources Corp 6.750% due 02/15/25 ~	150,000	156,750
Parsley Energy LLC 5.625% due 10/15/27 ~	25,000	25,625
Precision Drilling Corp (Canada) 7.750% due 12/15/23	125,000	131,875
Range Resources Corp 5.875% due 07/01/22	100,000	102,500
Sanchez Energy Corp 7.750% due 06/15/21	150,000	141,750
SemGroup Corp 6.375% due 03/15/25 ~	50,000	49,500
7.250% due 03/15/26 ~	25,000	25,688
SESI LLC 7.125% due 12/15/21	200,000	205,250
Southwestern Energy Co 7.500% due 04/01/26	150,000	159,562
Whiting Petroleum Corp 6.250% due 04/01/23	200,000	205,500

		2,544,347

Financial - 3.2%

Ally Financial Inc 4.250% due 04/15/21	350,000	359,625
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	175,000	168,875
Five Point Operating Co LP 7.875% due 11/15/25 ~	75,000	76,500
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	150,000	154,875
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	156,000	137,280
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	206,500

		1,103,655

Industrial - 13.8%

Apex Tool Group LLC 7.000% due 02/01/21 ~	150,000	145,125
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	200,000	209,500
Ardagh Packaging Finance PLC (Ireland) 6.000% due 02/15/25 ~	200,000	211,000
Berry Global Inc 5.125% due 07/15/23	400,000	417,500
Brand Industrial Services Inc 8.500% due 07/15/25 ~	150,000	157,875
BWAY Holding Co 5.500% due 04/15/24 ~	150,000	156,375
7.250% due 04/15/25 ~	150,000	155,250
Cloud Crane LLC 10.125% due 08/01/24 ~	125,000	141,250
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	250,000	249,375
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	165,000	171,183
Itron Inc 5.000% due 01/15/26 ~	50,000	50,313
Louisiana-Pacific Corp 4.875% due 09/15/24	175,000	181,125
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	150,000	162,750
Novelis Corp 5.875% due 09/30/26 ~	350,000	357,875
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	250,000	269,844

	Principal Amount	Value

Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	$387,643	$393,942
Sealed Air Corp 4.875% due 12/01/22 ~	500,000	530,000
Standard Industries Inc 4.750% due 01/15/28 ~	175,000	176,279
TransDigm Inc 5.500% due 10/15/20	250,000	253,437
US Concrete Inc 6.375% due 06/01/24	200,000	215,500
Zekelman Industries Inc 9.875% due 06/15/23 ~	200,000	225,500

		4,830,998

Technology - 2.9%

Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	250,000	256,875
NXP BV (Netherlands) 4.625% due 06/01/23 ~	200,000	209,700
Quintiles IMS Inc 4.875% due 05/15/23 ~	250,000	258,750
Sensata Technologies BV 5.625% due 11/01/24 ~	250,000	275,625

		1,000,950

Utilities - 1.3%

Calpine Corp 5.750% due 01/15/25	250,000	238,438
NRG Energy Inc 7.250% due 05/15/26	200,000	218,748

		457,186

Total Corporate Bonds & Notes (Cost $21,262,710)		21,640,413

SENIOR LOAN NOTES - 31.0%

Consumer, Cyclical - 11.6%

CEC Entertainment Inc Term B 4.819% (LIBOR + 3.250%) due 02/14/21 §	481,250	455,022
ClubCorp Holdings Inc Term B 4.943% (LIBOR + 3.250%) due 09/18/24 §	250,000	251,339
Dollar Tree Inc Term B-2 4.250% due 07/06/22	625,000	627,734
Neiman Marcus Group Ltd LLC 4.642% (LIBOR + 3.250%) due 10/25/20 §	480,047	393,158
New Red Finance Inc Term B (Canada) 3.868% (LIBOR + 2.250%) due 02/17/24 §	370,175	370,580
Nexeo Solutions LLC Term B 4.717% (LIBOR + 3.250%) due 06/09/23 §	246,263	248,007
Petco Animal Supplies Inc Term B-1 4.380% (LIBOR + 3.000%) due 01/26/23 §	487,510	371,117
PetSmart Inc Term B 4.570% (LIBOR + 3.000%) due 03/10/22 §	731,250	589,342
Rite Aid Corp (2nd Lien) 6.240% (LIBOR + 4.750%) due 08/21/20 §	750,000	753,281

		4,059,580

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Consumer, Non-Cyclical - 6.7%

Brightview Landscapes LLC (2nd Lien) 7.991% (LIBOR + 6.500%) due 12/18/21 §	$140,426	$141,403
CHS/Community Health Systems Inc Term G 4.229% (LIBOR + 2.750%) due 12/31/19 §	20,712	20,107
Term H 4.479% (LIBOR + 3.000%) due 01/27/21 §	38,365	36,647
Jaguar Holding Co II 4.384% (LIBOR + 2.750%) due 08/18/22 §	585,000	586,792
MPH Acquisition Holdings LLC Term B 4.693% (LIBOR + 3.000%) due 06/07/23 §	352,161	353,289
Reddy Ice Corp 6.882% (LIBOR + 5.500%) due 04/01/19 §	479,252	474,747
US Foods Inc Term B 4.069% (LIBOR + 2.500%) due 06/27/23 §	731,978	737,010

		2,349,995

Financial - 2.8%

HUB International Ltd Term B 4.413% (LIBOR + 3.250%) due 10/02/20 §	239,425	240,772
VF Holdings Corp 4.819% (LIBOR + 3.250%) due 06/17/23 §	493,750	497,839
WaveDivision Holdings LLC Term B 4.140% (LIBOR + 2.750%) due 10/15/19 §	239,926	240,376

		978,987

Industrial - 5.0%

Avolon (US) LLC Term B-2 (Ireland) 3.751% (LIBOR + 2.250%) due 04/03/22 §	497,500	494,455
Crosby US Acquisition Corp 4.446% (LIBOR + 3.000%) due 11/22/20 §	481,203	469,774
EWT Holdings III Corp 4.693% (LIBOR + 3.000%) due 12/15/24 §	255,916	257,835
Gates Global LLC Term B-2 4.693% (LIBOR + 3.000%) due 03/31/24 §	171,435	172,520

	Principal Amount	Value

RBS Global Inc Term B 3.802% (LIBOR + 2.250%) due 08/21/24 §	$102,564	$103,049
Wrangler Buyer Corp Term B 4.569% (LIBOR + 3.000%) due 09/28/24 §	250,000	251,920

		1,749,553

Technology - 2.1%

First Data Corp 3.802% (LIBOR + 2.250%) due 07/10/22 §	458,096	458,891
Kronos Inc (2nd Lien) 9.627% (LIBOR + 8.250%) due 11/01/24 §	250,000	260,063

		718,954

Utilities - 2.8%

AES Corp Term B 3.454% (LIBOR + 2.000%) due 05/19/22 §	496,250	498,111
Vistra Operations Co LLC
Term B 4.021% (LIBOR + 2.500%) due 08/04/23 §	403,071	405,641
Term C 3.834% (LIBOR + 2.500%) due 08/04/23 §	71,429	71,884

		975,636

Total Senior Loan Notes (Cost $11,216,530)		10,832,705

	Shares
SHORT-TERM INVESTMENT - 5.1%

Money Market Fund - 5.1%

BlackRock Liquidity Funds T-Fund Portfolio	1,795,948	1,795,948

Total Short-Term Investment (Cost $1,795,948)		1,795,948

TOTAL INVESTMENTS - 99.1% (Cost $34,657,029)		34,642,250

OTHER ASSETS & LIABILITIES, NET - 0.9%		313,927

NET ASSETS - 100.0%		$34,956,177

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$373,184	$—	$—	$373,184
	Corporate Bonds & Notes	21,640,413	—	21,640,413	—
	Senior Loan Notes	10,832,705	—	10,832,705	—
	Short-Term Investment	1,795,948	1,795,948	—	—

	Total	$34,642,250	$1,795,948	$32,473,118	$373,184

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2017:

Common Stocks
Value, Beginning of Year	$290,864
Purchases	—
Sales (Includes Paydowns)	—
Accrued Discounts (Premiums)	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation (Depreciation)	82,320
Transfers In	—
Transfers Out	—

Value, End of Period	$373,184

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$82,320

All significant unobservable inputs were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 3.5%

Basic Materials - 0.1%

Constellium NV ‘A’ (Netherlands) *	3,031	$33,796

Consumer, Cyclical - 1.9%

Cedar Fair LP	1,300	84,487
Las Vegas Sands Corp	1,315	91,379
Lennar Corp ‘A’	950	60,078
Lennar Corp ‘B’	19	982
Modular Space Corp * ±	7,317	124,389
SeaWorld Entertainment Inc *	2,175	29,515
Six Flags Entertainment Corp	755	50,260

		441,090

Financial - 0.8%

Bank of America Corp	3,310	97,711
The PNC Financial Services Group Inc	235	33,908
Wells Fargo & Co	750	45,502

		177,121

Industrial - 0.7%

Allegion PLC	1,340	106,610
Evoqua Water Technologies Corp *	125	2,964
Xylem Inc	631	43,034

		152,608

Total Common Stocks (Cost $637,934)		804,615

	Principal Amount
CORPORATE BONDS & NOTES - 91.5%

Basic Materials - 5.6%

Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	$125,000	122,812
Blue Cube Spinco Inc 9.750% due 10/15/23	125,000	148,125
Constellium NV (Netherlands) 5.875% due 02/15/26 ~	250,000	255,312
6.625% due 03/01/25 ~	250,000	264,063
Freeport-McMoRan Inc 6.875% due 02/15/23	125,000	136,875
Hexion Inc 6.625% due 04/15/20	75,000	67,687
10.375% due 02/01/22 ~	50,000	46,781
Teck Resources Ltd (Canada) 3.750% due 02/01/23	250,000	251,562

		1,293,217

Communications - 12.6%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	125,000	133,437
CCO Holdings LLC 5.375% due 05/01/25 ~	250,000	258,205
5.875% due 04/01/24 ~	100,000	104,500
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	124,000	126,635
7.625% due 03/15/20	100,000	98,375
CSC Holdings LLC 6.625% due 10/15/25 ~	300,000	325,494
DISH DBS Corp 5.125% due 05/01/20	50,000	51,187
5.875% due 11/15/24	175,000	170,844
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	100,000	94,500
8.000% due 02/15/24 ~	75,000	79,125

	Principal Amount	Value

Level 3 Financing Inc 5.250% due 03/15/26	$175,000	$172,209
Outfront Media Capital LLC 5.875% due 03/15/25	225,000	238,781
SFR Group SA (France) 7.375% due 05/01/26 ~	200,000	206,750
Sprint Corp 7.250% due 09/15/21	125,000	132,656
7.625% due 02/15/25	250,000	262,500
T-Mobile USA Inc 6.000% due 04/15/24	100,000	106,250
Townsquare Media Inc 6.500% due 04/01/23 ~	125,000	122,656
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	200,000	205,500

		2,889,604

Consumer, Cyclical - 21.5%

American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	155,550	164,393
American Axle & Manufacturing Inc 6.250% due 04/01/25 ~	75,000	79,125
6.500% due 04/01/27 ~	75,000	79,594
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	150,000	158,250
AV Homes Inc 6.625% due 05/15/22	175,000	184,187
Beazer Homes USA Inc 5.875% due 10/15/27 ~	275,000	277,750
7.250% due 02/01/23	9,000	9,405
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	125,000	126,600
CalAtlantic Group Inc 5.375% due 10/01/22	100,000	107,625
6.625% due 05/01/20	75,000	80,827
Carrols Restaurant Group Inc 8.000% due 05/01/22	125,000	132,187
CCM Merger Inc 6.000% due 03/15/22 ~	125,000	128,594
CEC Entertainment Inc 8.000% due 02/15/22	125,000	118,125
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	275,000	269,500
Dollar Tree Inc 5.750% due 03/01/23	150,000	157,406
Golden Nugget Inc 6.750% due 10/15/24 ~	275,000	280,500
8.750% due 10/01/25 ~	150,000	157,875
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24 ~	200,000	219,250
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	203,500
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	125,000	131,875
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	125,000	134,062
Lennar Corp 4.750% due 05/30/25	50,000	52,125
4.750% due 11/29/27 ~	175,000	181,090
Lithia Motors Inc 5.250% due 08/01/25 ~	125,000	130,625
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	150,000	159,375
Mattel Inc 3.150% due 03/15/23	50,000	43,300
5.450% due 11/01/41	75,000	62,437
6.750% due 12/31/25 ~	25,000	25,399
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	175,000	177,187

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Party City Holdings Inc 6.125% due 08/15/23 ~	$125,000	$129,687
Scientific Games International Inc 5.000% due 10/15/25 ~	150,000	150,750
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	75,000	76,312
5.500% due 04/15/27 ~	50,000	51,875
Tesla Inc 5.300% due 08/15/25 ~	150,000	143,812
The Men’s Wearhouse Inc 7.000% due 07/01/22	75,000	75,660
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	57,752	59,823
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	183,498	193,569
Virgin Australia Trust ‘B’ (Australia) 6.000% due 04/23/22 ~	16,379	16,809

		4,930,465

Consumer, Non-Cyclical - 9.0%

Ahern Rentals Inc 7.375% due 05/15/23 ~	295,000	278,775
B&G Foods Inc 5.250% due 04/01/25	50,000	50,982
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	135,000	137,700
Herc Rentals Inc 7.500% due 06/01/22 ~	143,000	154,797
Jaguar Holding Co II 6.375% due 08/01/23 ~	90,000	91,125
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	200,000	204,750
JBS USA LUX SA (Brazil) 5.875% due 07/15/24 ~	75,000	72,844
7.250% due 06/01/21 ~	50,000	51,062
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	25,000	25,812
5.875% due 09/30/27 ~	25,000	25,812
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	50,000	55,625
Tenet Healthcare Corp 4.625% due 07/15/24 ~	125,000	122,344
5.125% due 05/01/25 ~	75,000	73,406
6.750% due 06/15/23	125,000	121,719
7.500% due 01/01/22 ~	25,000	26,344
TMS International Corp 7.250% due 08/15/25 ~	165,000	172,837
Valeant Pharmaceuticals International Inc 5.500% due 11/01/25 ~	25,000	25,562
5.875% due 05/15/23 ~	50,000	46,437
7.250% due 07/15/22 ~	50,000	50,750
7.500% due 07/15/21 ~	250,000	255,312
9.000% due 12/15/25 ~	25,000	26,117

		2,070,112

Energy - 14.3%

Callon Petroleum Co 6.125% due 10/01/24	175,000	181,125
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	25,000	25,923
5.875% due 03/31/25	75,000	81,422
Cheniere Energy Partners LP 5.250% due 10/01/25 ~	125,000	127,500
Chesapeake Energy Corp 6.125% due 02/15/21	48,000	48,840
8.000% due 12/15/22 ~	35,000	37,888
8.000% due 01/15/25 ~	25,000	25,281
8.000% due 06/15/27 ~	25,000	24,063
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	25,000	25,500
5.750% due 01/30/28 ~	50,000	51,538

	Principal Amount	Value

Energy Transfer Equity LP 4.250% due 03/15/23	$75,000	$74,625
5.875% due 01/15/24	125,000	131,875
Ensco PLC 5.750% due 10/01/44	50,000	34,500
8.000% due 01/31/24	50,000	50,375
EP Energy LLC 7.750% due 09/01/22	175,000	98,438
8.000% due 11/29/24 ~	25,000	25,938
8.000% due 02/15/25 ~	25,000	18,375
Halcon Resources Corp 6.750% due 02/15/25 ~	100,000	104,500
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	100,000	85,500
6.500% due 01/15/25 ~	25,000	24,781
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	50,000	43,250
NuStar Logistics LP 5.625% due 04/28/27	75,000	76,500
Parsley Energy LLC 5.375% due 01/15/25 ~	125,000	126,875
5.625% due 10/15/27 ~	25,000	25,625
Precision Drilling Corp (Canada) 7.750% due 12/15/23	75,000	79,125
Range Resources Corp 5.875% due 07/01/22 ~	160,000	164,000
Sanchez Energy Corp 7.750% due 06/15/21	150,000	141,750
SemGroup Corp 5.625% due 11/15/23	100,000	98,000
6.375% due 03/15/25 ~	75,000	74,250
7.250% due 03/15/26 ~	25,000	25,688
SESI LLC 7.125% due 12/15/21	100,000	102,625
7.750% due 09/15/24 ~	50,000	53,250
Southwestern Energy Co 7.500% due 04/01/26	125,000	132,969
Summit Midstream Holdings LLC 5.500% due 08/15/22	150,000	150,750
5.750% due 04/15/25	25,000	25,335
Targa Resources Partners LP 5.125% due 02/01/25	100,000	102,750
5.375% due 02/01/27	50,000	51,500
6.750% due 03/15/24	50,000	53,813
Transocean Inc 7.500% due 04/15/31	65,000	58,175
Weatherford International Ltd 8.250% due 06/15/23	50,000	50,625
Whiting Petroleum Corp 6.250% due 04/01/23	150,000	154,125
6.625% due 01/15/26 ~	25,000	25,531
WPX Energy Inc 5.250% due 09/15/24	25,000	25,039
6.000% due 01/15/22	150,000	157,500

		3,277,037

Financial - 7.6%

AAF Holdings LLC 12.000% Cash or 12.750% PIK due 07/01/19 ~	67,474	69,667
Ally Financial Inc 5.750% due 11/20/25	350,000	382,813
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	125,000	120,625
Five Point Operating Co LP 7.875% due 11/15/25 ~	75,000	76,500
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	125,000	129,063
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	39,000	34,320
Jefferies Finance LLC 7.375% due 04/01/20 ~	375,000	387,188

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	$175,000	$187,250
Springleaf Finance Corp 8.250% due 12/15/20	175,000	192,938
The Howard Hughes Corp 5.375% due 03/15/25 ~	150,000	154,125

		1,734,489

Industrial - 13.6%

Apex Tool Group LLC 7.000% due 02/01/21 ~	175,000	169,313
Brand Industrial Services Inc 8.500% due 07/15/25 ~	125,000	131,563
BWAY Holding Co 5.500% due 04/15/24 ~	125,000	130,313
7.250% due 04/15/25 ~	50,000	51,750
Cloud Crane LLC 10.125% due 08/01/24 ~	150,000	169,500
Core & Main LP 6.125% due 08/15/25 ~	100,000	101,750
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	201,000	200,498
CPG Merger Sub LLC 8.000% due 10/01/21 ~	125,000	129,688
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	135,000	140,059
Itron Inc 5.000% due 01/15/26 ~	50,000	50,313
JPW Industries Holding Corp 9.000% due 10/01/24 ~	150,000	157,125
Louisiana-Pacific Corp 4.875% due 09/15/24	250,000	258,750
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	125,000	135,625
Novelis Corp 6.250% due 08/15/24 ~	125,000	131,250
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	75,000	74,813
5.500% due 02/15/24 ~	50,000	49,750
Sealed Air Corp 4.875% due 12/01/22 ~	75,000	79,500
5.125% due 12/01/24 ~	25,000	26,875
5.500% due 09/15/25 ~	75,000	81,938
Standard Industries Inc 4.750% due 01/15/28 ~	175,000	176,279
TransDigm Inc 6.500% due 07/15/24	250,000	256,875
US Concrete Inc 6.375% due 06/01/24	215,000	231,663
Zekelman Industries Inc 9.875% due 06/15/23 ~	150,000	169,125

		3,104,315

Technology - 3.9%

Dell International LLC 5.875% due 06/15/21 ~	125,000	130,000
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	275,000	282,563
Nuance Communications Inc 5.625% due 12/15/26	100,000	104,625
Quintiles IMS Inc 4.875% due 05/15/23 ~	125,000	129,375
Sensata Technologies BV 5.625% due 11/01/24 ~	225,000	248,063

		894,626

	Principal Amount	Value

Utilities - 3.4%

Calpine Corp 5.250% due 06/01/26 ~	$50,000	$49,188
5.875% due 01/15/24 ~	200,000	204,000
Dynegy Inc 7.625% due 11/01/24	100,000	107,750
8.125% due 01/30/26 ~	100,000	109,625
NRG Energy Inc 7.250% due 05/15/26	165,000	180,467
Talen Energy Supply LLC 6.500% due 06/01/25	150,000	122,250

		773,280

Total Corporate Bonds & Notes (Cost $20,485,563)		20,967,145

SENIOR LOAN NOTES - 1.6%

Consumer, Cyclical - 0.7%

Beacon Roofing Supply Inc due 08/24/18 ¥ ±	150,000	149,625

Industrial - 0.9%

Crosby US Acquisition Corp (2nd Lien) due 11/22/21 ¥	150,000	138,094
Itron Inc due 10/07/24 ¥ ±	75,000	74,813

		212,907

Total Senior Loan Notes (Cost $362,438)		362,532

	Shares
SHORT-TERM INVESTMENT - 3.5%

Money Market Fund - 3.5%

BlackRock Liquidity Funds T-Fund Portfolio	802,402	802,402

Total Short-term Investment (Cost $802,402)		802,402

TOTAL INVESTMENTS - 100.1% (Cost $22,288,337)		22,936,694

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(31,714)

NET ASSETS - 100.0%		$22,904,980

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$33,796	$33,796	$—	$—
	Consumer, Cyclical	441,090	316,701	—	124,389
	Financial	177,121	177,121	—	—
	Industrial	152,608	152,608	—	—

	Total Common Stocks	804,615	680,226	—	124,389

	Corporate Bonds & Notes	20,967,145	—	20,967,145	—
	Senior Loan Notes	362,532	—	138,094	224,438
	Short-Term Investment	802,402	802,402	—	—

	Total	$22,936,694	$1,482,628	$21,105,239	$348,827

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2017:

	Common Stocks	Senior Loan Notes	Total
Value, Beginning of Year	$96,950	$—	$96,950
Purchases	—	224,438	224,438
Sales (Includes Paydowns)	—	—	—
Accrued Discounts (Premiums)	—	—	—
Net Realized Gains (Losses)	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	27,439	—	27,439
Transfers In	—	—	—
Transfers Out	—	—	—

Value, End of Period	$124,389	$224,438	$348,827

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$27,439	$—	$27,439

Additional information about Level 3 fair value measurements as of December 31, 2017 was as follows:

	Value at 12/31/17	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Senior Loan Notes	$224,438	Recent trade	Trade price	99.8	NA

All other significant unobservable inputs with a value of $124,389 were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 1.6%

Financial - 1.6%

International Lease Finance Corp 7.125% due 09/01/18 ~	$100,000	$103,203
The Goldman Sachs Group Inc 2.789% (LIBOR + 1.200%) due 09/15/20 §	100,000	101,932

Total Corporate Bonds & Notes (Cost $199,635)		205,135

MORTGAGE-BACKED SECURITIES - 7.6%

Collateralized Mortgage Obligations - Residential - 4.4%

Banc of America Mortgage Trust 3.646% due 07/25/35 §	55,940	51,198
Countrywide Home Loan Mortgage Pass-Through Trust 3.674% due 01/19/34 §	20,311	20,201
Fannie Mae
1.902% (LIBOR + 0.350%) due 07/25/37 §	29,887	29,863
1.932% (LIBOR + 0.380%) due 07/25/37 §	42,530	42,769
1.992% (LIBOR + 0.440%) due 05/25/36 §	23,470	23,479
1.997% (LIBOR + 0.445%) due 02/25/37 §	9,382	9,370
2.232% (LIBOR + 0.680%) due 02/25/41 §	113,852	115,873
GSR Mortgage Loan Trust 3.472% due 09/25/35 §	18,776	19,218
JP Morgan Mortgage Trust 3.499% due 06/25/35 §	48,893	48,610
Merrill Lynch Mortgage Investors Trust 3.182% due 12/25/34 §	61,840	62,381
Residential Accredit Loans Inc Trust 1.732% (LIBOR + 0.180%) due 06/25/46 §	98,804	46,403
Structured Adjustable Rate Mortgage Loan Trust 1.802% (LIBOR + 0.250%) due 02/25/35 §	20,112	18,699
Structured Asset Mortgage Investments II Trust 1.762% (LIBOR + 0.210%) due 05/25/36 §	78,519	61,899

		549,963

Fannie Mae - 3.2%

3.000% due 02/01/48	100,000	99,891
3.500% due 01/01/48	300,000	308,214

		408,105

Total Mortgage-Backed Securities (Cost $976,394)		958,068

ASSET-BACKED SECURITIES - 0.5%

Asset Backed Funding Corp Trust 2.152% (LIBOR + 0.600%) due 10/25/34 §	21,723	21,662
Freddie Mac Structured Pass-Through Certificates 1.832% (LIBOR + 0.280%) due 09/25/31 §	1,103	1,091
Home Equity Asset Trust 2.407% (LIBOR + 0.855%) due 08/25/34 §	36,641	36,361

Total Asset-Backed Securities (Cost $59,168)		59,114

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 118.0%

U.S. Treasury Inflation Protected Securities - 110.7%

0.125% due 04/15/19 ^	$1,494,806	$1,491,924
0.125% due 04/15/20 ^	147,462	147,221
0.125% due 04/15/21 ^	861,733	858,697
0.125% due 04/15/22 ^	101,426	100,765
0.125% due 07/15/22 ^	246,703	246,527
0.125% due 01/15/23 ^	1,465,092	1,454,728
0.125% due 07/15/24 ^	270,093	267,147
0.125% due 07/15/26 ^	41,162	40,262
0.250% due 01/15/25 ^	661,295	656,025
0.375% due 07/15/23 ^	932,730	940,430
0.375% due 07/15/25 ^	800,908	802,940
0.375% due 07/15/27 ^	60,502	60,242
0.625% due 07/15/21 ^	133,518	136,152
0.625% due 01/15/24 ^	190,285	193,770
0.625% due 01/15/26 ^	467,141	475,100
0.750% due 02/15/42 ^	109,162	110,523
0.750% due 02/15/45 ^	115,223	116,113
0.875% due 02/15/47 ^	127,729	133,079
1.000% due 02/15/46 ^	443,475	475,008
1.250% due 07/15/20 ^	531,589	549,105
1.375% due 02/15/44 ^	476,267	551,273
1.750% due 01/15/28 ^	694,672	781,821
2.000% due 01/15/26 ^	12,428	13,992
2.125% due 02/15/40 ^	11,412	14,883
2.125% due 02/15/41 ^	112,636	147,934
2.375% due 01/15/25 ^	366,402	417,883
2.500% due 01/15/29 ^	1,527,997	1,856,037
3.375% due 04/15/32 ^	54,196	75,109
3.625% due 04/15/28 ^	218,084	286,593
3.875% due 04/15/29 ^	456,134	622,817

		14,024,100

U.S. Treasury Notes - 7.3%

1.750% due 11/30/21	440,000	433,897
1.875% due 02/28/22	200,000	197,845
2.125% due 07/31/24	200,000	197,610
2.500% due 05/15/24	100,000	101,124

		930,476

Total U.S. Treasury Obligations (Cost $14,987,823)		14,954,576

FOREIGN GOVERNMENT BONDS & NOTES - 8.7%

Argentina Bonar (Argentina) 24.225% (ARS Deposit + 2.000%) due 04/03/22 §	ARS 12,000	639
Argentina POM Politica Monetaria (Argentina) 28.200% (ARS Reference + 0.000%) due 06/21/20 §	400,000	22,564
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 100,000	128,140
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 493,000	25,112
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 200,000	149,231
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/26 ^ ~	GBP 406,167	645,916
0.125% due 03/22/46 ^ ~	59,804	131,278
0.125% due 11/22/65 ^ ~	1,057	3,253

Total Foreign Government Bonds & Notes (Cost $1,098,216)		1,106,133

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 4.1%

Foreign Government Issues - 1.2%

Argentina Treasury Bill (Argentina) 26.547% due 09/14/18	ARS 200,000	$9,098
Hellenic Republic Treasury Bill (Greece)
1.473% due 03/16/18	EUR 30,000	35,887
1.544% due 03/09/18	50,000	59,821
United Kingdom Treasury Bill (United Kingdom) 0.216% due 01/29/18	GBP 40,000	53,997

		158,803

	Shares
Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio	160,455	160,455

Principal Amount		Value

U. S. Government Agency Issue - 1.6%

Federal Home Loan Bank 1.288% due 02/22/18	$200,000	$199,629

Total Short-Term Investments (Cost $517,097)		518,887

TOTAL INVESTMENTS - 140.5% (Cost $17,838,333)		17,801,913

DERIVATIVES - 0.0%
(See Notes (c) through (g) in Notes to Schedule of Investments)		1,197

OTHER ASSETS & LIABILITIES, NET - (40.5%)		(5,129,782)

NET ASSETS - 100.0%		$12,673,328

Notes to Schedule of Investments

(a)	As of December 31, 2017, $191,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, and swap agreements.

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the nine-month period ended December 31, 2017 was $4,450,294 at a weighted average interest rate of 0.460%.

(c)	Open futures contracts outstanding as of December 31, 2017 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	03/18	2	$249,721	$248,094	($1,627)

Short Futures Outstanding
Euro-OAT	03/18	1	188,543	186,192	2,351
Long Gilt	03/18	2	335,631	337,969	(2,338)
U.S. Treasury 30-Year Bonds	03/18	2	306,497	306,000	497

					510

Total Futures Contracts					($1,117)

(d)	Forward foreign currency contracts outstanding as of December 31, 2017 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation (Depreciation)
ARS	1,53,120	USD	8,622	01/18	RBS	($466)
ARS	7,26,180	USD	39,000	02/18	GSC	(999)
BRL	62,116	USD	18,947	01/18	DUB	(233)
BRL	62,116	USD	18,777	01/18	GSC	(63)
BRL	62,116	USD	18,570	02/18	GSC	79
GBP	17,000	USD	22,794	01/18	BRC	168
GBP	17,000	USD	22,994	01/18	JPM	(32)
INR	16,26,722	USD	24,654	03/18	SCB	602
JPY	28,00,000	USD	24,974	01/18	GSC	(104)
MXN	9,80,000	USD	52,311	01/18	DUB	(2,529)
RUB	787,245	USD	13,499	02/18	DUB	76
USD	3,000	ARS	56,880	02/18	JPM	24
USD	59,768	AUD	79,000	01/18	JPM	(1,872)
USD	18,777	BRL	62,116	01/18	DUB	63
USD	18,642	BRL	62,116	01/18	GSC	(73)
USD	63,791	CAD	82,000	02/18	RBC	(1,487)
USD	60,249	EUR	51,000	01/18	DUB	(988)
USD	2,31,081	EUR	1,94,000	01/18	GSC	(1,860)
USD	7,143	EUR	6,000	01/18	JPM	(61)
USD	35,533	EUR	30,000	03/18	JPM	(629)
USD	53,555	GBP	40,000	01/18	BRC	(509)
USD	8,35,699	GBP	6,20,000	01/18	GSC	(1,738)
USD	21,590	GBP	16,000	01/18	JPM	(21)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation (Depreciation)
USD	32,756	KRW	3,64,30,800	03/18	DUB	($1,317)
USD	47,857	MXN	9,80,000	01/18	GSC	(1,924)
USD	17,953	MXN	3,45,000	01/18	GSC	497
USD	1,48,721	NZD	2,16,000	01/18	SCB	(4,335)

Total Forward Foreign Currency Contracts						($19,731)

(e)	Purchased options outstanding as of December 31, 2017 were as follows:

Interest Rate Cap Options

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Cost	Value
Cap - ICE Swap Rate	0.263%	5-Year/10-Year ICE Swap Rate	03/29/18	DUB	$600,000	$270	$9
Cap - ICE Swap Rate	0.170%	5-Year/10-Year ICE Swap Rate	04/03/18	MSC	700,000	210	130
Cap - ICE Swap Rate	0.174%	5-Year/10-Year ICE Swap Rate	06/11/18	MSC	400,000	160	98

						$640	$237

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.150%	06/15/18	DUB	$50,000	$5,018	$327

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.150%	06/15/18	DUB	50,000	5,017	4,499
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.765%	07/16/18	MSC	150,000	1,740	777

							6,757	5,276

Total Interest Rate Swaptions							$11,775	$5,603

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - Eurodollar (03/18)	$98.25	03/19/18	CME	6	$1,473,750	$597	$788

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 4.000% due 01/11/48	$73.00	01/04/18	JPM	$800,000	$31	$—

Total Purchased Options					$13,043	$6,628

(f)	Premiums received and value of written options outstanding as of December 31, 2017 were as follows:

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	234.81	Maximum of [0, 0.000% - ((Final Index/Initial Index)-1)]	03/24/20	JPM	$700,000	$7,910	($924)
Floor - U.S. CPI Urban Consumers NSA	216.69	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	2,000,000	17,720	(2)
Floor - U.S. CPI Urban Consumers NSA	217.97	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	300,000	3,870	—
Cap - U.S. CPI Urban Consumers NSA	233.92	Maximum of [0, Final Index/Initial Index - (1 + 4.000%)10]	04/22/24	JPM	1,900,000	13,823	(610)
Cap - U.S. CPI Urban Consumers NSA	234.78	Maximum of [0, Final Index/Initial Index - (1 + 4.000%)10]	05/16/24	JPM	200,000	1,390	(70)

						$44,713	($1,606)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Interest Rate Cap Options

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - ICE Swap Rate	0.230%	10-Year/30-Year ICE Swap Rate	03/29/18	DUB	$600,000	$270	($16)
Cap - ICE Swap Rate	0.155%	10-Year/30-Year ICE Swap Rate	04/03/18	MSC	700,000	252	(134)
Cap - ICE Swap Rate	0.155%	10-Year/30-Year ICE Swap Rate	06/11/18	MSC	400,000	160	(105)

						$682	($255)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - Euro-Bund (03/18)	EUR 165.00	02/23/18	EUX	1	EUR 165,000	$504	($120)
Call - Euro-Bund (03/18)	165.50	02/23/18	EUX	1	165,500	447	(84)
Call - Eurodollar (03/18)	$98.75	03/19/18	CME	6	$1,481,250	684	(37)

						1,635	(241)

Put - Euro-Bund (03/18)	EUR 161.50	02/23/18	EUX	1	EUR 161,500	601	(1,104)

Total Options on Futures						$2,236	($1,345)

Options on Securities

Description	Price Exercise	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 3.500% due 01/11/48	$102.95	01/04/18	JPM	$100,000	$164	($31)

Put - Fannie Mae 3.500% due 01/11/48	101.95	01/04/18	JPM	100,000	191	(1)

Total Options on Securities					$355	($32)

Total Written Options					$47,986	($3,238)

(g)	Swap agreements outstanding as of December 31, 2017 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Main 28 5Y	Q	1.000%	12/20/22	ICE	EUR 40,000	($1,312)	($1,059)	($253)

Credit Default Swaps on Credit Indices – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 7	M	0.500%	01/17/47	DUB	$60,000	$581	($1,864)	$2,445
CMBX NA AAA 7	M	0.500%	01/17/47	MSC	40,000	387	(1,242)	1,629

						$968	($3,106)	$4,074

Total Credit Default Swaps						($344)	($4,165)	$3,821

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate / Floating Rate	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	Z / Z	MSC	2.058%	05/12/25	$700,000	($1)	$—	($1)
U.S. CPI Urban Consumers NSA	Z / Z	MSC	1.788%	07/18/26	100,000	(3,938)	—	(3,938)
U.S. CPI Urban Consumers NSA	Z / Z	MSC	1.805%	09/20/26	10,000	(371)	—	(371)

						(4,310)	—	(4,310)

		Exchange
3-Month USD-LIBOR	S / Q	CME	1.250%	06/15/18	200,000	(430)	934	(1,364)
U.S. CPI Urban Consumers NSA	Z / Z	LCH	1.935%	04/27/19	100,000	332	—	332
3-Month USD-LIBOR	S / Q	CME	2.678%	10/25/23	200,000	2,968	—	2,968
3-Month USD-LIBOR	S / Q	CME	2.500%	12/19/23	120,000	713	(305)	1,018
28-Day MXN TIIE	L / L	CME	7.200%	06/05/24	MXN 500,000	(901)	5	(906)
Brazil CETIP Interbank	Z / Z	CME	9.650%	01/02/25	BRL 200,000	(911)	(695)	(216)
U.S. CPI Urban Consumers NSA	Z / Z	LCH	1.800%	09/12/26	$100,000	(3,670)	(1,009)	(2,661)
U.S. CPI Urban Consumers NSA	Z / Z	LCH	1.780%	09/15/26	100,000	(3,894)	(4,854)	960
Eurostat Eurozone HICP	Z / Z	LCH	1.385%	12/15/26	EUR 90,000	(1,669)	289	(1,958)
28-Day MXN TIIE	L / L	CME	8.035%	12/17/26	MXN 500,000	142	(53)	195
Eurostat Eurozone HICP	Z / Z	LCH	1.360%	06/15/27	EUR 30,000	(679)	(441)	(238)
U.S. CPI Urban Consumers NSA	Z / Z	LCH	2.180%	09/20/27	$20,000	(151)	—	(151)
Eurostat Eurozone HICP	Z / Z	LCH	1.520%	11/15/27	EUR 100,000	(570)	13	(583)
GBP Retail Price	Z / Z	LCH	3.190%	04/15/30	GBP 300,000	(5,271)	(16,852)	11,581
GBP Retail Price	Z / Z	LCH	3.400%	06/15/30	200,000	4,089	2,397	1,692
GBP Retail Price	Z / Z	LCH	3.530%	10/15/31	60,000	901	568	333
GBP Retail Price	Z / Z	LCH	3.470%	09/15/32	30,000	(107)	(7)	(100)
28-Day MXN TIIE	L / L	CME	8.310%	11/28/36	MXN 200,000	234	1,060	(826)

						(8,874)	(18,950)	10,076

Total Interest Rate Swaps - Pay Floating Rate						($13,184)	($18,950)	$5,766

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate / Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	Z / Z	LCH	1.710%	04/27/18	$100,000	$53	$—	$53
3-Month USD-LIBOR	S / Q	CME	1.250%	06/21/19	1,000,000	10,770	5,944	4,826
U.S. CPI Urban Consumers NSA	Z / Z	LCH	2.027%	11/23/20	100,000	232	—	232
U.S. CPI Urban Consumers NSA	Z / Z	LCH	2.021%	11/25/20	100,000	248	—	248
Eurostat Eurozone HICP	Z / Z	LCH	1.165%	12/15/21	EUR 50,000	715	42	673
3-Month USD-LIBOR	S / Q	CME	2.400%	03/16/26	$130,000	494	—	494
3-Month USD-LIBOR	S / Q	CME	2.300%	04/21/26	300,000	2,657	—	2,657
3-Month USD-LIBOR	S / Q	CME	1.850%	07/27/26	50,000	1,465	—	1,465
3-Month USD-LIBOR	S / Q	CME	2.000%	07/27/26	500,000	11,349	5,823	5,526
3-Month USD-LIBOR	S / Q	CME	2.400%	12/07/26	700,000	10,119	5,906	4,213
3-Month USD-LIBOR	S / Q	LCH	1.750%	12/21/26	340,000	17,138	(2,170)	19,308
6-Month JPY-LIBOR	S / S	LCH	0.300%	09/20/27	JPY 10,000,000	(82)	(181)	99
6-Month GBP-LIBOR	S / S	LCH	1.500%	03/21/28	GBP 520,000	(12,497)	(17,799)	5,302
3-Month NZD-Bank Bills	S / Q	CME	3.250%	03/21/28	NZD 100,000	(362)	308	(670)
6-Month JPY-LIBOR	S / S	LCH	0.450%	03/20/29	JPY 40,000,000	(2,976)	(2,227)	(749)
3-Month USD-LIBOR	S / Q	CME	2.250%	12/21/46	$30,000	2,070	2,278	(208)
U.S. Fed Funds	A / A	LCH	2.000%	12/15/47	40,000	1,289	(72)	1,361
6-Month GBP-LIBOR	S / S	LCH	1.750%	03/21/48	GBP 40,000	(4,273)	(995)	(3,278)
3-Month USD-LIBOR	S / Q	CME	2.500%	06/20/48	$50,000	974	1,030	(56)
3-Month USD-LIBOR	S / Q	CME	2.948%	10/19/48	30,000	(2,258)	—	(2,258)
3-Month USD-LIBOR	S / Q	CME	2.969%	10/25/48	50,000	(3,988)	—	(3,988)
3-Month USD-LIBOR	S / Q	CME	2.750%	12/19/48	30,000	(954)	508	(1,462)

						$32,183	($1,605)	$33,788

Total Interest Rate Swaps						$18,999	($20,555)	$39,554

Total Swap Agreements						$18,655	($24,720)	$43,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$205,135	$—	$205,135	$—
	Mortgage-Backed Securities	958,068	—	958,068	—
	Asset-Backed Securities	59,114	—	59,114	—
	U.S. Treasury Obligations	14,954,576	—	14,954,576	—
	Foreign Government Bonds & Notes	1,106,133	—	1,106,133	—
	Short-Term Investments	518,887	160,455	358,432	—
	Derivatives:
	Credit Contracts
	Swaps	968	—	968	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,509	—	1,509	—
	Interest Rate Contracts
	Futures	2,848	2,848	—	—
	Purchased Options	6,628	—	6,628	—
	Swaps	68,952	—	68,952	—

	Total Interest Rate Contracts	78,428	2,848	75,580	—

	Total Assets - Derivatives	80,905	2,848	78,057	—

	Total Assets	17,882,818	163,303	17,719,515	—

Liabilities	Sale-buyback Financing Transactions	(5,021,164)	—	(5,021,164)	—
	Derivatives:
	Credit Contracts
	Swaps	(1,312)	—	(1,312)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(21,240)	—	(21,240)	—
	Interest Rate Contracts
	Futures	(3,965)	(3,965)	—	—
	Written Options	(3,238)	—	(3,238)	—
	Swaps	(49,953)	—	(49,953)	—

	Total Interest Rate Contracts	(57,156)	(3,965)	(53,191)	—

	Total Liabilities - Derivatives	(79,708)	(3,965)	(75,743)	—

	Total Liabilities	(5,100,872)	(3,965)	(5,096,907)	—

	Total	$12,781,946	$159,338	$12,622,608	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 32.7%

Basic Materials - 1.0%

Alcoa Nederland Holding BV 6.750% due 09/30/24 ~	$220,000	$240,900
Anglo American Capital PLC (United Kingdom)
3.625% due 09/11/24 ~	450,000	448,272
3.750% due 04/10/22 ~	240,000	244,118
ArcelorMittal (Luxembourg) 7.500% due 10/15/39	180,000	231,300
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	34,712
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	170,000	209,454
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	15,000	15,180
5.000% due 09/30/43	230,000	282,405
6.750% (USD Swap + 5.093%) due 10/19/75 § ~	770,000	900,969
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	370,000	377,585
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	130,000	144,170
Freeport-McMoRan Inc
3.550% due 03/01/22	190,000	188,338
5.450% due 03/15/43	100,000	100,375
6.875% due 02/15/23	210,000	229,950
Glencore Funding LLC (Switzerland)
4.000% due 03/27/27 ~	640,000	643,598
4.125% due 05/30/23 ~	50,000	51,788
OCP SA (Malaysia) 4.500% due 10/22/25 ~	200,000	200,659
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	100,000	104,749
Southern Copper Corp (Peru) 6.750% due 04/16/40	840,000	1,094,731
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	820,000	1,008,600
Westlake Chemical Corp
4.625% due 02/15/21	110,000	113,300
4.875% due 05/15/23	70,000	72,450
Yamana Gold Inc (Canada) 4.625% due 12/15/27 ~	210,000	211,444

		7,149,047

Communications - 2.7%

21st Century Fox America Inc 6.200% due 12/15/34	100,000	129,419
Altice Financing SA (Luxembourg)
5.250% due 02/15/23 ~	EUR 300,000	375,436
6.625% due 02/15/23 ~	$200,000	209,920
Altice Luxembourg SA (Luxembourg) 6.250% due 02/15/25 ~	EUR 800,000	944,385
Amazon.com Inc
3.150% due 08/22/27 ~	$310,000	311,002
3.875% due 08/22/37 ~	160,000	170,226
4.050% due 08/22/47 ~	200,000	216,278
4.950% due 12/05/44	280,000	341,407
America Movil Sab de CV (Mexico) 5.000% due 03/30/20	400,000	421,987
AT&T Inc
3.000% due 02/15/22	80,000	80,231
3.400% due 05/15/25	170,000	167,366
3.900% due 08/14/27	270,000	272,256
4.250% due 03/01/27	90,000	91,892
4.350% due 06/15/45	840,000	777,312
4.900% due 08/14/37	140,000	142,397
5.500% due 02/01/18	350,000	351,010
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	630,000	641,898

	Principal Amount	Value

British Telecommunications PLC (United Kingdom) 9.125% due 12/15/30	$60,000	$89,810
CCO Holdings LLC 5.125% due 05/01/27 ~	140,000	138,250
Charter Communications Operating LLC
3.579% due 07/23/20	2,000,000	2,038,352
4.200% due 03/15/28	140,000	138,863
6.384% due 10/23/35	50,000	58,761
Comcast Corp
3.375% due 08/15/25	150,000	154,056
3.999% due 11/01/49	151,000	154,889
5.150% due 03/01/20	550,000	583,050
5.650% due 06/15/35	20,000	24,965
DISH DBS Corp
5.875% due 11/15/24	400,000	390,500
6.750% due 06/01/21	210,000	221,288
Myriad International Holdings BV (South Africa) 4.850% due 07/06/27 ~	450,000	467,737
NBCUniversal Media LLC 4.375% due 04/01/21	300,000	318,079
Netflix Inc 5.875% due 02/15/25	40,000	42,600
SFR Group SA (France) 6.250% due 05/15/24 ~	450,000	452,813
Sprint Capital Corp 8.750% due 03/15/32	350,000	398,125
Sprint Communications Inc 9.000% due 11/15/18 ~	104,000	109,600
Sprint Corp
7.625% due 02/15/25	240,000	252,000
7.875% due 09/15/23	20,000	21,350
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	280,000	296,556
Time Warner Cable LLC
4.125% due 02/15/21	1,120,000	1,154,040
5.875% due 11/15/40	410,000	445,954
6.550% due 05/01/37	100,000	117,873
7.300% due 07/01/38	190,000	238,698
8.250% due 04/01/19	60,000	64,141
Time Warner Entertainment Co LP 8.375% due 07/15/33	100,000	137,850
Time Warner Inc 4.750% due 03/29/21	100,000	106,510
Univision Communications Inc 5.125% due 02/15/25 ~	210,000	205,275
Verizon Communications Inc
2.625% due 08/15/26	20,000	18,868
3.376% due 02/15/25 ~	846,000	850,334
3.500% due 11/01/24	80,000	81,536
3.850% due 11/01/42	60,000	54,436
4.125% due 03/16/27	1,200,000	1,253,299
4.150% due 03/15/24	680,000	716,022
4.522% due 09/15/48	100,000	98,779
5.500% due 03/16/47	100,000	114,283
Viacom Inc
3.875% due 04/01/24	130,000	129,856
4.250% due 09/01/23	40,000	40,883
Virgin Media Finance PLC (United Kingdom) 6.375% due 04/15/23 ~	430,000	445,588
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	280,000	287,700
West Corp 4.750% due 07/15/21 ~	50,000	50,750

		18,608,741

Consumer, Cyclical - 2.0%

American Airlines Pass-Through Trust ‘B’ 5.600% due 01/15/22 ~	226,382	234,792
American Axle & Manufacturing Inc 6.625% due 10/15/22	290,000	301,238

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Beacon Escrow Corp 4.875% due 11/01/25 ~	$80,000	$80,700
Cintas Corp
2.900% due 04/01/22	210,000	212,062
3.700% due 04/01/27	210,000	218,867
CVS Health Corp
2.750% due 12/01/22	890,000	877,601
3.875% due 07/20/25	277,000	285,659
5.125% due 07/20/45	160,000	183,925
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	500,000	500,100
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	237,296	270,375
Dollar Tree Inc 5.750% due 03/01/23	170,000	178,394
Fiat Chrysler Automobiles NV (United Kingdom) 4.500% due 04/15/20	200,000	205,920
Ford Motor Co 4.750% due 01/15/43	100,000	101,702
Ford Motor Credit Co LLC
2.375% due 01/16/18	400,000	400,053
3.200% due 01/15/21	900,000	913,173
3.664% due 09/08/24	290,000	294,107
5.875% due 08/02/21	400,000	439,556
8.125% due 01/15/20	600,000	664,912
General Motors Co 6.250% due 10/02/43	100,000	118,765
General Motors Financial Co Inc
2.450% due 11/06/20	400,000	397,233
3.150% due 01/15/20	400,000	404,687
3.200% due 07/13/20	600,000	608,461
3.500% due 07/10/19	700,000	710,745
4.250% due 05/15/23	30,000	31,451
4.350% due 01/17/27	130,000	135,417
4.375% due 09/25/21	380,000	400,020
GLP Capital LP 5.375% due 04/15/26	30,000	32,250
Hilton Worldwide Finance LLC 4.875% due 04/01/27	250,000	262,188
Lennar Corp 4.500% due 04/30/24	140,000	143,892
McDonald’s Corp
3.500% due 03/01/27	100,000	103,010
3.700% due 01/30/26	310,000	323,608
NCL Corp Ltd 4.750% due 12/15/21 ~	120,000	124,500
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	140,000	141,750
Newell Brands Inc
3.150% due 04/01/21	130,000	131,541
3.850% due 04/01/23	270,000	279,667
4.200% due 04/01/26	190,000	198,590
Scientific Games International Inc 7.000% due 01/01/22 ~	320,000	338,000
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	300,000	306,375
5.625% due 03/01/24 ~	440,000	462,550
The Goodyear Tire & Rubber Co 5.000% due 05/31/26	250,000	258,713
The TJX Cos Inc 2.250% due 09/15/26	50,000	46,964
Wal-Mart Stores Inc
5.250% due 09/01/35	100,000	127,308
6.200% due 04/15/38	30,000	42,420
Walgreens Boots Alliance Inc 3.450% due 06/01/26	270,000	267,403
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	600,000	606,013
ZF North America Capital Inc (Germany) 4.750% due 04/29/25 ~	430,000	456,875

		13,823,532

	Principal Amount	Value

Consumer, Non-Cyclical - 3.4%

Abbott Laboratories
3.750% due 11/30/26	$350,000	$359,968
4.750% due 11/30/36	160,000	180,217
4.900% due 11/30/46	290,000	333,531
AbbVie Inc 3.600% due 05/14/25	430,000	442,662
Aetna Inc 2.800% due 06/15/23	100,000	98,526
Allergan Funding SCS
3.450% due 03/15/22	180,000	183,040
3.800% due 03/15/25	420,000	428,134
4.550% due 03/15/35	30,000	31,818
4.750% due 03/15/45	21,000	22,423
Altria Group Inc
2.850% due 08/09/22	330,000	332,335
9.250% due 08/06/19	320,000	354,814
Amgen Inc
3.625% due 05/22/24	80,000	83,216
4.663% due 06/15/51	11,000	12,346
5.375% due 05/15/43	30,000	35,378
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	370,000	372,090
3.300% due 02/01/23	470,000	481,425
3.650% due 02/01/26	220,000	227,364
4.900% due 02/01/46	750,000	871,947
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	640,000	635,740
5.375% due 01/15/20	220,000	233,479
Anthem Inc
2.950% due 12/01/22	220,000	220,312
3.125% due 05/15/22	150,000	151,460
3.350% due 12/01/24	100,000	101,581
3.650% due 12/01/27	180,000	183,796
3.700% due 08/15/21	80,000	82,521
BAT Capital Corp (United Kingdom)
2.296% (LIBOR + 0.880%) due 08/15/22 § ~	800,000	810,078
3.557% due 08/15/27 ~	1,160,000	1,163,511
4.540% due 08/15/47 ~	490,000	517,575
Baxalta Inc 2.875% due 06/23/20	500,000	503,487
Becton Dickinson & Co
3.363% due 06/06/24	460,000	461,833
3.734% due 12/15/24	130,000	133,313
4.685% due 12/15/44	90,000	98,714
Cardinal Health Inc
2.616% due 06/15/22	140,000	137,786
3.079% due 06/15/24	180,000	177,412
Celgene Corp
3.550% due 08/15/22	90,000	92,789
3.875% due 08/15/25	320,000	331,679
5.000% due 08/15/45	100,000	113,803
5.250% due 08/15/43	60,000	69,473
Centene Corp
4.750% due 05/15/22	140,000	145,950
4.750% due 01/15/25	140,000	142,800
6.125% due 02/15/24	50,000	53,000
Constellation Brands Inc
4.250% due 05/01/23	70,000	74,128
4.750% due 11/15/24	190,000	208,464
6.000% due 05/01/22	70,000	78,742
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	200,000	206,250
Danone SA (France) 2.589% due 11/02/23 ~	940,000	917,773
DaVita Inc 5.000% due 05/01/25	10,000	10,022

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	$620,000	$629,638
DJO Finance LLC 8.125% due 06/15/21 ~	250,000	235,000
Ecolab Inc 4.350% due 12/08/21	106,000	112,917
Eli Lilly & Co 3.100% due 05/15/27	160,000	162,552
Gilead Sciences Inc
3.650% due 03/01/26	90,000	93,438
3.700% due 04/01/24	200,000	209,365
4.150% due 03/01/47	300,000	319,617
4.750% due 03/01/46	30,000	34,755
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	180,000	182,792
HCA Inc
4.500% due 02/15/27	10,000	10,075
5.250% due 06/15/26	20,000	21,250
5.375% due 02/01/25	20,000	20,750
5.500% due 06/15/47	50,000	50,000
5.875% due 03/15/22	210,000	225,225
5.875% due 05/01/23	170,000	181,900
7.500% due 02/15/22	80,000	90,200
Humana Inc
3.150% due 12/01/22	110,000	110,836
3.950% due 03/15/27	150,000	155,557
4.625% due 12/01/42	110,000	120,375
4.800% due 03/15/47	20,000	22,622
4.950% due 10/01/44	80,000	92,419
Jaguar Holding Co II 6.375% due 08/01/23 ~	160,000	162,000
Johnson & Johnson 3.625% due 03/03/37	230,000	243,304
Kraft Heinz Foods Co
3.000% due 06/01/26	160,000	154,206
3.500% due 06/06/22	170,000	174,110
3.950% due 07/15/25	130,000	134,454
4.875% due 02/15/25 ~	172,000	182,426
5.000% due 07/15/35	150,000	164,138
5.000% due 06/04/42	50,000	53,802
5.200% due 07/15/45	80,000	88,259
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	190,000	199,025
Medtronic Global Holdings SCA 3.350% due 04/01/27	240,000	246,473
Medtronic Inc 3.500% due 03/15/25	770,000	799,332
Merck & Co Inc 2.750% due 02/10/25	210,000	209,302
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	150,000	160,125
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	310,000	329,558
5.500% due 01/15/42 ~	150,000	182,594
Philip Morris International Inc
1.875% due 11/01/19	350,000	347,913
2.500% due 08/22/22	500,000	495,667
2.500% due 11/02/22	190,000	188,411
4.500% due 03/20/42	80,000	87,181
Reynolds American Inc
3.250% due 06/12/20	81,000	82,347
5.850% due 08/15/45	150,000	187,861
6.150% due 09/15/43	30,000	38,667
8.125% due 06/23/19	120,000	129,834
Spectrum Brands Inc 5.750% due 07/15/25	310,000	327,825
Tenet Healthcare Corp 8.125% due 04/01/22	120,000	122,550
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	100,000	89,797

	Principal Amount	Value

Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.400% due 07/20/18	$80,000	$79,478
1.700% due 07/19/19	80,000	77,749
2.200% due 07/21/21	40,000	36,566
2.800% due 07/21/23	40,000	34,871
3.150% due 10/01/26	80,000	66,156
United Rentals North America Inc
4.875% due 01/15/28	30,000	30,225
5.500% due 07/15/25	90,000	95,738
5.875% due 09/15/26	90,000	96,638
UnitedHealth Group Inc
3.750% due 07/15/25	80,000	84,385
3.875% due 10/15/20	230,000	238,849
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	22,000	22,138
5.625% due 12/01/21 ~	40,000	39,250
5.875% due 05/15/23 ~	50,000	46,438
6.500% due 03/15/22 ~	60,000	63,150
7.000% due 03/15/24 ~	170,000	182,325
7.500% due 07/15/21 ~	280,000	285,950
9.000% due 12/15/25 ~	190,000	198,493
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	170,000	174,158

		23,423,706

Energy - 3.6%

Anadarko Petroleum Corp
4.500% due 07/15/44	200,000	199,900
4.850% due 03/15/21	80,000	84,537
5.550% due 03/15/26	100,000	112,354
6.450% due 09/15/36	630,000	773,377
6.600% due 03/15/46	160,000	206,380
8.700% due 03/15/19	420,000	450,412
Apache Corp
3.250% due 04/15/22	30,000	30,252
4.250% due 01/15/44	400,000	388,677
4.750% due 04/15/43	80,000	82,453
5.100% due 09/01/40	190,000	202,962
Baker Hughes LLC
3.200% due 08/15/21	110,000	112,393
5.125% due 09/15/40	30,000	35,315
BP Capital Markets PLC (United Kingdom)
1.763% (LIBOR + 0.350%) due 08/14/18 §	500,000	500,655
3.119% due 05/04/26	260,000	263,000
3.216% due 11/28/23	490,000	500,854
3.245% due 05/06/22	30,000	30,764
3.506% due 03/17/25	350,000	362,309
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27 ~	170,000	176,273
Chesapeake Energy Corp
5.750% due 03/15/23	30,000	27,900
6.125% due 02/15/21	230,000	234,025
8.000% due 12/15/22 ~	16,000	17,320
Chevron Corp 2.954% due 05/16/26	570,000	570,291
CNOOC Finance USA LLC (China) 3.500% due 05/05/25	1,160,000	1,171,202
ConocoPhillips 6.500% due 02/01/39	80,000	112,238
Continental Resources Inc 4.375% due 01/15/28 ~	100,000	98,845
Devon Energy Corp
3.250% due 05/15/22	310,000	315,596
5.850% due 12/15/25	1,845,000	2,157,267
7.950% due 04/15/32	270,000	370,987
Ecopetrol SA (Colombia)
5.375% due 06/26/26	400,000	432,880
5.875% due 05/28/45	650,000	665,926

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Energy Transfer Partners LP 5.875% due 03/01/22	$230,000	$251,643
Ensco PLC 8.000% due 01/31/24	103,000	103,773
EOG Resources Inc 4.150% due 01/15/26	160,000	170,530
Exxon Mobil Corp
3.043% due 03/01/26	350,000	355,687
4.114% due 03/01/46	270,000	302,085
Genesis Energy LP 5.625% due 06/15/24	200,000	196,000
Halliburton Co 3.800% due 11/15/25	390,000	405,885
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	150,000	154,941
6.850% due 02/15/20	210,000	227,572
Kinder Morgan Inc 5.000% due 02/15/21 ~	400,000	424,664
MEG Energy Corp (Canada) 7.000% due 03/31/24 ~	40,000	33,950
MPLX LP 4.875% due 12/01/24	230,000	248,217
Noble Energy Inc
3.850% due 01/15/28	240,000	241,149
4.950% due 08/15/47	110,000	118,080
5.250% due 11/15/43	200,000	222,228
Occidental Petroleum Corp
3.000% due 02/15/27	200,000	199,009
3.400% due 04/15/26	290,000	297,230
4.100% due 02/15/47	280,000	298,116
4.400% due 04/15/46	80,000	88,695
4.625% due 06/15/45	240,000	272,092
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25 ~	1,955,000	1,963,309
6.125% due 01/17/22	20,000	21,275
6.250% due 03/17/24	1,080,000	1,149,660
7.375% due 01/17/27	20,000	22,060
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	650,000	655,103
6.625% due 06/15/35	20,000	21,442
6.875% due 08/04/26	370,000	420,413
QEP Resources Inc 6.875% due 03/01/21	150,000	162,750
Range Resources Corp 5.000% due 03/15/23 ~	310,000	310,000
Sabine Pass Liquefaction LLC 5.875% due 06/30/26	200,000	225,003
Sanchez Energy Corp
6.125% due 01/15/23	100,000	85,250
7.750% due 06/15/21	10,000	9,450
Schlumberger Holdings Corp
3.000% due 12/21/20 ~	190,000	192,568
4.000% due 12/21/25 ~	240,000	252,559
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	350,000	350,296
4.000% due 05/10/46	110,000	117,347
4.375% due 03/25/20	420,000	439,300
4.375% due 05/11/45	330,000	371,624
4.550% due 08/12/43	130,000	148,081
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	930,000	988,092
The Williams Cos Inc 7.500% due 01/15/31	450,000	552,375
Transcontinental Gas Pipe Co LLC 7.850% due 02/01/26	1,020,000	1,305,435
Whiting Petroleum Corp 6.250% due 04/01/23	270,000	277,425
WPX Energy Inc 8.250% due 08/01/23	30,000	34,200

		25,373,907

	Principal Amount	Value

Financial - 16.8%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	$200,000	$212,700
AerCap Ireland Capital DAC (Netherlands)
3.750% due 05/15/19	1,550,000	1,574,920
4.625% due 07/01/22	160,000	169,653
Ally Financial Inc
3.600% due 05/21/18	800,000	803,400
8.000% due 11/01/31	460,000	600,300
American International Group Inc 3.750% due 07/10/25	820,000	846,583
American Tower Corp REIT 5.900% due 11/01/21	500,000	553,484
AvalonBay Communities Inc REIT 3.450% due 06/01/25	300,000	307,670
Bank of America Corp
2.365% (LIBOR + 1.000%) due 04/24/23 §	500,000	508,350
2.600% due 01/15/19	110,000	110,386
3.004% (LIBOR + 0.790%) due 12/20/23 § ~	655,000	657,041
3.300% due 01/11/23	360,000	368,483
3.419% (LIBOR + 1.040%) due 12/20/28 § ~	1,523,000	1,524,774
3.500% due 04/19/26	770,000	787,890
3.593% (LIBOR + 1.370%) due 07/21/28 §	100,000	101,738
4.000% due 04/01/24	850,000	899,120
4.100% due 07/24/23	500,000	531,292
4.200% due 08/26/24	390,000	410,967
4.250% due 10/22/26	2,970,000	3,132,494
4.450% due 03/03/26	90,000	96,207
5.650% due 05/01/18	900,000	910,783
6.100% (LIBOR + 3.898%) due 03/17/25 §	160,000	175,800
6.250% (LIBOR + 3.705%) due 09/05/24 §	280,000	309,764
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	800,000	907,500
Barclays PLC (United Kingdom)
3.684% due 01/10/23	1,000,000	1,015,605
6.500% (EUR Swap + 5.875%) due 09/15/19 §	EUR 600,000	771,093
Blackstone CQP Holdco LP 6.000% due 08/18/21 ~	$600,000	604,500
BRFkredit AS (Denmark)
1.000% due 01/01/18 ~	DKK 9,000,000	1,450,621
4.000% due 01/01/18	7,800,000	1,257,514
Brighthouse Financial Inc 4.700% due 06/22/47 ~	$350,000	358,151
Chubb INA Holdings Inc
2.300% due 11/03/20	120,000	119,849
3.350% due 05/03/26	140,000	142,992
Citigroup Inc
2.445% (LIBOR + 0.930%) due 06/07/19 §	300,000	302,427
2.700% due 03/30/21	800,000	802,726
2.750% due 04/25/22	800,000	799,089
4.400% due 06/10/25	400,000	422,517
4.450% due 09/29/27	2,680,000	2,839,869
4.650% due 07/30/45	518,000	591,440
4.750% due 05/18/46	60,000	66,349
5.300% due 05/06/44	232,000	274,724
5.500% due 09/13/25	520,000	586,596
5.950% (LIBOR + 4.068%) due 01/30/23 §	300,000	319,500
5.950% (LIBOR + 3.905%) due 05/15/25 §	1,350,000	1,439,438
6.675% due 09/13/43	70,000	97,146
8.125% due 07/15/39	10,000	16,028

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Commonwealth Bank of Australia (Australia)
3.900% due 07/12/47 ~	$410,000	$419,823
5.000% due 10/15/19 ~	160,000	167,398
Cooperatieve Rabobank UA (Netherlands)
3.750% due 07/21/26	1,000,000	1,014,609
4.375% due 08/04/25	880,000	930,213
4.625% due 12/01/23	290,000	311,220
6.875% due 03/19/20 ~	EUR 300,000	414,505
11.000% due 06/30/19 ~	$380,000	426,075
Credit Agricole SA (France) 8.375% (LIBOR + 6.982%) due 10/13/19 § ~	300,000	328,500
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	500,000	510,880
3.800% due 09/15/22	800,000	826,009
3.800% due 06/09/23	500,000	516,201
4.875% due 05/15/45	640,000	735,976
Deutsche Bank AG (Germany)
2.692% (LIBOR + 0.970%) due 07/13/20 §	500,000	501,067
3.320% (LIBOR + 1.910%) due 05/10/19 §	800,000	815,060
4.250% due 10/14/21	600,000	626,298
ERP Operating LP REIT 3.375% due 06/01/25	200,000	204,092
GE Capital International Funding Co
2.342% due 11/15/20	383,000	381,363
3.373% due 11/15/25	485,000	493,661
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	204,656
HSBC Finance Corp 6.676% due 01/15/21	67,000	74,536
HSBC Holdings PLC (United Kingdom)
3.400% due 03/08/21	740,000	756,623
3.900% due 05/25/26	820,000	851,143
4.250% due 03/14/24	440,000	460,148
4.250% due 08/18/25	620,000	643,848
6.375% (USD Swap + 3.705%) due 09/17/24 §	280,000	298,900
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	440,000	494,317
International Lease Finance Corp
5.875% due 08/15/22	400,000	444,092
6.250% due 05/15/19	500,000	524,080
Intesa Sanpaolo SPA (Italy)
3.125% due 07/14/22 ~	300,000	298,111
3.875% due 07/14/27 ~	230,000	230,280
5.017% due 06/26/24 ~	880,000	902,109
5.710% due 01/15/26 ~	200,000	210,986
JPMorgan Chase & Co
2.250% due 01/23/20	600,000	599,746
2.550% due 03/01/21	300,000	300,264
2.700% due 05/18/23	1,400,000	1,391,647
3.875% due 09/10/24	580,000	605,414
4.125% due 12/15/26	520,000	549,432
4.250% due 10/01/27	120,000	127,760
4.350% due 08/15/21	290,000	307,702
4.950% due 06/01/45	350,000	407,400
Kimco Realty Corp REIT 2.700% due 03/01/24	900,000	872,450
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	34,909
Lifestorage LP REIT 3.500% due 07/01/26	800,000	780,337
Lloyds Banking Group PLC (United Kingdom)
3.574% due 11/07/28	200,000	198,467
4.500% due 11/04/24	610,000	640,868

	Principal Amount	Value

MetLife Inc 4.750% due 02/08/21	$230,000	$246,335
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	200,000	201,364
Morgan Stanley
2.450% due 02/01/19	800,000	802,184
3.125% due 07/27/26	200,000	197,432
Nasdaq Inc 3.850% due 06/30/26	800,000	822,674
Navient Corp 8.000% due 03/25/20	330,000	357,638
New York Life Global Funding 2.900% due 01/17/24 ~	1,000,000	1,005,025
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	800,000	849,188
Nykredit Realkredit AS (Denmark)
1.000% due 04/01/18	DKK 3,900,000	630,932
1.000% due 10/01/18 ~	14,700,000	2,396,630
OneMain Financial Holdings LLC 6.750% due 12/15/19 ~	$700,000	723,310
Quicken Loans Inc 5.750% due 05/01/25 ~	190,000	197,602
Realkredit Danmark AS (Denmark)
1.000% due 01/01/18	DKK 43,500,000	7,011,326
1.000% due 04/01/18	27,300,000	4,416,580
2.000% due 01/01/18	5,800,000	934,920
2.000% due 04/01/18	31,900,000	5,173,623
Royal Bank of Scotland Group PLC (United Kingdom)
2.500% due 03/22/23 ~	EUR 600,000	777,556
3.875% due 09/12/23	$600,000	610,846
5.125% due 05/28/24	1,700,000	1,805,238
6.125% due 12/15/22	160,000	175,538
Santander Holdings USA Inc 4.500% due 07/17/25	70,000	73,111
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	1,100,000	1,104,643
Simon Property Group LP REIT 2.500% due 09/01/20	400,000	401,563
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	710,000	863,624
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	290,000	284,319
Sumitomo Mitsui Trust Bank Ltd (Japan) 2.053% (LIBOR + 0.440%) due 09/19/19 § ~	800,000	799,973
Teachers Insurance & Annuity Association of America
4.900% due 09/15/44 ~	100,000	114,556
6.850% due 12/16/39 ~	18,000	25,462
The Depository Trust & Clearing Corp 4.875% (LIBOR + 3.167%) due 06/15/20 § ~	250,000	260,625
The Goldman Sachs Group Inc
2.160% (LIBOR + 0.780%) due 10/31/22 §	500,000	500,923
2.789% (LIBOR + 1.200%) due 09/15/20 §	500,000	509,660
3.500% due 01/23/25	700,000	711,568
3.500% due 11/16/26	330,000	332,189
3.750% due 05/22/25	600,000	618,588
3.850% due 07/08/24	740,000	768,060
4.250% due 10/21/25	2,980,000	3,116,827
4.750% due 10/21/45	700,000	803,075
5.150% due 05/22/45	310,000	360,018
5.250% due 07/27/21	620,000	672,212
6.250% due 02/01/41	550,000	742,140
The Royal Bank of Scotland PLC (United Kingdom)
4.125% due 01/15/18	EUR 600,000	721,006
6.934% due 04/09/18 ~	200,000	244,390

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

The Toronto-Dominion Bank (Canada) 2.500% due 01/18/23 ~	$1,200,000	$1,197,546
UBS AG (Switzerland)
1.799% (LIBOR + 0.320%) due 05/28/19 § ~	800,000	800,232
1.835% (LIBOR + 0.320%) due 12/07/18 § ~	800,000	800,991
UBS Group Funding Switzerland AG (Switzerland)
3.000% due 04/15/21 ~	1,000,000	1,007,707
3.491% due 05/23/23 ~	610,000	620,258
4.125% due 09/24/25 ~	1,420,000	1,491,341
4.253% due 03/23/28 ~	630,000	664,906
US Capital Funding II Ltd (Cayman) 2.127% (LIBOR + 0.750%) due 08/01/34 § ~	600,000	555,000
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22 ~	EUR 600,000	778,068
Visa Inc
3.150% due 12/14/25	$760,000	777,545
4.300% due 12/14/45	700,000	797,815
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	650,000	671,234
Wells Fargo & Co
2.610% (LIBOR + 1.230%) due 10/31/23 §	2,000,000	2,054,563
3.000% due 10/23/26	940,000	922,148
3.450% due 02/13/23	110,000	112,158
4.300% due 07/22/27	2,640,000	2,813,588
4.400% due 06/14/46	90,000	95,065
4.600% due 04/01/21	1,310,000	1,392,645
4.750% due 12/07/46	350,000	391,779
4.900% due 11/17/45	830,000	940,792
5.606% due 01/15/44	350,000	432,120
5.875% (LIBOR + 3.990%) due 06/15/25 §	60,000	66,528

		116,361,150

Industrial - 1.0%

Caterpillar Financial Services Corp 1.931% due 10/01/21	220,000	215,428
DAE Funding LLC (United Arab Emirates)
4.500% due 08/01/22 ~	82,000	80,770
5.000% due 08/01/24 ~	80,000	79,200
Eaton Corp
2.750% due 11/02/22	810,000	813,171
4.150% due 11/02/42	180,000	188,002
General Electric Co
3.150% due 09/07/22	187,000	190,055
4.500% due 03/11/44	210,000	232,981
5.300% due 02/11/21	480,000	518,478
5.875% due 01/14/38	40,000	51,790
6.000% due 08/07/19	132,000	139,884
6.875% due 01/10/39	798,000	1,151,300
Harris Corp 5.054% due 04/27/45	140,000	165,158
John Deere Capital Corp 1.700% due 01/15/20	100,000	99,049
Lockheed Martin Corp
3.100% due 01/15/23	20,000	20,342
3.550% due 01/15/26	420,000	436,749
4.500% due 05/15/36	70,000	78,683
Northrop Grumman Corp 3.250% due 01/15/28	660,000	662,165
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	200,000	199,500
5.500% due 02/15/24 ~	140,000	139,300
Raytheon Co 3.125% due 10/15/20	160,000	163,730

	Principal Amount	Value

Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	$100,000	$103,625
5.750% due 10/15/20	193,822	196,971
The Boeing Co 4.875% due 02/15/20	630,000	665,580
United Parcel Service Inc
2.500% due 04/01/23	110,000	109,452
3.050% due 11/15/27	80,000	80,083
United Technologies Corp
4.500% due 04/15/20	210,000	220,352
4.500% due 06/01/42	70,000	77,697
Waste Management Inc 3.500% due 05/15/24	240,000	248,783

		7,328,278

Technology - 1.0%

Apple Inc
2.000% due 11/13/20	240,000	238,564
2.450% due 08/04/26	620,000	594,752
Broadcom Corp
3.125% due 01/15/25 ~	190,000	181,873
3.875% due 01/15/27 ~	30,000	29,569
Dell International LLC
3.480% due 06/01/19 ~	710,000	719,078
4.420% due 06/15/21 ~	780,000	813,332
5.450% due 06/15/23 ~	500,000	540,865
7.125% due 06/15/24 ~	410,000	449,049
First Data Corp
5.000% due 01/15/24 ~	480,000	495,600
7.000% due 12/01/23 ~	10,000	10,600
Intel Corp
3.700% due 07/29/25	120,000	126,898
3.734% due 12/08/47 ~	76,000	79,056
Microsoft Corp
2.400% due 08/08/26	1,120,000	1,081,030
2.700% due 02/12/25	140,000	139,886
2.875% due 02/06/24	580,000	588,753
3.300% due 02/06/27	870,000	898,184
3.450% due 08/08/36	20,000	20,646
3.950% due 08/08/56	80,000	85,554

		7,093,289

Utilities - 1.2%

Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	75,524
Duke Energy Corp 3.950% due 08/15/47	30,000	30,934
Emera US Finance LP (Canada) 2.700% due 06/15/21	800,000	798,625
FirstEnergy Corp
3.900% due 07/15/27	460,000	472,118
4.250% due 03/15/23	410,000	428,646
7.375% due 11/15/31	1,410,000	1,905,510
IPALCO Enterprises Inc 3.450% due 07/15/20	800,000	812,000
National Fuel Gas Co 4.900% due 12/01/21	2,000,000	2,107,810
Pacific Gas & Electric Co
5.800% due 03/01/37	130,000	162,419
6.050% due 03/01/34	750,000	946,311
Progress Energy Inc 4.400% due 01/15/21	60,000	62,931
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	221,107

		8,023,935

Total Corporate Bonds & Notes (Cost $220,348,927)		227,185,585

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

SENIOR LOAN NOTES - 3.9%

Communications - 0.8%

CenturyLink Inc Term B 4.319% (LIBOR + 2.750%) due 01/31/25 §	$595,000	$575,131
Charter Communications Operating LLC Term B due 04/30/25 ¥	864,966	866,587
CSC Holdings LLC 3.741% (LIBOR + 2.250%) due 07/17/25 §	366,579	365,571
Level 3 Parent LLC Term B 3.696% (LIBOR + 2.250%) due 02/22/24 §	710,000	710,888
SFR Group SA Term B-12 (France) 4.349% (LIBOR + 3.000%) due 01/31/26 §	521,000	504,230
Sinclair Television Group Inc Term B due 12/12/24 ¥	350,000	350,107
Sprint Communications Inc Term B 4.125% (LIBOR + 2.500%) due 02/02/24 §	71,819	71,871
Univision Communications Inc Term C-5 4.319% (LIBOR + 2.750%) due 03/15/24 §	711,408	710,119
UPC Financing Partnership Term AR 3.977% (LIBOR + 2.500%) due 01/15/26 §	560,000	560,403
Virgin Media Bristol LLC Term K due 01/15/26 ¥	458,463	459,036
Ziggo Secured Finance Partnership Term E (Netherlands) 3.977% (LIBOR + 2.500%) due 04/27/25 §	159,750	158,709

		5,332,652

Consumer, Cyclical - 1.4%

American Airlines Inc Term B
3.477% (LIBOR + 2.000%) due 12/14/23 §	79,200	79,280
3.552% (LIBOR + 2.000%) due 06/27/20 §	634,329	636,311
American Axle & Manufacturing Inc Term B 3.713% (LIBOR + 2.250%) due 04/06/24 §	67,828	68,065
American Builders & Contractors Supply Co Inc Term B-1 4.069% (LIBOR + 2.500%) due 10/31/23 §	705,722	709,729
Aristocrat International Pty Ltd Term B (Australia) 3.363% (LIBOR + 2.000%) due 10/20/21 §	443,925	444,827
Beacon Roofing Supply Inc Term B due 01/02/25 ¥	570,000	572,392
Boyd Gaming Corp Term B 3.975% (LIBOR + 2.500%) due 09/15/23 §	260,026	261,793
Caesars Resort Collection LLC Term B due 12/22/24 ¥	177,500	178,454
CityCenter Holdings LLC Term B 4.069% (LIBOR + 2.500%) due 04/18/24 §	63,740	64,108
CWGS Group LLC Term B 4.392% (LIBOR + 3.000%) due 11/08/23 §	425,700	429,026
Golden Nugget Inc 4.656% (LIBOR + 2.750%) due 10/04/23 § ¥	702,341	708,424

	Principal Amount	Value

Hilton Worldwide Finance LLC Term B-2 3.552% (LIBOR + 2.000%) due 10/25/23 §	$703,462	$707,778
Lions Gate Entertainment Corp Term B 3.819% (LIBOR + 2.250%) due 12/08/23 §	114,469	114,898
Michaels Stores Inc Term B-1 4.288% (LIBOR + 2.750%) due 01/28/23 §	1,249,311	1,251,394
New Red Finance Inc Term B (Canada) 3.868% (LIBOR + 2.250%) due 02/17/24 §	704,643	705,414
Party City Holdings Inc Term B 4.462% (LIBOR + 3.000%) due 08/19/22 §	510,027	512,541
Petco Animal Supplies Inc Term B-1 4.380% (LIBOR + 3.000%) due 01/26/23 §	905,251	689,122
PetSmart Inc Term B 4.570% (LIBOR + 3.000%) due 03/10/22 §	582,984	469,849
Scientific Games International Inc Term B-4 4.704% (LIBOR + 3.250%) due 08/14/24 §	220,400	222,604
Staples Inc 5.488% (LIBOR + 4.000%) due 09/12/24 §	244,191	239,398
Station Casinos LLC Term B 4.060% (LIBOR + 2.500%) due 06/08/23 §	478,334	479,859

		9,545,266

Consumer, Non-Cyclical - 0.7%

Air Medical Group Holdings Inc Term B 4.943% (LIBOR + 3.500%) due 04/28/22 §	551,515	549,989
Albertson’s LLC
Term B-4 4.319% (LIBOR + 2.750%) due 08/25/21 §	304,361	298,768
Term B-6 4.462% (LIBOR + 3.000%) due 06/22/23 §	218,552	214,427
Catalent Pharma Solutions Inc Term B 3.819% (LIBOR + 2.250%) due 05/20/24 §	336,987	338,883
Change Healthcare Holdings LLC Term B 4.319% (LIBOR + 2.750%) due 03/01/24 §	244,689	245,358
HCA Inc Term B-8 3.819% (LIBOR + 2.250%) due 02/15/24 §	542,530	546,599
Jaguar Holding Co II 4.384% (LIBOR + 2.750%) due 08/18/22 §	709,972	712,147
MPH Acquisition Holdings LLC Term B 4.693% (LIBOR + 3.000%) due 06/07/23 §	685,200	687,395
Post Holdings Inc Term B 3.820% (LIBOR + 2.250%) due 05/24/24 §	341,672	343,237
Prime Security Services Borrower LLC Term B 4.319% (LIBOR + 2.750%) due 05/02/22 §	705,531	711,389
Trans Union LLC Term B-3 3.569% (LIBOR + 2.000%) due 04/09/23 §	573,563	576,538

		5,224,730

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Financial - 0.2%

Flying Fortress Holdings LLC Term B (Ireland) 3.693% (LIBOR + 2.000%) due 11/02/22 §	$500,000	$503,438
MGM Growth Properties Operating Partnership LP REIT Term B 3.819% (LIBOR + 2.250%) due 04/25/23 §	663,295	666,730
RPI Finance Trust Term B-6 3.693% (LIBOR + 2.000%) due 03/27/23 §	643,818	647,152

		1,817,320

Industrial - 0.5%

Avolon (US) LLC Term B-2 (Ireland) 3.751% (LIBOR + 2.250%) due 04/03/22 §	708,221	703,886
Berry Global Inc Term M 3.765% (LIBOR + 2.250%) due 10/01/22 §	637,270	640,456
Term N due 01/19/24 ¥	75,000	75,406
Quikrete Holdings Inc Term B due 11/15/23 ¥	203,540	204,204
Reynolds Group Holdings Inc Term B 4.319% (LIBOR + 3.000%) due 02/05/23 §	697,381	701,583
XPO Logistics Inc Term B 3.599% (LIBOR + 2.250%) due 11/01/21 §	576,896	581,090
Zebra Technologies Corp Term B 3.371% (LIBOR + 2.000%) due 10/27/21 §	367,835	370,049

		3,276,674

Technology - 0.2%

Dell International LLC Term B 3.570% (LIBOR + 2.000%) due 09/07/23 §	350,000	350,203
First Data Corp 3.802% (LIBOR + 2.250%) due 04/26/24 §	698,263	699,511
ON Semiconductor Corp Term B due 03/31/23 ¥	113,600	114,275

		1,163,989

Utilities - 0.1%

Energy Future Intermediate Holding Co LLC 4.567% (LIBOR + 3.000%) due 06/28/18 §	710,000	712,485

Total Senior Loan Notes (Cost $27,420,533)		27,073,116

MORTGAGE-BACKED SECURITIES - 40.5%

Collateralized Mortgage Obligations - Commercial - 4.3%

BAMLL Re-REMIC Trust 5.814% due 08/10/45 § ~	1,812,145	1,419,884
Banc of America Commercial Mortgage Trust 5.723% due 04/10/49 §	379,135	288,525
BANK 4.372% due 05/15/50 §	470,000	482,266
BBCCRE Trust 4.563% due 08/10/33 § ~	320,000	267,684
BX Trust 2.397% (LIBOR + 0.920%) due 07/15/34 § ~	800,000	802,501

	Principal Amount	Value

CD Commercial Mortgage Trust 5.398% due 12/11/49 §	$5,576	$3,396
Chicago Skyscraper Trust 2.277% (LIBOR + 0.800%) due 02/15/30 § ~	480,000	481,235
CHT Trust 2.310% (LIBOR + 0.930%) due 11/15/36 § ~	520,000	521,048
Citigroup Commercial Mortgage Trust
3.110% due 04/10/48 ~	150,000	113,749
3.172% due 09/10/58	350,000	277,135
3.251% due 05/10/35 ~	500,000	509,560
4.017% due 10/10/47	270,000	280,673
Commercial Mortgage Trust
4.239% due 11/10/47 §	160,000	165,505
4.352% due 02/10/48 §	90,000	87,417
Core Industrial Trust 3.849% due 02/10/34 § ~	400,000	402,709
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	120,888	102,295
CSAIL Commercial Mortgage Trust 4.298% due 04/15/50 §	1,060,000	1,087,284
CSMC Trust
2.761% due 04/05/33 ~	480,000	481,481
3.953% due 09/15/37 ~	400,000	413,607
4.373% due 09/15/37 ~	900,000	784,351
5.977% (LIBOR + 4.500%) due 03/15/28 § ~	390,000	391,688
DBUBS Mortgage Trust 5.340% due 08/10/44 § ~	260,000	278,032
Fannie Mae
2.499% due 09/25/26	430,000	419,487
2.712% due 06/25/25 §	70,000	69,800
3.136% due 11/25/27 §	200,000	202,448
Fannie Mae (IO) 0.371% due 10/25/24 §	11,446,225	242,524
FORT CRE LLC 3.052% (LIBOR + 1.500%) due 05/21/36 § ~	199,228	199,324
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.518% due 08/25/19 §	22,122,932	108,540
Freddie Mac Structured Pass-Through Certificates (IO) 3.089% due 11/25/27	200,000	201,906
GE Commercial Mortgage Co 5.677% due 12/10/49 §	200,000	105,102
Government National Mortgage Association (IO)
0.467% due 01/16/53 §	12,724,255	421,379
0.651% due 04/16/47 §	4,997,434	201,570
GRACE Mortgage Trust 3.520% due 06/10/28 ~	600,000	609,152
GS Mortgage Securities Trust
3.203% due 02/10/29 ~	400,000	404,208
4.422% due 11/10/48 §	720,000	737,171
5.622% due 11/10/39	137,594	129,815
Hudson Yards Mortgage Trust 2.835% due 08/10/38 ~	540,000	528,549
JP Morgan Chase Commercial Mortgage Securities Trust
2.870% due 08/15/49	700,000	689,326
3.757% (LIBOR + 2.280%) due 11/15/31 § ~	490,000	488,689
3.827% (LIBOR + 2.350%) due 08/15/27 § ~	210,000	210,213
4.572% due 07/15/47 §	380,000	382,638
5.027% (LIBOR + 3.550%) due 08/15/27 § ~	120,000	120,230
5.411% due 05/15/47	1,760,000	1,172,472
5.438% due 01/15/49 ~	470,000	113,279

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

5.502% due 06/12/47 §	$590,000	$490,744
5.888% due 02/12/49 §	1,090,000	825,035
JPMBB Commercial Mortgage Securities Trust
3.364% due 09/15/47 § ~	680,000	426,060
4.618% due 08/15/48 §	550,000	569,083
LSTAR Commercial Mortgage Trust
2.729% due 04/20/48 § ~	665,150	663,666
3.113% due 04/20/48 § ~	850,000	852,189
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	85,521	66,355
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/48	1,000,000	1,015,344
3.720% due 12/15/49	550,000	576,737
Morgan Stanley Capital I Trust
2.782% due 08/15/49	540,000	527,750
3.402% due 07/13/29 § ~	600,000	611,766
3.446% due 07/13/29 § ~	700,000	709,596
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	349,139	345,893
Wells Fargo Commercial Mortgage Trust
2.652% due 08/15/49	2,670,000	2,592,188
3.184% due 04/15/50	340,000	344,059
3.848% due 05/15/48 §	380,000	375,412
4.291% due 07/15/46 §	290,000	307,491
Wells Fargo Commercial Mortgage Trust (IO) 1.285% due 03/15/50 §	4,768,145	442,514
WFRBS Commercial Mortgage Trust 3.692% due 11/15/47 ~	770,000	533,884
WFRBS Commercial Mortgage Trust (IO) 1.360% due 03/15/44 § ~	5,059,820	156,393

		29,832,006

Collateralized Mortgage Obligations - Residential - 6.7%

Alternative Loan Trust
1.722% (LIBOR + 0.170%) due 07/25/46 §	592,236	570,300
1.762% (LIBOR + 0.210%) due 05/25/35 §	341,015	326,717
2.563% (US FED + 1.500%) due 09/25/35 §	362,142	355,624
3.440% due 06/25/37 §	150,672	130,209
American Home Mortgage Investment Trust 6.200% due 06/25/36 §	1,395,085	552,003
Banc of America Funding Corp 1.518% due 03/27/36 § ~	2,464,619	1,549,472
Banc of America Funding Trust
1.785% due 09/29/36 § ~	3,377,771	1,595,084
3.152% (LIBOR + 1.500%) due 09/26/45 § ~	2,760,000	2,081,330
3.413% due 05/25/35 §	33,494	35,117
BCAP LLC Trust
1.729% due 03/28/37 § ~	2,029,937	2,005,156
3.296% due 08/26/35 § ~	2,388,961	2,006,409
4.996% due 03/26/37 § ~	52,372	51,575
Bear Stearns Adjustable Rate Mortgage Trust
3.385% due 08/25/33 §	42,836	42,907
3.678% due 10/25/36 §	14,340	13,883
3.682% due 01/25/35 §	520,151	517,990
Bear Stearns ALT-A Trust
3.490% due 11/25/36 §	63,599	54,729
3.522% due 05/25/35 §	26,327	26,572
Chase Mortgage Finance Trust
3.541% due 09/25/36 §	101,635	99,925
3.664% due 02/25/37 §	362,235	366,001
ChaseFlex Trust 1.702% (LIBOR + 0.150%) due 08/25/37 §	547,095	534,564

	Principal Amount	Value

Chevy Chase Funding LLC
1.722% due 05/25/35 § ~	$1,088,479	$817,714
1.802% (LIBOR + 0.250%) due 08/25/35 § ~	26,829	26,381
Citigroup Mortgage Loan Trust Inc
3.180% (UST + 2.150%) due 09/25/35 §	17,280	17,492
3.240% due 06/27/37 § ~	2,000,000	1,705,068
COLT Mortgage Loan Trust 3.000% due 05/25/46 ~	257,131	261,667
Countrywide Home Loan Mortgage Pass-Through Trust 2.192% (LIBOR + 0.640%) due 03/25/35 §	12,351	12,190
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	59,963	51,579
Downey Saving & Loan Association Mortgage Loan Trust 1.675% (LIBOR + 0.180%) due 04/19/47 §	121,480	102,304
Eurosail-UK PLC (United Kingdom)
1.470% (GBP LIBOR + 0.950%) due 06/13/45 § ~	GBP 968,416	1,300,022
Fannie Mae
1.811% (LIBOR + 0.450%) due 09/25/46 §	$1,156,749	1,160,469
2.875% (US PRIME - 1.625%) due 11/25/23 §	109,778	111,580
5.500% due 04/25/35	435,079	490,057
Fannie Mae (IO)
3.000% due 02/25/33	718,352	87,608
4.000% due 03/25/43 - 04/25/43	2,566,542	439,805
4.448% (6.000% - LIBOR) due 11/25/45 §	2,192,656	434,189
4.548% (6.100% - LIBOR) due 09/25/46 §	1,449,711	223,368
Fannie Mae Connecticut Avenue Securities
5.802% (LIBOR + 4.250%) due 01/25/29 §	1,550,000	1,757,900
6.452% (LIBOR + 4.900%) due 11/25/24 §	1,882,035	2,154,492
Freddie Mac 8.000% due 04/15/30	98,171	115,262
Freddie Mac (IO)
3.500% due 04/15/43	1,212,239	190,970
4.000% due 04/15/43	521,160	65,769
4.541% (6.100% - LIBOR) due 08/15/44 §	356,544	70,351
Freddie Mac Structured Agency Credit Risk Debt Notes
5.552% (LIBOR + 4.000%) due 08/25/24 §	501,373	548,958
5.652% (LIBOR + 4.100%) due 08/25/24 §	760,000	841,900
6.302% (LIBOR + 4.750%) due 10/25/24 §	1,140,000	1,261,800
Government National Mortgage Association
1.843% (LIBOR + 0.600%) due 07/20/65 §	748,881	749,317
2.043% (LIBOR + 0.800%) due 06/20/66 - 07/20/66 §	2,012,456	2,032,737
2.550% (LIBOR + 0.750%) due 04/20/67 §	788,476	812,893
4.246% due 09/20/66 §	963,958	1,061,142
Government National Mortgage Association (IO)
4.000% due 11/20/44	1,315,835	245,392
4.500% due 11/16/45	450,585	91,470
4.609% (6.100% - LIBOR) due 10/16/46 §	267,053	55,747

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

4.649% (6.150% - LIBOR) due 02/20/46 §	$1,925,318	$380,659
Great Hall Mortgages PLC (United Kingdom) 1.730% (LIBOR + 0.130%) due 06/18/39 § ~	377,272	369,817
GSR Mortgage Loan Trust
6.000% due 11/25/35	895,781	802,712
6.000% due 07/25/37	496,957	460,620
HarborView Mortgage Loan Trust
1.665% (LIBOR + 0.170%) due 12/19/36 §	278,056	252,697
1.712% (LIBOR + 0.160%) due 05/25/38 §	436,441	379,154
1.935% (LIBOR + 0.440%) due 05/19/35 §	400,389	386,936
3.665% due 02/25/36 §	101,223	79,175
3.708% due 08/19/36 §	207,183	190,520
JP Morgan Mortgage Trust
3.526% due 07/25/35 §	71,822	72,166
5.750% due 01/25/36	18,421	15,834
Ludgate Funding PLC (United Kingdom) 0.679% (GBP LIBOR + 0.160%) due 01/01/61 §	GBP 571,224	742,641
Merrill Lynch Mortgage Investors Trust 3.303% due 11/25/35 §	$550,037	554,607
Morgan Stanley Resecuritization Trust 1.712% (US FED + 0.710%) due 12/26/46 § ~	1,721,264	1,244,557
New Residential Mortgage Loan Trust 4.000% due 04/25/57 § ~	993,002	1,027,424
Nomura Resecuritization Trust
1.468% (LIBOR + 0.306%) due 10/26/36 § ~	3,270,003	2,645,154
8.474% due 06/26/35 § ~	1,918,975	1,884,581
Prime Mortgage Trust 5.500% due 05/25/35 ~	1,722,373	1,271,520
RBSSP Resecuritization Trust 3.436% due 12/25/35 § ~	225,325	230,521
Reperforming Loan REMIC Trust
1.892% (LIBOR + 0.340%) due 06/25/35 § ~	42,957	39,972
1.892% (LIBOR + 0.340%) due 01/25/36 § ~	254,150	242,210
WaMu Mortgage Pass - Through Certificates Trust
2.463% (US FED + 1.400%) due 08/25/42 §	2,063	2,003
3.229% due 02/25/37 §	195,180	188,123
Wells Fargo Mortgage-Backed Securities Trust
3.326% due 04/25/35 §	499,601	507,976
3.425% due 12/25/34 §	25,527	26,008
3.545% due 03/25/36 §	199,705	197,453
3.568% due 04/25/36 §	21,514	21,803

		46,430,003

Fannie Mae - 18.2%

2.263% (US FED + 1.200%) due 10/01/44 §	17,500	17,807
2.310% due 08/01/22	500,000	496,829
2.810% due 04/01/25	30,000	30,244
3.000% due 09/01/21 - 02/01/48	41,643,876	41,791,239
3.168% (UST + 2.043%) due 09/01/35 §	48,309	50,753
3.391% (LIBOR + 1.641%) due 11/01/32 §	46,015	48,419
3.487% (LIBOR + 1.737%) due 12/01/35 §	8,156	8,310
3.500% due 09/01/42 - 03/01/57	45,814,524	47,063,118
3.547% (UST + 2.360%) due 11/01/34 §	47,534	50,352
4.000% due 08/01/18 - 03/01/48	19,600,242	20,585,276

	Principal Amount	Value

4.284% (US FED + 1.926%) due 12/01/36 §	$4,680	$4,950
4.500% due 04/01/19 - 02/01/45	8,904,872	9,611,901
5.000% due 02/01/25 - 01/01/48	3,519,062	3,805,571
5.500% due 12/01/20 - 08/01/39	1,961,678	2,152,315
6.000% due 02/01/33 - 06/01/40	325,193	366,840

		126,083,924

Freddie Mac - 7.6%

3.000% due 01/01/47 - 01/01/48	17,452,532	17,472,425
3.010% (UST + 2.250%) due 04/01/32 §	12,677	13,261
3.099% (LIBOR + 1.345%) due 09/01/35 §	8,204	8,494
3.489% (UST + 2.250%) due 11/01/31 §	3,453	3,633
3.500% due 10/01/42 - 02/01/48	9,037,097	9,287,656
3.541% (LIBOR + 1.721%) due 06/01/35 §	74,591	78,542
3.620% (LIBOR + 1.870%) due 09/01/35 §	49,788	52,648
4.000% due 12/01/42 - 02/01/48	11,877,300	12,433,313
4.500% due 11/01/44 - 07/01/47	12,089,835	12,867,377
5.500% due 03/01/23 - 05/01/40	745,760	823,889
6.000% due 12/01/22 - 03/01/23	20,447	22,859

		53,064,097

Government National Mortgage Association - 3.7%

3.000% due 11/20/47 - 01/20/48	7,893,754	7,966,873
3.500% due 10/20/47 - 01/20/48	10,596,307	10,965,059
4.000% due 08/20/47 - 02/20/48	6,350,340	6,635,782
5.000% due 10/15/38 - 04/15/39	192,629	208,894

		25,776,608

Total Mortgage-Backed Securities (Cost $281,638,438)		281,186,638

ASSET-BACKED SECURITIES - 6.9%

AccessLex Institute 1.427% (LIBOR + 0.060%) due 01/25/23 §	2,098,665	2,065,583
Aegis Asset Backed Securities Trust 2.452% (LIBOR + 0.900%) due 10/25/34 §	881,402	888,552
Ameriquest Mortgage Securities Trust 2.182% (LIBOR + 0.630%) due 01/25/36 §	2,010,000	1,808,662
Argent Securities Inc
2.372% (LIBOR + 0.820%) due 02/25/34 §	792,056	763,703
2.677% (LIBOR + 1.125%) due 11/25/34 §	469,638	462,271
Asset-Backed Funding Certificates Trust 2.252% (LIBOR + 0.700%) due 06/25/34 §	69,277	67,845
Basic Asset Backed Securities Trust 1.862% (LIBOR + 0.310%) due 04/25/36 §	692,944	669,058
Bear Stearns Asset Backed Securities I Trust
1.752% (LIBOR + 0.200%) due 12/25/36 §	268,473	268,217
1.792% (LIBOR + 0.240%) due 12/25/36 §	1,322,113	1,004,652
1.802% (LIBOR + 0.250%) due 08/25/36 §	6,605,260	4,793,741
2.557% (LIBOR + 1.005%) due 06/25/35 §	300,000	300,246
Bravo Mortgage Asset Trust 1.792% (LIBOR + 0.240%) due 07/25/36 § ~	720,528	720,001

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Business Loan Express Business Loan Trust 1.982% (LIBOR + 0.430%) due 02/25/31 § ~	$163,026	$157,381
Carlyle Global Market Strategies CLO Ltd (Cayman) 2.525% (LIBOR + 1.150%) due 07/27/26 § ~	800,000	802,652
Cent CLO 21 Ltd (Cayman) 2.585% (LIBOR + 1.210%) due 07/27/26 § ~	800,000	803,200
Chapel BV (Netherlands) 0.331% (EUR LIBOR + 0.660%) due 11/17/64 §	EUR 52,770	63,459
CIT Mortgage Loan Trust 2.902% (LIBOR + 1.350%) due 10/25/37 § ~	$714,853	720,175
Citigroup Mortgage Loan Trust
1.722% (LIBOR + 0.170%) due 05/25/37 §	222,999	221,663
2.002% (LIBOR + 0.450%) due 11/25/45 § ~	651,207	643,852
Community Funding CLO (Cayman) 5.750% due 11/01/27 § ~	660,000	666,857
Countrywide Asset-Backed Certificates
1.682% (LIBOR + 0.130%) due 04/25/46 §	618,266	508,347
1.902% (LIBOR + 0.350%) due 05/25/46 § ~	37,742	37,837
1.952% (LIBOR + 0.400%) due 06/25/36 §	500,000	490,724
DT Auto Owner Trust 1.560% due 06/15/20 ~	275,469	275,250
First Franklin Mortgage Loan Trust 2.212% (LIBOR + 0.660%) due 05/25/36 §	863,861	863,903
Flagship CLO VIII Ltd (Cayman) 2.609% (LIBOR + 1.250%) due 01/16/26 § ~	900,000	905,589
GSAA Home Equity Trust
1.652% (LIBOR + 0.100%) due 03/25/37 §	553,131	294,387
6.000% due 08/25/47	691,910	641,834
Home Equity Asset Trust 2.452% (LIBOR + 0.900%) due 11/25/34 §	661,750	670,625
JMP Credit Advisors CLO III Ltd (Cayman) 2.593% (LIBOR + 1.240%) due 10/17/25 § ~	800,000	804,405
Lockwood Grove CLO Ltd (Cayman) 2.837% (LIBOR + 1.470%) due 04/25/25 § ~	1,100,000	1,108,371
Long Beach Mortgage Loan Trust
1.702% (LIBOR + 0.150%) due 09/25/36 §	200,697	140,641
1.707% (LIBOR + 0.155%) due 08/25/36 §	729,800	496,413
1.852% (LIBOR + 0.300%) due 02/25/36 §	1,294,373	925,829
Malin CLO BV (Netherlands) 0.321% due 05/07/23 ~	EUR 12,339	14,801
Mastr Asset Backed Securities Trust 1.772% (LIBOR + 0.220%) due 10/25/36 §	$704,502	328,101
Merrill Lynch Mortgage Investors Trust 1.488% (LIBOR + 0.160%) due 04/25/37 §	486,243	308,825

	Principal Amount	Value

Morgan Stanley Home Equity Loan Trust
1.652% (LIBOR + 0.100%) due 12/25/36 §	$1,117,420	$688,693
1.692% (LIBOR + 0.140%) due 12/25/36 §	882,029	546,328
1.722% (LIBOR + 0.170%) due 04/25/37 §	1,086,438	672,013
Navient Student Loan Trust 2.602% (LIBOR + 1.050%) due 07/26/66 § ~	450,000	462,639
Oaktree CLO Ltd (Cayman) 2.583% (LIBOR + 1.220%) due 10/20/26 § ~	800,000	803,002
OneMain Financial Issuance Trust 3.190% due 03/18/26 ~	1,300,000	1,308,265
Option One Mortgage Loan Trust 1.682% (LIBOR + 0.130%) due 07/25/37 §	1,072,520	749,528
OZLM Funding V Ltd (Cayman) 2.483% (LIBOR + 1.130%) due 01/17/26 § ~	800,000	803,876
OZLM IX Ltd (Cayman) 2.583% (LIBOR + 1.220%) due 01/20/27 § ~	900,000	904,896
Regatta V Funding Ltd (Cayman) 2.527% (LIBOR + 1.160%) due 10/25/26 § ~	800,000	802,327
Residential Asset Securities 2.202% (LIBOR + 0.650%) due 09/25/35 §	1,100,000	1,061,230
SBA Small Business Investment Cos 2.517% due 03/10/25	103,519	103,911
Securitized Asset-Backed Receivables LLC Trust
1.682% (LIBOR + 0.130%) due 05/25/37 §	87,834	68,418
1.692% (LIBOR + 0.140%) due 05/25/36 §	192,777	116,126
Securitized Term Auto Receivables Trust (Canada) 1.510% due 04/25/19 ~	485,195	484,574
SLM Student Loan Trust
1.477% (LIBOR + 0.110%) due 07/26/21 §	1,123,993	1,111,097
1.477% (LIBOR + 0.110%) due 10/27/25 §	198,642	198,532
1.925% (LIBOR + 0.400%) due 03/25/25 §	987,953	977,755
2.467% (LIBOR + 1.100%) due 07/25/23 §	540,000	547,640
SMB Private Education Loan Trust
2.627% (LIBOR + 1.150%) due 05/15/26 § ~	1,441,198	1,460,546
2.977% (LIBOR + 1.500%) due 04/15/32 § ~	550,000	566,272
3.050% due 05/15/26 ~	1,325,903	1,342,482
Structured Asset Investment Loan Trust
2.287% (LIBOR + 0.735%) due 08/25/35 §	726,656	729,278
Structured Asset Securities Corp Mortgage Loan Trust 2.002% (LIBOR + 0.450%) due 05/25/37 § ~	1,000,000	942,618
Symphony CLO XV Ltd (Cayman) 2.533% (LIBOR + 1.180%) due 10/17/26 § ~	800,000	803,923
THL Credit Wind River CLO Ltd (Cayman)
2.534% (LIBOR + 1.180%) due 04/18/26 § ~	800,000	802,832
2.809% (LIBOR + 1.450%) due 07/15/26 § ~	600,000	604,170

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Towd Point Mortgage Trust 2.750% due 06/25/57 § ~	$1,095,078	$1,093,159
United States Small Business Administration 2.780% due 12/01/37	100,000	100,714
VOLT LXII LLC 3.125% due 09/25/47 § ~	576,736	577,821

Total Asset-Backed Securities (Cost $43,473,256)		48,142,317

U.S. GOVERNMENT AGENCY ISSUES - 0.7%

Fannie Mae
2.173% due 10/09/19	2,680,000	2,581,490
6.625% due 11/15/30	1,500,000	2,111,711

Total U.S. Government Agency Issues (Cost $4,660,350)		4,693,201

U.S. TREASURY OBLIGATIONS - 14.1%

U.S. Treasury Bonds - 6.7%

2.250% due 08/15/46	1,100,000	991,169
2.500% due 02/15/45	800,000	761,988
2.750% due 08/15/47	60,000	60,020
2.875% due 05/15/43	4,700,000	4,828,787
3.000% due 05/15/42	3,000,000	3,155,175
3.000% due 02/15/47	10,620,000	11,158,823
3.125% due 02/15/43	3,500,000	3,757,143
3.625% due 08/15/43	11,200,000	13,061,314
3.750% due 11/15/43	5,820,000	6,928,951
4.250% due 05/15/39	200,000	252,639
4.375% due 05/15/40	1,000,000	1,288,561
4.625% due 02/15/40	400,000	531,583

		46,776,153

U.S. Treasury Inflation Protected Securities - 2.2%

0.125% due 04/15/22 ^	6,572,405	6,529,577
0.125% due 07/15/26 ^	2,233,017	2,184,189
0.375% due 07/15/27 ^	605,016	602,417
0.625% due 02/15/43 ^	2,489,035	2,442,390
0.750% due 02/15/42 ^	927,877	939,447
0.750% due 02/15/45 ^	743,711	749,456
0.875% due 02/15/47 ^	756,154	787,830
1.375% due 02/15/44 ^	645,606	747,281
2.125% due 02/15/41 ^	214,008	281,074

		15,263,661

U.S. Treasury Notes - 5.2%

1.625% due 04/30/23	90,000	87,254
1.625% due 05/31/23	2,000,000	1,937,319
1.875% due 07/31/22 ‡	1,700,000	1,677,010
1.875% due 08/31/22	9,000,000	8,873,827
2.000% due 10/31/22	1,020,000	1,011,123
2.125% due 09/30/24	5,800,000	5,726,588
2.125% due 11/30/24	2,390,000	2,358,383
2.250% due 01/31/24	2,000,000	1,995,545
2.250% due 12/31/24	950,000	944,758
2.250% due 02/15/27 ‡	600,000	592,053
2.250% due 08/15/27	7,800,000	7,689,103
2.250% due 11/15/27	140,000	138,003
2.375% due 05/15/27 ‡	2,300,000	2,293,098
2.750% due 02/15/24 ‡	400,000	410,482

		35,734,546

Total U.S. Treasury Obligations (Cost $99,775,180)		97,774,360

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 5.9%

Abu Dhabi Government International Bond (United Arab Emirates) 2.500% due 10/11/22 ~	$600,000	$589,062
Argentina POM Politica Monetaria (Argentina) 28.200% (ARS Reference + 0.000%) due 06/21/20 §	ARS 1,230,000	69,383
Argentine Bonos del Tesoro (Argentina)
18.200% due 10/03/21	15,570,000	855,510
21.200% due 09/19/18	260,000	13,262
Argentine Republic Government International (Argentina)
5.625% due 01/26/22	$1,130,000	1,194,975
6.875% due 04/22/21	420,000	458,168
7.125% due 07/06/36	460,000	499,560
7.500% due 04/22/26	150,000	170,048
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	BRL 13,338,000	4,144,821
10.000% due 01/01/23	7,390,000	2,259,776
10.000% due 01/01/27	786,000	235,262
Brazilian Government International (Brazil)
5.000% due 01/27/45	$200,000	186,900
5.625% due 01/07/41	1,000,000	1,024,000
China Government (China)
3.310% due 11/30/25	CNY 3,000,000	433,142
3.380% due 11/21/24	7,000,000	1,017,703
3.390% due 05/21/25	1,000,000	145,687
Colombia Government (Colombia) 5.625% due 02/26/44	$650,000	745,875
Indonesia Government (Indonesia)
3.500% due 01/11/28	200,000	199,814
3.750% due 04/25/22	750,000	773,617
4.350% due 01/11/48	200,000	203,406
4.875% due 05/05/21	500,000	534,190
5.125% due 01/15/45 ~	200,000	221,436
5.250% due 01/08/47 ~	200,000	226,492
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	700,000	690,520
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 286,905,654	2,697,817
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	$670,000	681,669
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 66,710,000	3,250,970
7.750% due 11/23/34	20,610,000	1,048,733
7.750% due 11/13/42	73,690,000	3,729,004
8.000% due 11/07/47	19,030,000	988,577
10.000% due 12/05/24	25,400,000	1,457,382
Nigeria Government International Bond (Nigeria) 6.500% due 11/28/27 ~	$200,000	209,056
Peru Government Bond (Peru) 6.150% due 08/12/32 ~	PEN 6,100,000	2,010,603
Peruvian Government International (Peru)
5.625% due 11/18/50	$450,000	578,475
6.550% due 03/14/37	40,000	54,300
Province of Ontario (Canada)
1.650% due 09/27/19	200,000	198,279
3.150% due 06/02/22	CAD 900,000	744,974
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	618,727
Republic of Poland Government International (Poland) 4.000% due 01/22/24	1,230,000	1,313,874

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Russian Federal (Russia)
7.000% due 08/16/23	RUB 37,760,000	$655,271
7.050% due 01/19/28	113,222,000	1,911,345
7.750% due 09/16/26	11,420,000	203,747
8.150% due 02/03/27	21,200,000	387,523
Tokyo Metropolitan Government (Japan) 2.500% due 06/08/22 ~	$1,000,000	992,066

Total Foreign Government Bonds & Notes (Cost $43,440,080)		40,625,001

MUNICIPAL BONDS - 0.8%

Alabama Economic Settlement Authority 3.163% due 09/15/25	1,000,000	1,011,960
City of Chicago IL ‘B’
5.630% due 01/01/22	400,000	406,388
7.750% due 01/01/42	400,000	444,764
New Jersey Economic Development Authority ‘B’ 2.508% due 02/15/19	1,900,000	1,849,213
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	730,000	712,049
University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,433,887

Total Municipal Bonds (Cost $5,570,291)		5,858,261

SHORT-TERM INVESTMENTS - 15.1%

Certificates Of Deposit - 0.5%

Barclays Bank PLC (United Kingdom)
1.892% (LIBOR + 0.470%) due 05/17/18 §	2,500,000	2,502,863
1.940% due 09/04/18	600,000	600,071

		3,102,934

Commercial Paper - 0.8%

Electricite De France 2.406% due 01/05/18	1,500,000	1,499,511
Glencore Funding LLC
2.047% due 01/22/18	600,000	599,268
2.074% due 01/17/18	700,000	699,331
HP Enterprise Corp 2.190% due 01/04/18	600,000	599,858
HP Inc 1.614% due 01/29/18	700,000	699,110
ING (US) Funding 0.040% due 07/23/18	900,000	899,800
Southern Co Gas Capital 1.912% due 01/29/18	600,000	599,098

		5,595,976

	Principal Amount	Value

Foreign Government Issues - 4.3%

France Treasury Bill BTF (France) (0.736)% due 01/31/18 ~	EUR 500,000	$600,300
Japan Treasury Bills (Japan)
0.077% due 01/10/18	JPY 290,000,000	2,573,828
0.131% due 01/29/18	380,000,000	3,372,882
0.134% due 02/05/18	90,000,000	798,863
0.137% due 02/13/18	1,502,000,000	13,332,574
0.137% due 02/13/18	38,000,000	337,309
0.139% due 02/26/18	550,000,000	4,882,360
0.140% due 03/05/18	110,000,000	976,499
0.143% due 03/26/18	30,000,000	266,341
Royal Bank of Canada (Canada)
1.842% due 01/05/18	$800,000	636,277
2.214% due 01/03/18	800,000	636,321
United Kingdom Treasury Bills (United Kingdom)
0.208% due 01/22/18	GBP 400,000	539,991
0.215% due 01/29/18	600,000	809,950

		29,763,495

	Shares
Money Market Fund - 8.3%

BlackRock Liquidity Funds T-Fund Portfolio	57,704,773	57,704,773

	Principal Amount
Repurchase Agreement - 1.2%

Barclays Capital Inc 1.510% due 01/02/18 (Dated 12/29/17, repurchase price of $8,601,443; collateralized by a US Treasury Security: 1.63% due 04/30/23 and value $8,747,199)	$8,600,000	8,600,000

Total Short-Term Investments (Cost $104,585,594)		104,767,178

TOTAL INVESTMENTS - 120.6% (Cost $830,912,649)		837,305,657

DERIVATIVES - (0.3%)
(See Notes (d) through (h) in Notes to Schedule of Investments)		(1,567,643)

OTHER ASSETS & LIABILITIES, NET - (20.3%)		(141,687,171)

NET ASSETS - 100.0%		$694,050,843

Notes to Schedule of Investments

(a)	As of December 31, 2017, $4,600,399 in cash and investments with a total aggregate value of $3,978,496 were fully or partially segregated with the broker(s)/custodian as collateral for a reverse repurchase agreement, open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(b)	The average amount of borrowings by the Fund on reverse repurchase agreements outstanding during the nine-month period ended December 31, 2017 was $7,260,389 at a weighted average interest rate of 0.697%. The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedule of Investments) outstanding during the nine-month period ended December 31, 2017 was $10,638,193 at a weighted average interest rate of 1.065%.

(c)	A reverse repurchase agreement outstanding as of December 31, 2017 was as follows:

Counter- party	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
DUB	U S Treasury Note 2.375% due 05/15/27	1.700%	12/28/17	01/05/18	($1,398,712)	$1,398,250	($1,398,250)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

(d)	Open futures contracts outstanding as of December 31, 2017 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CAD FX	03/18	65	$5,064,044	$5,193,500	$129,456
EUR FX	03/18	27	4,005,721	4,075,481	69,760
Euribor	03/18	185	55,672,481	55,670,474	(2,007)
Euribor	06/18	110	33,099,845	33,098,063	(1,782)
Euro-Bobl	03/18	7	1,111,272	1,105,383	(5,889)
Euro-BTP	03/18	45	7,474,868	7,350,619	(124,249)
Euro-Bund	03/18	55	10,750,740	10,669,514	(81,226)
Eurodollar	03/20	8	1,953,914	1,953,200	(714)
Eurodollar	03/21	30	7,319,866	7,320,375	509
MXN FX	03/18	412	10,583,670	10,316,480	(267,190)
U.S. Treasury 2-Year Notes	03/18	374	80,213,564	80,076,908	(136,656)
U.S. Treasury 5-Year Notes	03/18	1,755	204,778,816	203,867,925	(910,891)
U.S. Treasury 10-Year Notes	03/18	322	40,159,853	39,943,095	(216,758)
U.S. Ultra Long Bonds	03/18	355	58,174,889	58,770,500	595,611

					(952,026)

Short Futures Outstanding
AUD FX	03/18	43	3,237,602	3,358,730	(121,128)
Australia 10-Year Bonds	03/18	7	710,717	705,429	5,288
Canada 10-Year Bonds	03/18	18	1,949,113	1,930,024	19,089
Euro-Bobl	03/18	19	3,016,836	3,000,324	16,512
Euro-BTP	03/18	25	4,160,031	4,083,677	76,354
Euro-Bund	03/18	208	40,586,449	40,350,163	236,286
Euro-Buxl	03/18	4	800,411	786,427	13,984
Eurodollar	03/18	427	105,026,531	104,871,200	155,331
Eurodollar	06/18	235	57,674,124	57,619,063	55,061
Eurodollar	09/18	38	9,327,189	9,306,200	20,989
Eurodollar	12/18	119	29,144,986	29,111,863	33,123
Eurodollar	06/19	32	7,839,967	7,819,200	20,767
Eurodollar	09/19	19	4,653,801	4,640,988	12,813
Eurodollar	12/19	140	34,209,307	34,184,500	24,807
Eurodollar	03/20	42	10,274,362	10,254,300	20,062
Euro-OAT	03/18	134	25,207,060	24,949,750	257,310
Euro-Schatz	03/18	28	3,766,382	3,761,878	4,504
GBP FX	03/18	20	1,675,503	1,694,625	(19,122)
Japan 10-Year Bonds	03/18	6	8,032,795	8,029,110	3,685
JPY FX	03/18	37	4,095,577	4,122,725	(27,148)
Long Gilt	03/18	21	3,524,118	3,548,673	(24,555)
U.S. Treasury 10-Year Notes	03/18	91	11,305,805	11,288,266	17,539
U.S. Treasury Ultra 10-Year Notes	03/18	41	5,480,920	5,476,063	4,857
U.S. Ultra Long Bonds	03/18	101	15,438,503	15,453,000	(14,497)

					791,911

Total Futures Contracts					($160,115)

(e)	Forward foreign currency contracts outstanding as of December 31, 2017 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation (Depreciation)
BRL	16,484,900	USD	5,125,424	01/18	JPM	($168,203)
CAD	2,870,640	USD	2,296,699	01/18	BRC	(12,250)
CAD	777,000	USD	606,181	01/18	UBS	12,070
DKK	99,000	USD	15,096	01/18	DUB	863
DKK	12,784,717	USD	2,035,924	01/18	SCB	25,091
DKK	609,000	USD	93,420	04/18	HSB	5,340
EUR	102,000	USD	121,022	01/18	BRC	1,452
EUR	1,051,602	USD	1,247,357	01/18	CIT	16,026
EUR	307,000	USD	363,531	01/18	HSB	5,092
EUR	2,106,000	USD	2,504,599	01/18	UBS	24,133
GBP	1,210,000	USD	1,613,063	01/18	BRC	21,796
GBP	3,008,000	USD	4,033,881	02/18	JPM	33,692
IDR	36,335,220,000	USD	2,655,307	01/18	BRC	17,262
IDR	10,539,170,000	USD	769,563	01/18	CIT	5,626
INR	280,700,000	USD	4,257,869	01/18	BRC	129,213

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation (Depreciation)
JPY	9,710,000	USD	86,127	01/18	BRC	$138
JPY	30,680,000	USD	271,973	01/18	CIT	594
JPY	1,210,500,000	USD	10,838,059	02/18	JPM	(70,208)
JPY	345,500,000	USD	3,107,271	02/18	UBS	(33,919)
MXN	31,717,494	USD	1,629,672	01/18	CIT	(23,273)
MXN	21,711,000	USD	1,154,902	01/18	HSB	(56,388)
RUB	20,041,680	USD	339,000	01/18	HSB	8,113
RUB	60,737,384	USD	1,019,745	04/18	HSB	18,797
RUB	108,678,750	USD	1,820,872	04/18	JPM	37,413
SGD	1,663,000	USD	1,222,297	03/18	DUB	22,540
TWD	76,767,885	USD	2,564,058	03/18	SCB	27,096
TWD	43,020,778	USD	1,448,000	03/18	UBS	4,084
USD	29,313	AUD	38,007	01/18	BRC	(343)
USD	1,374,477	CAD	1,769,000	01/18	RBS	(33,098)
USD	1,256,068	CAD	1,600,000	01/18	SCB	(16,919)
USD	3,010,480	CNH	19,925,254	01/18	BRC	(45,114)
USD	6,978,931	CNY	46,696,029	01/18	BRC	(183,192)
USD	778,643	DKK	4,880,000	01/18	BRC	(8,059)
USD	1,262,894	DKK	7,905,000	01/18	HSB	(11,466)
USD	8,528,135	DKK	58,024,000	01/18	JPM	(825,874)
USD	1,337,290	DKK	9,128,000	01/18	UBS	(134,229)
USD	345,552	DKK	2,150,000	04/18	BRC	(3,106)
USD	2,519,936	DKK	17,162,000	04/18	JPM	(263,166)
USD	1,525,238	DKK	9,565,000	04/18	RBS	(25,884)
USD	1,281,444	DKK	7,980,717	04/18	SCB	(12,761)
USD	4,138,255	DKK	27,654,000	04/18	UBS	(346,297)
USD	2,408,843	DKK	14,847,000	10/18	SCB	(30,791)
USD	7,378,926	EUR	6,196,000	01/18	HSB	(61,046)
USD	594,850	EUR	500,000	01/18	JPM	(6,277)
USD	849,251	EUR	712,000	01/18	JPM	(5,667)
USD	536,427	GBP	400,000	01/18	BRC	(4,078)
USD	805,099	GBP	600,000	01/18	JPM	(5,854)
USD	376,927	GBP	284,000	02/18	HSB	(7,112)
USD	5,923,859	GBP	4,461,000	02/18	JPM	(108,536)
USD	585,026	JPY	65,362,363	01/18	CIT	4,334
USD	4,362,240	JPY	490,000,000	01/18	JPM	7,766
USD	1,607,098	JPY	180,000,000	01/18	UBS	8,647
USD	335,917	JPY	38,000,000	02/18	BRC	(2,077)
USD	1,775,088	JPY	200,000,000	02/18	DUB	(3,826)
USD	2,876,665	JPY	321,500,000	02/18	DUB	16,801
USD	12,145,959	JPY	1,364,100,000	02/18	HSB	11,778
USD	18,322,978	JPY	2,070,300,000	02/18	JPM	(92,068)
USD	1,041,667	JPY	117,600,000	02/18	UBS	(4,067)
USD	4,895,420	JPY	550,000,000	02/18	UBS	526
USD	985,760	JPY	110,000,000	03/18	BRC	6,371
USD	267,857	JPY	30,000,000	03/18	JPM	382
USD	6,466,724	KRW	7,196,687,874	03/18	UBS	(264,131)
USD	3,946,145	MXN	75,097,505	01/18	CIT	142,674
USD	1,210,463	MXN	23,000,000	01/18	HSB	46,730
USD	4,626,420	PHP	241,661,000	05/18	DUB	(184,195)
USD	1,234,260	SGD	1,677,392	03/18	HSB	(21,350)
USD	7,508,170	TWD	225,109,954	03/18	UBS	(89,987)

Total Forward Foreign Currency Contracts						($2,502,371)

(f)	Purchased options outstanding as of December 31, 2017 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	$900,000	$88,800	$11,260
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	300,000	29,340	3,318

							$118,140	$14,578

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR FX (01/18)	$1.17	01/05/18	CME	6	$877,500	$7,736	$28,125
Call - CAD FX (01/18)	78.50	01/05/18	CME	4	314,000	2,787	5,680
Call - CAD FX (01/18)	79.00	01/05/18	CME	7	553,000	3,993	6,580
Call - CAD FX (01/18)	80.00	01/05/18	CME	3	240,000	1,055	750
Call - JPY FX (01/18)	89.00	01/05/18	CME	3	333,750	3,605	1,313
Call - JPY FX (01/18)	89.50	01/05/18	CME	7	783,125	8,238	1,138
Call - U.S. Treasury 10-Year Notes (01/18)	123.75	01/05/18	CME	4	495,000	882	1,562
Call - U.S. Treasury 5-Year Notes (02/18)	116.25	01/26/18	CME	11	1,278,750	1,996	2,320
Call - U.S. Treasury 30-Year Bonds (02/18)	151.00	01/26/18	CME	20	3,020,000	25,942	50,312
Call - EUR FX (02/18)	1.19	02/09/18	CME	3	446,250	3,630	8,100

						59,864	105,880

Put - U.S. Treasury 30-Year Bonds (02/18)	152.00	01/26/18	CME	10	1,520,000	12,096	8,281
Put - U.S. Treasury 30-Year Bonds (02/18)	153.00	01/26/18	CME	181	27,693,000	189,591	229,078
Put - Euro-Bund (02/18)	EUR 161.00	01/26/18	CME	6	EUR 966,000	2,385	3,168
Put - U.S. Treasury 5-Year Notes (03/18)	$108.50	02/23/18	CME	150	$16,275,000	1,281	—
Put - U.S. Treasury 5-Year Notes (03/18)	111.00	02/23/18	CME	300	33,300,000	2,884	2,344
Put - U.S. Treasury 5-Year Notes (03/18)	112.25	02/23/18	CME	850	95,412,500	14,811	6,641
Put - U.S. Treasury 10-Year Notes (03/18)	113.00	02/23/18	CME	25	2,825,000	214	—
Put - U.S. Treasury 10-Year Notes (03/18)	113.50	02/23/18	CME	272	30,872,000	2,321	—
Put - Euro-Bund (02/18)	EUR 150.00	02/23/18	EUX	70	EUR 10,500,000	891	840
Put - Eurodollar (03/18)	$98.25	03/19/18	CME	122	$29,966,250	10,748	16,013

						237,222	266,365

Total Options on Futures						$297,086	$372,245

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 3.500% due 03/13/48	$73.00	03/06/18	JPM	$3,300,000	$129	$—

Total Purchased Options					$415,355	$386,823

(g)	Premiums received and value of written options outstanding as of December 31, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - RUB versus USD	RUB 60.18	01/12/18	SCB	$2,900,000	$21,823	($1,099)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	215.95	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	03/12/20	CIT	$1,200,000	$10,320	($1)
Floor - U.S. CPI Urban Consumers NSA	217.97	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	600,000	7,740	(1)

						$18,060	($2)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	$1,200,000	$26,727	($2,082)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	3,800,000	84,793	(6,595)

							$111,520	($8,677)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR FX (01/18)	$1.19	01/05/18	CME	1	$148,750	$698	($2,225)
Call - U.S. Treasury 5-Year Notes (02/18)	116.75	01/26/18	CME	67	7,822,250	12,622	(4,711)
Call - U.S. Treasury 10-Year Notes (02/18)	124.00	01/26/18	CME	8	992,000	2,798	(3,750)
Call - U.S. Treasury 10-Year Notes (02/18)	125.00	01/26/18	CME	50	6,250,000	18,019	(7,031)
Call - U.S. Treasury 10-Year Notes (02/18)	125.50	01/26/18	CME	8	1,004,000	3,298	(625)
Call - U.S. Treasury 10-Year Notes (02/18)	126.00	01/26/18	CME	13	1,638,000	3,430	(609)
Call - U.S. Treasury 30-Year Bonds (02/18)	153.00	01/26/18	CME	42	6,426,000	29,831	(53,156)
Call - U.S. Treasury 30-Year Bonds (02/18)	154.00	01/26/18	CME	12	1,848,000	14,260	(9,750)
Call - U.S. Treasury 30-Year Bonds (02/18)	155.00	01/26/18	CME	8	1,240,000	5,923	(4,125)
Call - U.S. Treasury 5-Year Notes (03/18)	117.25	02/23/18	CME	2	234,500	512	(156)
Call - U.S. Treasury 10-Year Notes (03/18)	125.00	02/23/18	CME	24	3,000,000	15,514	(8,437)
Call - U.S. Treasury 10-Year Notes (03/18)	126.50	02/23/18	CME	8	1,012,000	1,486	(750)
Call - U.S. Treasury 30-Year Bonds (03/18)	155.00	02/23/18	CME	2	310,000	2,871	(2,000)
Call - Eurodollar (03/18)	98.75	03/19/18	CME	122	30,118,750	12,927	(763)

						124,189	(98,088)

Put - U.S. Treasury 5-Year Notes (02/18)	115.75	01/26/18	CME	34	3,935,500	6,033	(3,188)
Put - U.S. Treasury 5-Year Notes (02/18)	116.00	01/26/18	CME	20	2,320,000	4,026	(3,594)
Put - U.S. Treasury 10-Year Notes (02/18)	123.00	01/26/18	CME	13	1,599,000	4,039	(1,625)
Put - U.S. Treasury 10-Year Notes (02/18)	123.50	01/26/18	CME	9	1,111,500	2,796	(2,109)
Put - U.S. Treasury 10-Year Notes (02/18)	124.00	01/26/18	CME	18	2,232,000	11,061	(7,594)
Put - U.S. Treasury 30-Year Bonds (02/18)	149.00	01/26/18	CME	28	4,172,000	12,012	(4,813)
Put - U.S. Treasury 30-Year Bonds (02/18)	150.00	01/26/18	CME	4	600,000	1,805	(1,187)
Put - U.S. Treasury 30-Year Bonds (02/18)	151.00	01/26/18	CME	12	1,812,000	8,822	(6,188)
Put - U.S. Treasury 10-Year Notes (03/18)	122.00	02/23/18	CME	8	976,000	1,611	(1,000)

						52,205	(31,298)

Total Options on Futures						$176,394	($129,386)

Total Written Options						$327,797	($139,164)

(h)	Swap agreements outstanding as of December 31, 2017 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil LA	Q	1.000%	03/20/18	HSB	0.373%	$600,000	$1,042	$1,374	($332)
Colombia Government	Q	1.000%	03/20/19	GSC	0.327%	1,800,000	15,352	(16,452)	31,804
Colombia Government	Q	1.000%	03/20/19	HSB	0.327%	3,500,000	29,852	(28,642)	58,494
Petrobras International Co SA	Q	1.000%	12/20/19	GSC	0.918%	300,000	576	(32,995)	33,571

							46,822	(76,715)	123,537

				Exchange
Citigroup Inc	Q	1.000%	12/20/20	ICE	0.263%	900,000	19,344	18,995	349
Tesco PLC	Q	1.000%	06/20/22	ICE	0.841%	EUR 800,000	7,371	3,752	3,619

							26,715	22,747	3,968

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							$73,537	($53,968)	$127,505

Credit Default Swaps on Credit Indices – Buy Protection (4)
Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 29 5Y	Q	5.000%	12/20/22	CME	$10,400,000	($97,842)	$—	($97,842)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 23 5Y	Q	1.000%	12/20/19	CME	$990,000	$14,344	$13,450	$894
CDX IG 25 5Y	Q	1.000%	12/20/20	CME	2,290,000	47,176	1,021	46,155
CDX IG 27 5Y	Q	1.000%	12/20/21	CME	8,890,000	205,063	143,532	61,531
CDX IG 28 5Y	Q	1.000%	06/20/22	CME	30,490,000	736,420	588,221	148,199

						$1,003,003	$746,224	$256,779

Total Credit Default Swaps						$978,698	$692,256	$286,442

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate
Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	S / Q	CME	1.597%	03/29/19	$7,860,000	($33,265)	$—	($33,265)
3-Month USD-LIBOR	S / Q	CME	1.705%	09/28/19	4,380,000	(25,031)	—	(25,031)
3-Month USD-LIBOR	S / Q	CME	1.138%	10/17/19	12,330,000	(197,035)	—	(197,035)
3-Month USD-LIBOR	S / Q	CME	1.958%	12/05/19	21,400,000	(36,058)	—	(36,058)
6-Month JPY-LIBOR	S / S	CME	0.250%	12/20/19	JPY 690,000,000	24,563	28,076	(3,513)
Brazil CETIP Interbank	Z / Z	CME	8.180%	01/02/20	BRL 28,700,000	33,285	(32,897)	66,182
Brazil CETIP Interbank	Z / Z	CME	8.220%	01/02/20	42,400,000	58,371	(39,439)	97,810
3-Month USD-LIBOR	S / Q	CME	1.671%	06/14/20	$12,160,000	(130,222)	(3,505)	(126,717)
3-Month USD-LIBOR	S / Q	CME	2.250%	05/31/22	8,541,000	(5,676)	15,860	(21,536)
3-Month USD-LIBOR	S / Q	CME	2.169%	12/01/22	2,510,000	(8,834)	—	(8,834)
Brazil CETIP Interbank	Z / Z	CME	9.650%	01/02/25	BRL 6,000,000	(27,234)	(24,707)	(2,527)
6-Month EUR-LIBOR	A / S	LCH	1.500%	03/21/48	EUR 600,000	(1,308)	(8,569)	7,261

						($348,444)	($65,181)	($283,263)

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	S / Q	CME	1.250%	06/21/20	$6,300,000	$133,619	$104,066	$29,553
6-Month GBP-LIBOR	S / S	LCH	1.000%	03/21/23	GBP 5,300,000	23,296	33,278	(9,982)
6-Month JPY-LIBOR	S / S	CME	0.300%	03/18/26	JPY 1,430,000,000	(70,161)	(100,770)	30,609
6-Month JPY-LIBOR	S / S	LCH	0.300%	03/18/26	970,000,000	(40,364)	(62,200)	21,836
6-Month JPY-LIBOR	S / S	LCH	0.300%	09/20/27	440,000,000	4,581	(16,293)	20,874
3-Month USD-LIBOR	S / Q	CME	2.500%	12/20/27	$7,700,000	(58,566)	(79,563)	20,997
6-Month GBP-LIBOR	S / S	LCH	1.500%	03/21/28	GBP 7,200,000	(183,074)	(128,493)	(54,581)
3-Month USD-LIBOR	S / Q	CME	2.474%	11/15/43	$17,161,000	327,471	229,474	97,997
3-Month USD-LIBOR	S / Q	CME	2.630%	11/15/43	1,450,000	(16,881)	(8,331)	(8,550)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month JPY-LIBOR	S / S	CME	0.641%	05/09/46	JPY 187,300,000	$127,988	$—	$127,988
3-Month CAD-CDOR	S / S	CME	1.750%	12/16/46	CAD 300,000	39,832	38,848	984
3-Month EUR-LIBOR	A / S	CME	1.498%	08/23/47	EUR 2,276,000	(1,380)	2,259	(3,639)
3-Month USD-LIBOR	S / Q	CME	2.577%	12/05/47	$1,800,000	(2,559)	—	(2,559)
3-Month USD-LIBOR	S / Q	CME	2.750%	12/20/47	1,700,000	(66,872)	(38,148)	(28,724)

						$216,930	($25,873)	$242,803

Total Interest Rate Swaps						($131,514)	($91,054)	($40,460)

Total Swap Agreements						$847,184	$601,202	$245,982

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$227,185,585	$—	$227,185,585	$—
	Senior Loan Notes	27,073,116	—	27,073,116	—
	Mortgage-Backed Securities	281,186,638	—	281,186,638	—
	Asset-Backed Securities	48,142,317	—	48,142,317	—
	U.S. Government Agency Issues	4,693,201	—	4,693,201	—
	U.S. Treasury Obligations	97,774,360	—	97,774,360	—
	Foreign Government Bonds & Notes	40,625,001	—	40,625,001	—
	Municipal Bonds	5,858,261	—	5,858,261	—
	Short-Term Investments	104,767,178	57,704,773	47,062,405	—
	Derivatives:
	Credit Contracts
	Swaps	1,076,540	—	1,076,540	—
	Foreign Currency Contracts
	Futures	199,216	199,216	—	—
	Forward Foreign Currency Contracts	662,440	—	662,440	—
	Purchased Options	51,686	—	51,686	—

	Total Foreign Currency Contracts	913,342	199,216	714,126	—

	Interest Rate Contracts
	Futures	1,594,481	1,594,481	—	—
	Purchased Options	335,137	—	335,137	—
	Swaps	773,006	—	773,006	—

	Total Interest Rate Contracts	2,702,624	1,594,481	1,108,143	—

	Total Assets - Derivatives	4,692,506	1,793,697	2,898,809	—

	Total Assets	841,998,163	59,498,470	782,499,693	—

Liabilities	Reverse Repurchase Agreement	(1,398,250)	—	(1,398,250)	—
	Sale-buyback Financing Transactions	(11,565,763)	—	(11,565,763)	—
	Derivatives:
	Credit Contracts
	Swaps	(97,842)	—	(97,842)	—
	Foreign Currency Contracts
	Futures	(434,588)	(434,588)	—	—
	Forward Foreign Currency Contracts	(3,164,811)	—	(3,164,811)	—
	Written Options	(3,324)	—	(3,324)	—

	Total Foreign Currency Contracts	(3,602,723)	(434,588)	(3,168,135)	—

	Interest Rate Contracts
	Futures	(1,519,224)	(1,519,224)	—	—
	Written Options	(135,840)	—	(135,840)	—
	Swaps	(904,520)	—	(904,520)	—

	Total Interest Rate Contracts	(2,559,584)	(1,519,224)	(1,040,360)	—

	Total Liabilities - Derivatives	(6,260,149)	(1,953,812)	(4,306,337)	—

	Total Liabilities	(19,224,162)	(1,953,812)	(17,270,350)	—

	Total	$822,774,001	$57,544,658	$765,229,343	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 54.4%

Basic Materials - 2.1%

Anglo American Capital PLC (United Kingdom) 9.375% due 04/08/19 ~	$470,000	$510,812
Goldcorp Inc (Canada) 2.125% due 03/15/18	505,000	505,286
INVISTA Finance LLC 4.250% due 10/15/19 ~	515,000	524,064
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	222,320
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	325,000	332,059
The Sherwin-Williams Co 2.250% due 05/15/20	850,000	847,587
Westlake Chemical Corp 4.625% due 02/15/21	325,000	334,750

		3,276,878

Communications - 4.8%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	695,000	697,131
AT&T Inc 2.300% due 03/11/19	550,000	550,707
Baidu Inc (China) 2.750% due 06/09/19	410,000	410,721
BellSouth LLC 4.285% due 04/26/21 ~	1,175,000	1,183,347
Charter Communications Operating LLC
3.579% due 07/23/20	370,000	377,095
4.464% due 07/23/22	50,000	52,213
CSC Holdings LLC 10.875% due 10/15/25 ~	200,000	238,000
Discovery Communications LLC 2.200% due 09/20/19	145,000	144,375
eBay Inc 2.150% due 06/05/20	220,000	218,569
JD.com Inc (China) 3.125% due 04/29/21	370,000	369,059
Omnicom Group Inc 6.250% due 07/15/19	510,000	539,308
Telecom Italia Capital SA (Italy) 6.999% due 06/04/18	417,000	425,736
Telefonica Emisiones SAU (Spain) 3.192% due 04/27/18	500,000	501,815
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	200,000	201,216
The Interpublic Group of Cos Inc 4.000% due 03/15/22	80,000	82,756
Time Warner Cable LLC
6.750% due 07/01/18	350,000	357,790
8.250% due 04/01/19	405,000	432,955
8.750% due 02/14/19	175,000	186,627
Viacom Inc
2.750% due 12/15/19	295,000	294,661
5.625% due 09/15/19	130,000	136,066

		7,400,147

Consumer, Cyclical - 5.4%

Air Canada Pass-Through Trust (Canada) 6.625% due 05/15/18 ~	445,000	453,344
Aptiv PLC 3.150% due 11/19/20	340,000	345,456
Brinker International Inc 2.600% due 05/15/18	545,000	545,681
CVS Health Corp 1.900% due 07/20/18	175,000	174,970
Daimler Finance North America LLC (Germany)
1.650% due 05/18/18 ~	475,000	474,607
1.750% due 10/30/19 ~	165,000	163,035

	Principal Amount	Value

2.300% due 02/12/21 ~	$455,000	$451,302
2.375% due 08/01/18 ~	325,000	325,712
Delta Air Lines Inc
2.600% due 12/04/20	65,000	64,836
2.875% due 03/13/20	500,000	503,595
DR Horton Inc 2.550% due 12/01/20	125,000	124,891
Ford Motor Credit Co LLC
2.021% due 05/03/19	250,000	248,927
2.375% due 01/16/18	200,000	200,026
2.551% due 10/05/18	385,000	386,188
General Motors Co 3.500% due 10/02/18	175,000	176,852
General Motors Financial Co Inc 3.100% due 01/15/19	220,000	221,232
GLP Capital LP 4.375% due 11/01/18	840,000	850,500
Hyundai Capital America
1.750% due 09/27/19 ~	175,000	171,735
2.400% due 10/30/18 ~	125,000	124,904
2.500% due 03/18/19 ~	625,000	623,616
2.875% due 08/09/18 ~	175,000	175,390
Lennar Corp 2.950% due 11/29/20 ~	375,000	374,063
Nissan Motor Acceptance Corp 1.550% due 09/13/19 ~	300,000	296,300
QVC Inc 3.125% due 04/01/19	515,000	517,038
Royal Caribbean Cruises Ltd 2.650% due 11/28/20	65,000	64,992
Scientific Games International Inc 7.000% due 01/01/22 ~	305,000	322,156

		8,381,348

Consumer, Non-Cyclical - 7.7%

Abbott Laboratories
2.350% due 11/22/19	845,000	845,475
2.900% due 11/30/21	225,000	227,785
AbbVie Inc
1.800% due 05/14/18	725,000	724,709
2.300% due 05/14/21	125,000	124,174
Allergan Funding SCS 2.350% due 03/12/18	460,000	460,381
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	400,000	399,249
Anthem Inc
2.300% due 07/15/18	500,000	501,156
2.500% due 11/21/20	80,000	79,882
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	110,000	109,456
Baxalta Inc
2.000% due 06/22/18	50,000	49,994
2.438% (LIBOR + 0.780%) due 06/22/18 §	40,000	40,087
Becton Dickinson and Co
2.404% due 06/05/20	330,000	328,381
2.675% due 12/15/19	325,000	326,289
Bunge Ltd Finance Corp
3.500% due 11/24/20	55,000	56,182
8.500% due 06/15/19	275,000	297,977
Catholic Health Initiatives 2.600% due 08/01/18	130,000	130,431
EMD Finance LLC (Germany) 1.700% due 03/19/18 ~	336,000	335,940
Equifax Inc 2.300% due 06/01/21	75,000	73,260
ERAC USA Finance LLC
2.350% due 10/15/19 ~	25,000	24,937
2.800% due 11/01/18 ~	400,000	401,945
Express Scripts Holding Co 2.250% due 06/15/19	415,000	414,439
2.229% (LIBOR + 0.750%) due 11/30/20 §	105,000	105,061

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

HCA Inc 3.750% due 03/15/19	$585,000	$591,581
HPHT Finance Ltd (Hong Kong) 2.250% due 03/17/18 ~	405,000	404,758
Humana Inc 2.625% due 10/01/19	835,000	838,792
Imperial Brands Finance PLC (United Kingdom)
2.050% due 02/11/18 ~	500,000	499,948
2.050% due 07/20/18 ~	400,000	399,692
Johnson & Johnson 1.950% due 11/10/20	120,000	119,472
Medco Health Solutions Inc 4.125% due 09/15/20	80,000	83,064
Reynolds American Inc (United Kingdom)
2.300% due 06/12/18	250,000	250,320
8.125% due 06/23/19	300,000	324,584
S&P Global Inc 2.500% due 08/15/18	35,000	35,106
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	925,000	916,912
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.400% due 07/20/18	400,000	397,389
1.700% due 07/19/19	510,000	495,652
The Kroger Co
1.500% due 09/30/19	115,000	113,407
2.300% due 01/15/19	100,000	100,100
Tyson Foods Inc 2.250% due 08/23/21	160,000	157,971

		11,785,938

Energy - 4.5%

Canadian Natural Resources Ltd (Canada) 1.750% due 01/15/18	175,000	174,970
China Shenhua Overseas Capital Co Ltd (China)
2.500% due 01/20/18 ~	800,000	799,981
3.125% due 01/20/20 ~	300,000	301,028
Columbia Pipeline Group Inc 2.450% due 06/01/18	130,000	130,090
DCP Midstream Operating LP
2.700% due 04/01/19	405,000	404,494
9.750% due 03/15/19 ~	345,000	374,756
Encana Corp (Canada) 6.500% due 05/15/19	150,000	157,650
Energy Transfer Equity LP 7.500% due 10/15/20	305,000	336,263
Energy Transfer LP 6.700% due 07/01/18	345,000	352,661
Enterprise Products Operating LLC 1.650% due 05/07/18	255,000	254,681
Hess Corp 8.125% due 02/15/19	145,000	153,685
Kinder Morgan Energy Partners LP 5.950% due 02/15/18	115,000	115,538
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	255,000	255,450
NuStar Logistics LP 8.400% due 04/15/18	670,000	682,562
ONEOK Partners LP 3.200% due 09/15/18	555,000	558,317
Petroleos Mexicanos (Mexico) 3.500% due 07/23/20	250,000	254,000
Phillips 66 2.009% (LIBOR + 0.650%) due 04/15/19 § ~	150,000	150,094
Plains All American Pipeline LP
5.000% due 02/01/21	120,000	125,829
5.750% due 01/15/20	120,000	126,611
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	355,000	380,800
Spectra Energy Partners LP 2.950% due 09/25/18	540,000	543,329
Valero Energy Corp 9.375% due 03/15/19	195,000	211,239

		6,844,028

	Principal Amount	Value

Financial - 18.6%

ABN AMRO Bank NV (Netherlands) 2.100% due 01/18/19 ~	$495,000	$494,848
AerCap Ireland Capital DAC (Netherlands) 3.950% due 02/01/22	150,000	154,722
Air Lease Corp
2.125% due 01/15/18	185,000	184,989
2.125% due 01/15/20	370,000	367,446
Ally Financial Inc
3.250% due 11/05/18	140,000	140,525
3.500% due 01/27/19	650,000	654,875
American Express Credit Corp 2.200% due 03/03/20	195,000	194,460
American International Group Inc
2.300% due 07/16/19	250,000	249,882
5.850% due 01/16/18	175,000	175,220
ANZ New Zealand Int’l Ltd (New Zealand) 2.200% due 07/17/20 ~	200,000	198,915
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	200,000	200,250
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	445,000	444,944
Bank of America Corp
2.000% due 01/11/18	400,000	400,009
2.345% (LIBOR + 0.650%) due 10/01/21 §	230,000	231,160
2.503% due 10/21/22	95,000	94,040
2.523% (LIBOR + 1.160%) due 01/20/23 §	295,000	301,304
5.650% due 05/01/18	175,000	177,097
6.875% due 04/25/18	155,000	157,375
Banque Federative du Credit Mutuel SA (France) 2.500% due 10/29/18 ~	425,000	426,446
Barclays PLC (United Kingdom) 2.975% (LIBOR + 1.625%) due 01/10/23 §	375,000	385,490
BB&T Corp
2.050% due 06/19/18	250,000	250,143
2.150% due 02/01/21	300,000	297,270
Bestgain Real Estate Ltd (China) 2.625% due 03/13/18 ~	690,000	689,828
BPCE SA (France)
2.500% due 12/10/18	600,000	601,766
2.666% (LIBOR + 1.220%) due 05/22/22 § ~	250,000	253,802
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	35,000	35,893
Capital One Financial Corp 2.400% due 10/30/20	70,000	69,612
Capital One NA
1.650% due 02/05/18	250,000	249,994
1.850% due 09/13/19	665,000	658,790
CBOE Global Markets Inc 1.950% due 06/28/19	165,000	164,001
Citigroup Inc
1.800% due 02/05/18	500,000	499,959
2.050% due 06/07/19	325,000	324,141
2.140% (LIBOR + 0.790%) due 01/10/20 §	310,000	311,931
2.900% due 12/08/21	310,000	312,288
Citizens Bank NA
2.300% due 12/03/18	605,000	605,535
2.450% due 12/04/19	300,000	300,301
CNA Financial Corp 6.950% due 01/15/18	50,000	50,079
CNO Financial Group Inc 4.500% due 05/30/20	290,000	300,150
Crown Castle International Corp REIT
2.250% due 09/01/21	255,000	250,890
3.400% due 02/15/21	110,000	112,407

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Discover Bank
2.000% due 02/21/18	$325,000	$325,033
2.600% due 11/13/18	250,000	250,895
7.000% due 04/15/20	410,000	447,104
First Niagara Financial Group Inc 7.250% due 12/15/21	85,000	97,930
Grain Spectrum Funding LLC 4.000% due 10/10/33 ~	140,000	140,734
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	175,000	177,984
ING Groep NV (Netherlands) 2.843% (LIBOR + 1.150%) due 03/29/22 §	205,000	209,056
Intesa Sanpaolo SPA (Italy)
2.100% due 09/27/18	400,000	399,279
3.875% due 01/15/19	225,000	228,045
JPMorgan Chase & Co
2.086% (LIBOR + 0.550%) due 03/09/21 §	315,000	315,875
4.250% due 10/15/20	110,000	115,374
4.400% due 07/22/20	50,000	52,542
4.950% due 03/25/20	78,000	82,433
6.300% due 04/23/19	220,000	231,640
KeyBank NA 1.600% due 08/22/19	250,000	247,302
Kimco Realty Corp REIT 6.875% due 10/01/19	130,000	139,761
Morgan Stanley
2.125% due 04/25/18	600,000	600,044
2.215% (LIBOR + 0.850%) due 01/24/19 §	775,000	779,161
2.500% due 01/24/19	225,000	225,617
5.500% due 01/26/20	125,000	132,521
5.500% due 07/24/20	125,000	134,094
PNC Bank NA
1.800% due 11/05/18	625,000	624,522
2.450% due 11/05/20	250,000	250,456
Principal Life Global Funding II 1.500% due 04/18/19 ~	200,000	198,297
Provident Cos Inc 7.000% due 07/15/18	406,000	416,487
Regions Bank
2.250% due 09/14/18	375,000	375,464
7.500% due 05/15/18	250,000	255,029
Reinsurance Group of America Inc 6.450% due 11/15/19	280,000	299,866
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	55,000	55,232
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	385,000	382,032
Sberbank of Russia Via SB Capital SA (Russia) 3.080% due 03/07/19	EUR 200,000	246,644
Skandinaviska Enskilda Banken AB (Sweden) 1.500% due 09/13/19	$250,000	246,833
SoQ Sukuk A QSC (Qatar) 2.099% due 01/18/18 ~	400,000	400,135
Standard Chartered PLC (United Kingdom) 2.100% due 08/19/19 ~	200,000	198,791
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 07/23/18	400,000	399,971
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.950% due 09/19/19 ~	390,000	386,940
SunTrust Banks Inc 2.500% due 05/01/19	160,000	160,637
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	450,000	449,829
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan)
2.150% due 09/14/18 ~	225,000	225,248
2.700% due 09/09/18 ~	210,000	211,131
The Goldman Sachs Group Inc
1.950% due 07/23/19	140,000	139,223
2.160% (LIBOR + 0.780%) due 10/31/22 §	100,000	100,185
2.300% due 12/13/19	295,000	294,914

	Principal Amount	Value

2.481% (LIBOR + 1.110%) due 04/26/22 §	$295,000	$298,573
2.900% due 07/19/18	130,000	130,608
5.375% due 03/15/20	100,000	106,060
6.000% due 06/15/20	30,000	32,453
6.150% due 04/01/18	1,050,000	1,060,727
The Huntington National Bank 2.375% due 03/10/20	830,000	829,127
Trinity Acquisition PLC 3.500% due 09/15/21	45,000	45,912
UBS Group Funding Switzerland AG (Switzerland) 2.682% (LIBOR + 1.220%) due 05/23/23 § ~	255,000	259,283
Ventas Realty LP REIT
2.000% due 02/15/18	370,000	369,990
4.000% due 04/30/19	460,000	468,459
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	720,000	723,604
Voya Financial Inc 2.900% due 02/15/18	121,000	121,122
WEA Finance LLC REIT (Australia) 2.700% due 09/17/19 ~	300,000	301,708
XLIT Ltd (Bermuda) 2.300% due 12/15/18	250,000	249,979

		28,620,672

Industrial - 5.2%

Boral Finance PTY Ltd (Australia) 3.000% due 11/01/22 ~	35,000	34,728
DAE Funding LLC (United Arab Emirates) 4.000% due 08/01/20 ~	210,000	212,625
Eagle Materials Inc 4.500% due 08/01/26	50,000	52,375
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	200,000	199,001
GATX Corp
2.375% due 07/30/18	470,000	470,489
2.500% due 07/30/19	215,000	214,651
2.600% due 03/30/20	65,000	65,015
Harris Corp 1.999% due 04/27/18	555,000	554,463
Honeywell International Inc 1.800% due 10/30/19	275,000	273,588
Jabil Inc 8.250% due 03/15/18	285,000	289,902
Kansas City Southern 2.350% due 05/15/20	400,000	398,615
Keysight Technologies Inc 3.300% due 10/30/19	700,000	706,845
Martin Marietta Materials Inc
2.096% (LIBOR + 0.650%) due 05/22/20 §	90,000	90,510
2.126% (LIBOR + 0.500%) due 12/20/19 §	150,000	150,287
Packaging Corp of America 2.450% due 12/15/20	140,000	140,277
Park Aerospace Holdings Ltd (Ireland) 3.625% due 03/15/21 ~	230,000	221,950
Penske Truck Leasing Co LP
2.500% due 06/15/19 ~	230,000	230,502
2.875% due 07/17/18 ~	810,000	813,602
3.375% due 03/15/18 ~	248,000	248,749
Rockwell Collins Inc 1.950% due 07/15/19	125,000	124,394
Roper Technologies Inc
2.050% due 10/01/18	645,000	645,020
3.000% due 12/15/20	25,000	25,313
SBA Tower Trust
2.240% due 04/09/43 ~	300,000	300,059
3.168% due 04/09/47 ~	285,000	284,067
3.598% due 04/09/43 ~	250,000	249,907

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Stanley Black & Decker Inc
1.622% due 11/17/18	$75,000	$74,740
2.451% due 11/17/18	467,000	468,508
United Parcel Service Inc 2.500% due 04/01/23	255,000	253,730
Vulcan Materials Co 2.189% (LIBOR + 0.600%) due 06/15/20 §	215,000	215,229

		8,009,141

Technology - 2.8%

Apple Inc 1.800% due 11/13/19	365,000	363,741
Broadcom Corp
2.375% due 01/15/20 ~	615,000	611,109
3.000% due 01/15/22 ~	190,000	188,546
DXC Technology Co
2.431% (LIBOR + 0.950%) due 03/01/21 §	480,000	481,220
2.875% due 03/27/20	280,000	281,497
EMC Corp 1.875% due 06/01/18	390,000	388,175
Fidelity National Information Services Inc 2.250% due 08/15/21	250,000	245,971
Hewlett Packard Enterprise Co
2.100% due 10/04/19 ~	155,000	153,988
2.850% due 10/05/18	740,000	743,701
QUALCOMM Inc 2.100% due 05/20/20	170,000	169,333
Seagate HDD Cayman 3.750% due 11/15/18	225,000	228,403
Xerox Corp
2.750% due 03/15/19	155,000	155,044
5.625% due 12/15/19	300,000	315,589

		4,326,317

Utilities - 3.3%

CMS Energy Corp 8.750% due 06/15/19	60,000	65,304
Dominion Energy Inc
1.500% due 09/30/18 ~	120,000	119,594
1.875% due 12/15/18 ~	350,000	348,963
2.125% due 02/15/18 ~	200,000	200,066
2.579% due 07/01/20	110,000	110,105
2.962% due 07/01/19 §	45,000	45,361
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	320,000	319,417
Exelon Generation Co LLC 2.950% due 01/15/20	575,000	581,116
FirstEnergy Corp 2.850% due 07/15/22	240,000	238,038
NextEra Energy Capital Holdings Inc
1.649% due 09/01/18	75,000	74,795
2.300% due 04/01/19	200,000	199,937
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	380,000	382,333
PPL Capital Funding Inc 1.900% due 06/01/18	410,000	409,679
San Diego Gas & Electric Co 1.914% due 02/01/22	125,358	122,426
Sempra Energy 1.625% due 10/07/19	265,000	261,782
State Grid Overseas Investment Ltd (China) 2.250% due 05/04/20 ~	615,000	609,231
TECO Finance Inc 1.950% (LIBOR + 0.600%) due 04/10/18 §	300,000	300,253
The Southern Co 1.850% due 07/01/19	625,000	621,388

		5,009,788

Total Corporate Bonds & Notes (Cost $83,730,254)		83,654,257

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 15.1%

Collateralized Mortgage Obligations - Commercial - 4.9%

BAMLL Commercial Mortgage Securities Trust 2.717% due 06/15/28 § ~	$205,000	$204,954
3.490% due 04/14/33 ~	130,000	131,861
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	83,826	83,120
BANK 2017-BNK4 2.002% due 05/15/50	480,515	477,117
BX Trust
2.877% (LIBOR + 1.400%) due 10/15/32 § ~	385,000	385,609
3.727% (LIBOR + 2.250%) due 10/15/32 § ~	125,000	125,379
Citigroup Commercial Mortgage Trust
1.485% due 10/10/47	26,453	26,383
1.637% due 06/10/48	165,360	164,352
1.643% due 09/10/58	40,355	40,015
CLNS Trust
2.232% (LIBOR + 0.800%) due 06/11/32 § ~	395,000	395,670
2.432% (LIBOR + 1.000%) due 06/11/32 § ~	200,000	200,215
Commercial Mortgage Trust
1.443% due 08/10/49	62,030	61,008
1.445% due 12/10/47	97,361	96,947
1.604% due 10/10/48	59,495	59,075
1.667% due 07/10/50	147,090	146,748
1.770% due 02/10/49	7,674	7,631
1.848% due 11/10/49	547,389	541,287
1.965% due 02/10/50	86,768	86,215
2.111% due 09/10/50	388,315	385,002
2.282% (LIBOR + 0.850%) due 02/13/32 § ~	180,000	180,302
3.009% due 08/10/46	350,000	351,852
3.221% due 10/10/48	200,000	204,219
CSAIL Commercial Mortgage Trust 2.025% due 09/15/50	187,790	186,209
Great Wolf Trust
2.477% (LIBOR + 0.850%) due 09/15/34 § ~	175,000	175,847
2.947% (LIBOR + 1.320%) due 09/15/34 § ~	250,000	250,305
GS Mortgage Securities Trust
1.429% due 10/10/49	52,708	51,874
1.593% due 07/10/48	54,325	54,025
1.950% due 08/10/50	273,482	270,279
Hospitality Mortgage Trust 2.094% (LIBOR + 0.850%) due 05/08/30 § ~	140,000	140,320
JP Morgan Chase Commercial Mortgage Securities Trust 1.462% due 08/15/49	203,710	200,137
JPMBB Commercial Mortgage Securities Trust
1.322% due 08/15/47	26,535	26,459
1.423% due 06/15/49	22,419	22,174
1.445% due 10/15/48	48,317	47,975
1.451% due 09/15/47	24,336	24,242
1.539% due 11/15/47	26,165	26,072
1.626% due 05/15/48	71,017	70,655
Morgan Stanley Bank of America Merrill Lynch Trust
1.389% due 09/15/49	357,557	351,060
1.597% due 05/15/49	18,400	18,224
1.686% due 10/15/47	46,442	46,388
1.706% due 05/15/48	118,952	118,058
Morgan Stanley Capital I Trust
1.638% due 05/15/48	108,656	107,953
2.100% (LIBOR + 0.850%) due 11/15/34 § ~	195,000	195,151
2.250% (LIBOR + 1.000%) due 11/15/34 § ~	155,000	155,120

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Wells Fargo Commercial Mortgage Trust
1.441% due 10/15/49	$41,975	$41,533
1.471% due 04/15/50	105,093	104,423
1.531% due 05/15/48	66,789	66,482
1.577% due 01/15/59	46,793	46,380
1.968% due 07/15/50	158,422	157,315
1.975% due 09/15/50	139,749	138,398
WFRBS Commercial Mortgage Trust
1.390% due 11/15/47	22,281	22,145
1.663% due 10/15/57	56,358	56,173

		7,526,337

Collateralized Mortgage Obligations - Residential - 5.6%

COLT Mortgage Loan Trust
2.415% due 10/25/47 § ~	348,893	350,341
2.568% due 10/25/47 § ~	151,493	152,060
2.614% due 05/27/47 § ~	229,523	230,244
2.773% due 10/25/47 § ~	91,814	92,158
3.074% due 05/27/47 § ~	66,528	66,707
Deephaven Residential Mortgage Trust
2.577% due 10/25/47 § ~	360,618	361,497
2.711% due 10/25/47 § ~	94,899	95,134
2.813% due 10/25/47 § ~	94,899	95,133
Deutsche Alt-A Securities Inc Mortgage Loan Trust 1.952% (LIBOR + 0.400%) due 04/25/35 §	108,488	101,315
DSLA Mortgage Loan Trust 2.335% (LIBOR + 0.840%) due 09/19/44 §	355,368	349,589
Fannie Mae Connecticut Avenue Securities
2.102% (LIBOR + 0.550%) due 01/25/30 §	424,437	425,022
2.302% (LIBOR + 0.750%) due 02/25/30 §	452,836	454,326
2.402% (LIBOR + 0.850%) due 11/25/29 §	256,884	258,349
2.502% (LIBOR + 0.950%) due 10/25/29 §	352,491	355,353
2.702% (LIBOR + 1.150%) due 09/25/29 §	486,179	490,666
3.652% (LIBOR + 2.100%) due 08/25/28 §	59,919	60,273
Fannie Mae REMICS
1.852% (LIBOR + 0.300%) due 11/25/47 §	225,947	225,761
2.052% (LIBOR + 0.500%) due 11/25/46 §	431,243	434,108
3.000% due 11/25/47	441,252	445,322
5.000% due 08/25/19	9,806	9,921
Freddie Mac REMICS
1.977% (LIBOR + 0.500%) due 09/15/46 §	1,427,728	1,441,200
2.000% due 02/15/40	315,462	312,557
Freddie Mac Structured Agency Credit Risk Debt
2.102% (LIBOR + 0.550%) due 04/25/30 §	245,831	245,870
2.302% (LIBOR + 0.750%) due 03/25/30 §	246,163	247,177
2.352% (LIBOR + 0.800%) due 12/25/29 §	240,868	241,689
2.752% (LIBOR + 1.200%) due 08/25/29-10/25/29 §	639,259	648,263
3.302% (LIBOR + 1.750%) due 09/25/28 §	36,835	36,910
3.991% due 09/25/47 § ~	28,645	29,209
Freddie Mac Whole Loan Securities Trust 3.890% due 05/25/47 § ~	77,310	77,700
GS Mortgage-Backed Securities Trust 2.467% due 07/25/44 § ~	38,451	38,141

	Principal Amount	Value

JP Morgan Alternative Loan Trust 1.742% (LIBOR + 0.190%) due 06/25/37 §	$34,910	$34,993
Metlife Securitization Trust 3.000% due 04/25/55 § ~	160,337	162,304
Structured Adjustable Rate Mortgage Loan Trust 3.583% due 11/25/34 §	82,210	81,978

		8,651,270

Fannie Mae - 4.3%

3.000% due 11/01/29-05/01/32	404,254	412,739
3.500% due 06/01/29-04/01/46	1,209,717	1,248,295
4.000% due 09/01/26-11/01/44	477,155	499,924
4.500% due 04/01/26-03/01/46	1,259,430	1,337,877
5.000% due 07/01/19-11/01/44	1,467,769	1,582,338
5.500% due 10/01/35-02/01/42	1,186,771	1,308,238
6.000% due 11/01/35-09/01/39	138,936	157,592

		6,547,003

Freddie Mac - 0.0%

5.500% due 01/01/20-12/01/39	35,801	39,399

Government National Mortgage Association - 0.3%

3.500% due 08/20/32-09/20/32	363,979	377,083
6.000% due 07/15/36	140,583	161,256

		538,339

Total Mortgage-Backed Securities (Cost $23,358,793)		23,302,348

ASSET-BACKED SECURITIES - 21.3%

Allegro Ltd (Cayman) 0.000% (LIBOR + 0.840%) due 07/25/27 § # ~	310,000	310,000
Ally Auto Receivables Trust
2.040% due 12/15/19	40,000	40,030
2.410% due 01/15/21 ~	240,000	240,601
2.460% due 09/15/22	40,000	39,764
2.480% due 02/15/21	40,000	40,007
2.840% due 09/15/22	85,000	85,357
2.930% due 11/15/23	70,000	69,463
AmeriCredit Automobile Receivables Trust
1.530% due 07/08/21	165,000	163,961
1.600% due 07/08/19	10,075	10,074
1.700% due 07/08/20	48,839	48,805
1.810% due 10/08/20	20,259	20,253
2.300% due 03/08/21	400,000	400,598
2.400% due 01/08/21	400,000	401,172
2.580% due 09/08/20	240,000	240,770
2.690% due 06/19/23	110,000	109,830
2.710% due 08/18/22	100,000	99,963
2.710% due 09/08/22	315,000	312,791
2.890% due 01/10/22	385,000	387,833
3.000% due 06/08/21	110,000	111,126
3.340% due 08/08/21	135,000	136,924
3.370% due 11/08/21 ~	225,000	227,091
3.580% due 08/09/21 ~	110,000	111,170
ARI Fleet Lease Trust
1.820% due 07/15/24 ~	39,189	39,172
1.910% due 04/15/26 ~	100,000	99,798
Ascentium Equipment Receivables LLC 1.930% due 03/11/19 ~	75,790	75,786
Ascentium Equipment Receivables Trust
1.460% due 04/10/19 ~	24,782	24,746
1.750% due 11/13/18 ~	4,944	4,944
1.870% due 07/10/19 ~	95,000	94,874
2.290% due 06/10/21 ~	95,000	94,730
2.310% due 12/10/21 ~	230,000	228,711

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Avis Budget Rental Car Funding AESOP LLC
1.920% due 09/20/19 ~	$675,000	$674,050
2.100% due 03/20/19 ~	250,000	250,009
2.500% due 02/20/21 ~	240,000	240,068
2.620% due 09/20/19 ~	135,000	135,189
2.970% due 02/20/20 ~	350,000	352,400
3.660% due 02/20/20 ~	310,000	313,145
Babson Ltd (Cayman) 2.425% (LIBOR + 0.800%) due 01/20/28 § ~	385,000	385,000
Bayview Mortgage Fund Trust 3.500% due 01/28/58 § ~	248,289	254,204
Bayview Opportunity Master Fund Trust 3.500% due 01/28/55 § ~	151,269	153,791
BMW Vehicle Lease Trust
1.430% due 09/20/19	75,000	74,691
1.980% due 05/20/20	480,000	479,435
2.070% due 10/20/20	115,000	114,827
2.180% due 06/22/20	185,000	184,920
California Republic Auto Receivables Trust 2.510% due 02/16/21	60,000	59,966
Capital Auto Receivables Asset Trust
1.540% due 08/20/20	60,000	59,851
1.620% due 03/20/19	18,810	18,808
1.630% due 01/20/21	40,000	39,789
1.730% due 09/20/19	80,230	80,230
1.730% due 04/20/20	58,129	58,088
2.430% due 05/20/22 ~	40,000	39,791
2.700% due 09/20/22 ~	65,000	64,909
3.220% due 05/20/19	284,236	284,429
Carlyle Global Market Strategies Ltd (Cayman)
2.363% (LIBOR + 1.000%) due 04/20/27 § ~	250,000	249,974
2.666% (LIBOR + 1.250%) due 05/15/25 § ~	315,000	317,262
CarMax Auto Owner Trust
1.400% due 08/15/21	205,000	202,988
1.690% due 08/15/19	45,000	44,983
1.930% due 11/15/19	65,000	64,991
3.270% due 03/15/22	155,000	155,543
CCG Receivables Trust
1.460% due 11/14/18 ~	5,539	5,538
2.600% due 01/17/23 ~	675,000	676,180
Chrysler Capital Auto Receivables Trust
1.360% due 01/15/20 ~	32,016	31,980
1.640% due 07/15/21 ~	85,000	84,649
3.440% due 08/16/21 ~	380,000	382,654
Citigroup Mortgage Loan Trust Inc 1.712% (LIBOR + 0.160%) due 06/25/37 §	31,933	31,987
CNH Equipment Trust
1.440% due 12/15/21	135,000	133,675
1.930% due 03/15/24	315,000	310,405
2.400% due 02/15/23	265,000	264,695
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	69,995	69,167
2.690% due 03/25/30 ~	106,062	105,329
Enterprise Fleet Financing LLC
1.300% due 09/20/20 ~	9,987	9,984
1.590% due 02/22/21 ~	85,966	85,898
1.740% due 09/20/20 ~	200,000	199,817
1.740% due 02/22/22 ~	465,259	464,401
1.830% due 09/20/21 ~	171,088	171,012
2.040% due 02/22/22 ~	295,000	293,489
2.090% due 02/22/21 ~	250,000	249,954
2.130% due 05/22/23 ~	365,000	364,484
Ford Credit Auto Lease Trust 2.020% due 06/15/20	385,000	384,141
Ford Credit Auto Owner Trust 2.030% due 12/15/27 ~	350,000	345,168

	Principal Amount	Value

Ford Credit Floorplan Master Owner Trust
1.420% due 01/15/20	$380,000	$379,935
1.550% due 07/15/21	240,000	237,913
2.290% due 06/15/20	370,000	370,043
GM Financial Automobile Leasing Trust
1.620% due 09/20/19	140,000	139,816
1.640% due 07/20/19	515,815	515,265
2.120% due 09/20/21	65,000	64,710
2.260% due 08/20/20	45,000	45,051
3.010% due 03/20/20	85,000	85,078
GM Financial Consumer Automobile Receivables Trust 2.330% due 03/16/23 ~	25,000	24,795
GM Financial Consumer Automobile Trust 2.450% due 07/17/23 ~	100,000	99,226
GMF Floorplan Owner Revolving Trust
1.650% due 05/15/20 ~	145,000	144,883
2.220% due 05/15/20 ~	670,000	669,613
2.410% due 05/17/21 ~	100,000	100,043
GreatAmerica Leasing Receivables Funding LLC
1.720% due 04/22/19 ~	90,295	90,226
1.730% due 06/20/19 ~	92,971	92,884
2.060% due 06/22/20 ~	100,000	99,752
GSAA Home Equity Trust
1.530% (US FED + 0.110%) due 07/25/37 §	269,232	250,209
1.832% (LIBOR + 0.280%) due 10/25/35 §	36,264	35,199
Hilton Grand Vacations Trust
1.770% due 11/25/26 ~	102,025	100,477
2.660% due 12/26/28 ~	83,749	83,203
2.960% due 12/26/28 § ~	83,749	83,250
Hyundai Auto Lease Securitization Trust
1.600% due 07/15/19 ~	75,486	75,454
1.650% due 07/15/20 ~	100,000	99,519
2.210% due 05/15/20 ~	500,000	500,206
Hyundai Auto Receivables Trust 2.380% due 04/17/23	395,000	392,699
KKR Ltd (Cayman) 2.409% (LIBOR + 1.050%) due 07/15/27 § ~	405,000	405,930
Kubota Credit Owner Trust
1.500% due 07/15/20 ~	505,000	501,439
1.540% due 03/15/19 ~	150,602	150,503
Madison Park Funding XIV Ltd (Cayman) 2.483% (LIBOR + 1.120%) due 07/20/26 § ~	295,000	296,222
Mercedes-Benz Auto Lease Trust 1.520% due 03/15/19	226,424	226,320
Mill City Mortgage Loan Trust
2.500% due 04/25/57 § ~	70,982	70,714
2.750% due 07/25/59 § ~	167,016	167,346
MMAF Equipment Finance LLC
1.390% due 10/16/19 ~	120,904	120,797
1.590% due 02/08/22 ~	500,000	498,212
2.040% due 02/16/22 ~	100,000	99,509
MVW Owner Trust
2.150% due 04/22/30 ~	28,795	28,436
2.420% due 12/20/34 ~	96,129	95,329
Nationstar HECM Loan Trust 2.013% due 08/25/26 ~	42,054	42,081
Neuberger Berman Ltd (Cayman) 2.572% (LIBOR + 0.850%) due 01/15/28 § # ~	250,000	250,000
Nissan Auto Lease Trust 1.610% due 01/18/22	160,000	159,324
Nissan Master Owner Trust Receivables
1.440% due 01/15/20	365,000	364,947
1.540% due 06/15/21	75,000	74,387

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

OCP Ltd (Cayman) 2.191% (LIBOR + 0.820%) due 10/26/27 § ~	$360,000	$360,313
OZLM VIII Ltd (Cayman) 2.483% (LIBOR + 1.130%) due 10/17/26 § ~	330,000	330,978
Santander Drive Auto Receivables Trust
2.100% due 06/15/21	25,000	24,937
2.460% due 03/15/22	126,000	126,053
2.470% due 12/15/20	75,000	75,138
2.580% due 05/16/22	30,000	29,923
2.650% due 08/17/20	510,000	511,651
3.490% due 05/17/21	155,000	157,322
3.530% due 08/16/21	105,000	106,849
3.650% due 12/15/21	120,000	121,865
4.020% due 04/15/22	105,000	107,698
Santander Retail Auto Lease Trust 2.960% due 11/21/22 ~	85,000	84,985
Sierra Receivables Funding Co LLC 2.910% due 03/20/34 ~	296,668	297,368
Sierra Timeshare Receivables Funding LLC
2.050% due 06/20/31 § ~	44,854	44,768
2.300% due 10/20/31 ~	68,004	67,787
2.330% due 07/20/33 ~	42,367	42,062
2.400% due 03/22/32 ~	58,511	58,307
2.430% due 10/20/33 ~	109,189	108,641
2.580% due 09/20/32 ~	349,113	349,033
3.080% due 03/21/33 ~	320,098	321,307
SLM Student Loan Trust
1.925% (LIBOR + 0.400%) due 03/25/25 §	150,388	148,836
2.867% (LIBOR + 1.500%) due 04/25/23 §	48,521	49,695
3.017% (LIBOR + 1.650%) due 07/25/22 §	78,656	80,699
3.067% (LIBOR + 1.700%) due 07/25/23 §	77,064	79,555
SMART Trust (Australia) 1.660% due 08/14/19	123,554	123,286
SMB Private Education Loan Trust
2.477% (LIBOR + 1.000%) due 06/15/27 § ~	129,485	131,417
3.050% due 05/15/26 ~	144,120	145,922
Springleaf Funding Trust 2.900% due 11/15/29 ~	100,000	100,185
Synchrony Credit Card Master Note Trust
1.690% due 03/15/21	485,000	484,499
2.040% due 03/15/22	750,000	749,904
2.620% due 09/15/23	85,000	84,676
Towd Point Mortgage Trust
2.250% due 07/25/56 § ~	73,941	73,512
2.750% due 02/25/55 § ~	55,062	55,204
2.750% due 04/25/55 § ~	94,865	95,117
2.750% due 05/25/55 § ~	85,326	85,545
2.750% due 08/25/55 § ~	68,154	68,299
2.750% due 10/25/56 § ~	82,249	82,340
2.750% due 04/25/57 § ~	183,339	183,404
2.750% due 07/25/57 § ~	375,061	375,340
2.750% due 10/25/57 § ~	612,217	611,550
USAA Auto Owner Trust 1.960% due 11/15/22	165,000	164,697
Verizon Owner Trust
2.150% due 05/20/21 ~	160,000	159,159
2.360% due 05/20/21 ~	125,000	124,294
2.450% due 09/20/21 ~	100,000	100,062
2.530% due 04/20/22 ~	120,000	119,412
2.650% due 09/20/21 ~	100,000	99,934
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21	655,000	654,055

	Principal Amount	Value

Volvo Financial Equipment LLC
1.670% due 02/18/20 ~	$55,000	$54,933
1.940% due 11/15/21 ~	630,000	629,954
Wells Fargo Home Equity Trust 1.702% (LIBOR + 0.150%) due 01/25/37 §	109,795	109,181
Wendys Funding LLC 3.371% due 06/15/45 ~	527,850	530,683
Wheels SPV LLC
1.270% due 04/22/24 ~	48,254	48,210
1.590% due 05/20/25 ~	135,704	135,359
World Omni Automobile Lease Securitization Trust 2.320% due 08/15/22	55,000	54,974

Total Asset-Backed Securities (Cost $32,795,012)		32,740,104

U.S. GOVERNMENT AGENCY ISSUES - 0.5%

Fannie Mae 1.500% due 07/30/20	775,000	765,650

Total U.S. Government Agency Issues (Cost $772,971)		765,650

U.S. TREASURY OBLIGATIONS - 6.2%

U.S. Treasury Notes - 6.2%

1.000% due 11/15/19	225,000	221,384
1.250% due 01/31/20	380,000	374,972
1.375% due 09/15/20	1,580,000	1,557,505
1.500% due 06/15/20	1,130,000	1,118,639
1.625% due 11/30/20	4,895,000	4,846,229
1.875% due 12/15/20	1,495,000	1,490,709

Total U.S. Treasury Obligations (Cost $9,686,256)		9,609,438

MUNICIPAL BONDS - 0.1%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	150,000	149,720

Total Municipal Bonds (Cost $150,000)		149,720

SHORT-TERM INVESTMENTS - 2.4%

Commercial Paper - 1.9%

Enbridge Energy Partners LP 1.974% due 01/16/18	840,000	839,281
Energy Transfer Partners LP 2.359% due 01/16/18	1,305,000	1,303,667
Ford Motor Credit Co LLC 2.152% due 08/23/18	775,000	764,449

		2,907,397

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Shares	Value

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio	716,916	$716,916

Total Short-Term Investments (Cost $3,624,855)		3,624,313

TOTAL INVESTMENTS - 100.0% (Cost $154,118,141)		153,845,830

DERIVATIVES - (0.0%)
(See Notes (b) and (c) in Notes to Schedule of Investments)		(67,329)

OTHER ASSETS & LIABILITIES, NET - 0.0%		99,628

NET ASSETS - 100.0%		$153,878,129

Notes to Schedule of Investments

(a)	As of December 31, 2017, $86,300 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of December 31, 2017 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	03/18	200	$42,898,806	$42,821,876	($76,930)
U.S. Treasury 5-Year Notes	03/18	40	4,668,189	4,646,562	(21,627)

					(98,557)

Short Futures Outstanding
U.S. Treasury 10-Year Notes	03/18	53	6,609,595	6,574,485	35,110

Total Futures Contracts					($63,447)

(c)	Forward foreign currency contracts outstanding as of December 31, 2017 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation (Depreciation)
USD	244,384	EUR	206,245	02/18	HSB	($3,882)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$83,654,257	$—	$83,654,257	$—
	Mortgage-Backed Securities	23,302,348	—	23,302,348	—
	Asset-Backed Securities	32,740,104	—	32,740,104	—
	U.S. Government Agency Issues	765,650	—	765,650	—
	U.S. Treasury Obligations	9,609,438	—	9,609,438	—
	Municipal Bonds	149,720	—	149,720	—
	Short-Term Investments	3,624,313	716,916	2,907,397	—
	Derivatives:
	Interest Rate Contracts
	Futures	35,110	35,110	—	—

	Total Assets	153,880,940	752,026	153,128,914	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,882)	—	(3,882)	—
	Interest Rate Contracts
	Futures	(98,557)	(98,557)	—	—

	Total Liabilities - Derivatives	(102,439)	(98,557)	(3,882)	—

	Total	$153,778,501	$653,469	$153,125,032	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount		Value

CORPORATE BONDS & NOTES - 20.6%

Argentina - 0.1%

YPF SA 8.500% due 07/28/25 ~		$40,000	$46,500

Azerbaijan - 0.6%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~		220,000	250,512

Brazil - 1.5%

Marfrig Holdings Europe BV 8.000% due 06/08/23 ~		200,000	209,250
Petrobras Global Finance BV
6.850% due 06/05/15		80,000	77,300
6.875% due 01/20/40		50,000	50,687
8.750% due 05/23/26		65,000	77,837
QGOG Atlantic 5.250% due 07/30/19 ~		50,000	49,250
Vale Overseas Ltd
6.875% due 11/21/36		50,000	61,500
6.875% due 11/10/39		70,000	86,187

			612,011

Chile - 1.1%

Corp Nacional del Cobre de Chile
4.500% due 08/01/47 ~		200,000	215,678
4.875% due 11/04/44 ~		200,000	227,998

			443,676

China - 0.8%

Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~		100,000	104,431
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~		200,000	225,936

			330,367

Colombia - 0.4%

Ecopetrol SA 7.625% due 07/23/19		40,000	43,000
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP	314,000,000	108,442

			151,442

Georgia - 0.5%

Georgian Railway JSC 7.750% due 07/11/22 ~		$200,000	224,577

Hong Kong - 0.2%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~		100,000	105,647

Indonesia - 0.8%

Majapahit Holding BV 8.000% due 08/07/19 ~		100,000	108,430
P.T. Pertamina Persero 6.000% due 05/03/42 ~		200,000	227,800

			336,230

Kazakhstan - 1.5%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~		220,000	227,370
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~		300,000	352,540
Kazkommertsbank JSC 5.500% due 12/21/22 ~		45,427	45,484

			625,394

	Principal Amount	Value

Luxembourg - 0.5%

Altice Financing SA 7.500% due 05/15/26 ~	$200,000	$213,500

Malaysia - 0.6%

Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	267,200

Mexico - 2.4%

Axtel SAB de CV 6.375% due 11/14/24 ~	200,000	207,000
Comision Federal de Electricidad
4.875% due 01/15/24 ~	200,000	214,000
8.180% due 12/23/27 ~	MXN 950,000	47,374
Petroleos Mexicanos
5.500% due 06/27/44	$15,000	13,837
5.625% due 01/23/46	100,000	92,800
6.000% due 03/05/20	20,000	21,245
6.500% due 06/02/41	75,000	77,325
6.750% due 09/21/47	144,000	150,674
6.875% due 08/04/26	112,000	127,260
7.190% due 09/12/24 ~	MXN 1,670,000	75,661

		1,027,176

Netherlands - 0.5%

VEON Holdings BV 4.950% due 06/16/24 ~	$200,000	203,300

Pakistan - 0.9%

The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	350,000	363,148

Peru - 0.8%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 358,000	111,237
Nexa Resources SA 5.375% due 05/04/27 ~	$200,000	212,500

		323,737

Philippines - 0.4%

Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	130,000	166,142

Russia - 1.8%

Gazprom Neft OAO 4.375% due 09/19/22 ~	200,000	204,976
Gazprom OAO
8.625% due 04/28/34 ~	25,000	34,089
9.250% due 04/23/19 ~	60,000	64,835
Sberbank of Russia 5.250% due 05/23/23 ~	200,000	208,759
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	232,000	240,780

		753,439

South Africa - 1.3%

Eskom Holdings SOC Ltd
5.750% due 01/26/21 ~	356,000	352,760
6.750% due 08/06/23 ~	200,000	204,163

		556,923

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

United Kingdom - 1.1%

Standard Chartered Bank 7.590% due 01/13/26 ~	INR 30,000,000	$470,983

Venezuela - 2.8%

Petroleos de Venezuela SA
5.375% due 04/12/27 ~	$93,000	22,087
8.500% due 10/27/20 ~	1,320,750	1,083,015
9.000% due 11/17/21 Y ~	119,354	33,718
9.750% due 05/17/35 ~	146,278	40,007
12.750% due 02/17/22 ~	57,000	16,097

		1,194,924

Total Corporate Bonds & Notes (Cost $8,395,804)		8,666,828

SENIOR LOAN NOTES - 1.6%

United Arab Emirates - 1.6%

Dubai Drydocks LLC Term A 0.100% due 10/18/27 * Y	287,369	63,940
Dubai World Term B1 2.000% Cash or 1.750% PIK due 09/30/22	662,307	619,257

Total Senior Loan Notes (Cost $649,532)		683,197

FOREIGN GOVERNMENT BONDS & NOTES - 66.6%

Argentina - 2.2%

Argentina Bonar 25.149% (ARS Deposit + 2.000%) due 04/03/22 §	ARS 1,529,000	81,468
25.652% (ARS Deposit + 2.500%)
due 03/11/19 §	486,000	26,258
26.383% (ARS Deposit + 3.250%)
due 03/01/20 §	470,000	25,766
Argentina POM Politica Monetaria 28.750% (ARS Reference + 0.000%) due 06/21/20 §	2,895,716	163,345
Argentine Bonos del Tesoro
21.200% due 09/19/18	380,000	19,383
22.750% due 03/05/18	2,319,522	123,113
Argentine Republic Government 2.500% due 12/31/38 § ^	$282,217	208,177
7.500% due 04/22/26	252,000	285,680

		933,190

Belarus - 1.8%

Republic of Belarus
6.875% due 02/28/23 ~	200,000	215,898
7.625% due 06/29/27 ~	200,000	223,750
8.950% due 01/26/18 ~	329,000	330,318

		769,966

Brazil - 7.9%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	70,000	73,588
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 08/15/22 ^	BRL 737,000	712,620
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/23	2,988,000	913,696
10.000% due 01/01/25	1,755,000	529,732
10.000% due 01/01/27	1,763,000	527,693

	Principal Amount	Value

Brazilian Government
4.250% due 01/07/25	$175,000	$178,194
4.625% due 01/13/28	200,000	201,150
5.000% due 01/27/45	141,000	131,764
8.250% due 01/20/34	30,000	39,375

		3,307,812

Colombia - 1.5%

Colombia Government
5.000% due 06/15/45	262,000	277,720
6.125% due 01/18/41	183,000	221,430
8.125% due 05/21/24	115,000	145,527

		644,677

Costa Rica - 0.4%

Costa Rica Government
4.375% due 04/30/25 ~	90,000	87,300
5.625% due 04/30/43 ~	90,000	79,840

		167,140

Croatia - 1.3%

Croatia Government
6.000% due 01/26/24 ~	310,000	354,138
6.625% due 07/14/20 ~	160,000	174,481

		528,619

Dominican Republic - 2.1%

Dominican Republic
5.500% due 01/27/25 ~	130,000	137,962
5.875% due 04/18/24 ~	100,000	107,912
6.600% due 01/28/24 ~	100,000	112,375
6.850% due 01/27/45 ~	140,000	157,955
6.875% due 01/29/26 ~	140,000	160,168
7.500% due 05/06/21 ~	170,000	185,937

		862,309

Ecuador - 5.8%

Ecuador Government
7.950% due 06/20/24 ~	368,000	392,380
8.750% due 06/02/23 ~	228,000	252,795
8.875% due 10/23/27 ~	200,000	220,750
9.650% due 12/13/26 ~	200,000	230,250
10.500% due 03/24/20 ~	680,000	754,800
10.750% due 03/28/22 ~	504,000	590,310

		2,441,285

Egypt - 1.5%

Egypt Government
6.875% due 04/30/40 ~	100,000	101,108
7.500% due 01/31/27 ~	250,000	276,848
8.500% due 01/31/47 ~	200,000	230,142

		608,098

El Salvador - 0.9%

El Salvador Government
5.875% due 01/30/25 ~	40,000	40,400
6.375% due 01/18/27 ~	60,000	61,275
7.625% due 02/01/41 ~	150,000	163,500
7.650% due 06/15/35 ~	35,000	38,112
8.250% due 04/10/32 ~	37,000	42,683
8.625% due 02/28/29 ~	40,000	46,900

		392,870

Ethiopia - 0.8%

Ethiopia International 6.625% due 12/11/24 ~	310,000	325,856

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Gabon - 0.5%

Gabon Government 6.375% due 12/12/24 ~	$200,000	$203,609

Hungary - 1.7%

Hungary Government
5.375% due 02/21/23	178,000	198,327
5.375% due 03/25/24	84,000	95,188
5.500% due 06/24/25	HUF 20,790,000	101,555
5.750% due 11/22/23	$166,000	190,165
7.625% due 03/29/41	76,000	119,332

		704,567

India - 1.3%

India Government 7.720% due 05/25/25	INR 34,000,000	544,085

Indonesia - 3.6%

Indonesia Government
5.125% due 01/15/45 ~	$200,000	221,436
5.950% due 01/08/46 ~	200,000	247,265
7.750% due 01/17/38 ~	100,000	143,198
Indonesia Treasury
5.625% due 05/15/23	IDR 1,291,000,000	93,378
6.625% due 05/15/33	711,000,000	51,254
7.000% due 05/15/22	303,000,000	23,293
7.000% due 05/15/27	790,000,000	61,197
7.500% due 08/15/32	2,972,000,000	232,258
7.500% due 05/15/38	664,000,000	51,388
8.375% due 03/15/24	146,000,000	11,986
8.375% due 09/15/26	3,583,000,000	299,173
8.750% due 05/15/31	833,000,000	71,711

		1,507,537

Ivory Coast - 0.6%

Ivory Coast Government 5.750% due 12/31/32 § ~	$257,655	258,167

Kazakhstan - 1.2%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	200,000	203,292
Kazakhstan Government 6.500% due 07/21/45 ~	230,000	295,900

		499,192

Lebanon - 1.9%

Lebanon Government
5.150% due 11/12/18 ~	30,000	29,947
5.450% due 11/28/19 ~	73,000	72,697
6.000% due 01/27/23 ~	60,000	57,648
6.100% due 10/04/22 ~	249,000	242,915
6.200% due 02/26/25 ~	60,000	56,809
6.375% due 03/09/20 ~	85,000	85,288
6.600% due 11/27/26 ~	39,000	37,318
6.750% due 11/29/27 ~	38,000	36,325
8.250% due 04/12/21 ~	181,000	189,297

		808,244

Malaysia - 1.5%

Malaysia Government
3.418% due 08/15/22	MYR 84,000	20,507
3.480% due 03/15/23	27,000	6,572
3.654% due 10/31/19	113,000	28,192
3.659% due 10/15/20	1,250,000	311,698
3.759% due 03/15/19	113,000	28,151
3.844% due 04/15/33	382,000	88,441
3.882% due 03/10/22	130,000	32,558
3.900% due 11/30/26	21,000	5,126

	Principal Amount	Value

3.955% due 09/15/25	MYR 9,000	$2,211
4.181% due 07/15/24	217,000	54,344
4.254% due 05/31/35	8,000	1,903
4.392% due 04/15/26	22,000	5,552
4.498% due 04/15/30	99,000	24,511

		609,766

Mexico - 5.4%

Mexican Bonos
5.750% due 03/05/26	MXN 7,730,000	347,908
6.500% due 06/10/21	10,130,000	498,115
6.500% due 06/09/22	7,790,000	379,629
8.000% due 12/07/23	2,240,000	115,877
10.000% due 12/05/24	5,880,000	337,378
Mexican Udibonos 4.000% due 06/13/19 ^	8,726,158	447,412
Mexico Government
4.750% due 03/08/44	$38,000	38,513
5.550% due 01/21/45	34,000	38,378
5.750% due 10/12/10	42,000	44,940
6.050% due 01/11/40	30,000	35,453

		2,283,603

Morocco - 0.8%

Morocco Government 4.250% due 12/11/22 ~	320,000	338,163

Oman - 0.5%

Oman Government 6.500% due 03/08/47 ~	200,000	200,762

Pakistan - 1.0%

Pakistan Government
6.875% due 12/05/27 ~	200,000	201,024
8.250% due 04/15/24 ~	200,000	221,317

		422,341

Panama - 0.8%

Panama Government
6.700% due 01/26/36	80,000	106,880
7.125% due 01/29/26	100,000	128,750
8.875% due 09/30/27	40,000	58,200
9.375% due 04/01/29	40,000	60,800

		354,630

Peru - 1.9%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 236,000	77,969
Peruvian Government
5.625% due 11/18/50	$177,000	227,534
6.150% due 08/12/32 ~	PEN 78,000	25,709
6.900% due 08/12/37 ~	62,000	21,552
6.950% due 08/12/31 ~	207,000	72,984
7.350% due 07/21/25	$178,000	231,044
8.750% due 11/21/33	100,000	157,750

		814,542

Philippines - 1.1%

Philippine Government
7.750% due 01/14/31	170,000	242,682
9.500% due 02/02/30	100,000	158,360
10.625% due 03/16/25	46,000	69,564

		470,606

Poland - 1.5%

Republic of Poland Government
2.500% due 07/25/26	PLN 767,000	208,785
3.000% due 03/17/23	$37,000	37,680

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

3.250% due 07/25/25	PLN 736,000	$213,371
4.000% due 10/25/23	445,000	136,346
5.000% due 03/23/22	$39,000	42,754

		638,936

Romania - 1.4%

Romanian Government 4.375% due 08/22/23 ~	214,000	229,569
5.800% due 07/26/27	RON 230,000	66,673
6.125% due 01/22/44 ~	$38,000	49,179
6.750% due 02/07/22 ~	192,000	220,214

		565,635

Russia - 2.6%

Russia Federal
7.400% due 12/07/22	RUB 4,872,000	85,916
7.500% due 08/18/21	17,263,000	305,114
7.700% due 03/23/33	1,359,000	23,713
7.750% due 09/16/26	18,710,000	333,809
8.500% due 09/17/31	8,032,000	151,134
Russia Foreign 5.250% due 06/23/47 ~	$200,000	209,725

		1,109,411

South Africa - 5.0%

Republic of South Africa Government
4.300% due 10/12/28	224,000	216,622
7.000% due 02/28/31	ZAR 5,206,000	351,114
7.750% due 02/28/23	2,631,930	211,676
8.000% due 01/31/30	2,163,800	160,232
8.250% due 03/31/32	1,725,640	127,939
8.500% due 01/31/37	1,524,000	111,006
8.750% due 01/31/44	1,852,000	134,935
8.750% due 02/28/48	4,493,630	329,345
9.000% due 01/31/40	1,721,760	129,751
10.500% due 12/21/26	3,628,260	327,826

		2,100,446

Thailand - 0.5%

Thailand Government
1.250% due 03/12/28 ^ ~	THB 1,045,335	31,184
2.875% due 06/17/46	2,921,000	85,447
3.400% due 06/17/36	1,619,000	53,310
4.675% due 06/29/44	659,000	25,895

		195,836

Turkey - 1.9%

Turkey Government
3.000% due 02/23/22 ^	TRY 312,323	83,550
3.250% due 03/23/23	$200,000	189,919
5.750% due 03/22/24	200,000	212,123
6.750% due 05/30/40	110,000	121,370
7.000% due 06/05/20	42,000	45,377
7.375% due 02/05/25	30,000	34,621
11.000% due 02/24/27	TRY 490,000	123,939

		810,899

Ukraine - 0.8%

Ukraine Government
7.750% due 09/01/22 ~	$114,000	121,503
7.750% due 09/01/23 ~	114,000	121,302
7.750% due 09/01/24 ~	100,000	105,490

		348,295

Uruguay - 1.0%

Uruguay Government
4.125% due 11/20/45	78,548	79,137
4.500% due 08/14/24	114,235	124,173
5.100% due 06/18/50	20,000	22,250

	Principal Amount	Value

7.625% due 03/21/36	$52,000	$74,363
7.875% due 01/15/33	93,000	133,455

		433,378

Venezuela - 1.1%

Venezuela Government
7.750% due 10/13/19 ~	81,000	18,833
8.250% due 10/13/24 ~	232,000	47,560
9.000% due 05/07/23 Y ~	89,000	18,913
9.250% due 09/15/27	172,000	37,840
9.250% due 05/07/28 Y ~	165,000	34,238
11.750% due 10/21/26 Y ~	614,000	136,615
11.950% due 08/05/31 ~	858,900	176,075
12.750% due 08/23/22 ~	41,000	9,020

		479,094

Vietnam - 0.5%

Vietnam Government 6.750% due 01/29/20 ~	180,000	194,452

Zambia - 0.3%

Zambia Government 8.970% due 07/30/27 ~	107,000	120,609

Total Foreign Government Bonds & Notes (Cost $27,501,052)		27,998,627

SHORT-TERM INVESTMENTS - 7.0%

Foreign Goverment Issues - 0.4%

Letras del Banco Central de la Republica Argentina 29.876% due 06/21/18	ARS 3,421,355	162,407

	Shares
Money Market Fund - 6.6%

BlackRock Liquidity Funds T-Fund Portfolio	2,747,240	2,747,240

Total Short-Term Investments (Cost $2,922,997)		2,909,647

TOTAL INVESTMENTS - 95.8% (Cost $39,469,385)		40,258,299

DERIVATIVES - 1.4%
(See Notes (c) and (d) in Notes to Schedule of Investments)		587,412

OTHER ASSETS & LIABILITIES, NET - 2.8%		1,189,583

NET ASSETS - 100.0%		$42,035,294

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $287,424 or 0.7% of the Fund’s net assets were in default as of December 31, 2017.

(b)	As of December 31, 2017, $358,383 in cash was segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of December 31, 2017 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation (Depreciation)
ARS	2,375,725	USD	129,467	01/18	CSF	($4,260)
BRL	3,200,350	USD	972,308	01/18	HSB	(8,081)
BRL	1,217,775	USD	375,410	01/18	MER	(8,509)
CLP	68,673,150	USD	105,000	01/18	BNP	6,588
CLP	123,754,250	USD	190,000	01/18	CSF	11,090
CLP	300,142,948	USD	475,579	01/18	DUB	12,127
CLP	79,294,625	USD	125,000	01/18	SCB	3,847
CNY	6,973,980	USD	1,057,705	01/18	ANZ	11,200
COP	2,380,206,250	USD	784,462	01/18	HSB	10,522
COP	127,595,441	USD	41,931	01/18	MSC	686
COP	500,000,000	USD	165,207	01/18	SCB	1,792
CZK	5,123,074	USD	207,274	01/18	BNP	33,413
CZK	3,330,287	USD	134,933	01/18	CIT	21,526
CZK	8,271,375	USD	388,930	01/18	HSB	237
CZK	2,405,089	USD	97,410	01/18	SCB	15,584
CZK	6,820,788	USD	319,176	04/18	BNP	3,112
EGP	499,980	USD	26,000	04/18	BNP	1,358
EGP	862,117	USD	44,785	04/18	GSC	2,377
EGP	1,859,110	USD	98,885	04/18	MER	2,830
EGP	742,400	USD	39,374	06/18	HSB	705
EGP	988,500	USD	50,000	07/18	MER	2,973
EUR	407,131	USD	488,554	01/18	BNP	150
HUF	65,279,531	USD	248,703	01/18	HSB	3,814
HUF	98,897,608	USD	379,704	02/18	BNP	3,313
IDR	171,648,851	USD	12,592	01/18	DUB	19
IDR	675,000,000	USD	49,636	01/18	HSB	(44)
ILS	456,568	USD	130,982	01/18	MER	396
INR	10,157,115	USD	156,367	01/18	BNP	2,156
INR	3,484,089	USD	52,200	01/18	BRC	2,176
INR	12,188,190	USD	182,800	01/18	GSC	7,422
KRW	1,195,861,747	USD	1,049,830	01/18	ANZ	67,836
MXN	9,949,425	USD	522,500	01/18	BNP	(19,749)
MXN	9,620,843	USD	505,000	01/18	CSF	(18,852)
MXN	1,640,513	USD	82,500	01/18	DUB	396
MXN	875,972	USD	45,000	01/18	GSC	(736)
MXN	1,371,361	USD	68,902	01/18	HSB	394
MYR	395,411	USD	93,297	01/18	DUB	4,284
PEN	68,130	USD	21,000	01/18	BNP	(19)
PEN	598,690	USD	184,000	01/18	BNP	365
PEN	1,273,063	USD	391,917	01/18	CSF	121
PHP	7,849,867	USD	151,521	01/18	BNP	5,492
PLN	435,384	USD	118,902	01/18	BRC	6,178
PLN	3,047,587	USD	865,197	01/18	SCB	10,338
PLN	860,790	USD	239,941	02/18	MER	7,363
PLN	453,155	USD	127,334	04/18	HSB	2,934
RON	41,910	USD	10,760	01/18	MER	12
RON	1,400,133	USD	357,259	02/18	HSB	2,330
RUB	28,125,663	USD	481,212	01/18	DUB	5,061
RUB	28,193,898	USD	477,640	02/18	BRC	7,558
SGD	1,104,673	USD	813,013	01/18	ANZ	13,377
THB	3,812,835	USD	115,684	01/18	BNP	1,419
THB	10,234,500	USD	310,089	01/18	BRC	4,241
THB	10,440,000	USD	315,761	01/18	CIT	4,881
THB	8,434,300	USD	252,963	01/18	GSC	6,078
THB	3,847,650	USD	116,592	01/18	SCB	1,580
THB	10,971,000	USD	338,214	02/18	GSC	(1,034)
TRY	1,872,439	USD	475,851	01/18	BNP	13,299
TRY	227,095	USD	57,776	01/18	HSB	1,549
TRY	1,817,586	USD	475,055	01/18	SCB	(236)
TWD	19,087,684	USD	633,995	01/18	ANZ	8,656
USD	30,000	ARS	559,800	01/18	BNP	497
USD	1,250,000	BRL	4,418,125	01/18	BNP	(81,128)
USD	137,185	BRL	454,764	02/18	BNP	649
USD	968,585	BRL	3,200,350	02/18	HSB	7,727
USD	85,000	CLP	54,276,550	01/18	BNP	(3,195)
USD	21,000	CLP	13,419,000	01/18	HSB	(805)
USD	48,000	CNY	320,856	01/18	ANZ	(1,178)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation (Depreciation)
USD	70,000	CNY	468,755	01/18	BNP	($1,846)
USD	102,367	COP	312,372,901	01/18	CSF	(1,965)
USD	197,135	COP	586,082,805	01/18	CSF	1,385
USD	40,000	COP	121,840,000	01/18	DUB	(694)
USD	75,000	COP	227,475,000	01/18	HSB	(976)
USD	90,000	CZK	1,982,790	01/18	BNP	(3,290)
USD	438,094	EUR	407,131	01/18	BNP	(50,611)
USD	83,000	HUF	22,121,437	01/18	HSB	(2,571)
USD	49,770	IDR	680,996,541	01/18	ANZ	(263)
USD	67,000	IDR	918,905,000	01/18	GSC	(511)
USD	95,000	IDR	1,311,380,000	01/18	SCB	(1,346)
USD	31,000	INR	2,029,787	01/18	BNP	(679)
USD	90,000	INR	5,913,450	01/18	MER	(2,291)
USD	105,000	KRW	118,293,000	01/18	HSB	(5,558)
USD	43,000	KRW	48,258,900	01/18	MER	(2,103)
USD	222,000	MXN	4,323,686	01/18	BNP	3,521
USD	598,464	MXN	11,621,567	01/18	DUB	11,217
USD	260,034	MXN	5,027,394	01/18	HSB	5,996
USD	154,964	MYR	653,457	01/18	DUB	(6,298)
USD	227,779	PEN	744,148	01/18	BNP	(1,380)
USD	287,500	PEN	936,688	01/18	DUB	(951)
USD	58,000	PEN	189,370	01/18	HSB	(316)
USD	67,000	PLN	244,290	01/18	HSB	(3,182)
USD	130,000	PLN	475,293	01/18	MER	(6,546)
USD	79,000	RON	313,098	01/18	HSB	(1,468)
USD	22,856	RON	89,411	01/18	ING	(124)
USD	100,000	RUB	5,915,750	01/18	HSB	(2,279)
USD	52,000	RUB	3,069,950	01/18	MER	(1,077)
USD	31,000	SGD	42,165	01/18	BNP	(543)
USD	85,000	SGD	116,146	01/18	HSB	(1,887)
USD	60,000	THB	1,993,200	01/18	GSC	(1,217)
USD	337,777	THB	10,971,000	01/18	GSC	826
USD	90,000	THB	2,994,840	01/18	HSB	(1,980)
USD	51,800	TRY	200,956	01/18	BNP	(697)
USD	90,000	TRY	352,539	01/18	BRC	(2,096)
USD	50,710	TRY	196,679	01/18	CIT	(670)
USD	51,000	TRY	198,116	01/18	GSC	(755)
USD	285,490	TRY	1,125,855	01/18	SCB	(8,624)
USD	25,000	TWD	750,000	01/18	BNP	(251)
USD	55,000	TWD	1,653,300	01/18	MER	(664)
USD	130,000	ZAR	1,709,158	01/18	CIT	(7,414)
USD	325,000	ZAR	4,216,193	01/18	MER	(13,976)
ZAR	560,830	USD	41,094	01/18	BRC	3,996
ZAR	199,470	USD	15,589	01/18	HSB	448
ZAR	1,705,585	USD	122,361	01/18	MER	14,766

Total Forward Foreign Currency Contracts						$101,258

(d)	Swap agreements outstanding as of December 31, 2017 were as follows:

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Payment Frequency	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	Q	HSB	3.555%	03/18/18	MYR 2,300,000	$181	$—	$181

		Exchange
Brazil CETIP Interbank	Z	CME	10.375%	01/04/21	BRL 2,464,955	39,637	—	39,637
28-Day MXN-TIIE	L	CME	6.720%	09/14/22	MXN 4,000,000	(9,204)	—	(9,204)
28-Day MXN-TIIE	L	CME	7.225%	12/14/22	4,000,000	(5,364)	—	(5,364)
Brazil CETIP Interbank	Z	CME	10.550%	01/02/25	BRL 423,338	5,263	—	5,263

						30,332	—	30,332

Total Interest Rate Swaps – Pay Floating Rate						$30,513	$—	$30,513

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	Z / Z	CME	8.880%	01/04/21	BRL 1,966,614	($1,035)	$—	($1,035)
3-Month USD-LIBOR	S / Q	LCH	2.130%	11/16/26	$300,000	5,618	—	5,618
3-Month USD-LIBOR	S / Q	LCH	2.217%	11/28/26	260,000	3,043	—	3,043
3-Month USD-LIBOR	S / Q	LCH	2.374%	09/15/27	200,000	251	—	251
3-Month USD-LIBOR	S / Q	LCH	2.319%	12/15/27	250,000	1,650	—	1,650

						$9,527	$—	$9,527

Total Interest Rate Swaps						$40,040	$—	$40,040

Total Return Swaps
Receive Total Return		Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21		S	SCB	06/15/21	IDR 621,000,000	$55,979	$62,820	($6,841)
Indonesia Treasury 8.375% due 03/15/24		S	ANZ	03/15/24	369,000,000	30,972	31,538	(566)
Indonesia Treasury 8.375% due 03/15/24		S	SCB	03/15/24	112,000,000	9,401	9,573	(172)
Indonesia Treasury 11.000% due 09/15/25		S	SCB	09/15/25	432,000,000	41,884	50,051	(8,167)
Indonesia Treasury 7.000% due 05/15/27		S	SCB	05/15/27	100,000,000	7,813	7,241	572
Indonesia Treasury 9.000% due 03/15/29		S	ANZ	03/15/29	311,000,000	27,728	23,659	4,069
Indonesia Treasury 10.500% due 08/15/30		S	SCB	08/15/30	622,000,000	61,488	72,612	(11,124)
Indonesia Treasury 6.625% due 05/15/33		S	SCB	05/15/33	270,000,000	19,635	22,873	(3,238)
Indonesia Treasury 8.375% due 03/15/34		S	ANZ	03/15/34	1,261,000,000	106,186	100,195	5,991
Indonesia Treasury 8.375% due 03/15/34		S	SCB	03/15/34	42,000,000	3,536	3,337	199
Indonesia Treasury 8.250% due 05/15/36		S	SCB	05/15/36	980,000,000	81,492	73,521	7,971

						$446,114	$457,420	($11,306)

Total Swap Agreements						$486,154	$457,420	$28,734

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$8,666,828	$—	$8,666,828	$—
	Senior Loan Notes	683,197	—	683,197	—
	Foreign Government Bonds & Notes	27,998,627	—	27,998,627	—
	Short-Term Investments	2,909,647	2,747,240	162,407	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	388,183	—	388,183	—
	Interest Rate Contracts
	Swaps	501,757	—	501,757	—

	Total Assets - Derivatives	889,940	—	889,940	—

	Total Assets	41,148,239	2,747,240	38,400,999	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(286,925)	—	(286,925)	—
	Interest Rate Contracts
	Swaps	(15,603)	—	(15,603)	—

	Total Liabilities - Derivatives	(302,528)	—	(302,528)	—

	Total	$40,845,711	$2,747,240	$38,098,471	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.6%

Basic Materials - 2.1%

DowDuPont Inc	3,395	$241,792
Westlake Chemical Corp	780	83,093

		324,885

Communications - 12.8%

Alphabet Inc ‘A’ *	278	292,845
Alphabet Inc ‘C’ *	202	211,373
Amazon.com Inc *	339	396,450
AT&T Inc	6,868	267,028
CBS Corp ‘B’	2,622	154,698
Comcast Corp ‘A’	5,355	214,468
Facebook Inc ‘A’ *	2,477	437,091

		1,973,953

Consumer, Cyclical - 8.2%

BorgWarner Inc	3,171	162,006
Delta Air Lines Inc	3,160	176,960
Foot Locker Inc	2,540	119,075
McDonald’s Corp	969	166,784
PVH Corp	1,304	178,922
The Home Depot Inc	1,493	282,968
Tiffany & Co	1,677	174,324

		1,261,039

Consumer, Non-Cyclical - 22.4%

AbbVie Inc	2,586	250,092
Allergan PLC	629	102,892
Biogen Inc *	376	119,782
Celgene Corp *	1,083	113,022
Danaher Corp	1,826	169,489
Eli Lilly & Co	2,720	229,731
Gilead Sciences Inc	2,683	192,210
Hill-Rom Holdings Inc	919	77,463
Medtronic PLC	2,754	222,386
PepsiCo Inc	1,613	193,431
Pfizer Inc	5,884	213,118
Post Holdings Inc *	1,450	114,884
The Hershey Co	1,667	189,221
The Kroger Co	4,910	134,780
The Procter & Gamble Co	3,822	351,165
Thermo Fisher Scientific Inc	1,118	212,286
Tyson Foods Inc ‘A’	2,439	197,730
UnitedHealth Group Inc	1,707	376,325

		3,460,007

Energy - 6.3%

Chevron Corp	1,273	159,367
ConocoPhillips	3,553	195,024
EOG Resources Inc	1,527	164,779
Exxon Mobil Corp	1,343	112,329
Halliburton Co	1,820	88,943
Marathon Petroleum Corp	1,667	109,989
TechnipFMC PLC (United Kingdom)	4,481	140,300

		970,731

Financial - 20.0%

American Express Co	1,751	173,892
American Tower Corp REIT	1,368	195,173
Bank of America Corp	9,646	284,750
Chubb Ltd	1,251	182,809
Discover Financial Services	2,518	193,685
E*TRADE Financial Corp *	3,535	175,230
Highwoods Properties Inc REIT	2,128	108,337
Huntington Bancshares Inc	6,156	89,631
Intercontinental Exchange Inc	2,222	156,784

	Shares	Value

JPMorgan Chase & Co	3,940	$421,344
Prologis Inc REIT	2,840	183,208
Raymond James Financial Inc	1,959	174,939
State Street Corp	2,384	232,702
SunTrust Banks Inc	2,799	180,787
Visa Inc ‘A’	3,053	348,103

		3,101,374

Industrial - 8.8%

Cummins Inc	974	172,047
Honeywell International Inc	1,580	242,309
Northrop Grumman Corp	765	234,786
Parker-Hannifin Corp	1,071	213,750
Stanley Black & Decker Inc	1,057	179,362
Waste Management Inc	2,099	181,144
WestRock Co	2,146	135,649

		1,359,047

Technology - 14.9%

Apple Inc	3,923	663,889
Applied Materials Inc	2,133	109,039
Broadcom Ltd	773	198,584
Cognizant Technology Solutions Corp ‘A’	2,470	175,419
Electronic Arts Inc *	1,082	113,675
Microsoft Corp	7,056	603,570
ON Semiconductor Corp *	3,431	71,845
Oracle Corp	5,206	246,140
QUALCOMM Inc	1,994	127,656

		2,309,817

Utilities - 2.1%

Public Service Enterprise Group Inc	3,262	167,993
Xcel Energy Inc	3,411	164,103

		332,096

Total Common Stocks (Cost $12,392,757)		15,092,949

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio	248,048	248,048

Total Short-Term Investment (Cost $248,048)		248,048

TOTAL INVESTMENTS - 99.2% (Cost $12,640,805)		15,340,997

OTHER ASSETS & LIABILITIES, NET - 0.8%		124,806

NET ASSETS - 100.0%		$15,465,803

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$15,092,949	$15,092,949	$—	$—
	Short-Term Investment	248,048	248,048	—	—

	Total	$15,340,997	$15,340,997	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.4%

Basic Materials - 3.2%

DowDuPont Inc	6,113	$435,368
Nucor Corp	2,795	177,706
Westlake Chemical Corp	3,071	327,154

		940,228

Communications - 9.3%

AT&T Inc	19,544	759,871
CBS Corp ‘B’	4,727	278,893
Cisco Systems Inc	9,778	374,497
Comcast Corp ‘A’	9,869	395,253
eBay Inc *	7,939	299,618
The Walt Disney Co	1,846	198,463
Verizon Communications Inc	8,059	426,563

		2,733,158

Consumer, Cyclical - 4.4%

BorgWarner Inc	6,739	344,296
Delta Air Lines Inc	6,748	377,888
PVH Corp	1,893	259,739
The Home Depot Inc	1,682	318,789

		1,300,712

Consumer, Non-Cyclical - 21.2%

AbbVie Inc	3,883	375,525
Allergan PLC	1,587	259,601
Amgen Inc	1,338	232,678
Biogen Inc *	740	235,742
Celgene Corp *	2,162	225,626
Danaher Corp	2,774	257,483
Eli Lilly & Co	2,488	210,136
Gilead Sciences Inc	4,644	332,696
Hill-Rom Holdings Inc	2,081	175,407
Johnson & Johnson	4,735	661,574
Medtronic PLC	3,236	261,307
PepsiCo Inc	3,544	424,996
Pfizer Inc	15,462	560,034
Quanta Services Inc *	7,734	302,477
The Hershey Co	2,035	230,993
The Procter & Gamble Co	4,114	377,994
Thermo Fisher Scientific Inc	1,448	274,946
Tyson Foods Inc ‘A’	4,693	380,462
UnitedHealth Group Inc	1,937	427,031

		6,206,708

Energy - 10.2%

Chevron Corp	5,508	689,547
ConocoPhillips	8,521	467,718
Energen Corp *	4,018	231,316
EOG Resources Inc	4,856	524,011
Exxon Mobil Corp	7,016	586,818
Halliburton Co	5,058	247,184
Marathon Petroleum Corp	3,626	239,243

		2,985,837

Financial - 28.5%

American Express Co	3,647	362,184
Ameriprise Financial Inc	1,970	333,856
Bank of America Corp	35,708	1,054,100
Berkshire Hathaway Inc ‘B’ *	964	191,084
Chubb Ltd	3,838	560,847
Discover Financial Services	5,981	460,059
E*TRADE Financial Corp *	5,840	289,489
Equity LifeStyle Properties Inc REIT	3,383	301,155
Highwoods Properties Inc REIT	3,813	194,120
Huntington Bancshares Inc	32,418	472,006
Intercontinental Exchange Inc	4,764	336,148

	Shares	Value

JPMorgan Chase & Co	11,219	$1,199,760
Morgan Stanley	5,754	301,912
Prologis Inc REIT	5,766	371,965
State Street Corp	5,375	524,654
SunTrust Banks Inc	8,761	565,873
The Allstate Corp	4,612	482,923
Wells Fargo & Co	5,835	354,009

		8,356,144

Industrial - 10.9%

Cummins Inc	1,192	210,555
Deere & Co	1,507	235,861
Honeywell International Inc	1,954	299,665
Northrop Grumman Corp	1,653	507,322
Parker-Hannifin Corp	2,537	506,334
Raytheon Co	2,008	377,203
Stanley Black & Decker Inc	2,649	449,509
Waste Management Inc	5,503	474,909
WestRock Co	2,064	130,465

		3,191,823

Technology - 6.0%

Microsoft Corp	4,402	376,547
ON Semiconductor Corp *	17,386	364,063
Oracle Corp	13,132	620,881
QUALCOMM Inc	6,089	389,818

		1,751,309

Utilities - 4.7%

American Electric Power Co Inc	4,412	324,591
DTE Energy Co	2,236	244,753
Public Service Enterprise Group Inc	7,628	392,842
Xcel Energy Inc	8,764	421,636

		1,383,822

Total Common Stocks (Cost $23,134,401)		28,849,741

SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio	427,245	427,245

Total Short-Term Investment (Cost $427,245)		427,245

TOTAL INVESTMENTS - 99.9% (Cost $23,561,646)		29,276,986

OTHER ASSETS & LIABILITIES, NET - 0.1%		33,163

NET ASSETS - 100.0%		$29,310,149

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP VALUE

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$28,849,741	$28,849,741	$—	$—
	Short-Term Investment	427,245	427,245	—	—

	Total	$29,276,986	$29,276,986	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * Ω ±	142	$325

Total Rights (Cost $0)		325

COMMON STOCKS - 98.1%

Basic Materials - 4.4%

Kaiser Aluminum Corp	16,560	1,769,436
Kraton Corp *	47,011	2,264,520
PolyOne Corp	29,652	1,289,862
Steel Dynamics Inc	25,110	1,082,994
The Chemours Co	36,529	1,828,642
US Silica Holdings Inc	22,477	731,851

		8,967,305

Communications - 5.6%

Ciena Corp *	54,299	1,136,478
GrubHub Inc *	24,679	1,771,952
Imperva Inc *	24,631	977,851
LogMeIn Inc	12,084	1,383,618
NETGEAR Inc *	21,932	1,288,505
Sinclair Broadcast Group Inc ‘A’	41,143	1,557,262
TiVo Corp	57,545	897,702
Vonage Holdings Corp *	114,853	1,168,055
Web.com Group Inc *	51,850	1,130,330

		11,311,753

Consumer, Cyclical - 15.3%

AMC Entertainment Holdings Inc ‘A’	36,440	550,244
Aramark	53,854	2,301,720
Beacon Roofing Supply Inc *	23,040	1,469,030
Big Lots Inc	21,918	1,230,696
Bloomin’ Brands Inc	73,273	1,563,646
Camping World Holdings Inc ‘A’	24,299	1,086,894
Cooper-Standard Holdings Inc *	15,473	1,895,442
iRobot Corp *	19,039	1,460,291
Lithia Motors Inc ‘A’	9,306	1,057,068
Marriott Vacations Worldwide Corp	11,352	1,534,904
Meritor Inc *	60,577	1,421,136
Michael Kors Holdings Ltd *	20,503	1,290,664
Pool Corp	7,795	1,010,622
SkyWest Inc	28,332	1,504,429
Sleep Number Corp *	44,575	1,675,574
Sonic Corp	42,920	1,179,442
Steven Madden Ltd *	22,100	1,032,070
Texas Roadhouse Inc	31,094	1,638,032
The Children’s Place Inc	10,128	1,472,105
Wabash National Corp	72,695	1,577,481
Watsco Inc	12,127	2,062,075
Wolverine World Wide Inc	35,076	1,118,223

		31,131,788

Consumer, Non-Cyclical - 21.3%

Adtalem Global Education Inc *	32,965	1,386,178
Amedisys Inc *	20,600	1,085,826
Cardtronics PLC ‘A’ *	21,383	396,013
Central Garden & Pet Co ‘A’ *	41,603	1,568,849
Charles River Laboratories International Inc *	17,825	1,950,946
Deluxe Corp	23,140	1,778,078
Euronet Worldwide Inc *	17,052	1,436,972
Green Dot Corp ‘A’ *	34,218	2,061,977
Hill-Rom Holdings Inc	27,477	2,316,036
Horizon Pharma PLC *	51,827	756,674
INC Research Holdings Inc ‘A’ *	30,923	1,348,243

	Shares	Value

Insperity Inc	39,151	$2,245,310
Ionis Pharmaceuticals Inc *	19,283	969,935
Ironwood Pharmaceuticals Inc *	49,983	749,245
J&J Snack Foods Corp	5,934	900,959
LHC Group Inc *	22,168	1,357,790
ManpowerGroup Inc	5,587	704,577
MarketAxess Holdings Inc	6,278	1,266,586
Merit Medical Systems Inc *	25,500	1,101,600
Molina Healthcare Inc *	29,482	2,260,680
Nektar Therapeutics *	28,634	1,710,022
NuVasive Inc *	22,365	1,308,129
Performance Food Group Co *	34,438	1,139,898
Post Holdings Inc *	8,829	699,522
PRA Health Sciences Inc *	17,662	1,608,478
Service Corp International	53,137	1,983,073
Supernus Pharmaceuticals Inc *	48,338	1,926,269
Teleflex Inc	10,373	2,581,010
The Cooper Cos Inc	8,236	1,794,460
Vanda Pharmaceuticals Inc *	61,873	940,470

		43,333,805

Energy - 2.0%

Energen Corp *	16,188	931,943
Laredo Petroleum Inc *	114,941	1,219,524
Newfield Exploration Co *	29,726	937,261
PDC Energy Inc *	19,632	1,011,833

		4,100,561

Financial - 18.1%

Alleghany Corp *	3,133	1,867,550
DCT Industrial Trust Inc REIT	26,078	1,532,865
Douglas Emmett Inc REIT	35,988	1,477,667
East West Bancorp Inc	29,574	1,798,986
Equity LifeStyle Properties Inc REIT	18,119	1,612,953
Everest Re Group Ltd	3,897	862,250
FNB Corp	144,400	1,995,608
Highwoods Properties Inc REIT	25,096	1,277,637
Hudson Pacific Properties Inc REIT	39,907	1,366,815
IBERIABANK Corp	21,435	1,661,212
Investors Bancorp Inc	87,166	1,209,864
Mack-Cali Realty Corp REIT	52,848	1,139,403
Mid-America Apartment Communities Inc REIT	8,491	853,855
Moelis & Co ‘A’	9,161	444,309
PacWest Bancorp	37,085	1,869,084
PS Business Parks Inc REIT	7,039	880,508
Radian Group Inc	102,316	2,108,733
Raymond James Financial Inc	18,600	1,660,980
Texas Capital Bancshares Inc *	19,320	1,717,548
The Hanover Insurance Group Inc	12,417	1,342,029
Umpqua Holdings Corp	67,750	1,409,200
Washington Real Estate Investment Trust REIT	45,592	1,418,823
Western Alliance Bancorp *	22,796	1,290,710
Wintrust Financial Corp	20,468	1,685,949
Zions Bancorp	47,147	2,396,482

		36,881,020

Industrial - 17.8%

AAR Corp	28,054	1,102,242
Aerojet Rocketdyne Holdings Inc *	49,388	1,540,906
American Woodmark Corp *	16,579	2,159,415
Barnes Group Inc	27,518	1,741,064
EMCOR Group Inc	23,912	1,954,806
Generac Holdings Inc *	32,790	1,623,761
Graphic Packaging Holding Co	121,414	1,875,846
Harsco Corp *	83,431	1,555,988
Hubbell Inc	7,892	1,068,103
ITT Inc	32,128	1,714,671
Kirby Corp *	11,227	749,964
Knowles Corp *	66,445	974,084
Lydall Inc *	19,374	983,231

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Shares	Value

MasTec Inc *	37,239	$1,822,849
Owens Corning	26,897	2,472,910
PerkinElmer Inc	22,040	1,611,565
Rexnord Corp *	27,971	727,805
Rogers Corp *	7,480	1,211,162
Ryder System Inc	19,623	1,651,668
Spirit AeroSystems Holdings Inc ‘A’	14,768	1,288,508
SPX Corp *	63,878	2,005,130
TopBuild Corp *	19,621	1,486,095
US Concrete Inc *	19,867	1,661,875
WestRock Co	19,989	1,263,505

		36,247,153

Technology - 11.3%

Acxiom Corp *	60,142	1,657,514
Ambarella Inc *	21,917	1,287,624
Aspen Technology Inc *	20,633	1,365,905
Bottomline Technologies Inc *	38,541	1,336,602
CommVault Systems Inc *	23,423	1,229,708
Diebold Nixdorf Inc	41,594	680,062
j2 Global Inc	20,992	1,575,030
Microsemi Corp *	35,688	1,843,285
MKS Instruments Inc	13,283	1,255,244
Nuance Communications Inc *	46,373	758,199
PTC Inc *	22,986	1,396,859
RealPage Inc *	57,950	2,567,185
Silicon Laboratories Inc *	20,617	1,820,481
Synopsys Inc *	16,584	1,413,620
Take-Two Interactive Software Inc *	19,221	2,110,081
Xperi Corp	24,698	602,631

		22,900,030

	Shares	Value

Utilities - 2.3%

Avista Corp	22,081	$1,136,951
Black Hills Corp	21,278	1,279,021
CMS Energy Corp	21,309	1,007,916
Portland General Electric Co	26,930	1,227,469

		4,651,357

Total Common Stocks (Cost $170,684,630)		199,524,772

SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio	4,723,653	4,723,653

Total Short-Term Investment (Cost $4,723,653)		4,723,653

TOTAL INVESTMENTS - 100.4% (Cost $175,408,283)		204,248,750

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(830,416)

NET ASSETS - 100.0%		$203,418,334

Notes to Schedule of Investments

(a)	An investment with a value of $325 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$325	$—	$—	$325
	Common Stocks	199,524,772	199,524,772	—	—
	Short-Term Investment	4,723,653	4,723,653	—	—

	Total	$204,248,750	$204,248,425	$—	$325

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.7%

Basic Materials - 2.7%

AK Steel Holding Corp *	8,946	$50,634
Kraton Corp *	3,835	184,732
PolyOne Corp	5,155	224,243
US Silica Holdings Inc	1,215	39,560

		499,169

Communications - 4.9%

Ciena Corp *	5,169	108,187
GrubHub Inc *	2,344	168,299
Imperva Inc *	2,335	92,700
NETGEAR Inc *	2,119	124,491
Sinclair Broadcast Group Inc ‘A’	4,402	166,616
TiVo Corp	6,650	103,740
Vonage Holdings Corp *	7,321	74,455
Web.com Group Inc *	3,307	72,093

		910,581

Consumer, Cyclical - 12.3%

Beacon Roofing Supply Inc *	1,063	67,777
Big Lots Inc	2,018	113,311
Bloomin’ Brands Inc	5,303	113,166
Camping World Holdings Inc ‘A’	2,028	90,712
Cooper-Standard Holdings Inc *	1,224	149,940
Lithia Motors Inc ‘A’	1,294	146,985
Marriott Vacations Worldwide Corp	1,652	223,367
Meritor Inc *	7,042	165,205
Papa John’s International Inc	1,806	101,335
SkyWest Inc	3,473	184,416
Sleep Number Corp *	4,470	168,027
Sonic Corp	3,971	109,123
Steven Madden Ltd *	3,014	140,754
Texas Roadhouse Inc	3,449	181,693
The Children’s Place Inc	1,053	153,053
Wabash National Corp	6,699	145,368
Wolverine World Wide Inc	1,765	56,268

		2,310,500

Consumer, Non-Cyclical - 21.5%

ABM Industries Inc	2,199	82,946
Adtalem Global Education Inc *	3,818	160,547
Amedisys Inc *	2,104	110,902
Amphastar Pharmaceuticals Inc *	4,823	92,794
Bluebird Bio Inc *	468	83,351
Cardtronics PLC ‘A’ *	857	15,872
Central Garden & Pet Co ‘A’ *	4,462	168,262
Deluxe Corp	1,966	151,067
FibroGen Inc *	2,150	101,910
Green Dot Corp ‘A’ *	2,124	127,992
HealthSouth Corp *	3,410	168,488
Horizon Pharma PLC *	9,406	137,328
ICU Medical Inc *	1,128	243,648
INC Research Holdings Inc ‘A’ *	3,049	132,936
Insperity Inc	4,076	233,759
Ironwood Pharmaceuticals Inc *	7,285	109,202
J&J Snack Foods Corp	612	92,920
LHC Group Inc *	2,111	129,299
Masimo Corp *	1,082	91,754
Merit Medical Systems Inc *	4,563	197,122
Molina Healthcare Inc *	2,271	174,140
Nektar Therapeutics *	3,867	230,937
NuVasive Inc *	3,182	186,115
Performance Food Group Co *	1,612	53,357
PRA Health Sciences Inc *	1,633	148,717
RPX Corp	2,720	36,557
SP Plus Corp *	1,222	45,336
Supernus Pharmaceuticals Inc *	5,050	201,243

	Shares	Value

TrueBlue Inc *	4,646	$127,765
Vanda Pharmaceuticals Inc *	6,761	102,767
Viad Corp	1,798	99,609

		4,038,642

Energy - 1.2%

Laredo Petroleum Inc *	7,065	74,960
PDC Energy Inc *	845	43,551
QEP Resources Inc *	4,866	46,568
Sanchez Energy Corp *	12,271	65,159

		230,238

Financial - 23.7%

AG Mortgage Investment Trust Inc REIT	4,357	82,826
Apollo Commercial Real Estate Finance Inc REIT	3,462	63,874
Argo Group International Holdings Ltd	1,521	93,770
Banner Corp	2,151	118,563
Berkshire Hills Bancorp Inc	2,501	91,537
Capstead Mortgage Corp REIT	6,277	54,296
Cathay General Bancorp	4,103	173,023
CenterState Bank Corp	4,943	127,183
CNO Financial Group Inc	1,878	46,368
Enterprise Financial Services Corp	3,104	140,146
First Industrial Realty Trust Inc REIT	6,605	207,859
First Interstate BancSystem Inc ‘A’	586	23,469
First Merchants Corp	3,870	162,772
First Midwest Bancorp Inc	5,358	128,646
Hanmi Financial Corp	2,695	81,793
Heritage Insurance Holdings Inc	4,446	80,117
IBERIABANK Corp	2,119	164,223
Independent Bank Corp	2,302	51,450
Invesco Mortgage Capital Inc REIT	8,938	159,364
Investors Bancorp Inc	8,663	120,242
Mack-Cali Realty Corp REIT	7,350	158,466
Moelis & Co ‘A’	2,642	128,137
National Storage Affiliates Trust REIT	5,510	150,203
Old National Bancorp	8,375	146,144
OM Asset Management PLC	8,882	148,774
Potlatch Corp REIT	1,724	86,028
Preferred Bank	1,233	72,476
PS Business Parks Inc REIT	1,211	151,484
Radian Group Inc	8,744	180,214
Stifel Financial Corp	2,464	146,756
Sunstone Hotel Investors Inc REIT	7,667	126,735
Texas Capital Bancshares Inc *	2,014	179,045
United Community Banks Inc	5,569	156,712
Washington Real Estate Investment Trust REIT	4,528	140,911
Wintrust Financial Corp	1,783	146,866
WSFS Financial Corp	3,054	146,134

		4,436,606

Industrial - 19.4%

AAR Corp	3,020	118,656
Air Transport Services Group Inc *	6,072	140,506
American Woodmark Corp *	1,392	181,308
Barnes Group Inc	3,255	205,944
Belden Inc	525	40,514
EMCOR Group Inc	2,830	231,353
EnerSys	2,125	147,964
Generac Holdings Inc *	2,411	119,393
Harsco Corp *	10,101	188,384
Knight-Swift Transportation Holdings Inc	2,738	119,726
Knowles Corp *	8,732	128,011
Littelfuse Inc	1,032	204,150
MasTec Inc *	5,020	245,729
Rexnord Corp *	3,986	103,716
Rogers Corp *	702	113,668
Saia Inc *	3,035	214,726
SPX Corp *	4,139	129,923
SYNNEX Corp	1,094	148,729

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Shares	Value

TopBuild Corp *	2,147	$162,614
Trinseo SA	3,215	233,409
Universal Forest Products Inc	4,167	156,763
US Concrete Inc *	1,504	125,810
Vishay Intertechnology Inc	8,276	171,727

		3,632,723

Technology - 10.0%

Acxiom Corp *	4,748	130,855
Ambarella Inc *	1,900	111,625
Bottomline Technologies Inc *	1,477	51,222
Cabot Microelectronics Corp	1,081	101,700
CACI International Inc ‘A’ *	975	129,041
CommVault Systems Inc *	2,322	121,905
Diebold Nixdorf Inc	3,387	55,377
Entegris Inc	6,057	184,436
Integrated Device Technology Inc *	4,028	119,752
j2 Global Inc	2,130	159,814
MKS Instruments Inc	871	82,310
Power Integrations Inc	1,372	100,911
RealPage Inc *	4,261	188,762
Silicon Laboratories Inc *	1,150	101,545
Verint Systems Inc *	3,576	149,656
Xperi Corp	3,272	79,837

		1,868,748

	Shares	Value

Utilities - 2.0%

ALLETE Inc	2,289	$170,210
Black Hills Corp	1,741	104,651
PNM Resources Inc	2,741	110,873

		385,734

Total Common Stocks (Cost $15,652,888)		18,312,941

SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio	278,930	278,929

Total Short-Term Investment (Cost $278,930)		278,929

TOTAL INVESTMENTS - 99.2% (Cost $15,931,818)		18,591,870

OTHER ASSETS & LIABILITIES, NET - 0.8%		146,592

NET ASSETS - 100.0%		$18,738,462

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$18,312,941	$18,312,941	$—	$—
	Short-Term Investment	278,929	278,929	—	—

	Total	$18,591,870	$18,591,870	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.6%

Basic Materials - 2.7%

AK Steel Holding Corp *	16,950	$95,937
Kaiser Aluminum Corp	2,120	226,522
Kraton Corp *	7,118	342,874
Minerals Technologies Inc	1,756	120,901

		786,234

Communications - 1.7%

NETGEAR Inc *	4,241	249,158
TiVo Corp	15,833	246,995

		496,153

Consumer, Cyclical - 10.7%

Beacon Roofing Supply Inc *	4,138	263,839
Big Lots Inc	3,344	187,766
Caleres Inc	4,740	158,695
Cooper-Standard Holdings Inc *	2,474	303,065
FirstCash Inc	5,552	374,482
Haverty Furniture Cos Inc	3,812	86,342
Marriott Vacations Worldwide Corp	2,889	390,621
Meritor Inc *	9,049	212,290
Red Robin Gourmet Burgers Inc *	2,354	132,766
SkyWest Inc	8,108	430,535
The Children’s Place Inc	2,229	323,985
Wabash National Corp	9,973	216,414

		3,080,800

Consumer, Non-Cyclical - 12.4%

ABM Industries Inc	6,563	247,556
Adtalem Global Education Inc *	9,886	415,706
AngioDynamics Inc *	7,102	118,106
Bluebird Bio Inc *	674	120,039
Central Garden & Pet Co ‘A’ *	8,760	330,340
CONMED Corp	4,146	211,322
Deluxe Corp	3,802	292,146
Haemonetics Corp *	5,340	310,147
Horizon Pharma PLC *	16,200	236,520
LHC Group Inc *	4,372	267,785
Molina Healthcare Inc *	4,975	381,483
RPX Corp	9,935	133,526
SP Plus Corp *	6,453	239,406
Viad Corp	4,752	263,261

		3,567,343

Energy - 3.1%

Exterran Corp *	7,249	227,909
Helix Energy Solutions Group Inc *	11,945	90,065
Laredo Petroleum Inc *	15,558	165,070
PDC Energy Inc *	3,072	158,331
QEP Resources Inc *	17,630	168,719
Sanchez Energy Corp *	16,096	85,470

		895,564

Financial - 39.5%

AG Mortgage Investment Trust Inc REIT	7,988	151,852
Agree Realty Corp REIT	1,845	94,907
Apollo Commercial Real Estate Finance Inc REIT	8,547	157,690
Argo Group International Holdings Ltd	4,868	300,112
Banner Corp	4,002	220,590
Berkshire Hills Bancorp Inc	7,151	261,727
Camden National Corp	4,198	176,862
Capstead Mortgage Corp REIT	17,581	152,076
Cathay General Bancorp	7,515	316,908
CenterState Bank Corp	9,250	238,003
CNO Financial Group Inc	4,081	100,760
Enterprise Financial Services Corp	6,596	297,809
First Industrial Realty Trust Inc REIT	12,230	384,878

	Shares	Value

First Interstate BancSystem Inc ‘A’	7,232	$289,642
First Merchants Corp	7,406	311,496
First Midwest Bancorp Inc	12,583	302,118
Heritage Financial Corp	7,673	236,328
Heritage Insurance Holdings Inc	9,685	174,524
Hilltop Holdings Inc	9,946	251,932
Hope Bancorp Inc	7,350	134,138
Horizon Bancorp	5,987	166,439
IBERIABANK Corp	4,959	384,323
Independent Bank Corp	7,787	174,039
Invesco Mortgage Capital Inc REIT	20,055	357,581
Investors Bancorp Inc	22,975	318,893
Mack-Cali Realty Corp REIT	12,534	270,233
MFA Financial Inc REIT	16,318	129,239
National Storage Affiliates Trust REIT	11,523	314,117
Old National Bancorp	17,652	308,027
OM Asset Management PLC	14,269	239,006
Potlatch Corp REIT	4,845	241,766
Preferred Bank	3,529	207,435
PS Business Parks Inc REIT	2,737	342,371
QCR Holdings Inc	5,223	223,806
Radian Group Inc	19,642	404,822
State Bank Financial Corp	7,368	219,861
Stifel Financial Corp	4,992	297,324
Sunstone Hotel Investors Inc REIT	15,482	255,917
Texas Capital Bancshares Inc *	3,866	343,687
TriCo Bancshares	3,442	130,314
Umpqua Holdings Corp	12,264	255,091
United Community Banks Inc	10,533	296,399
Washington Real Estate Investment Trust REIT	10,604	329,996
Wintrust Financial Corp	4,355	358,721
WSFS Financial Corp	5,514	263,845

		11,387,604

Industrial - 16.1%

AAR Corp	4,399	172,837
Air Transport Services Group Inc *	7,847	181,580
ArcBest Corp	5,530	197,698
Barnes Group Inc	5,117	323,753
Belden Inc	3,697	285,297
EMCOR Group Inc	5,720	467,610
EnerSys	2,045	142,393
Harsco Corp *	15,194	283,368
Knowles Corp *	16,727	245,218
MasTec Inc *	4,812	235,547
Rexnord Corp *	5,271	137,151
Sanmina Corp *	6,926	228,558
SYNNEX Corp	2,093	284,543
TopBuild Corp *	4,519	342,269
TriMas Corp *	9,200	246,100
Trinseo SA	4,948	359,225
Universal Forest Products Inc	8,091	304,383
Vishay Intertechnology Inc	10,528	218,456

		4,655,986

Technology - 6.9%

Acxiom Corp *	10,332	284,750
Ambarella Inc *	2,708	159,095
Bottomline Technologies Inc *	3,436	119,160
Cabot Microelectronics Corp	772	72,630
CACI International Inc ‘A’ *	3,077	407,241
CSG Systems International Inc	2,937	128,699
Entegris Inc	6,054	184,344
Insight Enterprises Inc *	5,628	215,496
Verint Systems Inc *	9,772	408,958

		1,980,373

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Shares	Value

Utilities - 4.5%

ALLETE Inc	5,574	$414,483
Black Hills Corp	5,336	320,747
PNM Resources Inc	5,536	223,931
Portland General Electric Co	7,259	330,865

		1,290,026

Total Common Stocks (Cost $22,150,805)		28,140,083

EXCHANGE-TRADED FUND - 0.3%

iShares Russell 2000 Value	571	71,803

Total Exchange-Traded Fund (Cost $53,302)		71,803

	Shares	Value

SHORT-TERM INVESTMENT - 1.9%

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio	549,970	$549,970

Total Short-Term Investment (Cost $549,970)		549,970

TOTAL INVESTMENTS - 99.8% (Cost $22,754,077)		28,761,856

OTHER ASSETS & LIABILITIES, NET - 0.2%		56,747

NET ASSETS - 100.0%		$28,818,603

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$28,140,083	$28,140,083	$—	$—
	Exchange-Traded Fund	71,803	71,803	—	—
	Short-Term Investment	549,970	549,970	—	—

	Total	$28,761,856	$28,761,856	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP GROWTH

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * Ω ±	375	$859

Total Rights (Cost $0)		859

COMMON STOCKS - 97.5%

Basic Materials - 2.7%

Kaiser Aluminum Corp	3,532	377,394
PolyOne Corp	12,135	527,873
US Silica Holdings Inc	5,113	166,479

		1,071,746

Communications - 11.4%

Ciena Corp *	18,922	396,037
GrubHub Inc *	10,196	732,073
Imperva Inc *	8,914	353,886
NETGEAR Inc *	7,222	424,293
RingCentral Inc ‘A’ *	14,490	701,316
Shutterfly Inc *	9,206	457,998
Sinclair Broadcast Group Inc ‘A’	11,982	453,519
TiVo Corp	21,645	337,662
Vonage Holdings Corp *	41,722	424,313
Web.com Group Inc *	13,703	298,725

		4,579,822

Consumer, Cyclical - 15.3%

AMC Entertainment Holdings Inc ‘A’	12,559	189,641
Beacon Roofing Supply Inc *	8,053	513,459
Bloomin’ Brands Inc	21,618	461,328
BMC Stock Holdings Inc *	14,215	359,639
Camping World Holdings Inc ‘A’	9,201	411,561
FirstCash Inc	4,472	301,636
iRobot Corp *	3,826	293,454
Lithia Motors Inc ‘A’	4,631	526,035
Sleep Number Corp *	13,019	489,384
Sonic Corp	13,217	363,203
Steven Madden Ltd *	8,160	381,072
Texas Roadhouse Inc	7,873	414,750
The Children’s Place Inc	2,951	428,928
Universal Electronics Inc *	5,156	243,621
Wabash National Corp	17,194	373,110
Wolverine World Wide Inc	12,491	398,213

		6,149,034

Consumer, Non-Cyclical - 31.5%

Aclaris Therapeutics Inc *	8,405	207,267
Amedisys Inc *	7,326	386,153
Amicus Therapeutics Inc *	16,710	240,457
Amphastar Pharmaceuticals Inc *	12,110	232,996
BioTelemetry Inc *	9,962	297,864
Bluebird Bio Inc *	717	127,698
Cardtronics PLC ‘A’ *	11,289	209,072
Deluxe Corp	9,010	692,328
Esperion Therapeutics Inc *	3,824	251,772
FibroGen Inc *	8,044	381,286
Green Dot Corp ‘A’ *	9,889	595,911
HealthSouth Corp *	7,846	387,671
Horizon Pharma PLC *	31,704	462,878
ICU Medical Inc *	2,141	462,456
INC Research Holdings Inc ‘A’ *	7,802	340,167
Insperity Inc	12,331	707,183
iRhythm Technologies Inc *	5,898	330,583
Ironwood Pharmaceuticals Inc *	18,636	279,354
J&J Snack Foods Corp	2,670	405,386

	Shares	Value

LHC Group Inc *	5,725	$350,656
Merit Medical Systems Inc *	8,269	357,221
Molina Healthcare Inc *	7,564	580,008
Nektar Therapeutics *	12,634	754,502
Neurocrine Biosciences Inc *	4,743	368,009
NuVasive Inc *	6,724	393,287
Performance Food Group Co *	13,840	458,104
Puma Biotechnology Inc *	5,592	552,769
Revance Therapeutics Inc *	9,133	326,505
Supernus Pharmaceuticals Inc *	16,892	673,146
TrueBlue Inc *	11,066	304,315
Ultragenyx Pharmaceutical Inc *	4,558	211,400
Vanda Pharmaceuticals Inc *	19,490	296,248

		12,624,652

Energy - 0.3%

Sanchez Energy Corp *	18,852	100,104

Financial - 4.4%

Home BancShares Inc	15,451	359,236
Moelis & Co ‘A’	7,299	354,002
OM Asset Management PLC	19,132	320,461
PS Business Parks Inc REIT	2,964	370,767
Texas Capital Bancshares Inc *	3,873	344,310

		1,748,776

Industrial - 17.9%

Aerojet Rocketdyne Holdings Inc *	13,575	423,540
American Woodmark Corp *	3,722	484,790
Forward Air Corp	5,539	318,160
Generac Holdings Inc *	9,717	481,186
Harsco Corp *	14,981	279,396
Littelfuse Inc	2,818	557,457
Lydall Inc *	6,430	326,322
Masonite International Corp *	5,630	417,464
MasTec Inc *	9,835	481,423
Rogers Corp *	4,131	668,892
Saia Inc *	6,953	491,925
SPX Corp *	16,462	516,742
Tetra Tech Inc	6,927	333,535
TopBuild Corp *	5,642	427,325
Trinseo SA	6,279	455,855
US Concrete Inc *	6,238	521,809

		7,185,821

Technology - 14.0%

Acxiom Corp *	17,789	490,265
Ambarella Inc *	6,146	361,078
Bottomline Technologies Inc *	13,588	471,232
CommVault Systems Inc *	8,902	467,355
Diebold Nixdorf Inc	12,522	204,735
Integrated Device Technology Inc *	14,966	444,939
j2 Global Inc	5,259	394,583
MaxLinear Inc *	14,025	370,541
MKS Instruments Inc	6,046	571,347
Power Integrations Inc	4,513	331,931
RealPage Inc *	16,292	721,736
Silicon Laboratories Inc *	5,416	478,233
Xperi Corp	13,102	319,689

		5,627,664

Total Common Stocks (Cost $31,098,985)		$39,087,619

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP GROWTH

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 2.6%

Money Market Fund - 2.6%

BlackRock Liquidity Funds T-Fund Portfolio	1,038,229	$1,038,229

Total Short-Term Investment (Cost $1,038,229)		1,038,229

TOTAL INVESTMENTS - 100.1% (Cost $32,137,214)		40,126,707

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(31,060)

NET ASSETS - 100.0%		$40,095,647

Notes to Schedule of Investments

(a)	An investment with a value of $859 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$859	$—	$—	$859
	Common Stocks	39,087,619	39,087,619	—	—
	Short-Term Investment	1,038,229	1,038,229	—	—

	Total	$40,126,707	$40,125,848	$—	$859

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.8%

Basic Materials - 2.3%

Alcoa Corp *	17,646	$950,608
CF Industries Holdings Inc	40,863	1,738,312
International Paper Co	29,938	1,734,608

		4,423,528

Communications - 7.0%

CBS Corp ‘B’	15,840	934,560
Charter Communications Inc ‘A’ *	2,429	815,955
Cisco Systems Inc	140,925	5,397,428
Comcast Corp ‘A’	30,175	1,208,509
eBay Inc *	61,597	2,324,671
Twenty-First Century Fox Inc ‘B’	39,007	1,330,919
Vodafone Group PLC (United Kingdom)	450,463	1,423,908

		13,435,950

Consumer, Cyclical - 6.1%

Advance Auto Parts Inc	14,436	1,439,125
Carnival Corp	46,248	3,069,480
CVS Health Corp	19,640	1,423,900
General Motors Co	88,591	3,631,345
Wal-Mart Stores Inc	22,188	2,191,065

		11,754,915

Consumer, Non-Cyclical - 15.0%

Anthem Inc	12,675	2,852,002
Biogen Inc *	5,871	1,870,324
Cardinal Health Inc	28,800	1,764,576
Danone SA (France)	27,540	2,307,595
Gilead Sciences Inc	19,191	1,374,843
McKesson Corp	10,977	1,711,863
Medtronic PLC	16,038	1,295,069
Merck & Co Inc	33,123	1,863,831
Mylan NV *	51,961	2,198,470
Novartis AG (Switzerland)	25,108	2,112,901
PayPal Holdings Inc *	19,451	1,431,983
Pfizer Inc	99,529	3,604,940
Reckitt Benckiser Group PLC (United Kingdom)	8,320	776,200
Sanofi ADR (France)	61,197	2,631,471
Shire PLC	19,481	1,009,525

		28,805,593

Energy - 16.4%

Anadarko Petroleum Corp	13,850	742,914
BP PLC ADR (United Kingdom)	85,553	3,595,793
Canadian Natural Resources Ltd (Canada)	59,475	2,125,391
Chevron Corp	30,129	3,771,850
Devon Energy Corp	72,314	2,993,800
Halliburton Co	36,967	1,806,577
Hess Corp	44,287	2,102,304
Marathon Oil Corp	188,010	3,183,009
Occidental Petroleum Corp	23,390	1,722,907
QEP Resources Inc *	87,836	840,590
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	65,110	4,343,488
Suncor Energy Inc (Canada)	118,528	4,352,348

		31,580,971

Financial - 33.2%

Aflac Inc	12,209	1,071,706
Ally Financial Inc	83,050	2,421,738
American International Group Inc	42,031	2,504,207
Bank of America Corp	310,311	9,160,381
Citigroup Inc	148,938	11,082,477
Citizens Financial Group Inc	56,710	2,380,686
Fifth Third Bancorp	107,769	3,269,711
JPMorgan Chase & Co	65,078	6,959,441
KeyCorp	39,618	799,095

	Shares	Value

MetLife Inc	58,514	$2,958,468
Morgan Stanley	74,990	3,934,725
State Street Corp	25,132	2,453,135
The Allstate Corp	21,232	2,223,203
The Bank of New York Mellon Corp	51,153	2,755,101
The Goldman Sachs Group Inc	8,495	2,164,186
The PNC Financial Services Group Inc	28,518	4,114,862
US Bancorp	4,990	267,364
Wells Fargo & Co	55,904	3,391,696

		63,912,182

Industrial - 8.1%

Arconic Inc	56,335	1,535,129
Caterpillar Inc	14,124	2,225,660
Eaton Corp PLC	38,164	3,015,338
Emerson Electric Co	19,445	1,355,122
General Electric Co	72,113	1,258,372
Ingersoll-Rand PLC	12,188	1,087,048
Johnson Controls International PLC	75,629	2,882,221
Textron Inc	38,338	2,169,547

		15,528,437

Technology - 6.1%

Cognizant Technology Solutions Corp ‘A’	17,471	1,240,790
Intel Corp	68,649	3,168,838
Microsoft Corp	35,032	2,996,637
NetApp Inc	24,888	1,376,804
QUALCOMM Inc	45,872	2,936,725

		11,719,794

Utilities - 0.6%

FirstEnergy Corp	35,624	1,090,807

Total Common Stocks (Cost $106,961,352)		182,252,177

CLOSED-END MUTUAL FUND - 0.5%

Altaba Inc *	13,071	913,009

Total Closed-End Mutual Fund (Cost $151,368)		913,009

SHORT-TERM INVESTMENT - 4.8%

Money Market Fund - 4.8%

BlackRock Liquidity Funds T-Fund Portfolio	9,225,804	9,225,804

Total Short-Term Investment (Cost $9,225,804)		9,225,804

TOTAL INVESTMENTS - 100.1% (Cost $116,338,524)		192,390,990

DERIVATIVES - (0.2%) (See Note (a) in Notes to Schedule of Investments)		(315,081)

OTHER ASSETS & LIABILITIES, NET - 0.1%		151,009

NET ASSETS - 100.0%		$192,226,918

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of December 31, 2017 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,290,095	CAD	1,661,365	01/18	BRC	($32,016)
USD	1,289,970	CAD	1,661,365	01/18	DUB	(32,141)
USD	1,289,849	CAD	1,661,365	01/18	JPM	(32,261)
USD	1,289,511	CAD	1,661,355	01/18	RBC	(32,591)
USD	456,469	CHF	448,718	01/18	BRC	(4,707)
USD	456,061	CHF	448,718	01/18	DUB	(5,115)
USD	455,922	CHF	448,718	01/18	GSC	(5,254)
USD	455,760	CHF	448,691	01/18	JPM	(5,388)
USD	1,967,743	EUR	1,660,263	01/18	CIB	(26,878)
USD	1,966,930	EUR	1,660,263	01/18	GSC	(27,692)
USD	1,967,664	EUR	1,660,616	01/18	JPM	(27,382)
USD	1,967,121	EUR	1,660,263	01/18	RBC	(27,501)
USD	1,350,596	GBP	1,009,812	01/18	BRC	(13,785)
USD	1,579,909	GBP	1,180,757	01/18	DUB	(15,442)
USD	1,350,906	GBP	1,009,812	01/18	GSC	(13,474)
USD	1,350,927	GBP	1,009,812	01/18	RBC	(13,454)

Total Forward Foreign Currency Contracts						($315,081)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$4,423,528	$4,423,528	$—	$—
	Communications	13,435,950	12,012,042	1,423,908	—
	Consumer, Cyclical	11,754,915	11,754,915	—	—
	Consumer, Non-Cyclical	28,805,593	22,599,372	6,206,221	—
	Energy	31,580,971	31,580,971	—	—
	Financial	63,912,182	63,912,182	—	—
	Industrial	15,528,437	15,528,437	—	—
	Technology	11,719,794	11,719,794	—	—
	Utilities	1,090,807	1,090,807	—	—

	Total Common Stocks	182,252,177	174,622,048	7,630,129	—

	Closed-End Mutual Fund	913,009	913,009	—	—
	Short-Term Investment	9,225,804	9,225,804	—	—

	Total Assets	192,390,990	184,760,861	7,630,129	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(315,081)	—	(315,081)	—

	Total Liabilities	(315,081)	—	(315,081)	—

	Total	$192,075,909	$184,760,861	$7,315,048	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	1,194	$—

Total Warrants (Cost $0)		—

COMMON STOCKS - 99.4%

Basic Materials - 0.8%

Minerals Technologies Inc	85	5,852
PolyOne Corp	1,531	66,599

		72,451

Communications - 10.4%

Cargurus Inc *	2,202	66,016
Chegg Inc *	8,475	138,312
Etsy Inc *	3,559	72,781
GrubHub Inc *	2,467	177,131
Mimecast Ltd *	1,571	45,041
Okta Inc *	1,100	28,171
Overstock.com Inc *	661	42,238
Proofpoint Inc *	1,270	112,789
RingCentral Inc ‘A’ *	2,619	126,760
Stamps.com Inc *	479	90,052
The Trade Desk Inc ‘A’ *	1,370	62,650

		961,941

Consumer, Cyclical - 13.6%

Allison Transmission Holdings Inc	2,137	92,041
At Home Group Inc *	2,200	66,858
Beacon Roofing Supply Inc *	2,193	139,826
Camping World Holdings Inc ‘A’	2,043	91,383
Canada Goose Holdings Inc (Canada) *	4,345	137,128
Dave & Buster’s Entertainment Inc *	1,324	73,045
Floor & Decor Holdings Inc ‘A’ *	2,703	131,582
Marriott Vacations Worldwide Corp	728	98,433
National Vision Holdings Inc *	387	15,716
Ollie’s Bargain Outlet Holdings Inc *	797	42,440
Planet Fitness Inc ‘A’ *	7,024	243,241
Roku Inc *	2,449	126,809

		1,258,502

Consumer, Non-Cyclical - 29.1%

ABIOMED Inc *	174	32,609
Agios Pharmaceuticals Inc *	1,337	76,436
Alarm.com Holdings Inc *	1,178	44,470
Avexis Inc *	1,090	120,630
Bluebird Bio Inc *	652	116,121
Blueprint Medicines Corp *	2,170	163,640
Clovis Oncology Inc *	696	47,328
Exact Sciences Corp *	2,126	111,700
FibroGen Inc *	1,603	75,982
Foundation Medicine Inc *	1,591	108,506
Grand Canyon Education Inc *	1,508	135,011
HealthEquity Inc *	1,443	67,330
Insmed Inc *	1,769	55,157
Insulet Corp *	2,912	200,928
Live Nation Entertainment Inc *	3,661	155,849
Loxo Oncology Inc *	1,224	103,036
Nevro Corp *	1,082	74,701
Paylocity Holdings Corp *	1,269	59,846
Penumbra Inc *	1,639	154,230
Quanta Services Inc *	2,915	114,006
Repligen Corp *	1,356	49,196
Sage Therapeutics Inc *	1,265	208,358

	Shares	Value

Sarepta Therapeutics Inc *	1,903	$105,883
SodaStream International Ltd (Israel) *	2,019	142,016
Spark Therapeutics Inc *	923	47,461
TESARO Inc *	313	25,938
The Brink’s Co	754	59,340
Tivity Health Inc *	1,273	46,528

		2,702,236

Financial - 12.8%

Air Lease Corp	2,997	144,126
Cadence BanCorp *	2,663	72,221
CenterState Bank Corp	4,104	105,596
Evercore Inc ‘A’	1,152	103,680
Hamilton Lane Inc ‘A’	246	8,706
Moelis & Co ‘A’	2,010	97,485
Pinnacle Financial Partners Inc	1,373	91,030
Redfin Corp *	1,537	48,139
Sterling Bancorp	2,722	66,961
Texas Capital Bancshares Inc *	1,016	90,322
WageWorks Inc *	734	45,508
Webster Financial Corp	1,359	76,321
Western Alliance Bancorp *	2,468	139,738
Wintrust Financial Corp	954	78,581
WSFS Financial Corp	422	20,193

		1,188,607

Industrial - 17.2%

Aerojet Rocketdyne Holdings Inc *	2,003	62,494
Aerovironment Inc *	1,445	81,151
Atlas Air Worldwide Holdings Inc *	1,952	114,485
Builders FirstSource Inc *	5,693	124,050
BWX Technologies Inc	1,486	89,888
Chart Industries Inc *	1,981	92,830
Curtiss-Wright Corp	792	96,505
Eagle Materials Inc	985	111,601
GasLog Ltd (Monaco)	7,106	158,109
MasTec Inc *	2,621	128,298
Proto Labs Inc *	887	91,361
RBC Bearings Inc *	542	68,509
Trex Co Inc *	854	92,565
Universal Display Corp	744	128,452
XPO Logistics Inc *	1,674	153,322

		1,593,620

Technology - 15.5%

2U Inc *	3,053	196,949
Appian Corp *	1,276	40,168
Blackline Inc *	1,430	46,904
Cavium Inc *	779	65,304
CEVA Inc *	2,075	95,761
Cirrus Logic Inc *	938	48,645
Coupa Software Inc *	1,251	39,056
EPAM Systems Inc *	854	91,745
Everbridge Inc *	2,049	60,896
Five9 Inc *	5,213	129,699
HubSpot Inc *	1,964	173,618
Inphi Corp *	1,114	40,772
Lumentum Holdings Inc *	863	42,201
Materialise NV ADR (Belgium) *	1,593	20,247
Monolithic Power Systems Inc	1,290	144,944
MuleSoft Inc ‘A’ *	909	21,143
Paycom Software Inc *	1,677	134,713
Verint Systems Inc *	1,055	44,152

		1,436,917

Total Common Stocks (Cost $6,733,511)		9,214,274

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio	40,610	$40,610

Total Short-Term Investment (Cost $40,610)		40,610

TOTAL INVESTMENTS - 99.8% (Cost $6,774,121)		9,254,884

OTHER ASSETS & LIABILITIES, NET - 0.2%		20,701

NET ASSETS - 100.0%		$9,275,585

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$9,214,274	$9,214,274	$—	$—
	Short-Term Investment	40,610	40,610	—	—

	Total	$9,254,884	$9,254,884	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.1%

Basic Materials - 2.4%

Monsanto Co	7,304	$852,961
The Sherwin-Williams Co	5,680	2,329,027
Univar Inc *	6,418	198,701

		3,380,689

Communications - 22.1%

Alibaba Group Holding Ltd ADR (China) *	3,767	649,544
Alphabet Inc ‘A’ *	5,722	6,027,555
Alphabet Inc ‘C’ *	3,348	3,503,347
Altice USA Inc ‘A’ *	3,256	69,125
Amazon.com Inc *	5,770	6,747,842
Comcast Corp ‘A’	54,424	2,179,681
Facebook Inc ‘A’ *	43,004	7,588,486
Netflix Inc *	12,725	2,442,691
The Priceline Group Inc *	1,023	1,777,708

		30,985,979

Consumer, Cyclical - 5.6%

Aramark	31,190	1,333,061
Costco Wholesale Corp	2,159	401,833
Dollar Tree Inc *	4,684	502,640
Lululemon Athletica Inc *	2,609	205,041
Marriott International Inc ‘A’	10,511	1,426,658
NIKE Inc ‘B’	24,349	1,523,030
Ross Stores Inc	4,564	366,261
Six Flags Entertainment Corp	8,786	584,884
Starbucks Corp	26,033	1,495,075

		7,838,483

Consumer, Non-Cyclical - 22.3%

Abbott Laboratories	19,637	1,120,684
Allergan PLC	2,263	370,182
Becton Dickinson and Co	650	139,108
Biogen Inc *	2,669	850,263
BioMarin Pharmaceutical Inc *	3,789	337,865
Bristol-Myers Squibb Co	18,436	1,129,758
Celgene Corp *	13,848	1,445,177
Colgate-Palmolive Co	16,668	1,257,601
Constellation Brands Inc ‘A’	10,661	2,436,785
Danaher Corp	27,654	2,566,844
Danone SA (France)	6,276	525,870
Edwards Lifesciences Corp *	7,184	809,709
Eli Lilly & Co	10,482	885,310
Equifax Inc	4,978	587,006
FleetCor Technologies Inc *	4,563	878,058
Global Payments Inc	11,677	1,170,502
Medtronic PLC	21,823	1,762,207
Monster Beverage Corp *	17,652	1,117,195
PayPal Holdings Inc *	11,618	855,317
Pernod Ricard SA (France)	2,351	371,821
Philip Morris International Inc	16,269	1,718,820
Regeneron Pharmaceuticals Inc *	2,076	780,493
Stryker Corp	5,889	911,853
The Cooper Cos Inc	658	143,365
The Estee Lauder Cos Inc ‘A’	7,661	974,786
Thermo Fisher Scientific Inc	16,765	3,183,338
UnitedHealth Group Inc	1,690	372,577
Verisk Analytics Inc *	10,417	1,000,032
Zoetis Inc	21,131	1,522,277

		31,224,803

Energy - 0.6%

Concho Resources Inc *	1,673	251,318
Pioneer Natural Resources Co	3,148	544,132

		795,450

	Shares	Value

Financial - 14.3%

American Tower Corp REIT	20,884	$2,979,520
Aon PLC	12,750	1,708,500
Intercontinental Exchange Inc	20,553	1,450,220
Mastercard Inc ‘A’	27,789	4,206,143
Morgan Stanley	23,349	1,225,122
The Blackstone Group LP	6,595	211,172
The Charles Schwab Corp	31,941	1,640,809
The Goldman Sachs Group Inc	3,325	847,077
Visa Inc ‘A’	50,847	5,797,575

		20,066,138

Industrial - 7.8%

AMETEK Inc	15,765	1,142,490
Amphenol Corp ‘A’	13,346	1,171,779
Canadian Pacific Railway Ltd (Canada)	7,129	1,302,896
Fortive Corp	12,700	918,845
Honeywell International Inc	5,646	865,871
Roper Technologies Inc	6,519	1,688,421
Union Pacific Corp	11,285	1,513,318
Vulcan Materials Co	12,578	1,614,638
Xylem Inc	11,188	763,022

		10,981,280

Technology - 24.0%

Activision Blizzard Inc	38,321	2,426,486
Adobe Systems Inc *	26,528	4,648,767
Analog Devices Inc	10,101	899,292
Apple Inc	14,534	2,459,589
Broadcom Ltd	6,443	1,655,207
Cognizant Technology Solutions Corp ‘A’	16,223	1,152,157
Electronic Arts Inc *	20,992	2,205,419
Fidelity National Information Services Inc	15,465	1,455,102
Fiserv Inc *	17,529	2,298,578
Intuit Inc	11,245	1,774,236
Microsoft Corp	87,001	7,442,066
NVIDIA Corp	11,637	2,251,759
PTC Inc *	3,389	205,949
salesforce.com Inc *	27,309	2,791,799

		33,666,406

Total Common Stocks (Cost $76,630,840)		138,939,228

SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio	1,145,240	1,145,240

Total Short-Term Investment (Cost $1,145,240)		1,145,240

TOTAL INVESTMENTS - 99.9% (Cost $77,776,080)		140,084,468

OTHER ASSETS & LIABILITIES, NET - 0.1%		89,293

NET ASSETS - 100.0%		$140,173,761

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$3,380,689	$3,380,689	$—	$—
	Communications	30,985,979	30,985,979	—	—
	Consumer, Cyclical	7,838,483	7,838,483	—	—
	Consumer, Non-Cyclical	31,224,803	30,327,112	897,691	—
	Energy	795,450	795,450	—	—
	Financial	20,066,138	20,066,138	—	—
	Industrial	10,981,280	10,981,280	—	—
	Technology	33,666,406	33,666,406	—	—

	Total Common Stocks	138,939,228	138,041,537	897,691	—

	Short-Term Investment	1,145,240	1,145,240	—	—

	Total	$140,084,468	$139,186,777	$897,691	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF LARGE-CAP GROWTH FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 100.1%

Basic Materials - 3.1%

DowDuPont Inc	22,347	$1,591,553
The Sherwin-Williams Co	3,209	1,315,818

		2,907,371

Communications - 27.6%

Alibaba Group Holding Ltd ADR (China) *	4,087	704,721
Alphabet Inc ‘A’ *	4,827	5,084,762
Amazon.com Inc *	6,082	7,112,717
Facebook Inc ‘A’ *	18,371	3,241,747
MercadoLibre Inc (Argentina)	3,081	969,468
Netflix Inc *	11,255	2,160,510
Tencent Holdings Ltd (China)	68,300	3,535,068
The Priceline Group Inc *	1,589	2,761,269
Zayo Group Holdings Inc *	11,964	440,275

		26,010,537

Consumer, Cyclical - 7.5%

Domino’s Pizza Inc	6,763	1,277,937
NIKE Inc ‘B’	21,689	1,356,647
Southwest Airlines Co	7,364	481,974
The Home Depot Inc	11,162	2,115,534
Ulta Beauty Inc *	8,353	1,868,232

		7,100,324

Consumer, Non-Cyclical - 21.6%

Alexion Pharmaceuticals Inc *	11,353	1,357,705
Becton Dickinson and Co	7,212	1,543,801
Biogen Inc *	3,441	1,096,199
Boston Scientific Corp *	49,434	1,225,469
Constellation Brands Inc ‘A’	11,121	2,541,927
Dr Pepper Snapple Group Inc	10,436	1,012,918
Equifax Inc	13,507	1,592,745
Illumina Inc *	5,106	1,115,610
PayPal Holdings Inc *	21,062	1,550,584
S&P Global Inc	5,608	949,995
UnitedHealth Group Inc	20,609	4,543,460
Vertex Pharmaceuticals Inc *	5,835	874,433
Zoetis Inc	12,052	868,226

		20,273,072

Energy - 2.0%

Halliburton Co	30,130	1,472,453
Pioneer Natural Resources Co	2,232	385,801

		1,858,254

	Shares	Value

Financial - 12.5%

Bank of America Corp	87,597	$2,585,864
Berkshire Hathaway Inc ‘B’ *	7,265	1,440,068
Equinix Inc REIT	1,582	716,994
First Republic Bank	14,314	1,240,165
SBA Communications Corp REIT *	1,909	311,854
Visa Inc ‘A’	38,820	4,426,256
Wells Fargo & Co	17,374	1,054,081

		11,775,282

Industrial - 7.7%

Caterpillar Inc	3,782	595,968
Honeywell International Inc	8,012	1,228,720
Roper Technologies Inc	3,671	950,789
TransDigm Group Inc	3,611	991,653
Union Pacific Corp	13,669	1,833,013
Vulcan Materials Co	12,725	1,633,508

		7,233,651

Technology - 18.1%

Activision Blizzard Inc	12,154	769,591
Adobe Systems Inc *	10,238	1,794,107
Apple Inc	6,366	1,077,318
ASML Holding NV ‘NY’ (Netherlands)	8,014	1,392,994
Autodesk Inc *	16,738	1,754,645
Broadcom Ltd	5,403	1,388,031
Electronic Arts Inc *	8,969	942,283
Microsoft Corp	69,884	5,977,877
NVIDIA Corp	6,362	1,231,047
Teradyne Inc	16,188	677,792

		17,005,685

Total Common Stocks (Cost $58,742,080)		94,164,176

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio	86,756	86,756

Total Short-Term Investment (Cost $86,756)		86,756

TOTAL INVESTMENTS - 100.2% (Cost $58,828,836)		94,250,932

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(177,140)

NET ASSETS - 100.0%		$94,073,792

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,907,371	$2,907,371	$—	$—
	Communications	26,010,537	22,475,469	3,535,068	—
	Consumer, Cyclical	7,100,324	7,100,324	—	—
	Consumer, Non-Cyclical	20,273,072	20,273,072	—	—
	Energy	1,858,254	1,858,254	—	—
	Financial	11,775,282	11,775,282	—	—
	Industrial	7,233,651	7,233,651	—	—
	Technology	17,005,685	17,005,685	—	—

	Total Common Stocks	94,164,176	90,629,108	3,535,068	—

	Short-Term Investment	86,756	86,756	—	—

	Total	$94,250,932	$90,715,864	$3,535,068	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.2%

Basic Materials - 3.7%

Air Products & Chemicals Inc	30,040	$4,928,963
Freeport-McMoRan Inc *	292,281	5,541,648
PPG Industries Inc	49,330	5,762,731

		16,233,342

Communications - 11.6%

Charter Communications Inc ‘A’ *	30,561	10,267,178
DISH Network Corp ‘A’ *	210,581	10,055,243
Motorola Solutions Inc	110,342	9,968,296
Time Warner Inc	136,503	12,485,929
Twenty-First Century Fox Inc ‘B’	226,274	7,720,469

		50,497,115

Consumer, Cyclical - 4.0%

CVS Health Corp	131,263	9,516,568
The Home Depot Inc	42,220	8,001,957

		17,518,525

Consumer, Non-Cyclical - 17.7%

AmerisourceBergen Corp	57,237	5,255,501
Amgen Inc	44,321	7,707,422
Anheuser-Busch InBev SA/NV ADR (Belgium)	39,249	4,378,618
Anthem Inc	48,411	10,892,959
British American Tobacco PLC ADR (United Kingdom)	58,948	3,948,916
Johnson & Johnson	60,942	8,514,816
Kimberly-Clark Corp	33,830	4,081,928
McCormick & Co Inc	42,510	4,332,194
Merck & Co Inc	156,928	8,830,339
Novartis AG ADR (Switzerland)	43,680	3,667,373
Philip Morris International Inc	82,692	8,736,410
UnitedHealth Group Inc	28,631	6,311,990

		76,658,466

Energy - 11.8%

Chevron Corp	67,581	8,460,465
Exxon Mobil Corp	90,852	7,598,861
Halliburton Co	196,051	9,581,012
National Oilwell Varco Inc	125,827	4,532,289
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	89,106	5,944,261
Schlumberger Ltd	81,325	5,480,492
Suncor Energy Inc (Canada)	257,335	9,449,341

		51,046,721

Financial - 30.6%

American Express Co	106,594	10,585,850
American Tower Corp REIT	49,450	7,055,032

	Shares	Value

Bank of America Corp	295,747	$8,730,451
Capital One Financial Corp	55,252	5,501,994
Citigroup Inc	140,998	10,491,661
JPMorgan Chase & Co	187,533	20,054,779
Marsh & McLennan Cos Inc	98,436	8,011,706
MetLife Inc	82,060	4,148,954
State Street Corp	87,254	8,516,863
Synchrony Financial	133,130	5,140,149
The Bank of New York Mellon Corp	105,905	5,704,043
The Progressive Corp	114,522	6,449,879
The Travelers Cos Inc	45,387	6,156,293
US Bancorp	216,887	11,620,805
Wells Fargo & Co	239,035	14,502,253

		132,670,712

Industrial - 12.8%

Crown Holdings Inc *	122,520	6,891,750
Honeywell International Inc	82,343	12,628,123
Illinois Tool Works Inc	66,512	11,097,527
Martin Marietta Materials Inc	35,483	7,843,162
TE Connectivity Ltd	101,305	9,628,027
United Technologies Corp	59,214	7,553,930

		55,642,519

Technology - 4.6%

Microsoft Corp	116,538	9,968,661
Oracle Corp	134,960	6,380,909
Xerox Corp	121,826	3,551,228

		19,900,798

Utilities - 1.4%

Sempra Energy	56,366	6,026,653

Total Common Stocks (Cost $242,625,012)		426,194,851

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio	7,977,335	7,977,335

Total Short-Term Investment (Cost $7,977,335)		7,977,335

TOTAL INVESTMENTS - 100.0% (Cost $250,602,347)		434,172,186

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(47,166)

NET ASSETS - 100.0%		$434,125,020

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$426,194,851	$426,194,851	$—	$—
	Short-Term Investment	7,977,335	7,977,335	—	—

	Total	$434,172,186	$434,172,186	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MAIN STREET® CORE FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.6%

Basic Materials - 2.3%

DowDuPont Inc	45,158	$3,216,153
PPG Industries Inc	31,945	3,731,815

		6,947,968

Communications - 15.5%

Alphabet Inc ‘C’ *	14,001	14,650,647
Cisco Systems Inc	42,490	1,627,367
Comcast Corp ‘A’	237,418	9,508,591
eBay Inc *	96,400	3,638,136
Facebook Inc ‘A’ *	46,340	8,177,156
Motorola Solutions Inc	41,490	3,748,207
Verizon Communications Inc	106,968	5,661,816

		47,011,920

Consumer, Cyclical - 9.5%

Alaska Air Group Inc	19,140	1,406,982
Aptiv PLC	25,904	2,197,436
CarMax Inc *	49,640	3,183,413
Delphi Technologies PLC *	8,634	453,026
Fastenal Co	39,590	2,165,177
Lowe’s Cos Inc	62,200	5,780,868
McDonald’s Corp	34,160	5,879,619
O’Reilly Automotive Inc *	19,180	4,613,557
Whirlpool Corp	19,120	3,224,397

		28,904,475

Consumer, Non-Cyclical - 24.7%

Boston Scientific Corp *	100,076	2,480,884
Celgene Corp *	50,192	5,238,037
DaVita Inc *	29,510	2,132,098
Equifax Inc	12,270	1,446,879
Express Scripts Holding Co *	46,496	3,470,462
Gilead Sciences Inc	47,390	3,395,020
Merck & Co Inc	144,110	8,109,070
Mondelez International Inc ‘A’	100,449	4,299,217
Nielsen Holdings PLC	82,167	2,990,879
PayPal Holdings Inc *	54,839	4,037,247
PepsiCo Inc	77,209	9,258,903
Philip Morris International Inc	52,738	5,571,770
S&P Global Inc	26,718	4,526,029
Stryker Corp	21,400	3,313,576
The Kraft Heinz Co	63,607	4,946,080
UnitedHealth Group Inc	37,231	8,207,946
Valeant Pharmaceuticals International Inc *	60,650	1,260,307

		74,684,404

Energy - 5.8%

Magellan Midstream Partners LP	83,428	5,918,382
Schlumberger Ltd	71,030	4,786,712
Suncor Energy Inc (Canada)	185,439	6,809,320

		17,514,414

Financial - 19.6%

American Express Co	36,700	3,644,677
Berkshire Hathaway Inc ‘B’ *	35,296	6,996,373
Citigroup Inc	128,928	9,593,533
CME Group Inc ‘A’	29,485	4,306,284
Discover Financial Services	37,288	2,868,193
Intercontinental Exchange Inc	67,370	4,753,627
Marsh & McLennan Cos Inc	48,494	3,946,927
MetLife Inc	44,740	2,262,054
Mid-America Apartment Communities Inc REIT	22,160	2,228,410
SunTrust Banks Inc	53,404	3,449,364
The Bank of New York Mellon Corp	90,627	4,881,170
The Progressive Corp	82,465	4,644,429
US Bancorp	78,304	4,195,528
Ventas Inc REIT	25,830	1,550,058

		59,320,627

	Shares	Value

Industrial - 8.6%

Agilent Technologies Inc	30,079	$2,014,391
Canadian National Railway Co (Canada)	45,118	3,722,235
Canadian Pacific Railway Ltd (Canada)	13,669	2,498,147
General Electric Co	265,707	4,636,587
Johnson Controls International PLC	70,632	2,691,786
Lockheed Martin Corp	19,185	6,159,344
Republic Services Inc	32,284	2,182,721
Vulcan Materials Co	17,720	2,274,716

		26,179,927

Technology - 10.5%

Amdocs Ltd	60,107	3,935,806
Apple Inc	102,692	17,378,567
Applied Materials Inc	78,386	4,007,092
Cerner Corp *	33,013	2,224,746
Maxim Integrated Products Inc	33,330	1,742,492
Western Digital Corp	31,550	2,509,172

		31,797,875

Utilities - 2.1%

National Grid PLC (United Kingdom)	291,015	3,430,629
PG&E Corp	68,503	3,070,990

		6,501,619

Total Common Stocks (Cost $210,360,922)		298,863,229

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio	4,138,382	4,138,382

Total Short-Term Investment (Cost $4,138,382)		4,138,382

TOTAL INVESTMENTS - 100.0% (Cost $214,499,304)		303,001,611

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(55,764)

NET ASSETS - 100.0%		$302,945,847

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MAIN STREET CORE FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$6,947,968	$6,947,968	$—	$—
	Communications	47,011,920	47,011,920	—	—
	Consumer, Cyclical	28,904,475	28,904,475	—	—
	Consumer, Non-Cyclical	74,684,404	74,684,404	—	—
	Energy	17,514,414	17,514,414	—	—
	Financial	59,320,627	59,320,627	—	—
	Industrial	26,179,927	26,179,927	—	—
	Technology	31,797,875	31,797,875	—	—
	Utilities	6,501,619	3,070,990	3,430,629	—

	Total Common Stocks	298,863,229	295,432,600	3,430,629	—

	Short-Term Investment	4,138,382	4,138,382	—	—

	Total	$303,001,611	$299,570,982	$3,430,629	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 100.0%

Basic Materials - 5.7%

Albemarle Corp	4,614	$590,084
Celanese Corp ‘A’	4,057	434,424
CF Industries Holdings Inc	14,409	612,959
Newmont Mining Corp	16,602	622,907
Steel Dynamics Inc	13,208	569,661
The Chemours Co	9,669	484,030
Westlake Chemical Corp	6,399	681,685

		3,995,750

Communications - 5.0%

Arista Networks Inc *	4,346	1,023,831
DISH Network Corp ‘A’ *	5,577	266,302
eBay Inc *	6,259	236,215
Expedia Inc	2,847	340,985
IAC/InterActiveCorp *	2,610	319,151
Match Group Inc *	11,746	367,767
Palo Alto Networks Inc *	1,475	213,787
Proofpoint Inc *	3,239	287,656
Sprint Corp *	65,511	385,860

		3,441,554

Consumer, Cyclical - 15.9%

Alaska Air Group Inc	4,936	362,845
Allison Transmission Holdings Inc	8,217	353,906
American Eagle Outfitters Inc	27,421	515,515
Big Lots Inc	5,453	306,186
Brunswick Corp	6,057	334,468
Casey’s General Stores Inc	3,008	336,716
Chipotle Mexican Grill Inc *	967	279,492
Cracker Barrel Old Country Store Inc	2,180	346,380
Darden Restaurants Inc	4,723	453,503
Dollar General Corp	3,391	315,397
DR Horton Inc	7,906	403,759
Hilton Grand Vacations Inc *	12,396	520,012
Lear Corp	2,073	366,216
Mohawk Industries Inc *	1,663	458,822
NVR Inc *	55	192,952
O’Reilly Automotive Inc *	1,797	432,250
Polaris Industries Inc	3,051	378,293
PulteGroup Inc	8,386	278,835
PVH Corp	1,929	264,678
Ross Stores Inc	6,988	560,787
Royal Caribbean Cruises Ltd	4,187	499,425
Six Flags Entertainment Corp	5,583	371,660
Skechers U.S.A. Inc ‘A’ *	8,566	324,137
Southwest Airlines Co	5,138	336,282
Tenneco Inc	3,798	222,335
Texas Roadhouse Inc	4,829	254,392
Thor Industries Inc	7,110	1,071,619
Ulta Beauty Inc *	753	168,416
Vail Resorts Inc	1,452	308,506

		11,017,784

Consumer, Non-Cyclical - 17.3%

ABIOMED Inc *	10,388	1,946,815
Align Technology Inc *	1,396	310,177
AMERCO	745	281,543
BioMarin Pharmaceutical Inc *	2,671	238,173
ConAgra Brands Inc	5,848	220,294
Edwards Lifesciences Corp *	4,268	481,046
Exelixis Inc *	13,148	399,699
H&R Block Inc	17,633	462,337
Hormel Foods Corp	9,323	339,264
Humana Inc	1,224	303,638
Illumina Inc *	1,409	307,852
Incyte Corp *	1,101	104,276

	Shares	Value

Ionis Pharmaceuticals Inc *	2,007	$100,952
LendingTree Inc *	2,295	781,333
Live Nation Entertainment Inc *	10,298	438,386
ManpowerGroup Inc	4,654	586,916
MarketAxess Holdings Inc	1,569	316,546
Molina Healthcare Inc *	7,451	571,343
Monster Beverage Corp *	6,609	418,284
NuVasive Inc *	5,212	304,850
Robert Half International Inc	6,379	354,290
S&P Global Inc	2,672	452,637
Supernus Pharmaceuticals Inc *	9,651	384,592
Teleflex Inc	1,308	325,457
The Clorox Co	2,332	346,862
Tyson Foods Inc ‘A’	7,558	612,727
United Rentals Inc *	3,246	558,020
Universal Health Services Inc ‘B’	501	56,788

		12,005,097

Energy - 5.6%

Andeavor	2,618	299,342
Devon Energy Corp	19,690	815,166
Energen Corp *	2,482	142,889
Marathon Petroleum Corp	12,057	795,521
Newfield Exploration Co *	18,910	596,232
Oceaneering International Inc	8,888	187,892
Patterson-UTI Energy Inc	17,119	393,908
RPC Inc	13,573	346,519
TechnipFMC PLC (United Kingdom)	10,190	319,049

		3,896,518

Financial - 17.6%

Affiliated Managers Group Inc	1,181	242,400
Arch Capital Group Ltd *	3,217	292,007
Axis Capital Holdings Ltd	1,971	99,062
CBOE Holdings Inc	2,987	372,150
Citizens Financial Group Inc	27,143	1,139,463
Comerica Inc	9,682	840,494
Cousins Properties Inc REIT	69,871	646,307
Ellie Mae Inc *	2,669	238,609
EPR Properties REIT	7,759	507,904
Host Hotels & Resorts Inc REIT	38,333	760,910
KeyCorp	33,866	683,077
Lamar Advertising Co ‘A’ REIT	9,537	708,027
Lincoln National Corp	4,496	345,608
Omega Healthcare Investors Inc REIT	8,930	245,932
Outfront Media Inc REIT	25,593	593,758
Senior Housing Properties Trust REIT	12,351	236,522
SunTrust Banks Inc	13,996	904,002
T Rowe Price Group Inc	2,478	260,017
The Progressive Corp	6,399	360,392
Umpqua Holdings Corp	37,129	772,283
Unum Group	10,332	567,123
Voya Financial Inc	22,139	1,095,216
White Mountains Insurance Group Ltd	316	269,004

		12,180,267

Industrial - 15.4%

Aerojet Rocketdyne Holdings Inc *	16,386	511,243
AGCO Corp	4,638	331,292
BWX Technologies Inc	9,230	558,323
Cognex Corp	2,452	149,964
Coherent Inc *	1,563	441,110
Dycom Industries Inc *	4,811	536,090
Garmin Ltd	7,101	423,007
Harris Corp	5,517	781,483
Hexcel Corp	7,269	449,588
Huntington Ingalls Industries Inc	2,049	482,949
Keysight Technologies Inc *	17,832	741,811
Martin Marietta Materials Inc	1,828	404,061
Masco Corp	8,788	386,145

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Shares	Value

Norfolk Southern Corp	3,396	$492,080
Old Dominion Freight Line Inc	2,689	353,738
Owens Corning	5,867	539,412
Parker-Hannifin Corp	2,453	489,570
Rockwell Automation Inc	1,831	359,517
Textron Inc	11,141	630,469
The Timken Co	8,353	410,550
Universal Display Corp	2,071	357,558
Vulcan Materials Co	2,898	372,016
Xylem Inc	7,232	493,222

		10,695,198

Technology - 12.0%

Analog Devices Inc	3,369	299,942
Aspen Technology Inc *	2,257	149,413
DXC Technology Co	24,265	2,302,749
Fiserv Inc *	2,551	334,513
IPG Photonics Corp *	3,062	655,666
Jack Henry & Associates Inc	3,571	417,664
KLA-Tencor Corp	3,319	348,727
Lam Research Corp	858	157,932
Micron Technology Inc *	8,657	355,976
ON Semiconductor Corp *	15,776	330,349
Paychex Inc	3,038	206,827
Red Hat Inc *	2,806	337,001
Science Applications International Corp	6,103	467,307
ServiceNow Inc *	2,677	349,054

	Shares	Value

Skyworks Solutions Inc	3,433	$325,963
Take-Two Interactive Software Inc *	1,609	176,636
Veeva Systems Inc ‘A’ *	4,492	248,318
Western Digital Corp	3,430	272,788
Workday Inc ‘A’ *	2,593	263,812
Xilinx Inc	4,426	298,401

		8,299,038

Utilities - 5.5%

American Water Works Co Inc	4,994	456,901
Atmos Energy Corp	14,872	1,277,356
CMS Energy Corp	16,045	758,929
ONE Gas Inc	6,415	469,963
PG&E Corp	5,033	225,629
Xcel Energy Inc	12,782	614,942

		3,803,720

Total Common Stocks (Cost $51,182,351)		69,334,926

TOTAL INVESTMENTS - 100.0% (Cost $51,182,351)		69,334,926

OTHER ASSETS & LIABILITIES, NET - 0.0%		23,695

NET ASSETS - 100.0%		$69,358,621

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$69,334,926	$69,334,926	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.2%

Basic Materials - 1.5%

Axalta Coating Systems Ltd *	7,107	$229,983

Communications - 7.4%

Arista Networks Inc *	918	216,262
GrubHub Inc *	5,367	385,351
MercadoLibre Inc (Argentina)	1,219	383,570
Pandora Media Inc *	25,973	125,190

		1,110,373

Consumer, Cyclical - 26.3%

BorgWarner Inc	6,891	352,061
Burberry Group PLC (United Kingdom)	9,282	223,787
Chipotle Mexican Grill Inc *	637	184,112
Duluth Holdings Inc ‘B’ *	2,833	50,569
Dunkin’ Brands Group Inc	5,237	337,629
Fastenal Co	10,113	553,080
Lululemon Athletica Inc *	4,143	325,598
Norwegian Cruise Line Holdings Ltd *	3,895	207,409
Polaris Industries Inc	3,587	444,752
The Scotts Miracle-Gro Co	1,608	172,040
Tiffany & Co	3,539	367,879
Tractor Supply Co	5,525	412,994
WABCO Holdings Inc *	1,269	182,102
Williams-Sonoma Inc	3,195	165,182

		3,979,194

Consumer, Non-Cyclical - 28.4%

ABIOMED Inc *	808	151,427
ACADIA Pharmaceuticals Inc *	5,923	178,341
Align Technology Inc *	810	179,974
BioMarin Pharmaceutical Inc *	2,514	224,173
Blue Buffalo Pet Products Inc *	6,723	220,447
CoStar Group Inc *	1,508	447,801
DENTSPLY SIRONA Inc	1,150	75,705
Edwards Lifesciences Corp *	2,654	299,132
Intuitive Surgical Inc * ‡	1,296	472,962
Jazz Pharmaceuticals PLC *	1,037	139,632
Laboratory Corp of America Holdings *	1,437	229,216
MarketAxess Holdings Inc	842	169,874
Snyder’s-Lance Inc	1,091	54,637
Sprouts Farmers Market Inc *	9,372	228,208
Square Inc ‘A’ *	5,103	176,921
The Hain Celestial Group Inc *	4,880	206,863
The Hershey Co	1,433	162,660
TransUnion *	4,255	233,855
Zoetis Inc	6,176	444,919

		4,296,747

Energy - 2.4%

Cabot Oil & Gas Corp	6,465	184,899
Cimarex Energy Co	1,494	182,283

		367,182

Financial - 7.5%

CME Group Inc ‘A’	2,616	382,067
First Republic Bank	2,833	245,451
Northern Trust Corp	2,001	199,880
Oaktree Capital Group LLC	3,153	132,741
Signature Bank *	1,272	174,595

		1,134,734

Industrial - 14.0%

Allegion PLC	2,158	171,690
AO Smith Corp	3,600	220,608
Expeditors International of Washington Inc	5,169	334,383

	Shares	Value

Fortune Brands Home & Security Inc	3,039	$207,989
Harris Corp	1,631	231,031
IDEX Corp	2,199	290,202
Kansas City Southern	1,371	144,257
Trimble Inc *	7,894	320,812
Wabtec Corp	2,298	187,126

		2,108,098

Technology - 11.7%

Electronic Arts Inc *	3,444	361,827
Guidewire Software Inc *	2,917	216,616
Maxim Integrated Products Inc	4,264	222,922
Microchip Technology Inc	3,145	276,383
Red Hat Inc *	2,198	263,980
ServiceNow Inc *	2,470	322,063
Tyler Technologies Inc *	594	105,168

		1,768,959

Total Common Stocks (Cost $10,374,123)		14,995,270

SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio	112,821	112,821

Total Short-Term Investment (Cost $112,821)		112,821

TOTAL INVESTMENTS - 99.9% (Cost $10,486,944)		15,108,091

DERIVATIVES - 0.0%
(See Notes (b) and (c) in Notes to Schedule of Investments)		(1,173)

OTHER ASSETS & LIABILITIES, NET - 0.1%		13,991

NET ASSETS - 100.0%		$15,120,909

Notes to Schedule of Investments

(a)	As of December 31, 2017, an investment with a value of $218,964 was fully or partially segregated with the broker(s)/custodian as collateral for option contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

(b)	Purchased options outstanding as of December 31, 2017 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Notional Amount	Cost	Value
Call - Carter’s Inc	$117.50	01/19/18	MSC	5	$58,750	$895	$1,195

			Exchange
Call - Kansas City Southern	120.00	01/19/18	CME	7	84,000	1,554	42

Total Purchased Options						$2,449	$1,237

(c)	Premium received and value of written options outstanding as of December 31, 2017 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Notional Amount	Premium	Value
Put - Carter’s Inc	$102.50	01/19/18	MSC	3	$30,750	($452)	($28)

			Exchange
Put - Kansas City Southern	107.50	01/19/18	CME	7	75,250	(1,505)	(2,382)

Total Written Options						($1,957)	($2,410)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$229,983	$229,983	$—	$—
	Communications	1,110,373	1,110,373	—	—
	Consumer, Cyclical	3,979,194	3,755,407	223,787	—
	Consumer, Non-Cyclical	4,296,747	4,296,747	—	—
	Energy	367,182	367,182	—	—
	Financial	1,134,734	1,134,734	—	—
	Industrial	2,108,098	2,108,098	—	—
	Technology	1,768,959	1,768,959	—	—

	Total Common Stocks	14,995,270	14,771,483	223,787	—
	Short-Term Investment	112,821	112,821	—	—
	Derivatives:
	Equity Contracts
	Purchased Options	1,237	—	1,237	—

	Total Assets	15,109,328	14,884,304	225,024	—

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(2,410)	—	(2,410)	—

	Total Liabilities	(2,410)	—	(2,410)	—

	Total	$15,106,918	$14,884,304	$222,614	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.9%

Basic Materials - 2.7%

FMC Corp	9,368	$886,775
PPG Industries Inc	4,593	536,554
Steel Dynamics Inc	58,216	2,510,856
Valvoline Inc	55,164	1,382,410

		5,316,595

Communications - 2.9%

CBS Corp ‘B’	14,882	878,038
eBay Inc *	46,142	1,741,399
Expedia Inc	7,702	922,469
IAC/InterActiveCorp *	15,172	1,855,232
Omnicom Group Inc	5,135	373,982

		5,771,120

Consumer, Cyclical - 5.9%

American Airlines Group Inc	21,868	1,137,792
BorgWarner Inc	35,262	1,801,536
Brunswick Corp	12,615	696,600
Delta Air Lines Inc	14,147	792,232
Hasbro Inc	9,897	899,538
Lear Corp	5,003	883,830
PACCAR Inc	9,855	700,493
Southwest Airlines Co	15,044	984,630
Tenneco Inc	10,831	634,047
United Continental Holdings Inc *	15,316	1,032,299
WABCO Holdings Inc *	8,424	1,208,844
WESCO International Inc *	15,109	1,029,678

		11,801,519

Consumer, Non-Cyclical - 9.3%

Boston Scientific Corp *	65,884	1,633,264
Bruker Corp	11,212	384,796
Cardinal Health Inc	19,072	1,168,541
Coca-Cola European Partners PLC (United Kingdom)	28,696	1,143,536
DaVita Inc *	12,893	931,519
ICON PLC *	6,554	735,031
Jazz Pharmaceuticals PLC *	4,673	629,219
Laboratory Corp of America Holdings *	15,263	2,434,601
ManpowerGroup Inc	22,361	2,819,946
McKesson Corp	4,891	762,751
Moody’s Corp	6,082	897,764
Nielsen Holdings PLC	13,738	500,063
Nomad Foods Ltd (United Kingdom) *	43,095	728,736
Robert Half International Inc	32,224	1,789,721
Universal Health Services Inc ‘B’	11,969	1,356,686
Zimmer Biomet Holdings Inc	4,909	592,369

		18,508,543

Energy - 8.9%

Anadarko Petroleum Corp	25,000	1,341,000
Andeavor	23,587	2,696,938
Cimarex Energy Co	7,708	940,453
Diamondback Energy Inc *	18,452	2,329,565
Energen Corp *	31,504	1,813,685
EQT Corp	28,896	1,644,760
Marathon Petroleum Corp	26,279	1,733,888
Newfield Exploration Co *	33,486	1,055,814
Parsley Energy Inc ‘A’ *	52,685	1,551,046
Pioneer Natural Resources Co	7,609	1,315,216
RSP Permian Inc *	30,563	1,243,303

		17,665,668

Financial - 32.6%

Air Lease Corp	22,747	1,093,903
Alleghany Corp *	4,656	2,775,395
American Assets Trust Inc REIT	20,506	784,149

	Shares	Value

American Homes 4 Rent ‘A’ REIT	31,182	$681,015
Aon PLC	13,266	1,777,644
BB&T Corp	20,904	1,039,347
Boston Properties Inc REIT	23,577	3,065,717
Discover Financial Services	46,231	3,556,089
Douglas Emmett Inc REIT	37,072	1,522,176
Duke Realty Corp REIT	29,502	802,749
E*TRADE Financial Corp *	25,650	1,271,471
East West Bancorp Inc	46,659	2,838,267
Equity Residential REIT	17,606	1,122,735
Essex Property Trust Inc REIT	3,354	809,555
Everest Re Group Ltd	4,986	1,103,202
Fifth Third Bancorp	78,405	2,378,808
Huntington Bancshares Inc	192,033	2,796,000
KeyCorp	54,095	1,091,096
Kilroy Realty Corp REIT	8,750	653,188
Kimco Realty Corp REIT	35,458	643,563
Loews Corp	36,187	1,810,436
Marsh & McLennan Cos Inc	18,981	1,544,864
Navient Corp	75,080	1,000,066
Raymond James Financial Inc	37,085	3,311,691
Regency Centers Corp REIT	23,775	1,644,755
Regions Financial Corp	99,640	1,721,779
Reinsurance Group of America Inc	17,778	2,772,124
SL Green Realty Corp REIT	20,203	2,039,089
SLM Corp *	117,529	1,328,078
State Street Corp	15,166	1,480,353
SunTrust Banks Inc	48,375	3,124,541
Synchrony Financial	43,811	1,691,543
TD Ameritrade Holding Corp	32,641	1,668,934
The Allstate Corp	22,350	2,340,269
Torchmark Corp	8,955	812,308
Unum Group	28,723	1,576,605
Validus Holdings Ltd	15,144	710,556
WR Berkley Corp	22,118	1,584,755
XL Group Ltd (Bermuda)	26,442	929,701

		64,898,516

Industrial - 19.4%

AMETEK Inc	32,275	2,338,969
Arrow Electronics Inc *	29,202	2,348,133
Belden Inc	9,247	713,591
Berry Global Group Inc *	29,699	1,742,440
Cemex SAB de CV ADR (Mexico) *	133,889	1,004,168
Crown Holdings Inc *	28,025	1,576,406
Cummins Inc	8,755	1,546,483
Curtiss-Wright Corp	10,738	1,308,425
Eaton Corp PLC	20,211	1,596,871
EnerSys	10,392	723,595
Flex Ltd *	118,926	2,139,479
Fluor Corp	15,694	810,595
Graphic Packaging Holding Co	97,988	1,513,915
Harris Corp	18,660	2,643,189
Hubbell Inc	5,174	700,249
Huntington Ingalls Industries Inc	3,437	810,101
Ingersoll-Rand PLC	12,633	1,126,737
Jabil Inc	19,613	514,841
L3 Technologies Inc	4,299	850,557
Masco Corp	62,617	2,751,391
Parker-Hannifin Corp	4,530	904,097
Spirit AeroSystems Holdings Inc ‘A’	15,013	1,309,884
Stanley Black & Decker Inc	9,569	1,623,764
TE Connectivity Ltd	24,774	2,354,521
Textron Inc	24,286	1,374,345
The Timken Co	21,156	1,039,817
WestRock Co	17,552	1,109,472

		38,476,035

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Shares	Value

Technology - 11.8%

Activision Blizzard Inc	34,848	$2,206,575
Amdocs Ltd	41,015	2,685,662
Cognizant Technology Solutions Corp ‘A’	10,134	719,717
DXC Technology Co	30,669	2,910,488
Fidelity National Information Services Inc	30,260	2,847,163
Hewlett Packard Enterprise Co	40,121	576,138
HP Inc	99,638	2,093,394
KLA-Tencor Corp	4,938	518,836
Leidos Holdings Inc	18,894	1,219,986
Marvell Technology Group Ltd (Bermuda)	50,778	1,090,204
Microsemi Corp *	19,353	999,582
NetApp Inc	31,221	1,727,146
NetEase Inc ADR (China)	2,401	828,513
ON Semiconductor Corp *	68,240	1,428,946
Qorvo Inc *	7,415	493,839
Skyworks Solutions Inc	6,092	578,435
Western Digital Corp	6,092	484,497

		23,409,121

Utilities - 5.4%

Alliant Energy Corp	60,463	2,576,328
DTE Energy Co	12,637	1,383,246
Edison International	9,370	592,559
Great Plains Energy Inc	21,494	692,967
Pinnacle West Capital Corp	30,954	2,636,662
PPL Corp	23,270	720,207
Xcel Energy Inc	45,160	2,172,648

		10,774,617

Total Common Stocks (Cost $155,242,480)		196,621,734

	Shares	Value

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio	2,776,638	$2,776,638

Total Short-Term Investment (Cost $2,776,638)		2,776,638

TOTAL INVESTMENTS - 100.3% (Cost $158,019,118)		199,398,372

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(557,058)

NET ASSETS - 100.0%		$198,841,314

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$196,621,734	$196,621,734	$—	$—
	Short-Term Investment	2,776,638	2,776,638	—	—

	Total	$199,398,372	$199,398,372	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.9%

Basic Materials - 1.1%

Orion Engineered Carbons SA (Luxembourg)	51,000	$1,305,600

Communications - 5.5%

A10 Networks Inc *	157,066	1,212,549
Extreme Networks Inc *	58,520	732,670
Finisar Corp *	37,960	772,486
FTD Cos Inc *	68,540	492,803
Houghton Mifflin Harcourt Co *	83,937	780,614
Infinera Corp *	80,860	511,844
NETGEAR Inc *	12,161	714,459
Scholastic Corp	31,630	1,268,679

		6,486,104

Consumer, Cyclical - 14.6%

Anixter International Inc *	18,290	1,390,040
Bloomin’ Brands Inc	54,040	1,153,214
Caleres Inc	38,640	1,293,667
Citi Trends Inc	41,110	1,087,771
Cooper-Standard Holdings Inc *	12,413	1,520,592
Crocs Inc *	90,990	1,150,114
Dana Inc	49,350	1,579,693
Deckers Outdoor Corp *	13,820	1,109,055
Ethan Allen Interiors Inc	30,890	883,454
Hawaiian Holdings Inc	11,607	462,539
Knoll Inc	65,150	1,501,056
Red Robin Gourmet Burgers Inc *	22,630	1,276,332
Signet Jewelers Ltd	13,390	757,205
SkyWest Inc	35,415	1,880,537
Wesco Aircraft Holdings Inc *	15,049	111,363

		17,156,632

Consumer, Non-Cyclical - 10.4%

ABM Industries Inc	19,950	752,514
Booz Allen Hamilton Holding Corp	33,780	1,288,031
Cott Corp (Canada)	98,340	1,638,344
ICON PLC *	13,721	1,538,810
LifePoint Health Inc *	20,920	1,041,816
Molina Healthcare Inc *	15,940	1,222,279
Sotheby’s*	31,670	1,634,172
TrueBlue Inc *	59,800	1,644,500
Viad Corp	12,960	717,984
WellCare Health Plans Inc *	4,150	834,607

		12,313,057

Energy - 7.9%

Helix Energy Solutions Group Inc *	44,690	336,963
MRC Global Inc *	56,890	962,579
Oasis Petroleum Inc *	115,120	968,159
Oil States International Inc *	36,140	1,022,762
Patterson-UTI Energy Inc	50,010	1,150,730
QEP Resources Inc *	116,410	1,114,044
RPC Inc	59,820	1,527,205
SM Energy Co	53,260	1,175,981
SRC Energy Inc *	129,320	1,103,100

		9,361,523

Financial - 27.4%

1st Source Corp	17,659	873,237
Armada Hoffler Properties Inc REIT	61,130	949,349
Associated Banc-Corp	72,420	1,839,468
Customers Bancorp Inc *	42,616	1,107,590
Education Realty Trust Inc REIT	33,230	1,160,392
Essent Group Ltd *	26,850	1,165,827
First American Financial Corp	12,490	699,939
First Commonwealth Financial Corp	79,490	1,138,297

	Shares	Value

Fulton Financial Corp	65,420	$1,171,018
Gramercy Property Trust REIT	48,355	1,289,144
Heritage Financial Corp	33,462	1,030,630
Hope Bancorp Inc	79,421	1,449,434
Independence Realty Trust Inc REIT	103,830	1,047,645
Independent Bank Group Inc	27,580	1,864,408
National Storage Affiliates Trust REIT	55,580	1,515,111
Selective Insurance Group Inc	21,020	1,233,874
STAG Industrial Inc REIT	41,330	1,129,549
State Auto Financial Corp	23,900	695,968
Sterling Bancorp	75,960	1,868,616
Synovus Financial Corp	23,880	1,144,807
Texas Capital Bancshares Inc *	20,450	1,818,005
Umpqua Holdings Corp	61,040	1,269,632
Validus Holdings Ltd	11,510	540,049
Webster Financial Corp	30,750	1,726,920
WSFS Financial Corp	20,235	968,245
Zions Bancorp	31,694	1,611,006

		32,308,160

Industrial - 18.1%

AECOM*	26,779	994,828
Air Transport Services Group Inc *	29,900	691,886
Atlas Air Worldwide Holdings Inc *	14,210	833,416
Columbus Mckinnon Corp	31,340	1,252,973
Covenant Transportation Group Inc ‘A’ *	51,573	1,481,692
EnerSys	23,140	1,611,238
Esterline Technologies Corp *	9,620	718,614
General Cable Corp	60,730	1,797,608
Granite Construction Inc	15,000	951,450
Graphic Packaging Holding Co	91,240	1,409,658
MYR Group Inc *	17,880	638,852
Oshkosh Corp	14,630	1,329,721
Regal Beloit Corp	15,320	1,173,512
Saia Inc *	16,346	1,156,479
SPX FLOW Inc *	32,180	1,530,159
Terex Corp	25,039	1,207,381
Trinseo SA	22,339	1,621,811
Tutor Perini Corp *	37,080	939,978

		21,341,256

Technology - 11.4%

Convergys Corp	40,920	961,620
CSG Systems International Inc	30,790	1,349,218
Integrated Device Technology Inc *	12,190	362,409
Kulicke & Soffa Industries Inc (Singapore) *	59,880	1,457,180
MagnaChip Semiconductor Corp (South Korea) *	87,560	871,222
Mellanox Technologies Ltd (Israel) *	14,010	906,447
Mitel Networks Corp *	78,631	647,133
NCR Corp *	46,210	1,570,678
Unisys Corp *	120,273	980,225
VeriFone Systems Inc *	70,330	1,245,544
Verint Systems Inc *	38,340	1,604,529
Virtusa Corp *	15,700	692,056
WNS Holdings Ltd ADR (India) *	20,980	841,927

		13,490,188

Utilities - 2.5%

Black Hills Corp	16,260	977,389
PNM Resources Inc	24,490	990,620
Portland General Electric Co	21,620	985,440

		2,953,449

Total Common Stocks (Cost $89,604,022)		116,715,969

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio	1,695,311	$1,695,311

Total Short-Term Investment (Cost $1,695,311)		1,695,311

TOTAL INVESTMENTS - 100.3% (Cost $91,299,333)		118,411,280

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(365,804)

NET ASSETS - 100.0%		$118,045,476

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$116,715,969	$116,715,969	$—	$—
	Short-Term Investment	1,695,311	1,695,311	—	—

	Total	$118,411,280	$118,411,280	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 1.5%

Brazil - 1.4%

Itau Unibanco Holding SA ADR	24,610	$319,930
Lojas Americanas SA	515,618	2,649,083

		2,969,013

India - 0.1%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22	708,924	111,069

Total Preferred Stocks (Cost $2,412,142)		3,080,082

COMMON STOCKS - 96.5%

Argentina - 0.1%

MercadoLibre Inc	390	122,717

Brazil - 4.0%

Atacadao Distribuicao Comercio e Industria Ltda *	332,600	1,529,092
B3 SA - Brasil Bolsa Balcao	541,616	3,717,122
Estacio Participacoes SA	115,500	1,142,778
Natura Cosmeticos SA	16,100	160,461
Sul America SA	178,160	1,002,220
Vale SA ADR	68,200	834,086

		8,385,759

Chile - 0.3%

Banco de Chile	2,221,846	355,986
SACI Falabella	17,616	175,596

		531,582

China - 23.7%

3SBio Inc * ~	381,500	747,821
Alibaba Group Holding Ltd ADR *	69,427	11,971,298
China International Capital Corp Ltd ‘H’ ~	363,600	754,726
China Lodging Group Ltd ADR	27,478	3,968,648
China Mobile Ltd	215,500	2,179,145
Ctrip.com International Ltd ADR *	84,350	3,719,835
Jiangsu Hengrui Medicine Co Ltd ‘A’	389,105	4,121,693
Kweichow Moutai Co Ltd ‘A’	25,844	2,768,110
New Oriental Education & Technology Group Inc ADR	19,240	1,808,560
Sinopharm Group Co Ltd ‘H’	959,000	4,131,172
Tencent Holdings Ltd	223,322	11,558,690
Want Want China Holdings Ltd	1,147,000	960,205
Wuxi Biologics Cayman Inc * ~	45,000	251,701
ZTO Express Cayman Inc ADR *	60,650	961,303

		49,902,907

Colombia - 1.1%

Grupo Aval Acciones y Valores SA ADR	150,279	1,277,372
Grupo de Inversiones Suramericana SA	75,193	1,009,312

		2,286,684

Egypt - 0.4%

Commercial International Bank Egypt SAE	203,462	885,475

France - 4.1%

Kering	11,037	5,195,401
LVMH Moet Hennessy Louis Vuitton SE	11,926	3,500,335

		8,695,736

	Shares	Value

Hong Kong - 5.2%

AIA Group Ltd	740,600	$6,299,283
Hang Lung Group Ltd	106,000	389,736
Hong Kong Exchanges & Clearing Ltd	35,835	1,096,131
Hutchison China MediTech Ltd ADR *	7,720	304,322
Jardine Strategic Holdings Ltd	74,211	2,937,271

		11,026,743

India - 11.7%

Apollo Hospitals Enterprise Ltd	65,538	1,235,289
Biocon Ltd	126,554	1,065,332
Cholamandalam Investment and Finance Co Ltd	27,015	550,035
Dr Reddy’s Laboratories Ltd	29,315	1,108,223
Housing Development Finance Corp Ltd	327,211	8,762,268
Infosys Ltd	127,201	2,067,450
Kotak Mahindra Bank Ltd	187,334	2,961,903
Tata Consultancy Services Ltd	44,343	1,874,907
UltraTech Cement Ltd	25,381	1,715,942
Zee Entertainment Enterprises Ltd	362,132	3,296,914

		24,638,263

Indonesia - 2.5%

P.T. Astra International Tbk	2,384,300	1,456,404
P.T. Bank Mandiri Persero Tbk	2,686,100	1,581,727
P.T. Bank Rakyat Indonesia Persero Tbk	4,258,800	1,142,586
P.T. Indocement Tunggal Prakarsa Tbk	695,200	1,124,720

		5,305,437

Italy - 1.1%

PRADA SPA	668,100	2,412,597

Malaysia - 1.2%

Genting Bhd	828,800	1,882,588
Genting Malaysia Bhd	493,800	686,952

		2,569,540

Mexico - 4.8%

Fomento Economico Mexicano SAB de CV	292,538	2,751,382
Fomento Economico Mexicano SAB de CV ADR	12,310	1,155,909
Grupo Aeroportuario del Sureste SAB de CV ‘B’	60,081	1,095,926
Grupo Financiero Inbursa SAB de CV ‘O’	1,088,170	1,781,472
Grupo Mexico SAB de CV ‘B’	788,531	2,603,907
Kimberly-Clark de Mexico SAB de CV ‘A’	357,821	630,020

		10,018,616

Nigeria - 0.3%

Nigerian Breweries PLC	591,172	221,525
Zenith Bank PLC	5,445,946	387,872

		609,397

Peru - 0.9%

Credicorp Ltd	8,860	1,837,830

Philippines - 4.0%

Ayala Corp	34,560	702,540
Ayala Land Inc	1,717,900	1,532,530
Jollibee Foods Corp	238,020	1,206,311
SM Investments Corp	146,857	2,912,428
SM Prime Holdings Inc	2,656,670	1,995,696

		8,349,505

Portugal - 0.2%

Jeronimo Martins SGPS SA	20,984	407,751

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Shares	Value

Russia - 7.2%

Alrosa PJSC	668,441	$869,333
Magnit PJSC (RTS)	29,898	3,289,429
Moscow Exchange MICEX-RTS PJSC	544,037	1,026,391
Novatek PJSC GDR ~	47,270	5,681,854
Polyus PJSC GDR ~	13,500	517,590
Sberbank of Russia PJSC	331,191	1,293,673
Sberbank of Russia PJSC ADR	106,318	1,792,047
Yandex NV ‘A’ *	23,160	758,490

		15,228,807

South Africa - 3.1%

FirstRand Ltd	672,286	3,639,483
Mediclinic International PLC	111,430	977,153
Shoprite Holdings Ltd	99,267	1,774,651
Steinhoff International Holdings NV	642,305	241,110

		6,632,397

South Korea - 6.6%

Amorepacific Corp	4,671	1,328,588
AMOREPACIFIC Group	3,240	426,734
Celltrion Healthcare Co Ltd *	10,789	1,090,915
Celltrion Inc *	4,118	849,381
LG Household & Health Care Ltd	3,196	3,549,618
NAVER Corp	6,250	5,077,373
Samsung Biologics Co Ltd * ~	4,658	1,611,144

		13,933,753

Spain - 0.3%

Prosegur Cash SA ~	193,555	621,464

Switzerland - 3.0%

Glencore PLC	1,192,556	6,241,781

Taiwan - 5.9%

Taiwan Semiconductor Manufacturing Co Ltd	1,620,995	12,412,080

Turkey - 1.1%

Anadolu Efes Biracilik Ve Malt Sanayii AS	157,409	1,004,959
BIM Birlesik Magazalar AS	63,121	1,298,068

		2,303,027

United Arab Emirates - 1.9%

DP World Ltd	121,581	3,039,525
Emaar Properties PJSC	467,000	883,237

		3,922,762

United Kingdom - 1.8%

Anglo American PLC	52,840	1,099,016
Unilever PLC	49,941	2,770,028

		3,869,044

Total Common Stocks (Cost $131,482,812)		203,151,654

	Shares	Value

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio	4,694,836	$4,694,836

Total Short-Term Investment (Cost $4,694,836)		4,694,836

TOTAL INVESTMENTS - 100.2% (Cost $138,589,790)		210,926,572

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(368,487)

NET ASSETS - 100.0%		$210,558,085

Notes to Schedule of Investments

(a)	As of December 31, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.3%
Consumer, Non-Cyclical	23.1%
Communications	18.4%
Consumer, Cyclical	13.2%
Technology	7.8%
Basic Materials	5.8%
Others (each less than 3.0%)	8.6%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$2,969,013	$319,930	$2,649,083	$—
	India	111,069	111,069	—	—

	Total Preferred Stocks	3,080,082	430,999	2,649,083	—

	Common Stocks
	Argentina	122,717	122,717	—	—
	Brazil	8,385,759	4,668,637	3,717,122	—
	Chile	531,582	531,582	—	—
	China	49,902,907	29,571,148	20,331,759	—
	Colombia	2,286,684	2,286,684	—	—
	Egypt	885,475	—	885,475	—
	France	8,695,736	—	8,695,736	—
	Hong Kong	11,026,743	3,241,593	7,785,150	—
	India	24,638,263	1,615,367	23,022,896	—
	Indonesia	5,305,437	2,267,306	3,038,131	—
	Italy	2,412,597	—	2,412,597	—
	Malaysia	2,569,540	686,952	1,882,588	—
	Mexico	10,018,616	10,018,616	—	—
	Nigeria	609,397	609,397	—	—
	Peru	1,837,830	1,837,830	—	—
	Philippines	8,349,505	6,114,435	2,235,070	—
	Portugal	407,751	407,751	—	—
	Russia	15,228,807	6,440,344	8,788,463	—
	South Africa	6,632,397	2,751,804	3,880,593	—
	South Korea	13,933,753	5,304,940	8,628,813	—
	Spain	621,464	621,464	—	—
	Switzerland	6,241,781	—	6,241,781	—
	Taiwan	12,412,080	—	12,412,080	—
	Turkey	2,303,027	1,004,959	1,298,068	—
	United Arab Emirates	3,922,762	3,039,525	883,237	—
	United Kingdom	3,869,044	—	3,869,044	—

	Total Common Stocks	203,151,654	83,143,051	120,008,603	—

	Short-Term Investment	4,694,836	4,694,836	—	—

	Total	$210,926,572	$88,268,886	$122,657,686	$—

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$8,101,061	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
28,235,090	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.5%

Australia - 0.4%

Orica Ltd	55,493	$780,176

Belgium - 1.1%

KBC Group NV	23,487	2,001,402

Brazil - 0.9%

Ambev SA ADR	249,168	1,609,625

Canada - 3.6%

Canadian National Railway Co	43,033	3,550,223
Suncor Energy Inc	80,474	2,954,555

		6,504,778

China - 1.3%

Alibaba Group Holding Ltd ADR *	7,228	1,246,324
Baidu Inc ADR *	4,378	1,025,371

		2,271,695

Denmark - 2.5%

Carlsberg AS ‘B’	10,086	1,209,697
Novo Nordisk AS ‘B’	60,493	3,250,621

		4,460,318

France - 15.1%

Air Liquide SA	32,850	4,129,703
Danone SA	28,654	2,400,938
Dassault Systemes SE	12,185	1,293,791
Engie SA	123,595	2,124,779
Essilor International Cie Generale d’Optique SA	9,597	1,321,902
Hermes International	940	502,873
L’Oreal SA	7,999	1,772,420
Legrand SA	22,433	1,724,620
LVMH Moet Hennessy Louis Vuitton SE	12,049	3,536,436
Pernod Ricard SA	25,568	4,043,695
Schneider Electric SE *	47,885	4,059,703

		26,910,860

Germany - 10.4%

Bayer AG	45,967	5,711,991
Beiersdorf AG	27,414	3,213,820
Linde AG *	7,778	1,816,553
Merck KGaA	14,477	1,553,911
MTU Aero Engines AG	5,973	1,067,341
ProSiebenSat.1 Media SE	34,672	1,190,137
SAP SE	35,404	3,960,824

		18,514,577

Hong Kong - 2.6%

AIA Group Ltd	538,462	4,579,968

India - 2.6%

Housing Development Finance Corp Ltd	63,505	1,700,578
Tata Consultancy Services Ltd	68,679	2,903,879

		4,604,457

Israel - 1.1%

Check Point Software Technologies Ltd *	18,526	1,919,664

	Shares	Value

Italy - 2.3%

Eni SPA	108,780	$1,800,080
Intesa Sanpaolo SPA	590,058	1,957,725
Luxottica Group SPA	4,943	303,363

		4,061,168

Japan - 14.1%

Daikin Industries Ltd	18,800	2,221,464
Denso Corp	49,800	2,983,457
FANUC Corp	9,300	2,231,037
Hoya Corp	75,000	3,735,239
Japan Tobacco Inc	55,500	1,787,273
Kao Corp	23,700	1,601,400
Kubota Corp	96,500	1,887,486
Kyocera Corp	33,300	2,174,057
Olympus Corp	44,600	1,706,173
Shin-Etsu Chemical Co Ltd	10,800	1,094,288
Terumo Corp	78,700	3,723,271

		25,145,145

Netherlands - 5.0%

Akzo Nobel NV	28,738	2,521,613
ING Groep NV	222,721	4,088,419
Randstad Holding NV	38,086	2,336,915

		8,946,947

Singapore - 1.7%

DBS Group Holdings Ltd	166,100	3,072,232

Spain - 2.3%

Amadeus IT Group SA	57,036	4,104,441

Sweden - 0.7%

Essity AB ‘B’ *	42,155	1,197,957

Switzerland - 12.7%

Julius Baer Group Ltd	31,041	1,898,221
Kuehne + Nagel International AG	4,491	794,545
Nestle SA	76,507	6,577,786
Novartis AG	36,549	3,075,690
Roche Holding AG	17,837	4,510,181
UBS Group AG	225,734	4,147,356
Zurich Insurance Group AG	5,127	1,558,832

		22,562,611

Taiwan - 1.8%

Taiwan Semiconductor Manufacturing Co Ltd ADR	82,510	3,271,522

United Kingdom - 14.4%

Barclays PLC	671,677	1,838,625
Compass Group PLC	185,955	4,009,593
Diageo PLC	84,304	3,090,103
Experian PLC	78,642	1,733,478
Prudential PLC	55,141	1,412,176
Reckitt Benckiser Group PLC	36,859	3,438,697
RELX NV	91,672	2,107,022
Rio Tinto PLC	36,755	1,928,075
Rolls-Royce Holdings PLC *	118,714	1,354,854
Rolls-Royce Holdings PLC ‘C’ *	5,640,612	7,616
Smiths Group PLC	55,607	1,116,002
Tesco PLC	80,349	227,001
WPP PLC	191,242	3,454,920

		25,718,162

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Shares	Value

United States - 1.9%

QIAGEN NV *	26,043	$812,292
Yum China Holdings Inc	65,836	2,634,757

		3,447,049

Total Common Stocks (Cost $97,912,849)		175,684,754

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	1,581,271	1,581,271

Total Short-Term Investment (Cost $1,581,271)		1,581,271

TOTAL INVESTMENTS - 99.4% (Cost $99,494,120)		177,266,025

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,002,688

NET ASSETS - 100.0%		$178,268,713

Notes to Schedule of Investments

(a)	As of December 31, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	35.9%
Financial	15.8%
Industrial	15.0%
Technology	9.8%
Consumer, Cyclical	7.8%
Basic Materials	6.4%
Communications	3.9%
Others (each less than 3.0%)	4.8%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$780,176	$—	$780,176	$—
	Belgium	2,001,402	—	2,001,402	—
	Brazil	1,609,625	1,609,625	—	—
	Canada	6,504,778	6,504,778	—	—
	China	2,271,695	2,271,695	—	—
	Denmark	4,460,318	—	4,460,318	—
	France	26,910,860	—	26,910,860	—
	Germany	18,514,577	1,816,553	16,698,024	—
	Hong Kong	4,579,968	—	4,579,968	—
	India	4,604,457	—	4,604,457	—
	Israel	1,919,664	1,919,664	—	—
	Italy	4,061,168	303,363	3,757,805	—
	Japan	25,145,145	—	25,145,145	—
	Netherlands	8,946,947	—	8,946,947	—
	Singapore	3,072,232	—	3,072,232	—
	Spain	4,104,441	—	4,104,441	—
	Sweden	1,197,957	—	1,197,957	—
	Switzerland	22,562,611	—	22,562,611	—
	Taiwan	3,271,522	3,271,522	—	—
	United Kingdom	25,718,162	227,001	25,491,161	—
	United States	3,447,049	2,634,757	812,292	—

	Total Common Stocks	175,684,754	20,558,958	155,125,796	—

	Short-Term Investment	1,581,271	1,581,271	—	—

	Total	$177,266,025	$22,140,229	$155,125,796	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.7%

Australia - 5.9%

Abacus Property Group REIT	40,262	$129,114
Asaleo Care Ltd	89,001	103,778
Australian Pharmaceutical Industries Ltd	52,648	68,991
Aveo Group »	56,815	118,509
Beach Energy Ltd	139,899	135,111
Charter Hall Retail REIT	34,031	110,292
CSR Ltd	50,729	187,551
GrainCorp Ltd ‘A’	17,357	110,572
GWA Group Ltd	87,378	193,193
Metcash Ltd	84,889	205,814
Orora Ltd	108,499	285,815
Sandfire Resources NL	23,870	127,964
Seven Group Holdings Ltd	16,893	200,317
Shopping Centres Australasia Property Group REIT	50,057	90,767
Sigma Healthcare Ltd	138,151	106,445
Southern Cross Media Group Ltd	14,102	12,991
Super Retail Group Ltd	15,872	101,942
Vita Group Ltd	57,598	64,098
Whitehaven Coal Ltd	36,796	127,601
WorleyParsons Ltd *	12,960	144,443

		2,625,308

Austria - 1.0%

CA Immobilien Anlagen AG	10,043	310,952
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,597	141,811

		452,763

Belgium - 0.5%

Barco NV	1,220	130,269
Orange Belgium SA	4,702	98,665

		228,934

Canada - 8.7%

AGF Management Ltd ‘B’	22,000	143,166
Alamos Gold Inc ‘A’	17,600	114,673
Avigilon Corp *	7,500	125,835
BlackPearl Resources Inc *	78,900	69,673
Bonavista Energy Corp	28,800	51,551
BRP Inc	4,900	181,304
Canadian Apartment Properties REIT	5,100	151,418
Canfor Pulp Products Inc	9,400	99,833
Cascades Inc	14,700	159,279
Celestica Inc *	11,100	116,387
Choice Properties REIT	10,400	110,453
Cogeco Communications Inc	1,900	130,718
Copper Mountain Mining Corp *	92,400	112,468
Detour Gold Corp *	7,900	92,889
Enerplus Corp	29,000	284,002
Equitable Group Inc	1,700	96,699
Genworth MI Canada Inc	5,642	195,248
Great Canadian Gaming Corp *	5,500	147,848
Hudbay Minerals Inc	14,900	131,931
Maple Leaf Foods Inc	7,257	206,799
Paramount Resources Ltd ‘A’ *	10,200	157,585
Parex Resources Inc *	9,200	132,913
Premier Gold Mines Ltd *	39,200	112,267
Quarterhill Inc	56,422	104,136
SmartCentres REIT	4,500	110,656
Taseko Mines Ltd *	33,852	79,177
The Stars Group Inc *	7,000	162,888
Trican Well Service Ltd *	55,600	180,468
Wajax Corp	6,500	127,570

		3,889,834

	Shares	Value

Denmark - 2.8%

Dfds AS	3,805	$203,217
FLSmidth & Co AS	3,017	175,481
Rockwool International AS ‘B’	657	186,256
Royal Unibrew AS	4,426	265,094
Spar Nord Bank AS	9,218	107,028
Sydbank AS	3,072	123,652
Topdanmark AS *	4,718	203,762

		1,264,490

Finland - 0.3%

Valmet OYJ	7,688	151,701

France - 5.4%

Alstom SA	3,076	127,505
Atos SE	757	110,060
Beneteau SA	5,116	122,431
Coface SA *	13,668	146,415
Eiffage SA	2,426	265,504
Eramet *	1,667	197,637
Eutelsat Communications SA	4,538	105,066
Fonciere Des Regions REIT	1,618	183,174
Ipsen SA	2,537	301,956
IPSOS	3,033	111,720
Kaufman & Broad SA	2,543	120,706
SCOR SE	6,911	277,777
Trigano SA	2,075	366,496

		2,436,447

Germany - 8.8%

Aurubis AG	1,345	124,847
CECONOMY AG	9,648	145,614
Cewe Stiftung & Co KGaA	1,558	164,286
Covestro AG ~	3,634	374,179
Deutz AG	29,163	263,639
DIC Asset AG	7,779	98,181
Grammer AG	1,967	121,857
HOCHTIEF AG	1,577	278,509
HUGO BOSS AG	2,320	196,870
Jenoptik AG	9,182	302,424
LEG Immobilien AG	2,080	237,433
Leoni AG	2,327	173,388
OSRAM Licht AG	1,736	155,447
Rheinmetall AG	2,023	255,835
Scout24 AG ~	2,548	103,846
Siltronic AG *	1,001	144,716
Software AG	6,176	346,415
TAG Immobilien AG	7,208	136,830
Talanx AG	3,349	136,477
United Internet AG	2,330	159,654

		3,920,447

Hong Kong - 1.8%

Dah Sing Financial Holdings Ltd	12,000	76,873
HK Electric Investments & HK Electric Investments Ltd ~ »	202,500	185,320
Kerry Properties Ltd	35,500	159,477
Luk Fook Holdings International Ltd	42,000	180,357
Melco International Development Ltd	42,000	123,165
Shun Tak Holdings Ltd	260,000	101,300

		826,492

India - 0.4%

Vedanta Resources PLC	17,983	194,567

Israel - 0.3%

Nova Measuring Instruments Ltd *	4,665	120,870

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Shares	Value

Italy - 1.7%

A2A SPA	111,315	$205,964
Banca IFIS SPA	3,400	166,194
ERG SPA	7,323	135,438
Iren SPA	48,981	146,924
Rizzoli Corriere Della Sera Mediagroup SPA *	70,312	102,894

		757,414

Japan - 23.3%

Akebono Brake Industry Co Ltd *	30,800	83,877
Asahi Diamond Industrial Co Ltd	13,800	157,284
Capcom Co Ltd	4,800	151,799
Cosel Co Ltd	9,400	154,229
CROOZ Inc	4,000	87,886
Daiwabo Holdings Co Ltd	6,800	279,044
DIC Corp	3,500	131,673
Feed One Co Ltd	52,100	122,275
First-corp Inc	11,300	148,655
Glory Ltd	3,400	128,161
Goldcrest Co Ltd	9,400	189,551
Haseko Corp	14,000	216,975
Japan Securities Finance Co Ltd	20,900	118,149
Kinden Corp	11,000	179,100
Kobe Bussan Co Ltd	2,900	111,045
Kureha Corp	2,500	181,273
Leopalace21 Corp	22,100	171,620
Maruwa Co Ltd/Aichi	5,100	340,240
Megmilk Snow Brand Co Ltd	3,600	106,479
Meidensha Corp	37,000	152,618
Meitec Corp	3,200	167,889
Miraca Holdings Inc	3,900	166,355
Mochida Pharmaceutical Co Ltd	1,500	114,624
Morinaga & Co Ltd	4,600	232,837
Morinaga Milk Industry Co Ltd	3,400	153,894
Nagase & Co Ltd	14,200	255,252
Nihon Unisys Ltd	12,700	263,691
Nippon Chemi-Con Corp	4,000	123,713
Nippon Piston Ring Co Ltd	9,000	179,843
Nippon Yakin Kogyo Co Ltd *	54,800	117,709
Nishimatsu Construction Co Ltd	4,200	117,505
Nisshin Steel Co Ltd	9,700	158,840
Nitto Boseki Co Ltd	4,600	132,331
North Pacific Bank Ltd	30,200	100,951
Oiles Corp	5,900	117,923
Penta-Ocean Construction Co Ltd	27,900	207,865
Rengo Co Ltd	13,500	98,448
Riken Vitamin Co Ltd	3,600	143,267
Roland DG Corp	3,600	96,463
Ryobi Ltd	6,200	175,791
Sanden Holdings Corp *	6,600	132,173
Sankyu Inc	4,200	180,792
Seikagaku Corp	8,700	129,078
Seiren Co Ltd	7,800	152,450
Seven Bank Ltd	32,500	110,993
Shinmaywa Industries Ltd	13,000	123,617
Shinoken Group Co Ltd	5,200	114,079
Ship Healthcare Holdings Inc	4,400	145,435
Starts Corp Inc	4,500	117,532
Sumitomo Seika Chemicals Co Ltd	2,400	133,110
Tekken Corp	3,700	112,094
The Hokkoku Bank Ltd	3,800	150,929
The Oita Bank Ltd	3,000	116,558
The Okinawa Electric Power Co Inc	7,865	204,518
TOA ROAD Corp	3,000	118,738
Toho Holdings Co Ltd	6,500	146,525
Tokai Carbon Co Ltd	30,700	378,808
Tosei Corp	17,500	170,346
Toyota Boshoku Corp	5,200	108,541
Tsugami Corp	17,000	217,689

	Shares	Value

Ulvac Inc	4,200	$263,411
Unipres Corp	5,400	144,862
Unitika Ltd *	31,100	228,144
Yodogawa Steel Works Ltd	4,500	139,060
Yuasa Trading Co Ltd	6,800	246,797

		10,423,403

Luxembourg - 0.8%

B&M European Value Retail SA	30,175	172,193
Orion Engineered Carbons SA	6,687	171,187

		343,380

Malta - 0.3%

Kindred Group PLC SDR	10,082	143,959

Netherlands - 2.2%

ASR Nederland NV	6,254	257,457
BE Semiconductor Industries NV	1,669	139,419
BinckBank NV	20,996	111,701
Koninklijke Volkerwessels NV	3,580	101,995
OCI NV *	4,815	121,434
Philips Lighting NV ~	2,874	105,409
SBM Offshore NV	8,095	142,486

		979,901

New Zealand - 0.3%

Contact Energy Ltd	31,054	122,323

Norway - 0.6%

Norwegian Finans Holding ASA *	7,683	86,088
Salmar ASA	3,688	110,801
TGS NOPEC Geophysical Co ASA	3,679	87,108

		283,997

Russia - 0.3%

Evraz PLC	30,349	139,317

Singapore - 2.6%

CDL Hospitality Trusts REIT »	80,100	101,214
First Resources Ltd	78,900	110,080
Frasers Commercial Trust REIT	105,500	117,483
Keppel DC REIT	115,900	123,920
Manulife US Real Estate Investment Trust REIT	126,300	114,302
Mapletree Greater China Commercial Trust REIT	150,709	138,601
Mapletree Industrial Trust REIT	109,800	166,656
Venture Corp Ltd	17,900	273,281

		1,145,537

South Korea - 5.7%

Amotech Co Ltd *	6,214	285,452
Chong Kun Dang Pharmaceutical Corp	974	125,802
CJ O Shopping Co Ltd	739	159,459
DB Insurance Co Ltd	1,544	102,688
Eugene Technology Co Ltd	7,065	139,004
Huchems Fine Chemical Corp	5,519	126,562
Hyundai Marine & Fire Insurance Co Ltd	4,777	209,507
Interflex Co Ltd *	5,797	242,483
Kumho Petrochemical Co Ltd	1,342	124,594
LG Uplus Corp	11,036	144,322
LS Corp	3,699	250,296
OCI Co Ltd	989	125,666
Orion Holdings Corp	3,995	99,451
SFA Engineering Corp	3,566	129,076
Silicon Works Co Ltd	3,318	163,303
SL Corp	4,948	113,004

		2,540,669

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Shares	Value

Spain - 1.6%

Atlantica Yield PLC	5,982	$126,878
Bankinter SA	17,934	169,650
Cia de Distribucion Integral Logista Holdings SA	6,375	146,667
Construcciones y Auxiliar de Ferrocarriles SA	3,376	138,452
Saeta Yield SA	10,384	122,225

		703,872

Sweden - 3.5%

Ahlsell AB ~	17,076	109,935
Attendo AB ~	8,616	92,377
Capio AB ~	17,893	95,756
Evolution Gaming Group AB ~	1,840	130,209
Hemfosa Fastigheter AB	10,883	145,832
JM AB	4,167	94,925
LeoVegas AB ~	11,899	121,483
Loomis AB ‘B’	4,156	174,587
NCC AB ‘B’	4,819	92,408
Nobia AB	10,516	88,968
Peab AB	11,930	102,643
SSAB AB ‘A’ *	31,947	174,579
Wihlborgs Fastigheter AB	5,585	133,495

		1,557,197

Switzerland - 8.3%

Adecco Group AG	3,529	269,687
Ascom Holding AG	5,454	140,798
Bucher Industries AG	304	123,540
Coca-Cola HBC AG	7,782	254,266
Comet Holding AG	647	101,681
EFG International AG	22,328	235,739
GAM Holding AG	8,851	142,817
Implenia AG	1,577	106,479
Julius Baer Group Ltd	4,711	288,087
Leonteq AG *	1,686	108,803
Logitech International SA	3,777	127,237
Lonza Group AG	1,175	316,905
Oriflame Holding AG	7,131	293,883
Rieter Holding AG	585	142,761
Schweiter Technologies AG	93	120,575
Siegfried Holding AG	356	118,357
Sika AG	30	238,020
Straumann Holding AG	590	416,215
VAT Group AG ~	997	147,444

		3,693,294

United Kingdom - 11.4%

Aldermore Group PLC *	31,910	133,687
Barratt Developments PLC	20,839	181,788
Bellway PLC	5,439	260,744
Booker Group PLC	70,830	218,995
Brewin Dolphin Holdings PLC	30,158	158,177
Centamin PLC	62,327	132,753
Chemring Group PLC	44,586	110,613
Computacenter PLC	8,922	138,891
Dialog Semiconductor PLC *	2,703	83,705
Fenner PLC	29,397	158,662
Fevertree Drinks PLC	9,090	279,453
Forterra PLC ~	30,678	123,535
Hastings Group Holdings PLC ~	28,060	121,232
Inchcape PLC	18,476	194,634
Indivior PLC *	35,147	193,010
International Personal Finance PLC	31,183	83,151
Jardine Lloyd Thompson Group PLC	8,359	156,987
Man Group PLC	60,608	168,650
Mitie Group PLC	36,556	95,356
Morgan Sindall Group PLC	6,989	134,749
On the Beach Group PLC ~	19,547	124,039
OneSavings Bank PLC	25,521	142,170
Paragon Banking Group PLC	21,641	143,156

	Shares	Value

Persimmon PLC	6,821	$252,152
QinetiQ Group PLC	46,280	144,402
Safestore Holdings PLC REIT	31,641	212,413
Spirent Communications PLC	71,323	98,222
St Modwen Properties PLC	22,383	122,634
Stock Spirits Group PLC	30,590	110,996
Tate & Lyle PLC	22,400	212,317
Taylor Wimpey PLC	63,363	176,574
WH Smith PLC	6,777	214,749

		5,082,596

United States - 0.2%

Argonaut Gold Inc *	57,600	109,976

Total Common Stocks (Cost $33,637,383)		44,138,688

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio	287,781	287,781

Total Short-Term Investment (Cost $287,781)		287,781

TOTAL INVESTMENTS - 99.3% (Cost $33,925,164)		44,426,469

OTHER ASSETS & LIABILITIES, NET - 0.7%		311,316

NET ASSETS - 100.0%		$44,737,785

Notes to Schedule of Investments

(a)	As of December 31, 2017, Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	20.7%
Financial	20.6%
Consumer, Cyclical	16.6%
Consumer, Non-Cyclical	15.0%
Basic Materials	9.5%
Technology	6.1%
Energy	3.6%
Communications	3.1%
Others (each less than 3.0%)	4.1%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$2,625,308	$—	$2,625,308	$—
	Austria	452,763	310,952	141,811	—
	Belgium	228,934	—	228,934	—
	Canada	3,889,834	3,889,834	—	—
	Denmark	1,264,490	186,256	1,078,234	—
	Finland	151,701	—	151,701	—
	France	2,436,447	122,431	2,314,016	—
	Germany	3,920,447	—	3,920,447	—
	Hong Kong	826,492	442,550	383,942	—
	India	194,567	—	194,567	—
	Israel	120,870	120,870	—	—
	Italy	757,414	146,924	610,490	—
	Japan	10,423,403	153,894	10,269,509	—
	Luxembourg	343,380	171,187	172,193	—
	Malta	143,959	—	143,959	—
	Netherlands	979,901	356,182	623,719	—
	New Zealand	122,323	—	122,323	—
	Norway	283,997	86,088	197,909	—
	Russia	139,317	139,317	—	—
	Singapore	1,145,537	644,693	500,844	—
	South Korea	2,540,669	761,558	1,779,111	—
	Spain	703,872	387,555	316,317	—
	Sweden	1,557,197	700,032	857,165	—
	Switzerland	3,693,294	520,567	3,172,727	—
	United Kingdom	5,082,596	3,141,249	1,941,347	—
	United States	109,976	109,976	—	—

	Total Common Stocks	44,138,688	12,392,115	31,746,573	—

	Short-Term Investment	287,781	287,781	—	—

	Total	$44,426,469	$12,679,896	$31,746,573	$—

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$1,709,290	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
3,672,776	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.5%

Brazil - 0.5%

Telefonica Brasil SA	58,500	$857,670

Total Preferred Stocks (Cost $868,627)		857,670

COMMON STOCKS - 98.2%

Belgium - 1.4%

Ageas	48,383	2,363,487

Brazil - 0.8%

Petroleo Brasileiro SA ADR *	131,457	1,352,693

Canada - 1.8%

Barrick Gold Corp	99,122	1,433,602
Eldorado Gold Corp	251,895	360,210
Kinross Gold Corp *	222,296	960,319
Tourmaline Oil Corp *	18,178	329,431

		3,083,562

China - 2.5%

China Mobile Ltd	176,000	1,779,720
China Telecom Corp Ltd ‘H’	3,984,000	1,889,652
Dongfeng Motor Group Co Ltd ‘H’	620,000	748,360

		4,417,732

France - 11.3%

Alstom SA	40,232	1,667,679
BNP Paribas SA	42,433	3,156,523
Cie de Saint-Gobain	54,870	3,019,830
Engie SA	109,744	1,886,660
Renault SA	9,484	951,983
Rexel SA	98,054	1,775,455
Societe Generale SA	46,005	2,371,805
TOTAL SA	89,551	4,943,195

		19,773,130

Germany - 5.0%

CECONOMY AG	83,884	1,266,029
E.ON SE	152,838	1,656,174
METRO AG *	72,691	1,447,907
Rheinmetall AG	9,679	1,224,037
RWE AG *	56,735	1,154,578
Salzgitter AG	34,738	1,973,314

		8,722,039

Greece - 0.1%

Alpha Bank AE *	119,456	256,115

India - 1.3%

Canara Bank	156,818	883,184
NTPC Ltd	471,934	1,308,720

		2,191,904

Ireland - 0.8%

Bank of Ireland Group PLC *	166,154	1,414,454

Italy - 6.8%

Assicurazioni Generali SPA	138,480	2,520,530
BPER Banca	260,650	1,313,062
Eni SPA	250,119	4,138,944

	Shares	Value

Saipem SPA *	295,484	$1,348,217
UniCredit SPA *	139,815	2,608,136

		11,928,889

Japan - 27.6%

Benesse Holdings Inc	22,100	777,563
Canon Inc	46,700	1,739,953
Chiyoda Corp	101,300	744,583
Citizen Watch Co Ltd	104,500	765,409
Dai-ichi Life Holdings Inc	103,600	2,129,202
DeNA Co Ltd	54,500	1,121,995
Eisai Co Ltd	23,700	1,346,388
Fuji Media Holdings Inc	37,935	595,428
Fujitsu Ltd	345,800	2,451,560
Gree Inc	129,100	809,214
Honda Motor Co Ltd	121,400	4,143,079
Inpex Corp	115,700	1,440,005
JGC Corp	73,800	1,425,774
JSR Corp	115,400	2,266,949
Mitsubishi Heavy Industries Ltd	65,800	2,453,293
Mitsubishi Motors Corp	229,100	1,648,166
Mitsubishi UFJ Financial Group Inc	496,100	3,610,599
Mizuho Financial Group Inc	1,618,600	2,926,574
Nikon Corp	52,900	1,064,518
Nippon Television Holdings Inc	62,540	1,069,974
Sankyo Co Ltd	26,800	842,773
Sumitomo Mitsui Financial Group Inc	81,600	3,517,328
Sumitomo Mitsui Trust Holdings Inc	52,400	2,073,259
Suzuken Co Ltd	21,500	882,712
T&D Holdings Inc	168,300	2,871,281
Takeda Pharmaceutical Co Ltd	61,300	3,470,664

		48,188,243

Netherlands - 4.7%

ING Groep NV	140,836	2,585,282
Koninklijke Philips NV	5,024	189,699
PostNL NV	442,808	2,161,530
Royal Dutch Shell PLC ‘B’	95,380	3,211,823

		8,148,334

Norway - 1.2%

Statoil ASA	45,551	975,175
Storebrand ASA	147,551	1,200,358

		2,175,533

Russia - 3.4%

Gazprom PJSC ADR	535,921	2,363,412
LUKOIL PJSC ADR	39,259	2,263,281
Sberbank of Russia PJSC ADR	82,126	1,398,606

		6,025,299

South Africa - 1.7%

Anglo American Platinum Ltd *	23,025	657,783
Gold Fields Ltd ADR	404,839	1,740,808
Impala Platinum Holdings Ltd *	192,428	504,656

		2,903,247

South Korea - 3.4%

KB Financial Group Inc	38,819	2,297,429
Kia Motors Corp	6,507	203,619
KT Corp ADR	128,679	2,008,679
Shinhan Financial Group Co Ltd	31,645	1,460,646

		5,970,373

Spain - 1.2%

CaixaBank SA	436,536	2,029,372

Sweden - 1.2%

Telefonaktiebolaget LM Ericsson ‘B’	317,135	2,093,005

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Shares	Value

Switzerland - 6.2%

Adecco Group AG	19,516	$1,491,415
Julius Baer Group Ltd	25,717	1,572,648
LafargeHolcim Ltd	44,452	2,503,619
UBS Group AG	198,700	3,650,667
Zurich Insurance Group AG	5,485	1,667,679

		10,886,028

Taiwan - 1.0%

MediaTek Inc	85,380	839,268
Shin Kong Financial Holding Co Ltd	2,500,000	879,517

		1,718,785

United Kingdom - 14.8%

Anglo American PLC	95,432	1,984,884
AstraZeneca PLC	50,093	3,456,690
BP PLC	779,403	5,467,721
BT Group PLC	602,660	2,210,768
Centrica PLC	958,146	1,776,165
HSBC Holdings PLC	492,343	5,084,943
J Sainsbury PLC	656,136	2,136,590
Marks & Spencer Group PLC	362,190	1,536,632
Standard Chartered PLC *	212,918	2,235,972

		25,890,365

Total Common Stocks (Cost $149,333,663)		171,532,589

	Shares	Value

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	1,515,834	$1,515,834

Total Short-Term Investment (Cost $1,515,834)		1,515,834

TOTAL INVESTMENTS - 99.6% (Cost $151,718,124)		173,906,093

OTHER ASSETS & LIABILITIES, NET - 0.4%		660,098

NET ASSETS - 100.0%		$174,566,191

Notes to Schedule of Investments

(a)	As of December 31, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	34.4%
Energy	15.9%
Industrial	8.7%
Consumer, Cyclical	8.7%
Consumer, Non-Cyclical	8.6%
Communications	7.2%
Basic Materials	6.8%
Utilities	4.4%
Technology	4.0%
Others (each less than 3.0%)	0.9%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Preferred Stocks	$857,670	$—	$857,670	$—
	Common Stocks
	Belgium	2,363,487	—	2,363,487	—
	Brazil	1,352,693	1,352,693	—	—
	Canada	3,083,562	3,083,562	—	—
	China	4,417,732	—	4,417,732	—
	France	19,773,130	—	19,773,130	—
	Germany	8,722,039	—	8,722,039	—
	Greece	256,115	—	256,115	—
	India	2,191,904	1,308,720	883,184	—
	Ireland	1,414,454	1,414,454	—	—
	Italy	11,928,889	—	11,928,889	—
	Japan	48,188,243	—	48,188,243	—
	Netherlands	8,148,334	—	8,148,334	—
	Norway	2,175,533	—	2,175,533	—
	Russia	6,025,299	6,025,299	—	—
	South Africa	2,903,247	2,398,591	504,656	—
	South Korea	5,970,373	2,212,298	3,758,075	—
	Spain	2,029,372	—	2,029,372	—
	Sweden	2,093,005	—	2,093,005	—
	Switzerland	10,886,028	—	10,886,028	—
	Taiwan	1,718,785	—	1,718,785	—
	United Kingdom	25,890,365	3,986,933	21,903,432	—

	Total Common Stocks	171,532,589	21,782,550	149,750,039	—

	Short-Term Investment	1,515,834	1,515,834	—	—

	Total	$173,906,093	$23,298,384	$150,607,709	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.9%

Consumer, Cyclical - 1.1%

Hilton Worldwide Holdings Inc	4,935	$394,109

Financial - 96.8%

Alexandria Real Estate Equities Inc REIT	2,276	297,223
American Campus Communities Inc REIT	840	34,465
American Homes 4 Rent ‘A’ REIT	17,778	388,272
AvalonBay Communities Inc REIT	5,111	911,854
Blackstone Mortgage Trust Inc ‘A’ REIT	5,900	189,862
Boston Properties Inc REIT	19,219	2,499,047
Brandywine Realty Trust REIT	9,318	169,494
Brixmor Property Group Inc REIT	13,929	259,915
Camden Property Trust REIT	8,999	828,448
CBL & Associates Properties Inc REIT	1,460	8,264
Chesapeake Lodging Trust REIT	8,149	220,756
Cousins Properties Inc REIT	17,388	160,839
CubeSmart REIT	18,588	537,565
DCT Industrial Trust Inc REIT	10,066	591,679
DDR Corp REIT	6,010	53,850
Digital Realty Trust Inc REIT	4,870	554,693
Douglas Emmett Inc REIT	3,937	161,653
Duke Realty Corp REIT	9,624	261,869
Education Realty Trust Inc REIT	5,360	187,171
Equity LifeStyle Properties Inc REIT	636	56,617
Equity Residential REIT	22,134	1,411,485
Essex Property Trust Inc REIT	2,183	526,911
Federal Realty Investment Trust REIT	633	84,069
Gaming & Leisure Properties Inc REIT	10,940	404,780
GGP Inc REIT	63,283	1,480,189
HCP Inc REIT	21,584	562,911
Healthcare Realty Trust Inc REIT	22,273	715,409
Healthcare Trust of America Inc ‘A’ REIT	11,194	336,268
Host Hotels & Resorts Inc REIT	19,891	394,836
Hudson Pacific Properties Inc REIT	7,831	268,212
Invitation Homes Inc REIT	14,724	347,045
JBG SMITH Properties REIT	12,854	446,419
Kilroy Realty Corp REIT	8,909	665,057
LaSalle Hotel Properties REIT	34,436	966,619
Liberty Property Trust REIT	3,643	156,685
Life Storage Inc REIT	5,232	466,014
Mack-Cali Realty Corp REIT	22,848	492,603
National Retail Properties Inc REIT	7,310	315,280
Paramount Group Inc REIT	25,830	409,405
Pennsylvania Real Estate Investment Trust REIT	6,855	81,506
Prologis Inc REIT	15,929	1,027,580
Public Storage REIT	7,202	1,505,218
QTS Realty Trust Inc ‘A’ REIT	9,421	510,241
Regency Centers Corp REIT	13,936	964,092
Rexford Industrial Realty Inc REIT	7,400	215,784
RLJ Lodging Trust REIT	12,970	284,951

	Shares	Value

Simon Property Group Inc REIT	27,642	$4,747,237
SL Green Realty Corp REIT	17,377	1,753,861
Starwood Property Trust Inc REIT	7,110	151,799
Tanger Factory Outlet Centers Inc REIT	8,013	212,425
Taubman Centers Inc REIT	7,442	486,930
The Macerich Co REIT	11,843	777,848
Tier REIT Inc REIT	2,926	59,661
UDR Inc REIT	7,560	291,211
Ventas Inc REIT	9,311	558,753
VEREIT Inc REIT	48,289	376,171
Vornado Realty Trust REIT	33,476	2,617,154
Welltower Inc REIT	5,204	331,859

		35,778,014

Total Common Stocks (Cost $22,907,562)		36,172,123

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio	650,025	650,025

Total Short-Term Investment (Cost $650,025)		650,025

TOTAL INVESTMENTS - 99.6% (Cost $23,557,587)		36,822,148

OTHER ASSETS & LIABILITIES, NET - 0.4%		138,854

NET ASSETS - 100.0%		$36,961,002

Notes to Schedule of Investments

(a)	As of December 31, 2017, Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Regional Malls	21.1%
REITS-Office Property	20.6%
REITS-Apartments	13.3%
REITS-Diversified	10.8%
REITS-Storage	6.8%
REITS-Health Care	6.8%
REITS-Warehouse/Industrial	6.8%
REITS-Hotels	5.0%
REITS-Shopping Centers	3.7%
Others (each less than 3.0%)	3.0%

97.9%
Short-Term Investment	1.7%
Other Assets& Liabilities, Net	0.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$36,172,123	$36,172,123	$—	$—
	Short-Term Investment	650,025	650,025	—	—

	Total	$36,822,148	$36,822,148	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 6.5%

U.S. Treasury Notes - 6.5%

1.000% due 09/15/18 ‡	$5,100,000	$5,075,595

Total U.S. Treasury Obligations (Cost $5,087,043)		5,075,595

FOREIGN GOVERNMENT BONDS & NOTES - 23.9%

Canada - 6.1%

Canadian Government 1.250% due 02/01/18	CAD 6,000,000	4,774,129

France - 5.1%

French Republic Government OAT 1.000% due 05/25/18 ~	EUR 3,250,000	3,924,867

Germany - 6.1%

Bundesrepublik Deutschland Bundesanleihe 4.000% due 01/04/18 ~	3,950,000	4,740,697

United Kingdom - 6.6%

United Kingdom Gilt 1.250% due 07/22/18 ~	GBP 3,800,000	5,157,238

Total Foreign Government Bonds & Notes (Cost $17,725,967)		18,596,931

	Shares	Value

SHORT-TERM INVESTMENTS - 71.9%

Money Market Fund - 30.9%

BlackRock Liquidity Funds T-Fund Portfolio	24,086,494	$24,086,494

	Principal Amount
U.S. Treasury Bills - 41.0%

1.118% due 01/18/18	$4,000,000	3,997,807
1.207% due 02/08/18	8,000,000	7,989,753
1.251% due 03/01/18 ‡	8,000,000	7,983,663
1.385% due 04/05/18	8,000,000	7,971,403
1.480% due 06/07/18	4,000,000	3,974,650

		31,917,276

Total Short-Term Investments (Cost $56,009,635)		56,003,770

TOTAL INVESTMENTS - 102.3% (Cost $78,822,645)		79,676,296

DERIVATIVES - (3.1%)
(See Notes (b) and (c) in Notes to Schedule of Investments)		(2,399,236)

OTHER ASSETS & LIABILITIES, NET - 0.8%		574,861

NET ASSETS - 100.0%		$77,851,921

Notes to Schedule of Investments

(a)	As of December 31, 2017, $450,000 in cash and investments with a total aggregate value of $1,790,707 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(b)	Forward foreign currency contracts outstanding as of December 31, 2017 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation (Depreciation)
AUD	670,000	USD	522,230	01/18	JPM	$545
AUD	12,697,524	USD	9,549,364	03/18	ANZ	356,740
CAD	1,840,000	USD	1,446,696	01/18	SSB	17,551
CHF	480,000	USD	492,006	01/18	JPM	1,285
CLP	284,900,000	USD	463,101	01/18	MSC	(151)
COP	36,818,542,264	USD	12,240,207	01/18	GSC	72,340
EUR	3,798,713	USD	4,501,133	03/18	GSC	75,637
GBP	380,000	USD	511,418	01/18	JPM	1,992
GBP	6,518,368	USD	8,776,894	03/18	BRC	43,961
GBP	5,967,300	USD	8,086,819	03/18	JPM	(11,687)
GBP	5,686,120	USD	7,643,168	03/18	SGN	51,462
INR	397,100,000	USD	6,155,635	01/18	JPM	51,391
JPY	2,060,100,000	USD	18,322,423	01/18	GSC	(20,997)
JPY	310,046,000	USD	2,765,342	03/18	BRC	(4,111)
JPY	261,886,351	USD	2,335,799	03/18	JPM	(3,473)
JPY	1,293,727,154	USD	11,520,636	03/18	JPM	1,137
KRW	867,000,000	USD	798,293	01/18	JPM	11,840
KRW	734,000,000	USD	683,299	01/18	MSC	2,557
MXN	463,880,000	USD	24,166,710	01/18	MSC	(667,889)
MYR	25,377,000	USD	6,219,548	03/18	BRC	33,016
NOK	75,441,165	USD	9,037,978	03/18	GSC	168,139
NZD	740,000	USD	524,397	01/18	SSB	(97)
NZD	1,520,000	USD	1,065,953	01/18	SSB	10,989
NZD	8,969,065	USD	6,188,277	03/18	ANZ	162,525

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation (Depreciation)
SEK	51,280,000	USD	6,133,971	01/18	SSB	$125,151
SEK	42,707,687	USD	5,107,940	03/18	BRC	120,330
SEK	4,658,600	USD	571,082	03/18	JPM	(776)
SEK	34,018,894	USD	4,144,880	03/18	JPM	19,709
SGD	610,000	USD	456,252	01/18	JPM	(13)
TRY	23,735,000	USD	6,064,594	01/18	MSC	159,685
USD	6,141,074	AUD	8,020,000	01/18	SSB	(116,628)
USD	1,041,177	AUD	1,331,600	03/18	ANZ	2,315
USD	23,130,841	CAD	29,700,000	01/18	SSB	(504,001)
USD	4,060,773	CAD	5,198,987	03/18	GSC	(79,074)
USD	6,118,366	CHF	6,025,000	01/18	JPM	(73,464)
USD	11,431,055	CHF	11,256,515	03/18	BRC	(177,981)
USD	4,561,904	CHF	4,482,833	03/18	GSC	(61,318)
USD	20,349,821	CHF	19,824,925	03/18	JPM	(95,965)
USD	5,955,250	CLP	3,806,000,000	01/18	MSC	(229,346)
USD	397,244	COP	1,179,418,204	01/18	CSF	2,833
USD	540,532	COP	1,615,110,117	01/18	MSC	421
USD	9,053,758	EUR	7,630,000	01/18	BRC	(112,281)
USD	7,299,516	EUR	6,067,700	03/18	ANZ	(10,978)
USD	4,509,700	EUR	3,798,202	03/18	BRC	(66,454)
USD	8,326,541	EUR	7,027,151	03/18	GSC	(139,919)
USD	11,409,514	GBP	8,470,000	01/18	JPM	(34,108)
USD	8,771,622	GBP	6,525,630	03/18	SGN	(59,060)
USD	470,515	INR	30,080,000	01/18	JPM	337
USD	1,095,422	JPY	123,700,000	01/18	GSC	(3,498)
USD	18,544,931	KRW	20,206,000,000	01/18	SSB	(335,738)
USD	665,814	MXN	13,140,000	01/18	MSC	180
USD	457,283	MYR	1,868,000	03/18	MSC	(2,968)
USD	13,403,666	NOK	110,782,107	03/18	BRC	(115,122)
USD	4,577,240	NOK	37,458,900	03/18	BRC	6,115
USD	18,543,712	NZD	26,520,000	01/18	SSB	(246,086)
USD	1,819,277	NZD	2,663,384	03/18	ANZ	(66,607)
USD	1,251,347	NZD	1,760,700	03/18	ANZ	4,633
USD	500,364	SEK	4,120,000	01/18	SSB	(2,514)
USD	6,248,314	SEK	52,432,524	03/18	GSC	(170,469)
USD	6,602,549	SEK	55,435,000	03/18	JPM	(183,797)
USD	6,130,482	SGD	8,255,000	01/18	JPM	(43,707)
USD	6,131,411	TRY	23,735,000	01/18	MSC	(92,867)
USD	6,054,829	ZAR	81,940,000	01/18	BRC	(546,540)
ZAR	81,940,000	USD	6,384,524	01/18	JPM	216,845

Total Forward Foreign Currency Contracts						($2,558,023)

(c)	Purchased options outstanding as of December 31, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus NZD	NZD 1.78	01/02/18	SCB	EUR 7,882,000	$103,928	$—
Call - EUR versus JPY	JPY 140.80	01/02/18	BRC	9,182,000	105,328	—
Call - USD versus CAD	CAD 1.33	03/20/18	RBC	$58,251,675	245,455	58,819

					454,711	58,819

Put - AUD versus CHF	CHF 0.65	01/02/18	GSC	AUD 31,300,000	516,675	—
Put - GBP versus NOK	NOK 9.88	01/02/18	SEB	GBP 7,940,000	193,781	—
Put - GBP versus SEK	SEK 10.32	01/02/18	SEB	5,302,000	134,079	—
Put- USD versus JPY	JPY 104.50	04/09/18	JPM	$57,371,900	473,146	99,968

					1,317,681	99,968

Total Purchased Options					$1,772,392	$158,787

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$5,075,595	$—	$5,075,595	$—
	Foreign Government Bonds & Notes	18,596,931	—	18,596,931	—
	Short-Term Investments	56,003,770	24,086,494	31,917,276	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,721,661	—	1,721,661	—
	Purchased Options	158,787	—	158,787	—

	Total Foreign Currency Contracts	1,880,448	—	1,880,448	—

	Total Assets - Derivatives	1,880,448	—	1,880,448	—

	Total Assets	81,556,744	24,086,494	57,470,250	—

Liabilities	Derivatives:
	Foreign Currency Contracts			—
	Forward Foreign Currency Contracts	(4,279,684)	—	(4,279,684)	—

	Total Liabilities	(4,279,684)	—	(4,279,684)	—

	Total	$77,277,060	$24,086,494	$53,190,566	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - 82.7%

Money Market Fund - 38.4%

BlackRock Liquidity Funds T-Fund Portfolio	28,441,207	$28,441,207

	Principal Amount
U.S. Treasury Bills - 44.3%

1.370% due 04/26/18	$23,933,000	23,829,739
1.396% due 04/19/18 ‡	9,002,000	8,964,809

		32,794,548

Total Short-Term Investments (Cost $61,247,558)		61,235,755

TOTAL INVESTMENTS - 82.7% (Cost $61,247,558)		61,235,755

DERIVATIVES - 10.7% (See Notes (b) through (d) in Notes to Schedule of Investments)		7,889,031

OTHER ASSETS & LIABILITIES, NET - 6.6%		4,907,572

NET ASSETS - 100.0%		$74,032,358

Notes to Schedule of Investments

(a)	As of December 31, 2017, $7,957,886 in cash and investments with a total aggregate value of $6,916,307 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(b)	Open futures contracts outstanding as of December 31, 2017 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AEX Index	01/18	5	$660,406	$653,316	($7,090)
CAC 40 Index	01/18	21	1,357,574	1,338,075	(19,499)
DAX Index	03/18	2	786,893	774,501	(12,392)
EURO STOXX 50 Index	03/18	1	42,915	41,911	(1,004)
FTSE 100 Index	03/18	27	2,704,410	2,784,354	79,944
FTSE MIB Index	03/18	1	135,915	130,525	(5,390)
IBEX 35 Index	01/18	3	368,320	360,703	(7,617)
OMX Index	01/18	25	493,356	479,773	(13,583)
S&P 500 E-Mini Index	03/18	152	20,194,143	20,337,600	143,457
S&P/TSE 60 Index	03/18	7	1,066,043	1,066,317	274
SGX MSCI Index	01/18	4	115,598	116,072	474
SPI 200 Index	03/18	10	1,175,076	1,174,277	(799)
TOPIX Index	03/18	14	2,223,599	2,257,644	34,045

Total Futures Contracts					$190,820

(c)	Forward foreign currency contracts outstanding as of December 31, 2017 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,252,000	USD	947,583	03/18	CIT	$29,149
CAD	1,714,000	USD	1,342,840	03/18	CIT	22,185
CHF	1,120,000	USD	1,144,136	03/18	CIT	12,094
DKK	1,658,000	USD	267,370	03/18	CIT	1,255
EUR	3,992,000	USD	4,764,223	03/18	CIT	49,456
GBP	1,877,000	USD	2,520,099	03/18	CIT	21,097
HKD	3,817,000	USD	489,442	03/18	CIT	(97)
ILS	212,000	USD	60,727	03/18	CIT	406
JPY	385,070,000	USD	3,447,320	03/18	CIT	(15,003)
NOK	797,000	USD	96,800	03/18	CIT	492
NZD	32,000	USD	21,936	03/18	CIT	719
SEK	3,381,000	USD	406,526	03/18	CIT	7,708
SGD	250,000	USD	185,376	03/18	CIT	1,785
USD	20,623	AUD	27,000	03/18	CIT	(441)
USD	41,201	CAD	52,000	03/18	CIT	(212)
USD	27,629	CHF	27,000	03/18	CIT	(245)
USD	17,822	DKK	111,000	03/18	CIT	(162)
USD	177,971	EUR	149,000	03/18	CIT	(1,698)
USD	152,034	GBP	113,000	03/18	CIT	(952)
USD	102,295	JPY	11,444,000	03/18	CIT	289
USD	25,256	SEK	211,000	03/18	CIT	(596)

Total Forward Foreign Currency Contracts						$127,229

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

(d)	Swap agreements outstanding as of December 31, 2017 were as follows:

Total Return Basket Swaps

Counterparty	Payment Frequency	Currency	Expiration Dates (1)	Notional Amount (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees, Including Cash (4)	Net Value of Reference Entities
GSC	M	USD	12/21/20 - 12/22/20	$2,689,461	$3,122,365	($142,803)	$5,954,629
JPM	M	AUD	08/13/18 - 01/11/19	16,296	(32,748)	(20,043)	3,591
JPM	M	GBP	08/13/18 - 01/11/19	(484,912)	531,280	103,794	(57,426)
JPM	M	HKD	08/13/18 - 01/11/19	84,960	(89,438)	(12,296)	7,818
JPM	M	SGD	08/13/18 - 01/14/19	(55,578)	54,881	1,635	(2,332)
MSC	M	CAD	05/02/19	(606,239)	561,469	(26,815)	(17,955)
MSC	M	CHF	05/02/19	188,576	223,460	10,674	401,362
MSC	M	EUR	05/02/19	1,432,026	1,898,981	267,398	3,063,609
MSC	M	JPY	05/07/18	(1,388,136)	1,474,461	5,691	80,634
MSC	M	DKK	05/01/19	179,981	(176,621)	(46,567)	49,927
MSC	M	NOK	05/02/19	(20,209)	(3,093)	4,025	(27,327)
MSC	M	SEK	05/02/19	(15,136)	(10,132)	(4,785)	(20,483)

				$2,021,090	$7,554,865	$139,908	$9,436,047

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Unrealized Appreciation (Depreciation) includes Net Dividends and Financing Fees.
(4)	Net Dividends and Financing Fees, Including Cash, includes the gains (losses) realized within the swap when the swap resets.

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR (1.569% as of 12/31/17) and the 1-Day USD Federal Funds (1.420% as of 12/31/17) plus or minus a specified spread (rates range from (4.000%) to 0.250%) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	GSC	12/21/20- 12/22/20

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2017:

Referenced Entity	Shares	Value
Long Positions:

Bermuda

Marvell Technology Group Ltd	8,962	$192,414

United Kingdom

Avon Products Inc	9,678	20,808
Liberty Global PLC ‘C’	2,093	70,827

		91,635

United States

AbbVie Inc	2,363	228,526
ABIOMED Inc	194	36,358
Accenture PLC ‘A’	133	20,361
Adient PLC	763	60,048
Adobe Systems Inc	1,006	176,291
Aflac Inc	5,825	511,319
AGCO Corp	1,118	79,859
Agilent Technologies Inc	2,768	185,373
Akamai Technologies Inc	2,663	173,202
Alcoa Corp	2,969	159,940
Alexion Pharmaceuticals Inc	2,035	243,366
Align Technology Inc	231	51,326
Alphabet Inc ‘A’	916	964,914
Amazon.com Inc	679	794,070
Amdocs Ltd	405	26,519
AMERCO	80	30,233
American Financial Group Inc	97	10,528
Ameriprise Financial Inc	4,847	821,421
Amgen Inc	4,099	712,816
Anthem Inc	1,206	271,362
Apple Inc	3,636	615,320
Applied Materials Inc	9,484	484,822
Aptiv PLC	761	64,556
Archer-Daniels-Midland Co	3,019	121,002
Arrow Electronics Inc	5,329	428,505
Assured Guaranty Ltd	13,236	448,303
Avery Dennison Corp	250	28,715
Avnet Inc	6,814	269,971
Baker Hughes a GE Co	1,152	36,449
Bank of America Corp	12,404	366,166

Referenced Entity	Shares	Value
Baxter International Inc	7,636	$493,591
Bed Bath & Beyond Inc	7,870	173,061
Best Buy Co Inc	7,163	490,451
BGC Partners Inc ‘A’	1,289	19,477
Big Lots Inc	1,048	58,845
Biogen Inc	1,931	615,159
BlackRock Inc	1,151	591,280
Booz Allen Hamilton Holding Corp	392	14,947
BorgWarner Inc	1,057	54,002
Bristol-Myers Squibb Co	291	17,832
Broadcom Ltd	141	36,223
Bruker Corp	12,155	417,160
Brunswick Corp	5,310	293,218
Burlington Stores Inc	3,875	476,741
BWX Technologies Inc	809	48,936
Cabot Corp	4,729	291,259
Cadence Design Systems Inc	4,558	190,616
Carnival Corp	218	14,469
Caterpillar Inc	836	131,737
CDW Corp	2,171	150,863
Celanese Corp ‘A’	1,925	206,129
Celgene Corp	6,144	641,188
Centene Corp	1,472	148,495
Cerner Corp	739	49,801
Charles River Laboratories International Inc	4,493	491,759
Chico’s FAS Inc	199	1,755
Cigna Corp	1,846	374,904
Cirrus Logic Inc	989	51,290
Cisco Systems Inc	10,153	388,860
Citigroup Inc	3,236	240,791
Cognizant Technology Solutions Corp ‘A’	2,222	157,806
Colfax Corp	2,788	110,461
Colgate-Palmolive Co	686	51,759
Comcast Corp ‘A’	6,511	260,766
ConAgra Brands Inc	1,937	72,967
Constellation Brands Inc ‘A’	1,649	376,912
Convergys Corp	4,900	115,150
Cooper Tire & Rubber Co	623	22,023
CoreLogic Inc	400	18,484
Crane Co	2,567	229,028
CSX Corp	392	21,564
Cummins Inc	1,097	193,774
Curtiss-Wright Corp	2,313	281,839
CVS Health Corp	2,584	187,340
Dana Inc	12,569	402,334

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Referenced Entity	Shares	Value
Danaher Corp	1,682	$156,123
Delphi Technologies PLC	558	29,278
Delta Air Lines Inc	1,807	101,192
Devon Energy Corp	13,167	545,114
Diamond Offshore Drilling Inc	862	16,025
Dolby Laboratories Inc ‘A’	1,427	88,474
Dollar Tree Inc	634	68,035
DR Horton Inc	4,112	210,000
DST Systems Inc	1,796	111,478
DXC Technology Co	170	16,133
Eastman Chemical Co	288	26,680
Eaton Corp PLC	607	47,959
eBay Inc	34,359	1,296,709
Edison International	3,255	205,846
Electronic Arts Inc	2,560	268,954
Eli Lilly & Co	1,178	99,494
EMCOR Group Inc	216	17,658
Emerson Electric Co	909	63,348
Energen Corp	249	14,335
EnerSys	285	19,845
Esterline Technologies Corp	2,877	214,912
Exelixis Inc	19,664	597,786
Exelon Corp	13,326	525,178
Express Scripts Holding Co	1,767	131,889
Facebook Inc ‘A’	3,435	606,140
Fair Isaac Corp	110	16,852
First Solar Inc	5,938	400,934
Flex Ltd	14,715	264,723
FLIR Systems Inc	3,468	161,678
FNF Group	753	29,548
Foot Locker Inc	8,011	375,556
Ford Motor Co	3,454	43,140
Franklin Resources Inc	12,908	559,304
Freeport-McMoRan Inc	4,442	84,220
FTI Consulting Inc	3,049	130,985
GameStop Corp ‘A’	1,456	26,135
General Motors Co	20,224	828,982
Genpact Ltd	5,399	171,364
Gilead Sciences Inc	16,339	1,170,526
Graham Holdings Co ‘B’	40	22,334
Halliburton Co	7,661	374,393
HD Supply Holdings Inc	1,544	61,806
Herman Miller Inc	7,121	285,196
Hewlett Packard Enterprise Co	30,448	437,233
Hilton Worldwide Holdings Inc	2,483	198,292
Honeywell International Inc	3,948	605,465
Hubbell Inc	848	114,768
Humana Inc	2,222	551,212
Huntington Ingalls Industries Inc	2,457	579,115
Huntsman Corp	2,099	69,876
IAC/InterActiveCorp	2,405	294,083
Ingersoll-Rand PLC	857	76,436
Ingredion Inc	1,033	144,413
Intel Corp	9,187	424,072
International Business Machines Corp	3,452	529,606
Intuit Inc	136	21,458
Intuitive Surgical Inc	39	14,233
Invesco Ltd	4,948	180,800
IQVIA Holdings Inc	159	15,566
ITT Inc	4,673	249,398
JetBlue Airways Corp	1,610	35,967
John Wiley & Sons Inc ‘A’	2,084	137,023
Johnson & Johnson	3,925	548,401
JPMorgan Chase & Co	8,422	900,649
Juniper Networks Inc	9,815	279,728
KBR Inc	518	10,272
Keysight Technologies Inc	234	9,734
Kimco Realty Corp REIT	549	9,964
KLA-Tencor Corp	552	57,999
Kohl’s Corp	5,680	308,026
L3 Technologies Inc	371	73,402
Laboratory Corp of America Holdings	2,759	440,088
Lam Research Corp	1,262	232,296
Lancaster Colony Corp	610	78,818

Referenced Entity	Shares	Value
Las Vegas Sands Corp	2,603	$180,882
Lear Corp	4,798	847,615
Liberty Interactive Corp QVC Group ‘A’	2,751	67,179
Lincoln National Corp	4,017	308,787
Louisiana-Pacific Corp	542	14,233
Lowe’s Cos Inc	1,076	100,003
Lululemon Athletica Inc	699	54,934
LyondellBasell Industries NV ‘A’	10,443	1,152,072
McKesson Corp	6,892	1,074,807
Merck & Co Inc	18,175	1,022,707
Michael Kors Holdings Ltd	1,662	104,623
Micron Technology Inc	12,411	510,340
Microsoft Corp	9,873	844,536
Molson Coors Brewing Co ‘B’	6,152	504,895
MSA Safety Inc	1,291	100,078
MSCI Inc	351	44,416
Mylan NV	6,196	262,153
Nasdaq Inc	1,143	87,817
National Retail Properties Inc REIT	1,147	49,470
Netflix Inc	510	97,900
Norfolk Southern Corp	605	87,665
Northrop Grumman Corp	349	107,112
Nu Skin Enterprises Inc ‘A’	3,743	255,385
NVIDIA Corp	2,245	434,408
NVR Inc	70	245,575
Oceaneering International Inc	4,678	98,893
Office Depot Inc	21,037	74,471
ON Semiconductor Corp	10,857	227,346
Oracle Corp	29,771	1,407,573
O’Reilly Automotive Inc	461	110,889
Oshkosh Corp	3,679	334,384
Owens Corning	4,647	427,245
Park Hotels & Resorts Inc REIT	11,940	343,275
Parker-Hannifin Corp	196	39,118
PepsiCo Inc	393	47,129
PerkinElmer Inc	654	47,820
Pfizer Inc	29,764	1,078,052
Pitney Bowes Inc	4,215	47,124
Plantronics Inc	2,424	122,121
Popular Inc	1,995	70,803
Prudential Financial Inc	5,183	595,941
Public Service Enterprise Group Inc	6,771	348,707
QEP Resources Inc	1,957	18,728
QIAGEN NV	10,002	309,362
Raymond James Financial Inc	1,510	134,843
Raytheon Co	2,317	435,248
Regal Beloit Corp	1,599	122,483
Regeneron Pharmaceuticals Inc	52	19,550
Reinsurance Group of America Inc	4,044	630,581
Reliance Steel & Aluminum Co	599	51,388
Robert Half International Inc	186	10,330
Ross Stores Inc	1,160	93,090
Royal Caribbean Cruises Ltd	1,076	128,345
Sanderson Farms Inc	399	55,373
Santander Consumer USA Holdings Inc	558	10,390
Science Applications International Corp	211	16,156
Seagate Technology PLC	1,753	73,346
Service Corp International	262	9,778
ServiceMaster Global Holdings Inc	216	11,074
Skechers U.S.A. Inc ‘A’	1,887	71,404
Skyworks Solutions Inc	1,707	162,080
Southwest Airlines Co	4,858	317,956
Southwestern Energy Co	23,598	131,677
Spirit AeroSystems Holdings Inc ‘A’	8,040	701,490
Superior Energy Services Inc	16,512	159,011
Syneos Health Inc	1,317	57,421
SYNNEX Corp	2,601	353,606
Take-Two Interactive Software Inc	1,797	197,275
Target Corp	2,991	195,163
TE Connectivity Ltd	3,559	338,247
Tech Data Corp	103	10,091
TEGNA Inc	7,320	103,066
Terex Corp	1,486	71,655
Texas Instruments Inc	5,596	584,446

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Referenced Entity	Shares	Value
Textron Inc	2,794	$158,112
The Allstate Corp	2,851	298,528
The Boeing Co	4,016	1,184,359
The Boston Beer Co Inc ‘A’	220	42,042
The Chemours Co	9,984	499,799
The New York Times Co ‘A’	3,697	68,395
The PNC Financial Services Group Inc	1,316	189,886
The Procter & Gamble Co	2,243	206,087
The Timken Co	4,060	199,549
The TJX Cos Inc	2,490	190,385
The Walt Disney Co	4,219	453,585
Thor Industries Inc	956	144,088
Torchmark Corp	110	9,978
Total System Services Inc	2,310	182,698
TripAdvisor Inc	397	13,681
Tupperware Brands Corp	3,091	193,806
Tyson Foods Inc ‘A’	2,401	194,649
United Continental Holdings Inc	7,612	513,049
United Rentals Inc	2,942	505,759
United Therapeutics Corp	1,825	270,009
UnitedHealth Group Inc	67	14,771
Unum Group	1,444	79,261
Urban Outfitters Inc	303	10,623
USG Corp	970	37,403
Verizon Communications Inc	1,386	73,361
Versum Materials Inc	1,636	61,923
Vertex Pharmaceuticals Inc	3,457	518,066
Viacom Inc	14,851	457,559
Visteon Corp	88	11,012
Vistra Energy Corp	16,759	307,025
WABCO Holdings Inc	82	11,767
Wal-Mart Stores Inc	2,659	262,576
Weingarten Realty Investors REIT	1,369	44,999
WellCare Health Plans Inc	1,371	275,722
WESCO International Inc	2,901	197,703
Western Digital Corp	10,496	834,747
Whirlpool Corp	1,106	186,516
Woodward Inc	1,329	101,722
World Fuel Services Corp	1,723	48,485
Worthington Industries Inc	1,291	56,881
WW Grainger Inc	463	109,384
Xerox Corp	9,483	276,429

		65,274,856

Total Long Positions		65,558,905

Short Positions:

Australia

Atlassian Corp PLC ‘A’	10,553	(480,373)

Bermuda

XL Group Ltd	4,406	(154,915)

Ghana

Kosmos Energy Ltd	28,743	(196,890)

United States

Aaron’s Inc	429	(17,096)
Acadia Healthcare Co Inc	5,326	(173,787)
ACI Worldwide Inc	6,606	(149,758)
Acuity Brands Inc	847	(149,072)
Advance Auto Parts Inc	1,681	(167,579)
Advanced Micro Devices Inc	63,668	(654,507)
AES Corp	6,524	(70,655)
Agios Pharmaceuticals Inc	4,901	(280,190)
Albemarle Corp	3,683	(471,019)

Referenced Entity	Shares	Value
Alkermes PLC	11,417	($624,852)
Allegheny Technologies Inc	9,514	(229,668)
Allergan PLC	1,760	(287,901)
Alliance Data Systems Corp	475	(120,403)
Allscripts Healthcare Solutions Inc	9,256	(134,675)
Ally Financial Inc	1,973	(57,533)
Alnylam Pharmaceuticals Inc	2,940	(373,527)
American Airlines Group Inc	8,312	(432,473)
American Campus Communities Inc REIT	281	(11,529)
American Homes 4 Rent REIT	2,206	(48,179)
AmerisourceBergen Corp	3,503	(321,645)
AmTrust Financial Services Inc	340	(3,424)
Antero Resources Corp	7,746	(147,174)
Aon PLC	437	(58,558)
AptarGroup Inc	111	(9,577)
Arista Networks Inc	1,293	(304,605)
Arthur J Gallagher & Co	776	(49,105)
Ashland Global Holdings Inc	507	(36,098)
athenahealth Inc	1,089	(144,881)
Avis Budget Group Inc	2,750	(120,670)
Axalta Coating Systems Ltd	5,790	(187,364)
Ball Corp	27,081	(1,025,016)
Bank of the Ozarks	6,146	(297,774)
Belden Inc	1,580	(121,929)
Berry Global Group Inc	456	(26,754)
BioMarin Pharmaceutical Inc	5,224	(465,824)
Bio-Techne Corp	1,380	(178,779)
Black Hills Corp	4,896	(294,299)
Blue Buffalo Pet Products Inc	10,806	(354,329)
Brandywine Realty Trust REIT	2,139	(38,908)
Brinker International Inc	3,022	(117,374)
Brookdale Senior Living Inc	52,189	(506,233)
Cable One Inc	20	(14,067)
Callon Petroleum Co	14,069	(170,938)
CarMax Inc	4,034	(258,700)
Carpenter Technology Corp	496	(25,291)
Casey’s General Stores Inc	2,474	(276,940)
Cavium Inc	3,563	(298,686)
CBS Corp	1,097	(64,723)
Centennial Resource Development Inc ‘A’	9,187	(181,903)
CenturyLink Inc	20,209	(337,086)
CF Industries Holdings Inc	3,375	(143,573)
CH Robinson Worldwide Inc	1,003	(89,357)
Charter Communications Inc ‘A’	636	(213,671)
Chemical Financial Corp	2,518	(134,637)
Cheniere Energy Inc	13,260	(713,918)
Chevron Corp	725	(90,763)
Chipotle Mexican Grill Inc	321	(92,779)
Ciena Corp	11,286	(236,216)
Cincinnati Financial Corp	131	(9,821)
Cintas Corp	186	(28,984)
CIT Group Inc	3,913	(192,637)
Clean Harbors Inc	3,717	(201,461)
CNX Resources Corp	3,617	(52,917)
Coherent Inc	349	(98,495)
Colony NorthStar Inc ‘A’ REIT	10,631	(121,300)
CommScope Holding Co Inc	2,274	(86,025)
CommVault Systems Inc	1,816	(95,340)
Compass Minerals International Inc	4,125	(298,031)
Conduent Inc	19,656	(317,641)
ConocoPhillips	202	(11,088)
Copart Inc	5,429	(234,479)
Core Laboratories NV	1,467	(160,710)
CoStar Group Inc	933	(277,054)
Coty Inc ‘A’	28,624	(569,331)
Cousins Properties Inc REIT	20,485	(189,486)
Covanta Holding Corp	9,029	(152,590)
Cree Inc	5,811	(215,821)
CSRA Inc	492	(14,721)
Cypress Semiconductor Corp	19,442	(296,296)
DDR Corp REIT	9,420	(84,403)
DexCom Inc	5,530	(317,367)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Referenced Entity	Shares	Value
Diebold Nixdorf Inc	5,039	($82,388)
Discovery Communications Inc ‘A’	8,108	(181,457)
DISH Network Corp ‘A’	2,937	(140,242)
Domino’s Pizza Inc	4,563	(862,224)
Dunkin’ Brands Group Inc	5,117	(329,893)
Dycom Industries Inc	3,728	(415,411)
East West Bancorp Inc	335	(20,378)
Education Realty Trust Inc REIT	525	(18,333)
Edwards Lifesciences Corp	113	(12,736)
Empire State Realty Trust Inc ‘A’ REIT	3,148	(64,628)
Ensco PLC ‘A’	32,522	(192,205)
Envision Healthcare Corp	31,476	(1,087,811)
EQT Corp	7,209	(410,336)
Equifax Inc	86	(10,141)
Euronet Worldwide Inc	226	(19,045)
Fastenal Co	6,568	(359,204)
FireEye Inc	12,782	(181,504)
First Data Corp ‘A’	44,364	(741,322)
First Horizon National Corp	1,764	(35,262)
First Republic Bank	1,911	(165,569)
FirstEnergy Corp	35,817	(1,096,717)
FNB Corp	14,291	(197,502)
Gaming and Leisure Properties Inc REIT	917	(33,929)
Gartner Inc	761	(93,717)
GATX Corp	897	(55,758)
Genesee & Wyoming Inc ‘A’	2,244	(176,670)
Global Payments Inc	2,386	(239,173)
GoDaddy Inc ‘A’	9,051	(455,084)
Granite Construction Inc	4,700	(298,121)
Guidewire Software Inc	7,272	(540,019)
H&R Block Inc	5,788	(151,761)
Halyard Health Inc	950	(43,871)
Harley-Davidson Inc	8,194	(416,911)
HEICO Corp	3,462	(326,640)
Hess Corp	14,994	(711,765)
Hilton Grand Vacations Inc	362	(15,186)
HollyFrontier Corp	4,135	(211,795)
Home BancShares Inc	1,114	(25,901)
IHS Markit Ltd	7,527	(339,844)
Illumina Inc	313	(68,387)
Incyte Corp	3,123	(295,779)
Integrated Device Technology Inc	1,965	(58,419)
International Game Technology PLC	2,733	(72,452)
Intrexon Corp	4,889	(56,321)
Ionis Pharmaceuticals Inc	5,236	(263,371)
Iron Mountain Inc REIT	951	(35,881)
j2 Global Inc	368	(27,611)
Jack in the Box Inc	736	(72,209)
Johnson Controls International PLC	7,446	(283,767)
Jones Lang LaSalle Inc	503	(74,912)
Juno Therapeutics Inc	1,815	(82,964)
Kemper Corp	151	(10,404)
Kinder Morgan Inc	1,271	(22,967)
KLX Inc	5,089	(347,324)
Knowles Corp	12,692	(186,065)
L Brands Inc	10,076	(606,777)
LaSalle Hotel Properties REIT	469	(13,165)
Lennox International Inc	233	(48,525)
Liberty Broadband Corp ‘C’	1,233	(105,002)
LifePoint Health Inc	926	(46,115)
Littelfuse Inc	73	(14,441)
LivaNova PLC	2,543	(203,237)
LogMeIn Inc	816	(93,432)
Mack-Cali Realty Corp REIT	1,921	(41,417)
Macquarie Infrastructure Corp	12,934	(830,363)
Mallinckrodt PLC	6,446	(145,422)
Markel Corp	13	(14,809)
Martin Marietta Materials Inc	407	(89,963)
Matador Resources Co	4,314	(134,295)
Mattel Inc	6,782	(104,307)
MB Financial Inc	1,397	(62,194)
Medical Properties Trust Inc REIT	1,650	(22,737)

Referenced Entity	Shares	Value
Medidata Solutions Inc	2,542	($161,087)
Mercury General Corp	2,196	(117,354)
Meredith Corp	601	(39,696)
MGM Resorts International	410	(13,690)
Molina Healthcare Inc	1,985	(152,210)
Monolithic Power Systems Inc	112	(12,584)
Motorola Solutions Inc	2,145	(193,779)
National Fuel Gas Co	4,956	(272,134)
National Instruments Corp	4,142	(172,431)
National Oilwell Varco Inc	5,493	(197,858)
Navient Corp	5,555	(73,993)
NetScout Systems Inc	7,418	(225,878)
Neurocrine Biosciences Inc	7,127	(552,984)
New Jersey Resources Corp	2,148	(86,350)
Noble Energy Inc	4,458	(129,906)
Nordson Corp	89	(13,030)
NOW Inc	2,068	(22,810)
NRG Energy Inc	22,603	(643,733)
Nucor Corp	190	(12,080)
NuVasive Inc	5,878	(343,804)
OneMain Holdings Inc	3,758	(97,670)
ONEOK Inc	3,142	(167,940)
OPKO Health Inc	13,066	(64,023)
Owens & Minor Inc	657	(12,404)
Owens-Illinois Inc	1,357	(30,085)
PacWest Bancorp	1,384	(69,754)
Palo Alto Networks Inc	1,095	(158,709)
Pandora Media Inc	34,308	(165,365)
Papa John’s International Inc	3,121	(175,119)
Paramount Group Inc REIT	2,270	(35,980)
Patterson Cos Inc	3,007	(108,643)
PBF Energy Inc ‘A’	9,962	(353,153)
People’s United Financial Inc	4,312	(80,634)
Perrigo Co PLC	9,873	(860,531)
Platform Specialty Products Corp	19,312	(191,575)
PNM Resources Inc	457	(18,486)
Pool Corp	82	(10,631)
Post Holdings Inc	7,042	(557,938)
Potlatch Corp REIT	213	(10,629)
Premier Inc ‘A’	8,869	(258,886)
Prestige Brands Holdings Inc	5,693	(252,826)
Primerica Inc	141	(14,319)
PTC Inc	766	(46,550)
Quality Care Properties Inc REIT	807	(11,145)
Ralph Lauren Corp	428	(44,379)
Range Resources Corp	7,153	(122,030)
Realogy Holdings Corp	3,449	(91,399)
Rowan Cos PLC ‘A’	1,962	(30,725)
Royal Gold Inc	1,356	(111,355)
RSP Permian Inc	2,234	(90,879)
Sabra Health Care REIT Inc	698	(13,101)
Sabre Corp	13,446	(275,643)
salesforce.com Inc	143	(14,619)
Sally Beauty Holdings Inc	766	(14,370)
SCANA Corp	4,438	(176,544)
Sealed Air Corp	3,801	(187,389)
Seattle Genetics Inc	1,975	(105,663)
Senior Housing Properties Trust REIT	1,346	(25,776)
Sensata Technologies Holding NV	9,305	(475,579)
ServiceNow Inc	6,979	(909,992)
Signet Jewelers Ltd	3,270	(184,919)
Six Flags Entertainment Corp	4,634	(308,485)
SL Green Realty Corp REIT	98	(9,891)
SLM Corp	42,882	(484,567)
SM Energy Co	2,704	(59,704)
Snyder’s-Lance Inc	8,118	(406,549)
Sotheby’s	2,187	(112,849)
Southwest Gas Holdings Inc	1,301	(104,704)
Spirit Airlines Inc	2,564	(114,995)
Spirit Realty Capital Inc REIT	7,092	(60,849)
Splunk Inc	7,498	(621,134)
Sprint Corp	27,219	(160,320)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Referenced Entity	Shares	Value
Sprouts Farmers Market Inc	5,662	($137,870)
Square Inc ‘A’	21,861	(757,921)
SS&C Technologies Holdings Inc	4,745	(192,078)
Steel Dynamics Inc	1,345	(58,010)
Stericycle Inc	2,466	(167,663)
Sterling Bancorp	3,626	(89,200)
Stifel Financial Corp	4,144	(246,817)
Symantec Corp	1,094	(30,698)
Synaptics Inc	1,107	(44,214)
Synchrony Financial	2,264	(87,413)
Tableau Software Inc ‘A’	2,658	(183,934)
Tanger Factory Outlet Centers Inc REIT	574	(15,217)
Tapestry Inc	652	(28,838)
Targa Resources Corp	7,468	(361,601)
Taubman Centers Inc REIT	2,425	(158,668)
Tesla Inc	2,022	(629,550)
Texas Capital Bancshares Inc	473	(42,050)
The Charles Schwab Corp	342	(17,569)
The Hain Celestial Group Inc	543	(23,018)
The Howard Hughes Corp	390	(51,195)
The Middleby Corp	413	(55,734)
The Ultimate Software Group Inc	2,817	(614,754)
The Wendy’s Co	13,866	(227,680)
The Western Union Co	2,076	(39,465)
T-Mobile US Inc	2,589	(164,427)
TransDigm Group Inc	3,548	(974,352)
Transocean Ltd	15,331	(163,735)
TreeHouse Foods Inc	7,565	(374,165)
TRI Pointe Group Inc	14,841	(265,951)
Tyler Technologies Inc	2,076	(367,556)
Ulta Beauty Inc	125	(27,958)
United Bankshares Inc	5,578	(193,836)

Referenced Entity	Shares	Value
United States Steel Corp	9,453	($332,651)
Uniti Group Inc REIT	35,295	(627,898)
Universal Display Corp	736	(127,070)
Valley National Bancorp	3,712	(41,649)
Valvoline Inc	3,592	(90,016)
Vantiv Inc ‘A’	2,056	(151,219)
VEREIT Inc REIT	95,447	(743,532)
VeriFone Systems Inc	3,193	(56,548)
VeriSign Inc	91	(10,414)
ViaSat Inc	6,584	(492,812)
Vulcan Materials Co	3,753	(481,773)
Wabtec Corp	7,816	(636,457)
Washington Prime Group Inc REIT	10,487	(74,667)
Weatherford International PLC	100,047	(417,196)
Webster Financial Corp	3,336	(187,350)
Welbilt Inc	11,614	(273,045)
Westar Energy Inc	1,734	(91,555)
White Mountains Insurance Group Ltd	17	(14,472)
Whiting Petroleum Corp	4,658	(123,344)
Willis Towers Watson PLC	1,729	(260,543)
WisdomTree Investments Inc	7,107	(89,193)
Workday Inc ‘A’	5,964	(606,777)
XPO Logistics Inc	6,801	(622,904)
Yum! Brands Inc	200	(16,322)
Zayo Group Holdings Inc	14,265	(524,952)
Zillow Group Inc ‘C’	10,908	(446,351)

		(58,772,098)

Total Short Positions		(59,604,276)

Total Long and Short Positions		$5,954,629

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW (1.700% as of 12/31/17) plus or minus a specified spread (rates range from (2.078%) to 0.350%) as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.

	JPM	08/13/18- 01/11/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2017:

Referenced Entity	Shares	Value
Long Positions:

Australia

AGL Energy Ltd	10,006	$189,614
Aurizon Holdings Ltd	49,837	192,035
Bendigo & Adelaide Bank Ltd	2,494	22,632
CIMIC Group Ltd	12,723	508,862
Coca-Cola Amatil Ltd	6,928	45,897
Fortescue Metals Group Ltd	39,396	149,089
Newcrest Mining Ltd	6,398	113,897
Orica Ltd	9,702	136,400
Origin Energy Ltd	13,172	96,488
South32 Ltd	19,445	52,707
Treasury Wine Estates Ltd	3,385	42,004
Woodside Petroleum Ltd	1,189	30,591

		1,580,216

Total Long Positions		1,580,216

Referenced Entity	Shares	Value
Short Positions:

Australia

Alumina Ltd	26,624	($50,175)
AMP Ltd	24,662	(99,548)
APA Group	35,919	(232,916)
Brambles Ltd	1,352	(10,596)
Domino’s Pizza Enterprises Ltd	1,679	(61,025)
Healthscope Ltd	139,818	(228,554)
Magellan Financial Group Ltd	637	(13,358)
Platinum Asset Management Ltd	16,649	(99,926)
Ramsay Health Care Ltd	559	(30,525)
REA Group Ltd	2,600	(155,031)
SEEK Ltd	23,179	(342,764)
Tabcorp Holdings Ltd	4,216	(18,292)
TPG Telecom Ltd	22,354	(114,386)
Vocus Group Ltd	50,693	(119,529)

		(1,576,625)

Total Short Positions		(1,576,625)

Total Long and Short Positions		$3,591

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR (0.492% as of 12/31/17) plus or minus a specified spread (rates range from (1.190%) to 0.250%) as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.

	JPM	08/13/18- 01/11/19

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2017:

Referenced Entity	Shares	Value
Long Positions:

Australia

BHP Billiton PLC	14,968	$302,658

Russia

Evraz PLC	2,468	11,329

South Africa

Investec PLC	18,436	132,744

Switzerland

Coca-Cola HBC AG	8,640	282,300

United Kingdom

Ashmore Group PLC	2,197	11,972
Ashtead Group PLC	8,728	234,097
Associated British Foods PLC	972	37,008
Aviva PLC	1,502	10,244
BAE Systems PLC	10,849	83,823
Barratt Developments PLC	31,344	273,428
BBA Aviation PLC	13,834	65,192
Bellway PLC	3,611	173,110
British American Tobacco PLC	882	59,622
Britvic PLC	2,913	31,968
BT Group PLC	87,542	321,135
Burberry Group PLC	509	12,272
Close Brothers Group PLC	4,119	80,527
DCC PLC	106	10,668
G4S PLC	5,867	21,116
GKN PLC	24,659	106,041
GlaxoSmithKline PLC	15,400	272,721
Howden Joinery Group PLC	1,655	10,418
Imperial Brands PLC	3,114	132,826
Inchcape PLC	14,167	149,241
Indivior PLC	34,412	188,974
Intermediate Capital Group PLC	5,824	89,927
JD Sports Fashion PLC	10,120	45,852
Jupiter Fund Management PLC	1,788	15,129
Lloyds Banking Group PLC	30,080	27,583
Moneysupermarket.com Group PLC	9,336	44,860
National Grid PLC	9,820	115,763
NEX Group PLC	1,890	15,477
Persimmon PLC	13,185	487,410
Rio Tinto PLC	1,067	55,972
Royal Mail PLC	39,896	243,748
Smiths Group PLC	496	9,954
SSE PLC	3,296	58,595
Stagecoach Group PLC	23,216	51,625
Standard Life PLC	29,068	170,978
Tate & Lyle PLC	13,217	125,277
Taylor Wimpey PLC	99,184	276,396
Thomas Cook Group PLC	7,127	11,826
Vodafone Group PLC	15,712	49,665
WH Smith PLC	918	29,090
William Hill PLC	20,946	91,062

		4,302,592

Referenced Entity	Shares	Value
United States

Shire PLC	1,143	$59,231

Total Long Positions		5,090,854

Short Positions:

Chile

Antofagasta PLC	9,948	(134,259)

Jordan

Hikma Pharmaceuticals PLC	10,574	(161,546)

South Africa

Mediclinic International PLC	17,051	(149,524)

United Kingdom

AA PLC	53,602	(123,030)
Admiral Group PLC	5,644	(152,231)
Aggreko PLC	11,369	(122,344)
Auto Trader Group PLC	3,817	(18,182)
Babcock International Group PLC	4,249	(40,473)
Balfour Beatty PLC	32,412	(129,642)
Berkeley Group Holdings PLC	610	(34,566)
BTG PLC	20,615	(212,229)
Capita PLC	30,012	(162,158)
Cobham PLC	99,779	(170,147)
ConvaTec Group PLC	43,372	(119,590)
Croda International PLC	1,145	(68,256)
easyJet PLC	11,303	(223,417)
Essentra PLC	12,797	(91,493)
Experian PLC	7,415	(163,446)
Greene King PLC	6,654	(49,721)
Halma PLC	8,994	(152,818)
Hargreaves Lansdown PLC	12,230	(297,015)
Inmarsat PLC	31,763	(210,106)
Intertek Group PLC	331	(23,148)
J Sainsbury PLC	7,817	(25,455)
John Wood Group PLC	17,261	(151,027)
Just Eat PLC	25,350	(266,637)
Meggitt PLC	3,525	(22,889)
Merlin Entertainments PLC	24,070	(117,919)
Pearson PLC	2,286	(22,645)
Pennon Group PLC	10,149	(107,145)
Petrofac Ltd	22,839	(156,797)
Provident Financial PLC	12,349	(149,723)
Rightmove PLC	1,548	(93,941)
Rotork PLC	26,643	(95,642)
RPC Group PLC	7,541	(89,573)
St James’s Place PLC	4,588	(75,794)
Standard Chartered PLC	7,978	(83,781)
Tesco PLC	226,081	(638,720)
Travis Perkins PLC	762	(16,121)
Worldpay Group PLC	4,379	(25,130)

		(4,702,951)

Total Short Positions		(5,148,280)

Total Long and Short Positions		($57,426)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR (1.105% as of 12/31/17) plus or minus a specified spread (rates range from (2.250%) to 0.500%) as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.

	JPM	08/13/18- 01/11/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2017:

Referenced Entity	Shares	Value
Long Positions:

Hong Kong

Chow Tai Fook Jewellery Group Ltd	17,000	$17,842
Henderson Land Development Co Ltd	9,000	59,175
Kerry Properties Ltd	35,000	157,230
Melco International Development Ltd	50,000	146,625
New World Development Co Ltd	93,000	139,386
Sino Land Co Ltd	36,000	63,688
SJM Holdings Ltd	43,000	38,422
VTech Holdings Ltd	6,500	85,014
WH Group Ltd	29,000	32,738
Wheelock & Co Ltd	24,000	171,078
Xinyi Glass Holdings Ltd	10,000	12,999
Yue Yuen Industrial Holdings Ltd	42,500	166,870

		1,091,067

Total Long Positions		1,091,067

Short Positions:

China

Guotai Junan International Holdings Ltd	47,000	(14,700)

Referenced Entity	Shares	Value
Hong Kong

ASM Pacific Technology Ltd	900	($12,486)
Cathay Pacific Airways Ltd	69,639	(107,955)
Haitong International Securities Group Ltd	148,051	(84,210)
Hang Lung Properties Ltd	15,871	(38,661)
Hong Kong & China Gas Co Ltd	92,270	(180,692)
Hysan Development Co Ltd	2,000	(10,611)
MTR Corp Ltd	17,103	(100,106)
Value Partners Group Ltd	106,276	(112,650)

		(647,371)

Macao

MGM China Holdings Ltd	106,997	(322,883)

United States

Samsonite International SA	21,392	(98,295)

Total Short Positions		(1,083,249)

Total Long and Short Positions		$7,818

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR (1.097% as of 12/31/17) plus or minus a specified spread (rates range from (1.000%) to 0.408%) as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.

	JPM	08/13/18- 01/14/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2017:

Referenced Entity	Shares	Value
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	203,906	$223,588

Singapore

Genting Singapore PLC	191,200	186,734
Oversea-Chinese Banking Corp Ltd	1,100	10,162
SATS Ltd	5,200	20,218

		217,114

Total Long Positions		440,702

Referenced Entity	Shares	Value
Short Positions:

Singapore

Global Logistic Properties Ltd	21,800	($54,930)
Golden Agri-Resources Ltd	51,100	(14,107)
Keppel Corp Ltd	36,086	(197,470)
Singapore Post Ltd	166,500	(154,368)
Singapore Press Holdings Ltd	11,200	(22,159)

		(443,034)

Total Short Positions		(443,034)

Total Long and Short Positions		($2,332)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate (1.000% as of 12/31/17) plus or minus a specified spread (rates range from (0.250%) to 0.325%) as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.

	MSC	05/02/19

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2017:

Referenced Entity	Shares	Value
Long Positions:

Canada

Air Canada	33,998	$699,975
Atco Ltd ‘I’	378	13,532
CAE Inc	1,589	29,517
Canadian Imperial Bank of Commerce	1,205	117,471
Canadian Tire Corp Ltd ‘A’	1,266	165,074
Cenovus Energy Inc	3,187	29,106
Dollarama Inc	3,906	488,017
Empire Co Ltd ‘A’	6,941	135,231
Encana Corp	15,248	203,428
Finning International Inc	2,492	62,885
George Weston Ltd	1,228	106,642
Industrial Alliance Insurance & Financial Services Inc	2,375	113,025
Linamar Corp	3,142	182,996
Lundin Mining Corp	3,305	21,981
Magna International Inc	4,958	280,993
Manulife Financial Corp	926	19,316
Methanex Corp	244	14,784
National Bank of Canada	2,661	132,775
Quebecor Inc ‘B’	540	10,181
Saputo Inc	1,132	40,687
The Toronto-Dominion Bank	172	10,078
West Fraser Timber Co Ltd	3,688	227,588
WestJet Airlines Ltd	1,585	33,238

		3,138,520

Total Long Positions		3,138,520

Short Positions:

Canada

Agnico Eagle Mines Ltd	2,534	(117,003)
AltaGas Ltd	6,872	(156,465)
Barrick Gold Corp	1,152	(16,661)

Referenced Entity	Shares	Value
Bombardier Inc ‘B’	25,337	($61,075)
Cameco Corp	15,404	(142,276)
Canadian Utilities Ltd ‘A’	3,859	(114,849)
Eldorado Gold Corp	32,759	(47,431)
Element Fleet Management Corp	1,980	(14,964)
Enbridge Inc	10,408	(407,046)
Fairfax Financial Holdings Ltd	82	(43,664)
Franco-Nevada Corp	1,959	(156,564)
Gildan Activewear Inc	5,339	(172,488)
Goldcorp Inc	9,542	(121,685)
Imperial Oil Ltd	324	(10,112)
Keyera Corp	2,675	(75,377)
Onex Corp	158	(11,588)
SNC-Lavalin Group Inc	220	(9,985)
Stantec Inc	1,067	(29,845)
Teck Resources Ltd ‘B’	1,960	(51,253)
TransCanada Corp	6,044	(294,170)
Wheaton Precious Metals Corp	14,107	(311,880)
WSP Global Inc	2,976	(141,839)
Yamana Gold Inc	25,261	(78,782)

		(2,587,002)

United States

Valeant Pharmaceuticals International Inc	10,691	(222,835)

Zambia

First Quantum Minerals Ltd	24,743	(346,638)

Total Short Positions		(3,156,475)

Total Long and Short Positions		($17,955)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS ((0.750%) as of 12/31/17) plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2017:

Referenced Entity	Shares	Value
Long Positions:

Switzerland

Adecco Group AG	3,599	$275,036
Flughafen Zurich AG	1,077	246,166
Georg Fischer AG	195	257,432
Lonza Group AG	1,848	498,417
Nestle SA	1,082	93,026
Novartis AG	349	29,369
Partners Group Holding AG	73	50,019
Roche Holding AG	855	216,191
Sika AG	39	309,426
Sonova Holding AG	288	44,983
Straumann Holding AG	52	36,683
Swiss Life Holding AG	561	198,299
Temenos Group AG	3,394	434,333

		2,689,380

Total Long Positions		2,689,380

Referenced Entity	Shares	Value
Short Positions:

Austria

ams AG	1,474	($133,532)

Switzerland

Aryzta AG	5,896	(233,855)
Barry Callebaut AG	5	(10,422)
Chocoladefabriken Lindt & Spruengli AG	38	(232,028)
Credit Suisse Group AG	58,753	(1,047,902)
Dufry AG	175	(25,977)
GAM Holding AG	4,930	(79,549)
Vifor Pharma AG	4,099	(524,753)

		(2,154,486)

Total Short Positions		(2,288,018)

Total Long and Short Positions		$401,362

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA ((0.357%) as of 12/31/17) plus or minus a specified spread (rates range from (5.880%) to 0.350%) as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2017:

Referenced Entity	Shares	Value
Long Positions:

Belgium

Ageas	4,497	$219,676
bpost SA	5,176	157,527
KBC Group NV	229	19,514
Proximus SADP	2,218	72,785
Solvay SA	1,047	145,571
UCB SA	1,013	80,324
Umicore SA	2,746	130,020

		825,417

Finland

Cargotec OYJ ‘B’	2,507	141,946
Kesko OYJ ‘B’	4,353	236,314
Neste OYJ	4,562	292,018
Orion OYJ ‘B’	824	30,723
UPM-Kymmene OYJ	671	20,831

		721,832

France

Air France-KLM	20,156	327,414
Amundi SA	999	84,610
Atos SE	3,166	460,304
BioMerieux	1,151	103,053
Capgemini SA	1,563	185,124
Cie de Saint-Gobain	254	13,979
Cie Generale des Etablissements Michelin	2,683	383,816
Cie Plastic Omnium SA	243	11,028
CNP Assurances	5,646	130,238
Elior Group	532	10,972
Engie SA	14,745	253,488
Eutelsat Communications SA	1,182	27,366
Faurecia	740	57,672
Imerys SA	306	28,816
Ipsen SA	1,275	151,752
Kering	238	112,033
Lagardere SCA	3,138	100,492
Peugeot SA	16,542	335,988
Renault SA	1,660	166,627
SEB SA	81	14,994
Teleperformance	3,570	511,044
Thales SA	1,646	177,142
Ubisoft Entertainment SA	189	14,521
Valeo SA	731	54,453
Veolia Environnement SA	390	9,945

		3,726,871

Germany

adidas AG	113	22,599
Aurubis AG	2,106	195,486
BASF SE	641	70,274
Bayer AG	615	76,422
Beiersdorf AG	1,022	119,812
Covestro AG	4,808	495,062
Deutsche Lufthansa AG	6,030	221,443
Freenet AG	345	12,729
Hella GmbH & Co KGaA	258	15,925
Henkel AG & Co KGaA (Preferred)	432	57,048
HOCHTIEF AG	1,261	222,701
HUGO BOSS AG	173	14,680

Referenced Entity	Shares	Value
Infineon Technologies AG	2,590	$70,536
OSRAM Licht AG	1,721	154,104
Rheinmetall AG	2,237	282,898
RWE AG	15,196	309,244
Salzgitter AG	3,474	197,343
Schaeffler AG (Preferred)	1,786	31,513
Software AG	6,182	346,752
Suedzucker AG	8,247	178,520
Talanx AG	2,479	101,023
Uniper SE	6,602	205,956

		3,402,070

Italy

A2A SPA	248,848	460,438
Autogrill SPA	19,135	264,029
DiaSorin SPA	1,041	92,311
Enel SPA	137,389	844,840
FinecoBank Banca Fineco SPA	2,005	20,480
GEDI Gruppo Editoriale SpA	1,574	1,325
Hera SPA	31,707	110,653
Intesa Sanpaolo SpA	146,669	486,626
Leonardo SPA	15,425	183,298
Moncler SPA	12,893	403,002
Prysmian SPA	11,110	362,020
Recordati SPA	4,127	183,401
Terna Rete Elettrica Nazionale SpA	2,461	14,306
Unipol Gruppo Finanziario SPA	2,946	13,798

		3,440,527

Netherlands

Akzo Nobel NV	441	38,696
ASM International NV	3,683	248,721
ASR Nederland NV	4,407	181,422
Koninklijke Philips NV	14,735	556,373
NN Group NV	11,000	475,788
Philips Lighting NV	5,402	198,128
Randstad Holding NV	1,786	109,587
Wolters Kluwer NV	2,769	144,347

		1,953,062

Portugal

EDP - Energias de Portugal SA	6,826	23,629
Galp Energia SGPS SA	3,503	64,360

		87,989

Spain

ACS Actividades de Construccion y Servicios SA	1,129	44,103
Amadeus IT Group SA	1,531	110,174
Ebro Foods SA	3,569	83,590
Endesa SA	5,115	109,398
Mapfre SA	17,196	55,159
Prosegur Cia de Seguridad SA	7,249	56,869
Repsol SA	31,738	560,379

		1,019,672

Switzerland

STMicroelectronics NV	11,524	251,494

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Referenced Entity	Shares	Value
United Kingdom

Fiat Chrysler Automobiles NV	31,810	$567,912

Total Long Positions		15,996,846

Short Positions:

Belgium

Anheuser-Busch InBev SA NV	6,055	(675,987)
Telenet Group Holding NV	2,042	(142,259)

		(818,246)

Finland

Amer Sports OYJ	5,805	(160,672)
Huhtamaki OYJ	1,742	(73,120)
Nokia OYJ	11,001	(51,400)

		(285,192)

France

Accor SA	5,922	(304,864)
Aeroports de Paris	390	(74,158)
Airbus SE	208	(20,672)
Bollore SA	110,906	(601,639)
Carrefour SA	10,628	(229,144)
Edenred	19,882	(575,580)
Electricite de France SA	21,675	(270,990)
Getlink SE	17,887	(230,069)
Iliad SA	57	(13,658)
Ingenico Group SA	3,407	(363,862)
JCDecaux SA	2,553	(102,681)
Orpea	963	(113,379)
Remy Cointreau SA	967	(133,982)
SCOR SE	415	(16,680)
Zodiac Aerospace	6,025	(180,089)

		(3,231,447)

Germany

Axel Springer SE	826	(64,412)
Bilfinger SE	2,745	(130,018)
Deutsche Bank AG	54,055	(1,022,393)
Fielmann AG	323	(28,451)
GEA Group AG	8,099	(387,489)
MAN SE	89	(10,187)
ProSiebenSat.1 Media SE	2,370	(81,352)
Sartorius AG (Preferred)	1,375	(130,614)
Symrise AG	558	(47,842)
Telefonica Deutschland Holding AG	7,992	(39,998)
United Internet AG	2,092	(143,346)
Zalando SE	7,570	(399,149)

		(2,485,251)

Referenced Entity	Shares	Value
Italy

Azimut Holding SPA	5,140	($98,334)
BPER Banca	57,548	(289,906)
Buzzi Unicem SpA	4,435	(119,643)
Mediaset SPA	18,638	(72,232)
Saipem SpA	82,211	(375,107)
Salvatore Ferragamo SPA	3,523	(93,570)
UniCredit SPA	29,455	(549,459)
Unione di Banche Italiane SpA	49,793	(217,069)
Yoox Net-A-Porter Group SPA	2,757	(96,169)

		(1,911,489)

Luxembourg

Eurofins Scientific SE	368	(223,675)
Tenaris SA	53,857	(854,815)

		(1,078,490)

Netherlands

Altice NV ‘A’	86,098	(902,859)
Boskalis Westminster	1,648	(62,102)
Gemalto NV	1,403	(83,086)
Koninklijke Vopak NV	4,515	(197,776)
OCI NV	8,380	(211,344)
SBM Offshore NV	17,494	(307,925)

		(1,765,092)

Portugal

Banco Comercial Portugues SA	427,959	(139,298)

Spain

Acerinox SA	1,135	(16,197)
Atresmedia Corp de Medios de Comunicacion SA	2,661	(27,771)
Bankia SA	73,775	(352,124)
Cellnex Telecom SAU	14,462	(370,016)
Ferrovial SA	464	(10,530)
Grifols SA	4,420	(129,236)
Industria de Diseno Textil SA	2,032	(70,656)
Zardoya Otis SA	7,102	(77,672)

		(1,054,202)

United States

QIAGEN NV	5,275	(164,530)

Total Short Positions		(12,933,237)

Total Long and Short Positions		$3,063,609

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC ((0.039%) as of 12/31/17) plus or minus a specified spread (rates range from (2.750%) to 0.450%) as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.

	MSC	05/07/18

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2017:

Referenced Entity	Shares	Value
Long Positions:

Japan

Alfresa Holdings Corp	7,000	$163,957
Amada Holdings Co Ltd	8,700	118,120
ANA Holdings Inc	1,700	70,918
Aozora Bank Ltd	500	19,401

Referenced Entity	Shares	Value
Asahi Group Holdings Ltd	1,700	$84,353
Bandai Namco Holdings Inc	10,900	355,773
Brother Industries Ltd	1,200	29,495
Citizen Watch Co Ltd	13,500	98,881
Cosmos Pharmaceutical Corp	200	41,732
Daicel Corp	800	9,079
Fuji Electric Co Ltd	12,000	90,148
Fujitsu Ltd	50,000	354,477

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Referenced Entity	Shares	Value
GungHo Online Entertainment Inc	14,800	$40,616
Hakuhodo DY Holdings Inc	10,900	141,295
Haseko Corp	29,100	450,999
Hitachi Chemical Co Ltd	9,000	230,453
Hitachi High-Technologies Corp	4,700	197,538
Hitachi Ltd	69,000	535,316
Idemitsu Kosan Co Ltd	7,100	284,396
Inpex Corp	4,400	54,762
Isuzu Motors Ltd	1,900	31,725
Itochu Techno-Solutions Corp	9,300	403,371
Japan Airlines Co Ltd	7,300	285,210
JFE Holdings Inc	11,400	272,431
JSR Corp	1,300	25,538
JTEKT Corp	1,400	23,988
JXTG Holdings Inc	72,400	465,265
Kajima Corp	29,000	278,629
Kamigumi Co Ltd	6,500	143,646
Kaneka Corp	8,000	72,916
Kewpie Corp	400	10,657
Kobayashi Pharmaceutical Co Ltd	1,300	84,245
Kyushu Railway Co	300	9,286
Marubeni Corp	10,900	78,804
Matsumotokiyoshi Holdings Co Ltd	6,400	262,919
Medipal Holdings Corp	7,200	140,570
MINEBEA MITSUMI Inc	3,100	64,657
MISUMI Group Inc	1,300	37,742
Mitsubishi Gas Chemical Co Inc	8,900	254,851
Mitsubishi Materials Corp	1,300	46,131
Mitsubishi Tanabe Pharma Corp	6,400	131,905
Mitsui Chemicals Inc	5,000	160,337
Mixi Inc	2,000	89,576
Nabtesco Corp	600	22,927
Nexon Co Ltd	4,900	142,101
NH Foods Ltd	1,000	24,359
NHK Spring Co Ltd	14,000	153,651
Nippon Electric Glass Co Ltd	4,600	175,082
Nippon Express Co Ltd	4,300	285,551
Nippon Shinyaku Co Ltd	700	52,069
Nippon Shokubai Co Ltd	900	60,669
Nippon Telegraph & Telephone Corp	2,800	131,640
NOK Corp	400	9,308
Obayashi Corp	26,300	317,707
Omron Corp	800	47,583
Oracle Corp Japan	2,300	190,350
Otsuka Corp	1,700	130,195
Persol Holdings Co Ltd	6,500	162,736
Pola Orbis Holdings Inc	5,700	199,732
Rohm Co Ltd	300	33,049
Sega Sammy Holdings Inc	9,600	119,149
Sekisui Chemical Co Ltd	2,100	42,043
Shimamura Co Ltd	200	21,972
Shimizu Corp	3,000	30,942
Shin-Etsu Chemical Co Ltd	200	20,265
SMC Corp	200	82,077
Sojitz Corp	31,000	94,974
Square Enix Holdings Co Ltd	9,700	460,244
Start Today Co Ltd	13,600	412,802
Sumitomo Heavy Industries Ltd	3,600	151,688
Suzuken Co Ltd	4,900	201,176
Suzuki Motor Corp	400	23,153
Taiheiyo Cement Corp	900	38,748
Taisei Corp	9,400	467,470
The Gunma Bank Ltd	11,700	70,495
THK Co Ltd	4,000	149,519
Tokyo Broadcasting System Holdings Inc	4,000	99,692
Tokyo Electron Ltd	2,300	414,896
Toppan Printing Co Ltd	10,000	90,331
Tosoh Corp	16,100	363,219
Toyo Suisan Kaisha Ltd	3,000	128,073
Toyoda Gosei Co Ltd	3,300	83,727
Toyota Boshoku Corp	7,500	156,550
Toyota Tsusho Corp	2,000	80,346

Referenced Entity	Shares	Value
Trend Micro Inc	900	$50,943
Welcia Holdings Co Ltd	400	17,265

		12,756,576

Total Long Positions		12,756,576

Short Positions:

Japan

Advantest Corp	5,500	(101,471)
Aeon Co Ltd	20,000	(337,353)
AEON Financial Service Co Ltd	8,900	(206,845)
Alps Electric Co Ltd	8,400	(238,941)
Asics Corp	20,100	(319,486)
Calbee Inc	11,200	(363,974)
Casio Computer Co Ltd	4,200	(60,268)
Chugai Pharmaceutical Co Ltd	700	(35,776)
Dai-ichi Life Holdings Inc	2,000	(41,104)
Daiwa Securities Group Inc	2,000	(12,513)
DeNA Co Ltd	4,200	(86,466)
Dentsu Inc	200	(8,457)
Don Quijote Holdings Co Ltd	5,100	(265,863)
Electric Power Development Co Ltd	8,200	(220,577)
FamilyMart UNY Holdings Co Ltd	7,000	(490,267)
Fast Retailing Co Ltd	300	(119,284)
Hamamatsu Photonics KK	7,204	(241,626)
Hokuriku Electric Power Co	19,500	(156,883)
Honda Motor Co Ltd	1,000	(34,127)
Isetan Mitsukoshi Holdings Ltd	23,000	(284,621)
J Front Retailing Co Ltd	600	(11,275)
Japan Airport Terminal Co Ltd	900	(33,321)
Japan Post Holdings Co Ltd	13,200	(151,192)
Japan Post Insurance Co Ltd	2,000	(47,017)
JGC Corp	600	(11,592)
Kakaku.com Inc	11,000	(185,687)
Kansai Paint Co Ltd	9,400	(243,923)
Kawasaki Heavy Industries Ltd	400	(13,994)
Keihan Holdings Co Ltd	3,000	(88,259)
Keikyu Corp	9,800	(188,044)
Keio Corp	4,000	(175,698)
Kikkoman Corp	3,400	(137,495)
Kintetsu Group Holdings Co Ltd	5,700	(218,139)
Konica Minolta Inc	10,000	(95,949)
Kyushu Electric Power Co Inc	13,100	(137,217)
Lawson Inc	200	(13,291)
M3 Inc	1,700	(59,592)
Marui Group Co Ltd	21,353	(390,335)
Mazda Motor Corp	10,100	(134,970)
Mitsubishi Heavy Industries Ltd	1,200	(44,741)
Mitsubishi Logistics Corp	6,400	(165,921)
Mitsubishi UFJ Lease & Finance Co Ltd	2,100	(12,464)
MonotaRO Co Ltd	3,500	(111,544)
Murata Manufacturing Co Ltd	200	(26,778)
Nagoya Railroad Co Ltd	7,600	(191,393)
Nankai Electric Railway Co Ltd	3,400	(84,139)
NGK Spark Plug Co Ltd	19,800	(479,899)
Nidec Corp	1,700	(238,029)
Nippon Paint Holdings Co Ltd	7,600	(240,132)
Nippon Yusen KK	5,200	(126,524)
Odakyu Electric Railway Co Ltd	12,000	(256,400)
Olympus Corp	800	(30,604)
Ono Pharmaceutical Co Ltd	10,100	(234,943)
Orient Corp	7,000	(11,150)
Pigeon Corp	1,000	(37,995)
Renesas Electronics Corp	2,900	(33,633)
Ricoh Co Ltd	50,800	(470,754)
Santen Pharmaceutical Co Ltd	7,100	(111,189)
Seibu Holdings Inc	6,300	(119,022)
Seiko Epson Corp	2,300	(54,145)
Seven Bank Ltd	65,500	(223,694)
Shikoku Electric Power Co Inc	21,900	(238,385)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Referenced Entity	Shares	Value
Shimano Inc	4,400	($618,458)
Sony Financial Holdings Inc	18,700	(330,497)
Suruga Bank Ltd	6,800	(145,400)
Sysmex Corp	3,800	(298,380)
T&D Holdings Inc	11,800	(201,314)
Terumo Corp	400	(18,924)
The Bank of Kyoto Ltd	3,700	(192,151)
The Chugoku Electric Power Co Inc	25,600	(274,822)
The Yokohama Rubber Co Ltd	3,700	(90,377)
Toho Gas Co Ltd	600	(16,427)
Tokio Marine Holdings Inc	1,700	(77,321)
Toray Industries Inc	1,100	(10,354)

Referenced Entity	Shares	Value
Toyota Industries Corp	1,400	($89,739)
Yahoo Japan Corp	13,600	(62,308)
Yakult Honsha Co Ltd	5,400	(407,459)
Yamaha Corp	1,800	(66,396)
Yamato Holdings Co Ltd	4,900	(98,369)
Yaskawa Electric Corp	3,900	(170,876)

		(12,675,942)

Total Short Positions		(12,675,942)

Total Long and Short Positions		$80,634

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR ((0.395%) as of 12/31/17) plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.

	MSC	05/01/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2017:

Referenced Entity	Shares	Value
Long Positions:

Denmark

Carlsberg AS ‘B’	167	$20,030
GN Store Nord AS	5,654	182,607
H Lundbeck AS	3,526	178,807
ISS AS	1,076	41,657
Novo Nordisk AS ‘B’	1,336	71,791
Orsted AS	190	10,372
TDC AS	26,364	162,016
Vestas Wind Systems AS	5,888	406,863

		1,074,143

Total Long Positions		1,074,143

Referenced Entity	Shares	Value
Short Positions:

Denmark

Chr Hansen Holding AS	1,055	($98,959)
Genmab AS	1,294	(214,600)
Novozymes AS ‘B’	5,533	(315,864)
Pandora AS	3,632	(394,793)

		(1,024,216)

Total Short Positions		(1,024,216)

Total Long and Short Positions		$49,927

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR (0.890% as of 12/31/17) plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2017:

Referenced Entity	Shares	Value
Long Positions:

Norway

Leroy Seafood Group ASA	16,354	$87,600
Marine Harvest ASA	11,503	194,524
Salmar ASA	3,119	93,706

		375,830

Total Long Positions		375,830

Referenced Entity	Shares	Value
Short Positions:

Norway

Schibsted ASA ‘A’	12,494	($357,580)
Yara International ASA	713	(32,737)

		(390,317)

United Kingdom

Subsea 7 SA	857	(12,840)

Total Short Positions		(403,157)

Total Long and Short Positions		($27,327)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR ((0.607%) as of 12/31/17) plus or minus a specified spread (rates range from (0.880%) to 0.350%) as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.

	MSC	05/02/19

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2017:

Referenced Entity	Shares	Value
Long Positions:

Malta

Kindred Group PLC SDR	4,780	$68,253

Sweden

Boliden AB	14,385	491,934
Electrolux AB ‘B’	442	14,230
Essity AB ‘B’	3,625	103,015
Holmen AB ‘B’	208	11,055
NCC AB ‘B’	12,299	235,842
Saab AB ‘B’	2,623	127,566
Svenska Cellulosa AB SCA ‘B’	9,841	101,432
Volvo AB ‘B’	4,570	85,102

		1,170,176

Total Long Positions		1,238,429

Referenced Entity	Shares	Value
Short Positions:

Colombia

Millicom International Cellular SA SDR	1,839	($124,198)

Sweden

Arjo AB ‘B’	1,472	(4,201)
Getinge AB ‘B’	562	(8,149)
Hennes & Mauritz AB ‘B’	2,125	(43,953)
Hexagon AB ‘B’	3,093	(155,158)
Hexpol AB	6,697	(67,898)
Modern Times Group MTG AB ‘B’	347	(14,582)
Svenska Handelsbanken AB ‘A’	2,969	(40,574)
Swedish Orphan Biovitrum AB	1,329	(18,165)
Telefonaktiebolaget LM Ericsson ‘B’	118,495	(782,034)

		(1,134,714)

Total Short Positions		(1,258,912)

Total Long and Short Positions		($20,483)

Total Basket Swaps		$9,436,047

Total Return Swaps – Receive Positive Return/Pay Negative Return

Referenced Entity	Payment Frequency	Counter- Party	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Swiss Market Index	M	GSC	03/16/18	10	$947,147	$950,995	$3,848
Swiss Market Index	M	MSC	03/16/18	1	94,891	95,276	385
MSCI Canada Index	M	JPM	03/21/18	117	593,580	599,014	5,434
MSCI Hong Kong Index	M	JPM	03/21/18	33	353,907	365,932	12,025
MSCI Italy Index	M	JPM	03/21/18	2,426	301,472	297,230	(4,242)
MSCI Japan Index	M	JPM	03/21/18	6,246	111,887	113,459	1,572
MSCI Singapore Index	M	JPM	03/21/18	2	8,678	8,710	32

							$19,054

Total Return Swaps – Pay Positive Return/Receive Negative Return

Referenced Entity	Payment Frequency	Counter- Party	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI United Kingdom Index	M	JPM	03/21/18	7	$108,059	$110,996	($2,937)

Total Total Return Swaps							$16,117

Total Swap Agreements							$7,570,982

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$61,235,755	$28,441,207	$32,794,548	$—
	Derivatives:
	Equity Contracts
	Futures	258,194	258,194	—	—
	Swaps	7,890,193	—	7,890,193	—

	Total Equity Contracts	8,148,387	258,194	7,890,193	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	146,635	—	146,635	—

	Total Assets - Derivatives	8,295,022	258,194	8,036,828	—

	Total Assets	69,530,777	28,699,401	40,831,376	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(67,374)	(67,374)	—	—
	Swaps	(319,211)	—	(319,211)	—

	Total Equity Contracts	(386,585)	(67,374)	(319,211)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(19,406)	—	(19,406)	—

	Total Liabilities - Derivatives	(405,991)	(67,374)	(338,617)	—

	Total Liabilities	(405,991)	(67,374)	(338,617)	—

	Total	$69,124,786	$28,632,027	$40,492,759	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS - 7.6%

Cyprus - 0.4%

Bank of Cyprus Holdings PLC *	123,374	$383,396

Iceland - 3.0%

Eik fasteignafelag HF *	1,819,300	179,189
Hagar HF *	839,350	289,752
Icelandair Group HF	994,323	141,237
Marel HF	105,955	330,470
N1 HF	194,000	213,557
Reginn HF *	899,300	222,741
Reitir fasteignafelag HF	479,482	398,179
Siminn HF	9,048,800	360,432
Sjova-Almennar Tryggingar HF	1,133,600	181,161
Tryggingamidstodin HF	370,000	118,260
Vatryggingafelag Islands HF	1,349,500	151,943

		2,586,921

Japan - 1.1%

Mitsubishi UFJ Financial Group Inc	46,900	341,337
Mizuho Financial Group Inc	96,800	175,023
Resona Holdings Inc	13,100	78,060
Sumitomo Mitsui Financial Group Inc	5,800	250,006
Sumitomo Mitsui Trust Holding Inc	3,000	118,698

		963,124

Singapore - 0.5%

Yoma Strategic Holdings Ltd	1,037,467	417,699

South Korea - 1.6%

Amorepacific Corp	66	18,773
AMOREPACIFIC Group	144	18,966
Coway Co Ltd	157	14,307
Hana Financial Group Inc	630	29,283
Hankook Tire Co Ltd	265	13,501
Hyundai Heavy Industries Co Ltd *	132	12,381
Hyundai Mobis Co Ltd	154	37,833
Hyundai Motor Co	418	60,834
Hyundai Steel Co	248	13,578
Industrial Bank of Korea *	1,188	18,223
Kangwon Land Inc	600	19,503
KB Financial Group Inc *	947	56,046
Kia Motors Corp	600	18,775
Korea Electric Power Corp *	640	22,750
Korea Zinc Co Ltd	42	19,341
KT&G Corp	370	39,919
LG Chem Ltd *	100	37,831
LG Corp	253	21,501
LG Display Co Ltd *	714	19,874
LG Electronics Inc *	250	24,719
LG Household & Health Care Ltd	26	28,877
Lotte Chemical Corp	53	18,199
Lotte Corp	77	4,676
Lotte Shopping Co Ltd	59	10,995
NAVER Corp	134	108,859
POSCO	121	37,637
S-Oil Corp	200	21,845
Samsung Biologics Co Ltd * ~	100	34,589
Samsung C&T Corp	230	27,035
Samsung Electronics Co Ltd	89	211,456
Samsung Fire & Marine Insurance Co Ltd	70	17,454
Samsung Life Insurance Co Ltd	270	31,323
Samsung SDI Co Ltd *	126	24,021
Samsung SDS Co Ltd	134	24,986
Shinhan Financial Group Co Ltd *	749	34,572
SK Holdings Co Ltd	70	18,505

	Shares	Value

SK Hynix Inc *	1,264	$89,777
SK Innovation Co Ltd	133	25,373
SK Telecom Co Ltd	100	24,940
Woori Bank	1,360	19,993

		1,333,050

Vietnam - 1.0%

Bank for Foreign Trade of Vietnam JSC	21,900	52,319
Bank for Investment and Development of Vietnam JSC	12,200	13,683
Bao Viet Holdings	4,100	11,790
Binh Minh Plastics JSC	6,600	24,878
Coteccons Construction JSC	3,400	33,912
Danang Rubber JSC	1,800	1,918
Domesco Medical Import Export JSC	6,200	31,561
HA TIEN 1 Cement JSC	5,600	3,835
Hoa Phat Group JSC *	18,800	38,786
Hoa Sen Group	3,700	3,992
KIDO Group Corp	9,700	16,872
Kinh Bac City Development Share Holding Corp *	13,300	7,848
Masan Group Corp	24,700	83,302
PetroVietnam Drilling & Well Services JSC *	6,800	6,969
Petrovietnam Fertilizer & Chemicals JSC	10,000	9,468
PetroVietnam Gas JSC	4,300	18,406
PetroVietnam Nhon Trach 2 Power JSC	22,900	33,782
PetroVietnam Technical Services Corp	16,300	16,912
Pha Lai Thermal Power JSC	5,700	5,694
Refrigeration Electrical Engineering Corp	21,800	39,784
Saigon - Hanoi Commercial Joint Stock Bank *	22,800	9,337
Saigon Securities Inc	17,300	21,940
Saigon Thuong Tin Commercial JSB *	38,500	21,785
Tan Tao Investment & Industry JSC *	27,800	3,991
Viet Capital Securities JSC *	8,900	30,569
Viet Nam Construction and Import-Export JSC	8,000	7,680
Vietnam Dairy Products JSC	11,800	108,392
Vietnam Joint Stock Commercial Bank for Industry and Trade	3,900	4,156
Vingroup JSC *	54,400	184,952

		848,513

Total Common Stocks (Cost $6,195,691)		6,532,703

	Principal Amount

CORPORATE BONDS & NOTES - 1.7%

Argentina - 0.8%

Banco Hipotecario SA 23.708% (ARS Deposit + 2.500%)
due 01/12/20 § ~	ARS 6,110,000	319,598
YPF SA 25.458% (ARS Deposit + 4.000%)
due 07/07/20 § ~	$372,000	332,899

		652,497

Ecuador - 0.6%

EP PetroEcuador 7.316% (LIBOR + 5.630%) due 09/24/19 § ~	184,211	189,276
Petroamazonas EP 4.625% due 02/16/20 ~	370,000	363,525

		552,801

Honduras - 0.3%

Inversiones Atlantida SA 8.250% due 07/28/22 ~	250,000	259,688

Total Corporate Bonds & Notes (Cost $1,569,268)		1,464,986

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

SENIOR LOAN NOTES - 3.8%

Barbados - 0.9%

Barbados Government 11.440% (LIBOR + 10.000%) due 12/20/19 § Ω ±	$800,000	$804,583

Ethiopia - 0.7%

Ethiopian Railways Corp 4.865% (LIBOR + 3.750%) due 08/01/21 § Ω ±	622,222	611,485

Kenya - 0.1%

Republic of Kenya 6.762% (LIBOR + 5.000%) due 04/11/19 §	114,000	114,000

Tanzania - 2.1%

United Republic of Tanzania 6.645% (LIBOR +5.200%) due 06/26/22 § Ω ±	1,710,000	1,762,825

Total Senior Loan Notes (Cost $3,210,004)		3,292,893

MORTGAGE-BACKED SECURITIES - 0.3%

United States - 0.3%

Fannie Mae (IO) 4.598% (6.150% - LIBOR) due 01/25/43 §	1,618,700	228,640

Total Mortgage-Backed Securities (Cost $397,449)		228,640

FOREIGN GOVERNMENT BONDS & NOTES - 55.1%

Albania - 1.3%

Albania Government 5.750% due 11/12/20 ~	EUR 804,000	1,084,962

Australia - 0.8%

Australia Government 3.000% due 03/21/47 ~ ‡	AUD 930,000	678,403

Barbados - 1.1%

Barbados Government
6.625% due 12/05/35 ~	$1,021,000	796,380
7.000% due 08/04/22 ~	145,000	123,557

		919,937

Cyprus - 3.7%

Cyprus Government
3.750% due 07/26/23 ~	EUR 1,478,000	2,023,108
4.250% due 11/04/25 ~	807,000	1,160,127

		3,183,235

	Principal Amount	Value

Dominican Republic - 3.2%

Dominican Republic
10.375% due 03/04/22 ~	DOP 37,700,000	$841,911
10.400% due 05/10/19 ~	33,800,000	728,877
15.000% due 04/05/19 ~	18,500,000	420,269
15.950% due 06/04/21 ~	6,700,000	172,757
16.000% due 07/10/20 ~	20,700,000	510,624
16.950% due 02/04/22 ~	2,900,000	78,903

		2,753,341

Ecuador - 0.8%

Ecuador Government 10.500% due 03/24/20 ~	$607,000	673,770

El Salvador - 4.0%

El Salvador Government
5.875% due 01/30/25 ~	163,000	164,630
6.375% due 01/18/27 ~	694,000	708,748
7.650% due 06/15/35 ~	333,000	362,607
7.750% due 01/24/23 ~	857,000	946,445
8.250% due 04/10/32 ~	193,000	222,645
8.625% due 02/28/29 ~	407,000	477,208
8.625% due 02/28/29 ~	458,000	537,005

		3,419,288

Iceland - 2.9%

Iceland Rikisbref
5.000% due 11/15/28	ISK 25,020,297	241,964
6.250% due 02/05/20	4,589,840	45,805
6.500% due 01/24/31	158,183,769	1,746,842
7.250% due 10/26/22	34,913,978	372,706
8.000% due 06/12/25	8,214,922	94,722

		2,502,039

Indonesia - 2.6%

Indonesia Treasury
7.500% due 08/15/32	IDR 3,282,000,000	256,484
7.500% due 05/15/38	6,506,000,000	503,505
8.250% due 05/15/36	11,350,000,000	934,854
8.375% due 03/15/34	2,659,000,000	219,011
8.750% due 05/15/31	3,506,000,000	301,825

		2,215,679

Macedonia - 6.6%

Macedonia Government
3.975% due 07/24/21 ~	EUR 2,174,000	2,817,456
4.875% due 12/01/20 ~	2,177,000	2,872,948

		5,690,404

New Zealand - 7.0%

New Zealand Government
2.000% due 09/20/25 ^ ~	NZD 1,775,613	1,324,885
2.500% due 09/20/35 ^ ~	4,229,315	3,433,301
3.000% due 09/20/30 ^ ~	1,488,467	1,232,998

		5,991,184

Serbia - 10.5%

Serbia Treasury
5.750% due 07/21/23	RSD 625,500,000	6,647,956
10.000% due 09/11/21	2,820,000	34,040
10.000% due 02/05/22	187,990,000	2,296,146

		8,978,142

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Principal Amount	Value

Sri Lanka - 7.9%

Sri Lanka Government
8.000% due 11/15/18	LKR 8,220,000	$53,229
8.750% due 10/15/18	53,000,000	344,830
9.250% due 05/01/20	71,020,000	459,946
9.450% due 10/15/21	47,000,000	303,769
10.000% due 10/01/22	220,100,000	1,436,862
10.250% due 03/15/25	163,360,000	1,073,469
10.600% due 07/01/19	2,630,000	17,468
10.600% due 09/15/19	144,000,000	957,233
10.750% due 03/01/21	88,000,000	588,957
11.000% due 08/01/21	67,270,000	453,611
11.000% due 08/01/24	10,000,000	68,226
11.000% due 08/01/25	5,000,000	34,208
11.000% due 06/01/26	77,800,000	532,317
11.200% due 07/01/22	15,380,000	104,739
11.400% due 01/01/24	33,000,000	228,594
11.500% due 12/15/21	15,000,000	103,523
11.500% due 08/01/26	9,000,000	63,446

		6,824,427

Suriname - 0.9%

Republic of Suriname 9.250% due 10/26/26 ~	$729,000	787,320

Thailand - 1.8%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 53,402,998	1,593,089

Total Foreign Government Bonds & Notes (Cost $43,482,694)		47,295,220

SHORT-TERM INVESTMENTS - 23.7%

Foreign Government Issues - 8.5%

Egypt Treasury Bills (Egypt) 0.001% due 01/02/18	EGP 2,500,000	140,607
8.789% due 01/16/18	2,425,000	135,886
15.253% due 02/06/18	2,575,000	142,757
16.024% due 02/13/18	3,350,000	185,068
16.573% due 02/20/18	2,125,000	116,983
17.010% due 04/10/18	5,950,000	320,548
17.188% due 04/17/18	14,550,000	781,156
17.284% due 03/06/18	11,900,000	650,557
17.342% due 04/24/18	7,575,000	405,283
17.477% due 05/01/18	2,350,000	125,299
17.520% due 03/13/18	7,625,000	415,411
17.594% due 05/08/18	1,175,000	62,434
17.697% due 05/15/18	12,550,000	664,567
17.705% due 03/20/18	1,500,000	81,440
17.789% due 05/22/18	6,650,000	350,936
17.870% due 05/29/18	3,750,000	197,220
18.004% due 04/03/18	5,250,000	283,080
18.635% due 03/27/18	2,550,000	137,760

	Principal Amount	Value

Nigeria Treasury Bills (Nigeria) 13.777% due 03/15/18	NGN 18,100,000	$48,979
15.284% due 04/12/18	250,395,000	668,440
15.411% due 04/19/18	90,480,000	240,803
15.669% due 05/03/18	106,730,000	282,281
16.600% due 07/05/18	41,200,000	105,829
16.649% due 07/12/18	14,980,000	38,357
16.698% due 07/19/18	40,760,000	104,036
16.752% due 09/13/18	67,200,000	167,451
16.809% due 09/20/18	48,760,000	121,099
16.896% due 08/16/18	9,750,000	24,567
Qatar Central Bank Bills (Qatar) 2.152% due 01/03/18	QAR 860,000	236,158

		7,234,992

	Shares

Money Market Fund - 12.9%

BlackRock Liquidity Funds T-Fund Portfolio	11,071,029	11,071,029

	Principal Amount
U.S. Treasury Bills - 2.3%

0.978% due 01/11/18 ‡	$1,250,000	1,249,634
1.251% due 03/01/18 ‡	750,000	748,468

		1,998,102

Total Short-Term Investments (Cost $20,284,162)		20,304,123

TOTAL INVESTMENTS - 92.2% (Cost $75,139,268)		79,118,565

DERIVATIVES - (2.9%)
(See Notes (e) through (j) in Notes to Schedule of Investments)		(2,474,933)

OTHER ASSETS & LIABILITIES, NET - 10.7%		9,166,100

NET ASSETS - 100.0%		$85,809,732

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $3,234,048 or 3.8% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	As of December 31, 2017, investments with a total aggregate value of $1,739,200 were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, open futures contracts, forward volatility agreements, forward foreign currency contracts, option contracts and swap agreements.

(c)	A reverse repurchase agreement outstanding as of December 31, 2017 was as follows:

Counter- party	Collateral Pledged	Interest Rate	Trade Date	Maturity Date		Repurchase Amount		Principal Amount	Value
CIT	Australia Government 3.000% due 03/21/47	2.150%	10/17/17	N/A	(1)	N/A	(1)	AUD 804,591	($627,783)

(1)	The reverse repurchase agreement has an open maturity date and can be terminated at any time by either party.

(d)	The average amount of borrowings by the Fund on reverse repurchase agreements outstanding during the nine month period ended December 31, 2017 was $661,996 at a weighted average interest rate of 1.910%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

(e)	Open futures contracts outstanding as of December 31, 2017 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
SGX MSCI Index	01/18	38	$1,098,231	$1,102,680	($4,449)
U.S. 5-Year Interest Rate Swap	03/18	2	197,297	197,234	63

Total Futures Contracts					($4,386)

(f)	Forward volatility agreements outstanding as of December 31, 2017 were as follows:

Description	Exercise Volatility Rate	Notional Amount	Expiration Date	Counterparty	Unrealized Appreciation (Depreciation)
Call & Put - EUR/USD 9-Month vs. 1-Year	8.625%	EUR 1,471,000	03/22/19	DUB	($11,810)
Call & Put - CAD/USD 9-Month vs. 1-Year	8.450%	$764,605	03/26/19	BNP	(3,876)
Call & Put - CAD/USD 9-Month vs. 1-Year	8.625%	1,470,395	03/28/19	DUB	(9,027)
Call & Put - CHF/USD 1-Year vs. 1-Year	8.575%	1,471,000	06/14/19	DUB	(2,751)
Call & Put - CHF/USD 1-Year vs. 1-Year	8.350%	764,000	06/19/19	BNP	(10)
Call & Put - EUR/USD 1-Year vs. 1-Year	8.550%	EUR 735,000	06/20/19	BNP	(4,174)

Total Forward Volatility Agreements					($31,648)

(g)	Forward foreign currency contracts outstanding as of December 31, 2017 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation (Depreciation)
AED	17,517,000	USD	4,738,705	02/18	BNP	$29,789
ARS	21,051,700	USD	1,179,484	01/18	BNP	(59,903)
ARS	3,747,205	USD	206,799	01/18	DUB	(8,330)
ARS	15,158,200	USD	819,609	02/18	BNP	(27,365)
ARS	4,020,000	USD	216,595	02/18	CIT	(7,078)
ARS	5,220,000	USD	281,174	02/18	SCB	(8,014)
ARS	3,747,205	USD	198,791	03/18	BNP	(6,281)
AUD	420,000	USD	320,750	02/18	JPM	6,958
AUD	4,680,070	USD	3,566,309	02/18	SCB	85,246
AUD	1,635,500	USD	1,229,361	04/18	DUB	46,504
COP	1,488,550,000	USD	507,431	01/18	BNP	(9,839)
COP	836,130,000	USD	274,907	01/18	CIT	4,380
COP	1,880,600,000	USD	620,711	01/18	SCB	8,307
COP	3,876,090,000	USD	1,279,404	02/18	BNP	13,861
COP	1,107,100,000	USD	365,331	02/18	CIT	4,409
COP	10,771,606,000	USD	3,538,910	02/18	SCB	55,800
COP	1,107,110,497	USD	365,552	03/18	DUB	3,388
CZK	2,293,000	EUR	89,816	02/18	DUB	(107)
CZK	19,752,000	EUR	775,630	03/18	GSC	(3,767)
CZK	94,637,000	EUR	3,708,580	03/18	JPM	(9,321)
CZK	22,140,000	EUR	867,045	04/18	GSC	(2,043)
CZK	50,813,000	EUR	1,986,435	05/18	JPM	(1,087)
DOP	10,252,000	USD	210,082	01/18	CIT	785
EGP	785,000	USD	42,318	05/18	CIT	301
EUR	371,236	HUF	116,134,000	01/18	HSB	(2,951)
EUR	289,164	HUF	89,850,000	01/18	SCB	84
EUR	865,445	HUF	269,015,000	02/18	BNP	(107)
EUR	863,607	HUF	270,167,000	02/18	GSC	(6,683)
EUR	516,734	HUF	162,026,000	03/18	GSC	(5,262)
EUR	711,368	USD	846,080	01/18	DUB	8,917
EUR	315,000	USD	367,605	01/18	SCB	10,647
EUR	902,062	USD	1,076,219	03/18	JPM	11,059
EUR	39,600	USD	46,581	06/18	SCB	1,432
HUF	64,600,000	EUR	206,631	02/18	BNP	1,459
ILS	15,120,000	USD	4,316,883	02/18	GSC	35,410
INR	132,702,343	USD	2,020,438	02/18	SCB	43,881
INR	19,700,000	USD	305,072	03/18	BNP	272
INR	19,400,000	USD	300,356	03/18	DUB	299
INR	19,700,000	USD	305,048	03/18	GSC	296
INR	39,600,000	USD	613,266	03/18	JPM	443
INR	35,200,000	USD	544,673	03/18	UBS	874
KRW	130,783,499	USD	121,017	01/18	BNP	1,184
KRW	1,571,084,000	USD	1,387,671	01/18	CIT	80,338

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation (Depreciation)
KRW	1,167,500,000	USD	1,031,452	01/18	DUB	$59,453
KRW	549,700,000	USD	484,275	01/18	GSC	29,464
KZT	31,158,000	USD	89,534	01/18	GSC	3,489
KZT	431,003,000	USD	1,267,442	02/18	GSC	14,846
KZT	290,120,000	USD	850,385	02/18	SCB	12,660
KZT	44,242,000	USD	126,046	03/18	JPM	4,459
KZT	151,100,000	USD	436,579	03/18	SCB	10,172
KZT	44,423,000	USD	132,113	04/18	DUB	(1,284)
KZT	243,540,000	USD	708,499	04/18	DUB	5,276
KZT	95,043,000	USD	277,944	05/18	DUB	(293)
KZT	208,331,000	USD	623,361	05/18	GSC	(16,624)
KZT	295,654,000	USD	858,887	05/18	GSC	6,009
KZT	73,233,000	USD	212,670	05/18	SCB	1,802
KZT	206,437,000	USD	605,437	06/18	DUB	(5,862)
KZT	123,388,000	USD	366,680	06/18	GSC	(8,186)
KZT	163,617,037	USD	485,673	06/18	SCB	(9,707)
KZT	13,919,007	USD	40,112	07/18	DUB	120
MAD	607,000	USD	59,803	06/18	BNP	3,368
MAD	886,000	USD	86,676	06/18	SCB	5,482
MAD	7,179,000	USD	710,792	07/18	SCB	32,705
MAD	4,718,000	USD	477,048	12/18	BNP	2,694
MAD	2,482,000	USD	250,884	12/18	SCB	1,523
PEN	2,521,000	USD	766,010	01/18	BNP	10,750
PEN	1,605,000	USD	493,542	01/18	GSC	1,224
PEN	1,945,000	USD	594,165	01/18	SCB	5,037
PEN	660,000	USD	201,687	02/18	BNP	1,371
PEN	4,889,000	USD	1,485,070	03/18	BNP	18,222
PEN	419,000	USD	129,229	03/18	DUB	(372)
PEN	7,212,000	USD	2,198,169	03/18	SCB	19,333
PHP	11,610,000	USD	223,721	01/18	BNP	8,588
PHP	12,400,000	USD	238,668	01/18	DUB	9,449
PHP	2,470,000	USD	48,670	02/18	BNP	730
PHP	40,900,000	USD	783,675	02/18	DUB	34,330
PHP	46,000,000	USD	877,653	02/18	UBS	42,353
PLN	1,588,000	EUR	374,193	01/18	HSB	6,574
PLN	1,293,000	EUR	302,885	01/18	SCB	7,337
PLN	4,640,000	EUR	1,088,384	02/18	BNP	24,363
PLN	3,288,000	EUR	774,890	02/18	GSC	12,484
PLN	2,209,000	EUR	522,897	03/18	GSC	4,825
QAR	859,230	USD	233,170	01/18	SCB	328
RSD	158,571,704	EUR	1,295,853	01/18	DUB	50,579
RSD	32,798,000	EUR	266,417	03/18	DUB	10,781
RSD	47,631,296	EUR	392,189	04/18	CIT	7,141
RSD	42,330,000	EUR	341,288	04/18	DUB	16,213
RSD	19,425,000	EUR	157,415	09/18	CIT	3,157
RSD	152,217,000	EUR	1,228,774	09/18	DUB	31,886
RSD	24,664,000	EUR	200,212	10/18	DUB	3,152
RUB	77,820,000	USD	1,291,092	04/18	GSC	40,248
SEK	9,640,000	EUR	968,447	01/18	DUB	13,236
SEK	8,676,000	EUR	889,600	02/18	GSC	(9,696)
SEK	5,886,000	EUR	590,671	03/18	DUB	8,906
SEK	6,420,000	EUR	645,106	04/18	DUB	8,691
SGD	2,902,000	USD	2,146,646	03/18	GSC	25,621
THB	31,927,844	USD	977,026	02/18	DUB	4,124
THB	2,700,000	USD	81,240	03/18	CIT	1,768
THB	37,038,017	USD	1,115,397	03/18	DUB	23,277
THB	30,096,329	USD	898,117	03/18	JPM	27,143
THB	710,000	USD	21,868	05/18	DUB	(21)
THB	8,939,000	USD	270,305	05/18	SCB	4,746
TRY	3,850,075	USD	991,163	01/18	GSC	19,087
TRY	2,070,000	USD	529,451	02/18	GSC	9,369
TRY	5,817,925	USD	1,460,986	03/18	GSC	42,813
TRY	1,775,000	USD	446,299	03/18	SCB	11,645
UGX	520,505,000	USD	139,172	01/18	CIT	3,367
UGX	754,340,000	USD	202,073	03/18	CIT	461
USD	9,665,939	AED	36,312,000	02/18	BNP	(218,970)
USD	47,438	AED	175,000	10/19	SCB	(19)
USD	23,790	AED	88,000	12/19	BNP	(64)
USD	392,514	BHD	151,000	09/19	SCB	(1,764)
USD	1,485,990	BHD	571,000	10/19	SCB	(4,410)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation (Depreciation)
USD	698,869	CLP	442,000,000	02/18	BNP	($19,285)
USD	135,038	CLP	86,050,000	02/18	SCB	(4,745)
USD	1,899,636	EUR	1,601,818	01/18	DUB	(25,596)
USD	655,891	EUR	553,000	01/18	JPM	(7,786)
USD	3,038,968	EUR	2,551,032	01/18	SCB	(24,314)
USD	6,694,828	EUR	5,677,043	02/18	GSC	(131,325)
USD	5,467,722	EUR	4,634,056	02/18	SCB	(106,061)
USD	864,570	EUR	725,000	03/18	DUB	(9,719)
USD	1,789,709	EUR	1,524,000	03/18	GSC	(46,310)
USD	6,549,162	EUR	5,484,400	03/18	JPM	(63,558)
USD	3,120,104	EUR	2,662,000	03/18	SCB	(85,341)
USD	1,507,510	EUR	1,267,252	04/18	JPM	(22,237)
USD	1,101,335	EUR	926,219	04/18	SCB	(17,178)
USD	1,936,719	EUR	1,622,586	05/18	JPM	(26,336)
USD	2,473,380	EUR	2,076,377	05/18	SCB	(39,839)
USD	71,110	EUR	61,937	06/18	BNP	(3,961)
USD	439,606	EUR	378,150	06/18	DUB	(18,734)
USD	501,888	EUR	423,375	06/18	SCB	(11,432)
USD	470,947	JPY	53,111,000	01/18	SCB	(717)
USD	396,086	JPY	44,998,000	02/18	GSC	(4,079)
USD	275,358	KRW	313,000,000	01/18	BNP	(17,102)
USD	346,563	KRW	392,500,000	01/18	GSC	(20,186)
USD	175,364	KRW	198,600,000	01/18	JPM	(10,206)
USD	1,280,990	KRW	1,469,615,500	01/18	SCB	(92,187)
USD	705,572	KRW	790,900,000	02/18	BNP	(33,672)
USD	76,505	KRW	83,000,000	02/18	GSC	(1,071)
USD	1,851,902	KRW	2,082,100,000	02/18	UBS	(94,119)
USD	339,516	NZD	490,000	02/18	GSC	(7,588)
USD	655,238	NZD	960,000	02/18	JPM	(24,803)
USD	6,164,763	NZD	8,988,281	02/18	SCB	(201,774)
USD	677,175	NZD	971,000	03/18	GSC	(10,323)
USD	958,030	NZD	1,382,000	03/18	SCB	(20,478)
USD	422,012	NZD	617,612	04/18	DUB	(15,161)
USD	2,154,776	OMR	891,000	01/19	BNP	(117,349)
USD	1,450,633	OMR	573,000	04/19	BNP	(4,560)
USD	5,280,204	OMR	2,146,000	08/19	BNP	(125,269)
USD	219,808	QAR	859,230	01/18	SCB	(13,690)
USD	196,206	QAR	724,000	12/18	BNP	(143)
USD	665,897	QAR	2,476,000	12/18	SCB	(5,669)
USD	187,868	QAR	693,000	01/19	BNP	(43)
USD	232,602	QAR	859,230	01/19	SCB	(384)
USD	455,242	SGD	616,853	03/18	GSC	(6,435)
USD	351,948	THB	11,627,844	02/18	DUB	(5,306)
USD	77,553	THB	2,700,000	03/18	CIT	(5,455)
USD	1,070,562	THB	37,038,017	03/18	DUB	(68,111)
USD	878,214	THB	30,096,329	03/18	JPM	(47,046)
USD	270,305	THB	8,939,000	05/18	SCB	(4,746)
USD	293,099	ZAR	4,015,000	01/18	GSC	(30,467)
USD	1,641,876	ZAR	22,638,000	02/18	GSC	(174,958)
USD	184,062	ZAR	2,543,000	03/18	GSC	(19,199)
USD	311,797	ZAR	4,353,000	05/18	BNP	(33,096)
USD	525,046	ZAR	7,379,000	06/18	SCB	(57,071)
USD	502,494	ZAR	7,052,000	06/18	UBS	(53,827)
UYU	1,302,000	USD	43,299	01/18	CIT	1,788
UYU	6,100,000	USD	203,777	01/18	HSB	7,226
UYU	8,117,684	USD	273,691	02/18	CIT	6,738
UYU	11,630,000	USD	392,932	02/18	HSB	9,043
UYU	4,735,000	USD	159,858	03/18	CIT	2,624
UYU	20,732,000	USD	694,010	04/18	CIT	11,883
UYU	6,040,000	USD	200,598	05/18	CIT	4,384
UYU	11,442,000	USD	379,000	06/18	CIT	6,501
UYU	6,140,000	USD	200,785	08/18	CIT	3,976
UYU	8,230,000	USD	267,555	09/18	CIT	5,206
UYU	8,270,000	USD	267,551	10/18	CIT	5,054
UYU	10,140,000	USD	326,360	11/18	CIT	5,909

Total Forward Foreign Currency Contracts						($1,130,571)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

(h)	Purchased options outstanding as of December 31, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 7.12	03/08/18	BNP	$800,000	$20,160	$122
Call - CNH versus USD	7.15	03/12/18	DUB	415,000	10,674	65
Call - CNH versus USD	7.45	11/09/18	CIT	3,600,000	13,752	4,228
Call - CNH versus USD	7.45	11/09/18	JPM	3,290,000	12,371	3,863
Call - CNH versus USD	7.40	11/12/18	DUB	4,390,000	17,911	5,850
Call - CNH versus USD	7.40	11/12/18	GSC	2,500,000	10,283	3,332
Call - EUR versus USD	$0.87	02/24/22	GSC	3,880,000	77,561	18,325
Call - EUR versus USD	0.88	02/28/22	BNP	3,856,000	72,878	20,217

					235,590	56,002

Put - SEK versus EUR	SEK 9.52	01/16/18	UBS	EUR 1,560,000	30,420	5
Put - SEK versus EUR	9.53	01/16/18	DUB	1,179,000	22,343	412

					52,763	417

Total Foreign Currency Options					$288,353	$56,419

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Notional Amount	Cost	Value
Call - FTSE 100	GBP 6,275.00	02/15/22	GSC	60	GBP 376,500	$84,158	$100,307

Total Purchased Options						$372,511	$156,726

(i)	Premiums received and value of written options outstanding as of December 31, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD	CNH 7.12	03/08/18	BNP	$800,000	$8,000	($122)
Call - CNH versus USD	7.15	03/12/18	DUB	415,000	4,272	(65)

Total Written Options					$12,272	($187)

(j)	Swap agreements outstanding as of December 31, 2017 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	Q	1.000%	03/20/18	CIT	0.114%	$1,200,000	($2,783)	$83,000	($85,783)
Thailand Government	Q	1.000%	03/20/18	CIT	0.084%	475,000	(1,133)	(2,363)	1,230
Croatia Government	Q	1.000%	03/20/18	HSB	0.114%	313,000	(726)	29,014	(29,740)
China Government	Q	1.000%	03/20/18	JPM	0.059%	1,100,000	(2,686)	(17,333)	14,647
Croatia Government	Q	1.000%	03/20/18	MSC	0.114%	2,262,000	(5,247)	194,313	(199,560)
Lebanon Government	Q	5.000%	03/20/18	JPM	3.865%	689,000	(2,891)	(29,026)	26,135
Croatia Government	Q	1.000%	06/20/18	CIT	0.115%	800,000	(3,650)	76,718	(80,368)
Croatia Government	Q	1.000%	06/20/18	MSC	0.115%	921,000	(4,202)	92,071	(96,273)
Lebanon Government	Q	5.000%	12/20/18	GSC	4.395%	663,000	(4,919)	(39,103)	34,184
Qatar Government	Q	1.000%	03/20/19	GSC	0.513%	490,000	(3,069)	(8,606)	5,537
Croatia Government	Q	1.000%	03/20/20	BNP	0.380%	330,000	(4,597)	23,005	(27,602)
Croatia Government	Q	1.000%	06/20/20	CIT	0.432%	143,000	(2,024)	10,929	(12,953)
Qatar Government	Q	1.000%	12/20/20	GSC	0.691%	1,120,000	(10,353)	21,581	(31,934)
Qatar Government	Q	1.000%	06/20/21	BNP	0.781%	710,000	(5,439)	3,456	(8,895)
Qatar Government	Q	1.000%	06/20/21	CIT	0.781%	937,457	(7,182)	5,720	(12,902)
Qatar Government	Q	1.000%	06/20/21	GSC	0.781%	1,241,000	(9,507)	5,274	(14,781)
Lebanon Government	Q	5.000%	06/20/21	GSC	4.986%	500,000	(1,043)	(3,949)	2,906
Qatar Government	Q	1.000%	12/20/22	GSC	1.009%	350,000	34	(3,911)	3,945
Qatar Government	Q	1.000%	12/20/23	GSC	1.174%	300,000	2,757	284	2,473
Qatar Government	Q	1.000%	09/20/24	GSC	1.265%	290,000	4,561	(622)	5,183
South Africa Government	Q	1.000%	12/20/25	BNP	2.235%	4,107,000	343,323	748,574	(405,251)

							279,224	1,189,026	(909,802)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Implied Credit Spread at 12/31/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	Q	1.000%	06/20/21	ICE	1.077%	$3,790,000	$6,502	$279,572	($273,070)
Chile Government	Q	1.000%	12/20/22	ICE	0.490%	2,500,000	(59,980)	(52,046)	(7,934)
Colombia Government	Q	1.000%	12/20/22	ICE	1.048%	1,820,000	4,341	23,588	(19,247)
Malaysia Government	Q	1.000%	12/20/22	ICE	0.584%	6,837,000	(130,681)	(95,997)	(34,684)
Mexican Government	Q	1.000%	12/20/22	ICE	1.067%	5,300,000	15,165	36,436	(21,271)
Qatar Government	Q	1.000%	12/20/22	ICE	1.009%	2,040,000	1,846	(150)	1,996
Russia Government	Q	1.000%	12/20/22	ICE	1.179%	5,212,000	44,140	120,951	(76,811)
Colombia Government	Q	1.000%	12/20/27	ICE	1.926%	2,300,000	175,757	253,348	(77,591)

							57,090	565,702	(508,612)

Total Credit Default Swaps on Sovereign Issues – Buy Protection							$336,314	$1,754,728	($1,418,414)

Credit Default Swaps on Sovereign Issues – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	Q	1.000%	06/20/20	BNP	0.864%	$2,488,000	$9,008	($125,661)	$134,669
Turkey Government	Q	1.000%	09/20/20	BNP	0.926%	900,000	2,071	(68,295)	70,366
Turkey Government	Q	1.000%	12/20/26	BNP	2.442%	2,680,881	(284,815)	(455,547)	170,732
Turkey Government	Q	1.000%	12/20/26	GSC	2.442%	547,119	(58,126)	(93,525)	35,399
Turkey Government	Q	1.000%	12/20/27	GSC	2.548%	327,000	(40,174)	(48,358)	8,184

							($372,036)	($791,386)	$419,350

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 28 5Y	Q	1.000%	12/20/22	ICE	$220,000	$2,423	$9,702	($7,279)
iTraxx FINSR 28 5Y	Q	1.000%	12/20/22	ICE	EUR 4,210,000	(112,238)	(85,037)	(27,201)

						($109,815)	($75,335)	($34,480)

Total Credit Default Swaps						($145,537)	$888,007	($1,033,544)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Cross Currency Swaps – Pay Floating Rate

Notional Amount on Floating Rate (Currency Delivered)	Notional Amount on Fixed Rate (Currency Received)	Payment Frequency	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CLP 708,032,935	CLF 26,554	S	6-Month Sinacofi CLP	GSC	0.885%	10/04/22	($7,278)	$—	($7,278)
708,079,936	26,554	S	6-Month Sinacofi CLP	GSC	0.900%	10/05/22	(6,400)	—	(6,400)
354,063,601	13,277	S	6-Month Sinacofi CLP	GSC	0.900%	10/06/22	(2,818)	—	(2,818)
708,312,814	26,554	S	6-Month Sinacofi CLP	GSC	0.920%	10/11/22	(4,340)	—	(4,340)
308,611,661	11,583	S	6-Month Sinacofi CLP	GSC	0.910%	10/26/22	(1,949)	—	(1,949)
123,407,460	4,633	S	6-Month Sinacofi CLP	GSC	0.950%	10/28/22	(352)	—	(352)
632,668,690	23,649	S	6-Month Sinacofi CLP	GSC	0.960%	12/04/22	(431)	—	(431)
129,133,095	4,826	S	6-Month Sinacofi CLP	GSC	0.950%	12/05/22	(184)	—	(184)

							($23,752)	$—	($23,752)

Cross Currency Swaps – Receive Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Payment Frequency	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KRW 947,300,000	$835,509	S	6-Month USD-LIBOR	BNP	1.095%	03/02/20	($41,635)	$—	($41,635)
722,900,000	624,536	S	6-Month USD-LIBOR	BNP	1.190%	03/08/20	(46,753)	—	(46,753)
933,500,000	838,197	S	6-Month USD-LIBOR	BNP	1.230%	03/31/20	(28,770)	—	(28,770)
549,700,000	484,368	S	6-Month USD-LIBOR	BNP	1.180%	04/20/20	(25,472)	—	(25,472)

							($142,630)	$—	($142,630)

Total Cross Currency Swaps							($166,382)	$—	($166,382)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day INR-MIBOR	S/S	GSC	6.100%	06/15/22	INR 122,600,000	($37,694)	$—	($37,694)
1-Day INR-MIBOR	S/S	GSC	6.120%	06/19/22	68,900,000	(20,431)	—	(20,431)
1-Day INR-MIBOR	S/S	SCB	6.130%	06/19/22	53,900,000	(15,657)	—	(15,657)
1-Day INR-MIBOR	S/S	JPM	6.160%	06/21/22	18,173,000	(4,959)	—	(4,959)
1-Day INR-MIBOR	A/A	BNP	6.100%	06/23/22	32,783,000	(10,137)	—	(10,137)
1-Day INR-MIBOR	S/S	CIT	6.120%	06/29/22	79,900,000	(23,887)	—	(23,887)
1-Day INR-MIBOR	S/S	CIT	6.135%	06/29/22	39,400,000	(11,423)	—	(11,423)
1-Day INR-MIBOR	S/S	GSC	6.155%	06/29/22	147,700,000	(41,040)	—	(41,040)
1-Day INR-MIBOR	S/S	CIT	6.180%	06/30/22	67,500,000	(17,758)	—	(17,758)
1-Day INR-MIBOR	S/S	JPM	6.215%	07/06/22	17,800,000	(4,235)	—	(4,235)
1-Day INR-MIBOR	S/S	GSC	6.230%	07/07/22	28,420,000	(6,478)	—	(6,478)
1-Day INR-MIBOR	S/S	MSC	6.220%	07/11/22	102,680,000	(24,200)	—	(24,200)
1-Day INR-MIBOR	S/S	DUB	6.685%	12/22/22	38,000,000	931	—	931
1-Day INR-MIBOR	S/S	SCB	6.675%	12/26/22	45,200,000	757	—	757
1-Day INR-MIBOR	S/S	JPM	6.685%	12/27/22	53,000,000	1,219	—	1,219
1-Day INR-MIBOR	S/S	DUB	6.700%	12/27/22	52,700,000	1,734	—	1,734
3-Month NZD Bank Bills	S/Q	JPM	4.060%	06/04/23	NZD 810,000	39,333	—	39,333

						(173,925)	—	(173,925)

		Exchange

28-Day MXN-TIIE	L/L	CME	6.827%	06/28/19	MXN 129,000,000	(115,397)	—	(115,397)
28-Day MXN-TIIE	L/L	CME	6.826%	07/01/19	127,610,000	(115,031)	—	(115,031)
28-Day MXN-TIIE	L/L	CME	7.005%	08/19/19	29,260,000	(24,161)	—	(24,161)
28-Day MXN-TIIE	L/L	CME	7.035%	08/19/19	29,260,000	(23,470)	—	(23,470)
28-Day MXN-TIIE	L/L	CME	6.998%	08/21/19	29,570,000	(24,629)	—	(24,629)
28-Day MXN-TIIE	L/L	CME	7.005%	08/22/19	24,770,000	(20,530)	—	(20,530)
28-Day MXN-TIIE	L/L	CME	7.030%	08/23/19	69,140,000	(56,007)	—	(56,007)
28-Day MXN-TIIE	L/L	CME	7.250%	10/21/19	8,640,000	(5,930)	—	(5,930)
28-Day MXN-TIIE	L/L	CME	7.300%	10/22/19	8,618,000	(5,529)	—	(5,529)
28-Day MXN-TIIE	L/L	CME	7.310%	10/22/19	17,280,000	(11,143)	—	(11,143)
28-Day MXN-TIIE	L/L	CME	7.370%	10/22/19	17,192,000	(10,231)	—	(10,231)
28-Day MXN-TIIE	L/L	CME	7.338%	10/24/19	45,190,000	(27,491)	—	(27,491)
28-Day MXN-TIIE	L/L	CME	7.700%	12/12/19	72,000,000	(21,444)	—	(21,444)
28-Day MXN-TIIE	L/L	CME	7.715%	12/13/19	70,800,000	(20,095)	—	(20,095)
28-Day MXN-TIIE	L/L	CME	7.915%	12/16/19	84,090,000	(8,406)	—	(8,406)
3-Month USD-LIBOR	S/Q	LCH	1.744%	07/31/20	$1,800,000	(17,530)	—	(17,530)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	A/Q	LCH	1.750%	07/31/20	$535,000	($5,255)	$—	($5,255)
3-Month USD-LIBOR	S/Q	LCH	1.560%	08/22/20	713,000	(10,527)	—	(10,527)
3-Month USD-LIBOR	S/Q	LCH	1.545%	09/23/20	80,000	(1,291)	—	(1,291)
3-Month USD-LIBOR	S/Q	LCH	1.424%	10/28/20	680,000	(13,581)	—	(13,581)
3-Month USD-LIBOR	S/Q	LCH	1.426%	10/28/20	680,000	(13,535)	—	(13,535)
3-Month USD-LIBOR	S/Q	LCH	1.540%	11/05/20	706,000	(11,966)	—	(11,966)
3-Month USD-LIBOR	S/Q	LCH	1.555%	11/09/20	683,000	(11,333)	—	(11,333)
3-Month USD-LIBOR	S/Q	LCH	1.114%	02/23/21	441,000	(14,247)	—	(14,247)
3-Month USD-LIBOR	S/Q	LCH	1.199%	09/01/21	1,503,000	(52,865)	—	(52,865)
3-Month USD-LIBOR	S/Q	LCH	1.212%	09/02/21	1,283,000	(44,576)	—	(44,576)
6-Month PLN-WIBOR	A/S	LCH	2.410%	12/13/21	PLN 1,172,000	678	—	678
3-Month USD-LIBOR	S/Q	LCH	1.963%	01/06/22	$740,000	(6,789)	—	(6,789)
6-Month PLN-WIBOR	A/S	LCH	2.460%	01/12/22	PLN 2,113,000	2,119	—	2,119
6-Month PLN-WIBOR	A/S	LCH	2.435%	01/13/22	2,185,000	1,586	—	1,586
3-Month USD-LIBOR	S/Q	LCH	1.606%	05/10/26	$1,913,000	(108,715)	—	(108,715)
3-Month USD-LIBOR	S/Q	LCH	1.686%	06/03/26	480,000	(24,560)	—	(24,560)
3-Month NZD Bank Bills	S/Q	LCH	2.485%	07/25/26	NZD 1,000,000	(29,457)	—	(29,457)
6-Month PLN-WIBOR	A/S	LCH	2.226%	07/28/26	PLN 1,850,000	(24,662)	—	(24,662)
6-Month PLN-WIBOR	A/S	LCH	2.220%	08/01/26	1,334,000	(18,017)	—	(18,017)
6-Month PLN-WIBOR	A/S	LCH	2.280%	09/21/26	483,000	(6,082)	—	(6,082)
6-Month PLN-WIBOR	A/S	LCH	2.300%	09/21/26	1,787,000	(21,708)	—	(21,708)
6-Month PLN-WIBOR	A/S	LCH	2.490%	10/13/26	510,000	(4,123)	—	(4,123)
6-Month PLN-WIBOR	A/S	LCH	2.460%	10/19/26	779,000	(6,852)	—	(6,852)
6-Month PLN-WIBOR	A/S	LCH	2.470%	10/19/26	519,000	(4,449)	—	(4,449)
6-Month PLN-WIBOR	A/S	LCH	2.430%	10/20/26	570,000	(5,401)	—	(5,401)
6-Month PLN-WIBOR	A/S	LCH	2.443%	10/20/26	778,000	(7,146)	—	(7,146)
6-Month PLN-WIBOR	A/S	LCH	2.470%	10/28/26	514,000	(4,439)	—	(4,439)
6-Month PLN-WIBOR	A/S	LCH	2.560%	11/02/26	514,000	(3,421)	—	(3,421)
6-Month PLN-WIBOR	A/S	LCH	2.540%	11/07/26	514,000	(3,675)	—	(3,675)
6-Month PLN-WIBOR	A/S	LCH	2.500%	11/08/26	514,000	(4,136)	—	(4,136)
6-Month PLN-WIBOR	A/S	LCH	2.516%	11/10/26	1,419,000	(10,911)	—	(10,911)
6-Month PLN-WIBOR	A/S	LCH	3.000%	02/08/27	1,524,000	4,298	—	4,298
6-Month AUD Bank Bills	S/S	LCH	2.660%	06/15/27	AUD 5,730,000	(41,514)	—	(41,514)
Eurostat Eurozone HICP	Z/Z	LCH	1.772%	08/15/42	EUR 379,000	(19,038)	—	(19,038)
Eurostat Eurozone HICP	Z/Z	LCH	1.775%	08/15/42	381,000	(18,769)	—	(18,769)
Eurostat Eurozone HICP	Z/Z	LCH	1.793%	08/15/42	371,000	(16,173)	—	(16,173)
Eurostat Eurozone HICP	Z/Z	LCH	1.847%	10/15/42	374,000	(10,421)	—	(10,421)
Eurostat Eurozone HICP	Z/Z	LCH	1.895%	08/04/47	100,000	(3,161)	—	(3,161)
Eurostat Eurozone HICP	Z/Z	LCH	1.885%	08/07/47	6,000	(214)	—	(214)

						(1,081,352)	—	(1,081,352)

Total Interest Rate Swaps – Pay Floating Rate						($1,255,277)	$—	($1,255,277)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7-Day CNY Fixing Repo	Q/Q	DUB	3.725%	12/01/19	CNY 12,185,000	$1,562	$—	$1,562
7-Day CNY Fixing Repo	Q/Q	DUB	3.730%	12/01/19	17,000,000	1,939	—	1,939
7-Day CNY Fixing Repo	Q/Q	SCB	3.730%	12/01/19	9,000,000	1,026	—	1,026
7-Day CNY Fixing Repo	Q/Q	GSC	3.715%	12/04/19	7,215,000	1,348	—	1,348
7-Day CNY Fixing Repo	Q/Q	MSC	3.730%	12/04/19	15,000,000	2,163	—	2,163
7-Day CNY Fixing Repo	Q/Q	BNP	3.770%	12/18/19	10,000,000	364	—	364
7-Day CNY Fixing Repo	Q/Q	SCB	3.783%	12/18/19	15,000,000	1	—	1
7-Day CNY Fixing Repo	Q/Q	JPM	3.815%	12/22/19	5,860,000	(628)	—	(628)
3-Month SAR-SAIBOR	A/Q	GSC	2.160%	08/03/20	SAR 3,990,000	9,581	—	9,581
3-Month SAR-SAIBOR	A/Q	GSC	2.350%	08/12/20	5,188,000	5,268	—	5,268
3-Month SAR-SAIBOR	A/Q	GSC	3.410%	08/22/20	4,051,000	(28,934)	—	(28,934)
3-Month SAR-SAIBOR	A/Q	GSC	2.645%	02/23/21	2,118,000	(7,685)	—	(7,685)
3-Month SAR-SAIBOR	A/Q	DUB	2.760%	03/07/21	4,235,000	(19,940)	—	(19,940)
3-Month AED-EIBOR	A/Q	GSC	2.500%	06/13/21	AED 360,000	(461)	—	(461)
3-Month AED-EIBOR	A/Q	GSC	2.505%	06/15/21	360,000	(471)	—	(471)
3-Month AED-EIBOR	A/Q	GSC	2.520%	06/21/21	359,000	(501)	—	(501)
3-Month ILS-TELBOR	A/Q	GSC	0.728%	09/01/21	ILS 5,597,000	(17,632)	—	(17,632)
3-Month ILS-TELBOR	A/Q	GSC	0.735%	09/02/21	4,900,000	(15,816)	—	(15,816)
6-Month Sinacofi CLP	S/S	GSC	3.560%	10/04/22	CLP 758,690,000	(2,597)	—	(2,597)
6-Month Sinacofi CLP	S/S	GSC	3.570%	10/05/22	737,010,000	(3,018)	—	(3,018)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Counterparty	Fixed Rate		Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month Sinacofi CLP	S/S	GSC	3.570%		10/06/22	CLP 368,510,000	($1,477)	$—	($1,477)
6-Month Sinacofi CLP	S/S	GSC	3.590%		10/10/22	737,010,000	(3,819)	—	(3,819)
6-Month Sinacofi CLP	S/S	GSC	3.500%		10/26/22	337,840,000	1,005	—	1,005
6-Month Sinacofi CLP	S/S	GSC	3.540%		10/30/22	130,308,000	39	—	39
6-Month Sinacofi CLP	S/S	GSC	3.570%		12/04/22	656,370,000	641	—	641
6-Month Sinacofi CLP	S/S	GSC	3.560%		12/05/22	135,130,000	245	—	245
3-Month SAR-SAIBOR	A/Q	GSC	3.380%		05/10/26	SAR 8,945,000	(5,255)	—	(5,255)
3-Month SAR-SAIBOR	A/Q	GSC	3.710%		06/06/26	1,540,000	(10,890)	—	(10,890)
3-Month KRW-KWCDC	Q/Q	BNP	1.830%		01/17/27	KRW 259,760,000	6,777	—	6,777
3-Month KRW-KWCDC	Q/Q	BNP	1.920%		02/07/27	494,000,000	9,581	—	9,581
3-Month KRW-KWCDC	Q/Q	BNP	1.785%		01/17/37	349,000,000	23,089	—	23,089
3-Month KRW-KWCDC	Q/Q	BNP	1.845%		02/07/37	269,000,000	15,508	—	15,508
3-Month KRW-KWCDC	Q/Q	CIT	2.030%		07/12/37	104,800,000	3,221	—	3,221
3-Month KRW-KWCDC	Q/Q	GSC	2.030%		07/12/37	136,100,000	4,183	—	4,183
3-Month KRW-KWCDC	Q/Q	BNP	2.033%		07/12/37	129,600,000	3,925	—	3,925

							(27,658)	—	(27,658)

		Exchange
3-Month NZD Bank Bills	S/Q	LCH	2.172%		11/08/19	NZD 6,900,000	1,255	—	1,255
3-Month NZD Bank Bills	S/Q	LCH	2.175%		11/08/19	1,700,000	244	—	244
3-Month NZD Bank Bills	S/Q	LCH	2.203%		11/09/19	3,400,000	(626)	—	(626)
3-Month NZD Bank Bills	S/Q	LCH	2.194%		11/10/19	6,600,000	(439)	—	(439)
3-Month NZD Bank Bills	S/Q	LCH	2.200%		11/10/19	6,800,000	(997)	—	(997)
1-Day EUR-EONIA	Z/Z	LCH	(0.223%	)	12/21/19	EUR 24,192,000	11,092	—	11,092
1-Day EUR-EONIA	Z/Z	LCH	(0.211%	)	12/24/19	12,120,000	3,957	—	3,957
1-Day EUR-EONIA	Z/Z	LCH	(0.198%	)	12/24/19	12,114,000	2,103	—	2,103
1-Day EUR-EONIA	Z/Z	LCH	(0.193%	)	12/26/19	23,574,000	3,221	—	3,221
6-Month HUF-BUBOR	A/S	LCH	1.265%		12/13/21	HUF 80,325,000	(8,852)	—	(8,852)
6-Month HUF-BUBOR	A/S	LCH	1.460%		01/12/22	141,670,000	(19,799)	—	(19,799)
6-Month HUF-BUBOR	A/S	LCH	1.435%		01/13/22	130,330,000	(17,706)	—	(17,706)
3-Month USD-LIBOR	S/Q	LCH	1.841%		09/15/22	$753,000	13,061	—	13,061
6-Month EUR-LIBOR	A/S	LCH	0.250%		09/20/22	EUR 4,419,394	7,680	21,997	(14,317)
6-Month HUF-BUBOR	A/S	LCH	1.923%		07/28/26	HUF 131,000,000	(19,065)	—	(19,065)
6-Month HUF-BUBOR	A/S	LCH	1.940%		08/01/26	92,200,000	(13,844)	—	(13,844)
6-Month HUF-BUBOR	A/S	LCH	1.888%		09/21/26	89,324,000	(11,342)	—	(11,342)
6-Month HUF-BUBOR	A/S	LCH	1.930%		09/21/26	36,212,000	(5,087)	—	(5,087)
6-Month HUF-BUBOR	A/S	LCH	1.935%		09/21/26	35,307,000	(5,017)	—	(5,017)
6-Month HUF-BUBOR	A/S	LCH	2.140%		10/13/26	35,971,000	(7,423)	—	(7,423)
6-Month HUF-BUBOR	A/S	LCH	2.090%		10/19/26	91,497,000	(17,334)	—	(17,334)
6-Month HUF-BUBOR	A/S	LCH	2.040%		10/20/26	94,781,000	(16,409)	—	(16,409)
6-Month HUF-BUBOR	A/S	LCH	2.075%		10/28/26	35,850,000	(6,580)	—	(6,580)
6-Month HUF-BUBOR	A/S	LCH	2.180%		11/03/26	35,967,000	(7,803)	—	(7,803)
6-Month HUF-BUBOR	A/S	LCH	2.150%		11/07/26	35,266,000	(7,282)	—	(7,282)
6-Month HUF-BUBOR	A/S	LCH	2.120%		11/08/26	35,033,000	(6,892)	—	(6,892)
6-Month HUF-BUBOR	A/S	LCH	2.145%		11/10/26	96,456,000	(19,737)	—	(19,737)
6-Month HUF-BUBOR	A/S	LCH	2.665%		02/08/27	130,500,000	(47,901)	—	(47,901)
3-Month NZD Bank Bills	S/Q	LCH	3.400%		04/28/27	NZD 900,000	(16,276)	—	(16,276)
3-Month NZD Bank Bills	S/Q	LCH	3.395%		05/08/27	705,000	(12,470)	—	(12,470)
3-Month NZD Bank Bills	S/Q	LCH	3.405%		05/08/27	705,000	(12,879)	—	(12,879)
3-Month NZD Bank Bills	S/Q	LCH	3.490%		05/11/27	1,435,000	(33,298)	—	(33,298)
3-Month NZD Bank Bills	S/Q	LCH	3.313%		05/18/27	609,000	(7,830)	—	(7,830)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.965%		06/23/27	$2,800,000	70,395	—	70,395
3-Month NZD Bank Bills	S/Q	LCH	3.169%		06/26/27	NZD 2,720,000	(11,343)	—	(11,343)
3-Month USD-LIBOR	S/Q	LCH	2.111%		09/05/27	$530,000	12,712	—	12,712
3-Month USD-LIBOR	S/Q	LCH	2.023%		09/11/27	584,000	18,626	—	18,626
3-Month USD-LIBOR	S/Q	LCH	2.175%		09/19/27	2,007,000	37,573	—	37,573
6-Month EUR-LIBOR	A/S	LCH	1.000%		09/20/27	EUR 1,180,000	(12,391)	—	(12,391)
28-Day MXN-TIIE	L/L	CME	7.670%		12/02/27	MXN 17,900,000	19,619	—	19,619
28-Day MXN-TIIE	L/L	CME	7.670%		12/03/27	18,000,000	19,738	—	19,738
28-Day MXN-TIIE	L/L	CME	7.799%		12/06/27	23,190,000	14,862	—	14,862
Eurostat Eurozone HICP	Z/Z	LCH	1.569%		08/15/32	EUR 379,000	11,021	—	11,021
Eurostat Eurozone HICP	Z/Z	LCH	1.585%		08/15/32	381,000	9,931	—	9,931
Eurostat Eurozone HICP	Z/Z	LCH	1.601%		08/15/32	371,000	8,549	—	8,549
Eurostat Eurozone HICP	Z/Z	LCH	1.638%		10/15/32	374,000	(199)	—	(199)
6-Month JPY-LIBOR	S/S	LCH	0.609%		12/19/46	JPY 25,510,000	20,866	—	20,866
6-Month JPY-LIBOR	S/S	LCH	0.618%		12/19/46	43,490,000	34,678	—	34,678
6-Month JPY-LIBOR	S/S	LCH	0.783%		12/19/46	47,720,000	19,073	—	19,073
6-Month JPY-LIBOR	S/S	LCH	0.813%		12/19/46	45,572,000	14,919	—	14,919

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	S/S	LCH	0.853%	06/19/47	JPY 14,700,000	$3,675	$—	$3,675
6-Month JPY-LIBOR	S/S	LCH	0.856%	06/19/47	14,700,000	3,567	—	3,567
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.160%	08/04/47	$135,000	4,417	—	4,417
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.148%	08/07/47	80,000	2,905	—	2,905
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.133%	08/22/47	170,000	6,999	—	6,999
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.146%	08/25/47	169,000	6,303	—	6,303
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.149%	09/01/47	168,000	6,145	—	6,145
6-Month JPY-LIBOR	S/S	LCH	0.888%	09/18/47	JPY 47,000,000	8,156	—	8,156
6-Month JPY-LIBOR	S/S	LCH	0.892%	09/18/47	51,000,000	8,352	—	8,352
6-Month JPY-LIBOR	S/S	LCH	0.924%	09/18/47	46,000,000	3,958	—	3,958
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.220%	10/05/47	$147,000	2,539	—	2,539
6-Month JPY-LIBOR	S/S	LCH	0.946%	12/18/47	JPY 187,030,000	7,388	—	7,388
6-Month JPY-LIBOR	S/S	LCH	0.949%	12/18/47	22,000,000	700	—	700
6-Month JPY-LIBOR	S/S	LCH	0.953%	12/18/47	39,000,000	903	—	903
6-Month JPY-LIBOR	S/S	LCH	0.958%	12/18/47	43,850,000	471	—	471

						74,832	21,997	52,835

Total Interest Rate Swaps – Receive Floating Rate						$47,174	$21,997	$25,177

Total Interest Rate Swaps						($1,208,103)	$21,997	($1,230,100)

Total Return Swaps

Receive Total Return	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Egyptian Treasury Bills Ω	3-Month USD-LIBOR	Z	GSC	01/23/18	EGP 3,075,000	$55,155	$39,375	$15,780

Total Swap Agreements						($1,464,867)	$949,379	($2,414,246)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2017:

		Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Cyprus	$383,396	$383,396	$—	$—
	Iceland	2,586,921	2,405,760	181,161	—
	Japan	963,124	—	963,124	—
	Singapore	417,699	—	417,699	—
	South Korea	1,333,050	274,755	1,058,295	—
	Vietnam	848,513	426,492	422,021	—

	Total Common Stocks	6,532,703	3,490,403	3,042,300	—

	Corporate Bond & Notes	1,464,986	—	1,464,986	—
	Senior Loan Notes	3,292,893	—	114,000	3,178,893
	Mortgage-Backed Securities	228,640	—	228,640	—
	Foreign Government Bonds & Notes	47,295,220	—	47,295,220	—
	Short-Term Investments	20,304,123	11,071,029	9,233,094	—
	Derivatives:
	Credit Contracts
	Swaps	611,928	—	611,928	—
	Equity Contracts
	Purchased Options	100,307	—	100,307	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,294,886	—	1,294,886	—
	Purchased Options	56,419	—	56,419	—

	Total Foreign Currency Contracts	1,351,305	—	1,351,305	—

	Interest Rate Contracts
	Futures	63	63	—	—
	Swaps	620,929	—	620,929	—

	Total Interest Rate Contracts	620,992	63	620,929	—

	Total Assets - Derivatives	2,684,532	63	2,684,469	—

	Total Assets	81,803,097	14,561,495	64,062,709	3,178,893

Liabilities	Reverse Repurchase Agreement	(627,783)		(627,783)
	Derivatives:
	Credit Contracts
	Swaps	(757,465)	—	(757,465)	—
	Equity Contracts
	Futures	(4,449)	(4,449)	—	—
	Foreign Currency Contracts
	Forward Volatility Agreements	(31,648)	—	(31,648)	—
	Forward Foreign Currency Contracts	(2,425,457)	—	(2,425,457)	—
	Written Options	(187)	—	(187)	—
	Swaps	(166,382)	—	(166,382)	—

	Total Foreign Currency Contracts	(2,623,674)	—	(2,623,674)	—

	Interest Rate Contracts
	Swaps	(1,773,877)	—	(1,773,877)	—

	Total Liabilities - Derivatives	(5,159,465)	(4,449)	(5,155,016)	—

	Total Liabilities	(5,787,248)	(4,449)	(5,782,799)	—

	Total	$76,015,849	$14,557,046	$58,279,910	$3,178,893

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the nine-month period ended as of December 31, 2017:

	Senior Loan Notes	Short-Term Investment	Forward Foreign Currency Contracts	Total
Value, Beginning of Year	$687,242	$215,290	$660	$903,192
Purchases	3,123,128	—	—	3,123,128
Sales (Includes Paydowns)	(699,905)	(220,000)	(3,634)	(923,539)
Accrued Discounts (Premiums)	7,193	4,710	—	11,903
Net Realized Gains (Losses)	6,479	—	3,634	10,113
Change in Net Unrealized Appreciation (Depreciation)	54,756	—	(660)	54,096
Transfers In	—	—	—	—
Transfers Out	—	—	—	—

Value, End of Period	$3,178,893	$—	$—	$3,178,893

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$69,199	$—	$—	$69,199

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Additional information about Level 3 fair value measurements as of December 31, 2017 was as follows:

	Value at 12/31/17	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Senior Loan Notes	$3,178,893	Demand Yield Model	Comparable spread to U.S. Treasury Bonds	544.8 - 1,740.6 bps	1,081.6 bps

A significant increase in the discount in the spread to U.S. Treasuries could result in a decrease to the fair value measurement. Conversely, significant movements in the opposite direction of this unobservable input could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan based on the performance of comparable credit quality senior loans of other companies. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 146 and 147

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

December 31, 2017 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of December 31, 2017. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of December 31, 2017.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis.
~

Securities are not registered under the Securities Act of 1933

(1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, futures contracts, forward volatility agreements, forward foreign currency contracts, option contracts and/or swap agreements as of December 31, 2017.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedules of Investments).
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 2D in Supplemental Notes to Schedules of Investments).

Counterparty & Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BHD	Bahraini Dinar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLF	Chilean Unidad de Fomento
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lankan Rupee
MAD	Moroccan Dirham
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Riyal
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Uganda Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
AUD-BBSW	Australian Bank Bill Short-Term Rate
CAD-USD Discount Rate	Canadian Dollar - United States Dollar Discount Rate
CDX EM	Credit Derivatives Index - Emerging Markets
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
CMBX	Commercial Mortgage-Backed Swaps
DKK-CIBOR	Copenhagen Interbank Offered Rate
EUR-EONIA	Euro Effective Overnight Index Average
GBP-LIBOR	British Pound London Interbank Offered Rate
HKD-HIBOR	Hong Kong Interbank Offered Rate
iTraxx FINSNR	International Index - Europe Senior Financing
iTraxx Main	International Index - Europe Main
JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
NOK-NIBOR	Norway Interbank Offered Rate
SEK-STIBOR	Stockholm Interbank Offered Rate
SGD-SIBOR	Singapore Interbank Offered Rate
USD Federal Funds	United States Dollar Federal Funds Overnight Rate
USD-LIBOR	United States Dollar London Interbank Offered Rate

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

December 31, 2017 (Unaudited)

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:
ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
EUR LIBOR	Euro London Interbank Offered Rate
EUR Swap	Euro Swap Rate
GBP LIBOR	British Pound London Interbank Offered Rate
LIBOR	United States Dollar London Interbank Offered Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate
UST	United States Treasury Rate
USD Swap	United States Dollar Swap Rate

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
‘NY’	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedules of Investments under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2017 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of December 31, 2017, the Trust was comprised of forty separate funds, as presented in the Schedules of Investments (each individually a “Fund”, and collectively the “Funds”):

Fund
Pacific FundsSM Portfolio Optimization Conservative (1)
Pacific FundsSM Portfolio Optimization Moderate-Conservative (1)
Pacific FundsSM Portfolio Optimization Moderate (1)
Pacific FundsSM Portfolio Optimization Growth (1)
Pacific FundsSM Portfolio Optimization Aggressive-Growth (1)
Pacific FundsSM Diversified Alternatives
Pacific FundsSM Short Duration Income (2)
Pacific FundsSM Core Income (2)
Pacific FundsSM Strategic Income (2)
Pacific FundsSM Floating Rate Income (2)
Pacific FundsSM Limited Duration High Income (2)
Pacific FundsSM High Income (2)
Pacific FundsSM Large-Cap (3)
Pacific FundsSM Large-Cap Value (3)
Pacific FundsSM Small/Mid-Cap (3)
Pacific FundsSM Small-Cap (3)
Pacific FundsSM Small-Cap Value (3)
Pacific FundsSM Small-Cap Growth (3)
PF Inflation Managed Fund (4)
PF Managed Bond Fund (4)

Fund
PF Short Duration Bond Fund (4)
PF Emerging Markets Debt Fund (4)
PF Comstock Fund (4)
PF Developing Growth Fund (4)
PF Growth Fund (4)
PF Large-Cap Growth Fund (4)
PF Large-Cap Value Fund (4)
PF Main Street® Core Fund (4)
PF Mid-Cap Equity Fund (4)
PF Mid-Cap Growth Fund (4)
PF Mid-Cap Value Fund (4)
PF Small-Cap Value Fund (4)
PF Emerging Markets Fund (4)
PF International Large-Cap Fund (4)
PF International Small-Cap Fund (4)
PF International Value Fund (4)
PF Real Estate Fund (4)
PF Currency Strategies Fund (4)
PF Equity Long/Short Fund (4)
PF Global Absolute Return Fund (4)

(1)	These Funds are collectively known as the “Portfolio Optimization Funds”.
(2)	These Funds are collectively known as the “PF Fixed Income Funds”.
(3)	These Funds are collectively known as the “PF U.S. Equity Funds”.
(4)	These Funds are collectively known as the “PF Underlying Funds”.

Main Street is a registered trademark of OppenheimerFunds, Inc.

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund is divided into shares and share classes. The price per share of each class of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2017 (Unaudited)

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, option contracts, and swap agreements for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Portfolio Optimization Funds

The investments of each Portfolio Optimization Fund consist of Class P shares of the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth, which are valued at their respective NAVs.

Pacific Funds Diversified Alternatives

The investments of Pacific Funds Diversified Alternatives consist of Class P shares of the applicable PF Underlying Funds and Pacific Funds Floating Rate Income, which are valued at their respective NAVs.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of

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business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 2C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of December 31, 2017, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to exchange listed option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps - Interest rate swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps - Credit default swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Total Return Swaps - Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps - The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps - Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds. Allocations among the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth (See Note 5).

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Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold

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publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of December 31, 2017, no participation interest in Senior Loans was held by any Funds.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of December 31, 2017, Pacific Funds Strategic Income and Pacific Funds Floating Rate Income had unfunded loan commitments of $1,492,500 and $5,608,411, respectively (see details in the Notes to Schedules of Investments).

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by the Government of Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

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Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

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Sale-Buybacks Financing Transactions - Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales - Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk - A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a

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lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk - Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk - Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below. The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same derivative risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds.

Futures Contracts - A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts - An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or

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inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

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Credit Default Swaps - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

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A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2017 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps - A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

Total Return Basket Swaps - A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These financing fees are based on defined market rates or a specified benchmark rate, plus or minus a specified spread. Positions within the swap are reset periodically, and financing fees are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions. Total return basket swaps outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

Volatility Swaps - Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset. None of the Funds held volatility swaps as of December 31, 2017.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements - Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2017 (Unaudited)

receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. INVESTMENT WITH AFFILIATED FUNDS

As of December 31, 2017, each of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth. A summary of holdings and transactions with affiliated mutual fund investments as of and for the nine-month period ended December 31, 2017 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2017	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2017
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$26,197,345	$523,441	$538,026	$3,085,302	($41,693)	$456,771	$24,588,588	2,293,712
Pacific Funds Floating Rate Income	10,732,721	341,685	345,385	1,227,650	(6,645)	(43,398)	10,142,098	1,003,175
Pacific Funds High Income	3,329,211	69,555	141,505	418,619	11,958	26,923	3,160,533	306,253
PF Inflation Managed	3,024,870	93,314	36,413	384,075	6,195	6,981	2,783,698	310,681
PF Managed Bond	145,401,365	2,598,386	5,172,494	18,585,197	349,903	571,312	135,508,263	12,676,171
PF Short Duration Bond	44,247,111	1,403,533	638,068	5,042,853	(11,091)	(257,805)	40,976,963	4,177,060
PF Emerging Markets Debt	5,390,649	111,760	420,005	809,994	55,835	(96,407)	5,071,848	547,716
PF Comstock	8,792,188	214,621	90,372	1,308,716	666,468	511,967	8,966,900	561,836
PF Growth	2,330,880	37,970	4,358	427,189	148,320	275,868	2,370,207	98,349
PF Large-Cap Growth	1,494,341	24,717	—	274,620	385,554	(84,315)	1,545,677	154,259
PF Large-Cap Value	20,400,496	372,699	258,317	2,675,107	315,364	1,254,811	19,926,580	1,125,160
PF Main Street Core	3,965,204	69,246	49,390	592,098	383,061	(36,932)	3,837,871	267,075
PF Mid-Cap Equity	1,659,730	27,464	6,875	277,771	379,289	(106,145)	1,689,442	154,995
PF Mid-Cap Growth	831,952	13,727	1,307	152,555	72,248	80,557	847,236	108,620
PF Mid-Cap Value	10,767,032	192,915	23,209	1,616,686	137,256	933,625	10,437,351	821,839
PF Small-Cap Value	4,993,610	97,780	9,459	718,918	654,715	(243,223)	4,793,423	417,182
PF Emerging Markets	9,314,328	144,389	55,263	1,780,036	290,517	1,549,991	9,574,452	571,951
PF International Large-Cap	4,425,014	69,520	70,648	857,054	282,867	388,766	4,379,761	207,572
PF International Small-Cap	1,707,669	26,741	43,013	329,637	148,742	129,171	1,725,699	151,910
PF International Value	4,230,816	66,847	167,200	808,471	152,819	236,125	4,045,336	396,213
PF Real Estate	845,369	18,850	13,231	106,679	117,382	(100,067)	788,086	61,234
PF Currency Strategies	6,700,420	207,365	151,021	833,392	(73,423)	(457,220)	5,694,771	656,080
PF Equity Long/Short	6,532,630	127,255	406,313	1,017,099	495,081	(30,039)	6,514,141	670,869
PF Global Absolute Return	6,630,330	171,309	16,325	755,488	(56,375)	278,694	6,284,795	664,355
	$333,945,281	$7,025,089	$8,658,197	$44,085,206	$4,864,347	$5,246,011	$315,653,719

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS (Continued)

December 31, 2017 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2017	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2017
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$34,511,446	$179,956	$707,483	$3,510,294	($38,591)	$587,344	$32,437,344	3,025,872
Pacific Funds Floating Rate Income	14,635,674	132,485	466,916	1,485,805	(7,858)	(59,816)	13,681,596	1,353,274
Pacific Funds High Income	3,688,600	16,343	156,966	376,757	(8,809)	52,008	3,528,351	341,895
PF Inflation Managed	4,468,845	39,746	52,906	517,444	10,561	9,483	4,064,097	453,582
PF Managed Bond	176,858,945	886,097	6,258,496	20,412,015	309,565	841,951	164,743,039	15,410,949
PF Short Duration Bond	33,050,478	298,092	469,248	3,343,042	(5,247)	(188,226)	30,281,303	3,086,779
PF Emerging Markets Debt	7,466,510	34,467	582,584	957,779	14,720	(72,067)	7,068,435	763,330
Pacific Funds Small-Cap Growth	1,484,356	10,609	—	201,065	78,352	107,594	1,479,846	121,001
PF Comstock	17,797,209	144,345	182,802	2,208,690	1,785,095	574,750	18,275,511	1,145,082
PF Developing Growth	992,712	4,355	—	160,527	12,936	169,835	1,019,311	73,703
PF Growth	7,624,629	33,778	14,219	1,264,005	686,318	695,729	7,790,668	323,264
PF Large-Cap Growth	5,150,899	22,882	—	856,259	1,287,635	(253,414)	5,351,743	534,106
PF Large-Cap Value	42,287,304	322,151	538,299	4,493,703	1,329,727	1,914,716	41,898,494	2,365,810
PF Main Street Core	23,186,452	103,511	290,899	2,886,141	1,767,208	260,134	22,722,063	1,581,215
PF Mid-Cap Equity	4,903,641	21,791	20,374	706,207	967,001	(162,640)	5,043,960	462,749
PF Mid-Cap Growth	1,229,058	5,448	1,925	203,869	121,012	103,336	1,256,910	161,142
PF Mid-Cap Value	17,128,871	125,855	37,527	1,989,388	184,477	1,522,637	17,009,979	1,339,368
PF Small-Cap Value	10,327,064	81,292	19,709	1,207,742	1,459,640	(613,591)	10,066,372	876,098
PF Emerging Markets	19,623,947	83,898	115,990	3,446,375	586,058	3,274,992	20,238,510	1,208,991
PF International Large-Cap	15,087,149	65,376	239,950	2,685,487	905,617	1,374,227	14,986,832	710,276
PF International Small-Cap	5,046,045	21,791	126,600	895,162	491,149	325,850	5,116,273	450,376
PF International Value	15,001,601	65,377	595,592	2,491,609	323,412	1,048,784	14,543,157	1,424,403
PF Real Estate	2,497,786	22,029	38,815	287,474	339,891	(288,128)	2,322,919	180,491
PF Currency Strategies	9,898,304	87,500	221,146	1,043,694	(57,183)	(723,278)	8,382,795	965,760
PF Equity Long/Short	9,645,873	47,290	600,016	1,275,643	705,761	(29,170)	9,694,127	998,365
PF Global Absolute Return	9,794,988	87,651	23,891	990,541	(76,645)	402,034	9,241,378	976,890
	$493,388,386	$2,944,115	$11,762,353	$59,896,717	$13,171,802	$10,875,074	$472,245,013

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$43,930,994	$40,031	$901,228	$4,230,310	($47,529)	$746,521	$41,340,935	3,856,431
Pacific Funds Floating Rate Income	28,045,584	58,731	893,119	2,729,242	(14,226)	(115,181)	26,138,785	2,585,439
Pacific Funds High Income	3,534,206	3,220	150,548	341,106	1,814	39,611	3,388,293	328,323
PF Inflation Managed	4,995,346	9,926	59,245	535,867	12,747	9,832	4,551,229	507,950
PF Managed Bond	315,853,739	285,310	11,225,007	33,913,504	508,425	1,536,104	295,495,081	27,642,197
PF Short Duration Bond	69,666,294	142,073	986,054	6,754,852	(17,963)	(387,356)	63,634,250	6,486,672
PF Emerging Markets Debt	14,307,707	12,881	1,121,513	1,722,662	94,207	(205,591)	13,608,055	1,469,552
Pacific Funds Small-Cap Growth	4,977,924	10,190	—	620,297	258,752	365,689	4,992,258	408,198
PF Comstock	73,971,553	157,915	764,320	8,290,268	5,495,829	4,317,847	76,417,196	4,788,045
PF Developing Growth	3,566,974	3,218	—	533,742	139,021	522,042	3,697,513	267,355
PF Growth	48,074,923	43,796	89,517	7,861,898	3,093,827	5,607,158	49,047,323	2,035,159
PF Large-Cap Growth	31,727,129	29,496	—	5,202,743	7,679,598	(1,319,634)	32,913,846	3,284,815
PF Large-Cap Value	175,343,140	370,434	2,235,752	17,125,954	2,653,792	10,763,605	174,240,769	9,838,553
PF Main Street Core	115,054,900	114,048	1,460,042	12,544,761	8,718,596	1,362,781	114,165,606	7,944,719
PF Mid-Cap Equity	28,190,915	27,301	118,201	3,722,070	5,247,135	(596,072)	29,265,410	2,684,900
PF Mid-Cap Growth	5,652,549	5,318	8,899	890,253	517,735	516,573	5,810,821	744,977
PF Mid-Cap Value	84,405,247	177,101	186,100	8,789,470	855,977	7,555,612	84,390,567	6,644,927
PF Small-Cap Value	45,942,046	95,370	88,548	4,591,287	6,457,052	(2,698,456)	45,293,273	3,941,973
PF Emerging Markets	79,848,861	70,201	473,650	13,509,379	2,423,936	13,342,238	82,649,507	4,937,247
PF International Large-Cap	56,376,394	50,234	899,813	9,667,262	3,236,992	5,307,544	56,203,715	2,663,683
PF International Small-Cap	14,504,353	12,881	365,197	2,478,785	1,413,759	942,068	14,759,473	1,299,249
PF International Value	55,338,398	49,592	2,224,205	8,318,367	1,109,744	3,962,697	54,366,269	5,324,806
PF Real Estate	14,359,383	28,367	223,502	1,531,064	2,576,114	(2,279,808)	13,376,494	1,039,355
PF Currency Strategies	35,565,076	70,486	791,559	3,625,553	(306,987)	(2,488,292)	30,006,289	3,456,946
PF Equity Long/Short	27,661,043	28,406	1,729,861	3,382,278	2,004,566	(69,532)	27,972,066	2,880,748
PF Global Absolute Return	35,193,032	71,258	85,585	3,411,548	(260,581)	1,428,693	33,106,439	3,499,624
	$1,416,087,710	$1,967,784	$27,081,465	$166,324,522	$53,852,332	$48,166,693	$1,380,831,462

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS (Continued)

December 31, 2017 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2017	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2017
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$17,627,318	$9,917	$362,817	$1,538,016	($15,012)	$295,357	$16,742,381	1,561,789
Pacific Funds Floating Rate Income	20,520,738	11,669	656,073	1,787,470	(8,761)	(86,174)	19,306,075	1,909,602
PF Managed Bond	99,642,190	55,716	3,573,858	9,711,217	124,499	493,289	94,178,335	8,809,947
PF Short Duration Bond	20,595,676	11,668	293,972	1,787,470	(4,905)	(117,326)	18,991,615	1,935,944
PF Emerging Markets Debt	14,132,939	5,672	1,123,781	1,492,314	(22,862)	(97,668)	13,649,548	1,474,033
Pacific Funds Small-Cap Growth	3,642,238	1,591	—	377,319	184,269	277,621	3,728,400	304,857
PF Comstock	61,205,154	19,735	642,861	5,595,443	5,215,861	2,958,613	64,446,781	4,038,019
PF Developing Growth	2,609,859	814	—	338,642	103,183	385,637	2,760,851	199,628
PF Growth	51,211,678	16,123	96,770	7,503,056	2,748,512	6,556,138	53,126,165	2,204,405
PF Large-Cap Growth	33,531,647	10,586	—	4,952,859	7,424,135	(668,604)	35,344,905	3,527,436
PF Large-Cap Value	143,630,147	81,967	1,846,398	12,557,229	2,876,799	8,161,629	144,039,711	8,133,242
PF Main Street Core	116,009,936	39,190	1,496,931	10,605,628	8,508,982	1,717,892	117,167,303	8,153,605
PF Mid-Cap Equity	23,205,115	7,329	98,818	2,660,679	4,365,241	(501,876)	24,513,948	2,248,986
PF Mid-Cap Growth	5,169,854	1,630	8,307	701,018	552,626	403,705	5,435,104	696,808
PF Mid-Cap Value	64,331,090	20,445	143,674	5,597,694	659,266	5,784,331	65,341,112	5,144,970
PF Small-Cap Value	40,337,435	16,534	78,582	3,485,606	5,659,747	(2,333,317)	40,273,375	3,505,081
PF Emerging Markets	68,608,472	20,846	410,485	10,856,285	1,890,142	11,688,227	71,761,887	4,286,851
PF International Large-Cap	73,509,502	22,637	1,183,728	11,789,247	2,466,435	8,689,958	74,083,013	3,511,043
PF International Small-Cap	15,918,977	4,886	404,412	2,544,442	1,543,012	1,048,917	16,375,762	1,441,528
PF International Value	73,093,034	22,638	3,000,555	9,444,030	1,007,038	5,736,485	73,415,720	7,190,570
PF Real Estate	15,759,866	8,752	247,325	1,525,341	2,843,029	(2,516,021)	14,817,610	1,151,329
PF Currency Strategies	26,022,438	14,585	583,306	2,430,343	(154,354)	(1,898,426)	22,137,206	2,550,369
PF Equity Long/Short	20,271,769	6,514	1,289,978	2,073,707	1,482,061	(73,144)	20,903,471	2,152,778
PF Global Absolute Return	25,750,455	14,585	63,145	2,234,363	(99,990)	957,777	24,451,609	2,584,737
	$1,036,337,527	$426,029	$17,605,776	$113,589,418	$49,348,953	$46,863,020	$1,036,991,887

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Floating Rate Income	$3,693,132	$64,553	$120,774	$251,654	($1,357)	($16,276)	$3,609,172	356,990
PF Managed Bond	4,082,207	52,198	151,378	300,372	5,680	17,419	4,008,510	374,978
Pacific Funds Small-Cap Growth	2,279,926	26,448	—	173,256	108,659	190,390	2,432,167	198,869
PF Comstock	22,005,391	324,183	239,366	1,520,860	1,712,536	1,313,899	24,074,515	1,508,428
PF Developing Growth	1,633,649	13,354	—	164,700	23,899	291,869	1,798,071	130,012
PF Growth	25,904,792	213,677	50,516	3,145,785	1,389,597	3,415,613	27,828,410	1,154,706
PF Large-Cap Growth	17,276,219	142,895	—	2,092,113	3,724,758	(167,422)	18,884,337	1,884,664
PF Large-Cap Value	51,832,193	955,290	689,282	3,545,023	967,800	3,122,691	54,022,233	3,050,380
PF Main Street Core	43,056,847	523,254	573,811	2,932,306	3,074,879	789,073	45,085,558	3,137,478
PF Mid-Cap Equity	8,069,808	73,298	35,432	736,856	1,523,228	(145,493)	8,819,417	809,121
PF Mid-Cap Growth	1,618,068	13,353	2,696	171,755	172,763	134,677	1,769,802	226,898
PF Mid-Cap Value	20,617,446	286,041	47,520	1,400,506	187,859	1,933,582	21,671,942	1,706,452
PF Small-Cap Value	16,994,556	263,505	34,222	1,148,855	2,238,072	(786,965)	17,594,535	1,531,291
PF Emerging Markets	22,313,188	177,618	138,315	2,892,390	537,703	3,986,031	24,260,465	1,449,251
PF International Large-Cap	27,312,051	220,354	455,861	3,588,303	441,633	3,787,184	28,628,780	1,356,814
PF International Small-Cap	4,982,548	40,065	131,253	652,419	481,586	349,781	5,332,814	469,438
PF International Value	26,992,101	219,018	1,151,994	2,642,373	283,797	2,258,610	28,263,147	2,768,183
PF Real Estate	4,932,674	76,398	80,320	360,441	917,042	(810,617)	4,835,376	375,709
PF Currency Strategies	6,515,930	102,622	151,286	467,378	(39,314)	(490,616)	5,772,530	665,038
PF Equity Long/Short	5,551,912	69,003	365,566	434,979	422,189	(31,186)	5,942,505	611,998
PF Global Absolute Return	6,447,732	105,376	16,322	437,654	(19,070)	238,551	6,351,257	671,380
	$324,112,370	$3,962,503	$4,435,914	$29,059,978	$18,153,939	$19,380,795	$340,985,543

Pacific Funds Diversified Alternatives
Pacific Funds Floating Rate Income	$1,019,403	$1,289,971	$54,616	$91,307	($542)	($8,437)	$2,263,704	223,907
PF Inflation Managed	647,480	655,263	16,462	53,459	(335)	2,247	1,267,658	141,480
PF Emerging Markets Debt	1,297,055	1,310,525	216,174	106,918	(4,284)	(83,594)	2,628,958	283,905
PF Emerging Markets	927,717	917,368	11,623	74,843	(255)	255,105	2,036,715	121,668
PF International Small-Cap	656,824	655,263	35,486	53,459	100,533	45,715	1,440,362	126,792
PF Real Estate	651,300	480,602	13,469	350,356	96,893	(83,900)	808,008	62,782
PF Currency Strategies	3,101,046	3,386,811	155,454	262,376	(28,533)	(444,232)	5,908,170	680,665
PF Equity Long/Short	1,395,304	1,441,577	184,147	117,610	199,490	(114,037)	2,988,871	307,814
PF Global Absolute Return	3,197,393	3,276,312	16,460	267,296	(15,656)	174,666	6,381,879	674,617
	$12,893,522	$13,413,692	$703,891	$1,377,624	$347,311	($256,467)	$25,724,325

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any, from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth.
(3)	Net realized gain (loss) includes capital gains distributions from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth, if any.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2017 (Unaudited)

As of December 31, 2017, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Limited Duration High Income	66.95%
Pacific Funds Diversified Alternatives	8.96%
Pacific Funds Large-Cap Value	58.98%
Pacific Funds Small-Cap Growth	31.33%
Pacific Funds Small-Cap Value	42.14%

6. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and short sales for Federal income tax purposes as of December 31, 2017, were as follows:

				Net	Net
Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Unrealized Appreciation (Depreciation) on Investments	Unrealized Appreciation (Depreciation) on Other (2)	Net Unrealized Appreciation (Depreciation)
Pacific Funds Portfolio Optimization Conservative	$290,997,638	$26,019,052	($1,362,971)	$24,656,081	$—	$24,656,081
Pacific Funds Portfolio Optimization Moderate-Conservative	413,468,273	60,679,133	(1,902,393)	58,776,740	—	58,776,740
Pacific Funds Portfolio Optimization Moderate	1,135,769,215	250,267,987	(5,205,740)	245,062,247	—	245,062,247
Pacific Funds Portfolio Optimization Growth	815,508,534	224,858,075	(3,374,722)	221,483,353	—	221,483,353
Pacific Funds Portfolio Optimization Aggressive-Growth	261,357,149	80,464,932	(836,538)	79,628,394	—	79,628,394
Pacific Funds Diversified Alternatives	26,149,623	536,391	(961,689)	(425,298)	—	(425,298)
Pacific Funds Short Duration Income	398,979,702	1,878,297	(1,141,971)	736,326	—	736,326
Pacific Funds Core Income	815,134,351	13,164,314	(3,392,269)	9,772,045	—	9,772,045
Pacific Funds Strategic Income	509,856,020	11,527,358	(3,233,314)	8,294,044	—	8,294,044
Pacific Funds Floating Rate Income	1,353,780,942	6,891,286	(4,088,363)	2,802,923	—	2,802,923
Pacific Funds Limited Duration High Income	34,657,029	517,249	(532,028)	(14,779)	—	(14,779)
Pacific Funds High Income	22,299,355	875,287	(237,948)	637,339	—	637,339
PF Inflation Managed	18,026,723	134,901	(359,711)	(224,810)	60,860	(163,950)
PF Managed Bond	833,825,914	18,825,574	(15,345,831)	3,479,743	(2,256,403)	1,223,340
PF Short Duration Bond	154,118,182	313,953	(586,305)	(272,352)	(67,329)	(339,681)
PF Emerging Markets Debt	39,823,779	1,678,217	(1,243,697)	434,520	129,992	564,512
Pacific Funds Large-Cap	12,761,313	2,654,149	(74,465)	2,579,684	—	2,579,684
Pacific Funds Large-Cap Value	23,628,192	5,829,894	(181,100)	5,648,794	—	5,648,794
Pacific Funds Small/Mid-Cap	175,679,098	32,238,438	(3,668,786)	28,569,652	—	28,569,652
Pacific Funds Small-Cap	16,038,574	2,848,972	(295,676)	2,553,296	—	2,553,296
Pacific Funds Small-Cap Value	22,759,655	6,343,851	(341,650)	6,002,201	—	6,002,201
Pacific Funds Small-Cap Growth	32,272,399	9,159,330	(1,305,022)	7,854,308	—	7,854,308
PF Comstock	118,777,373	77,218,838	(3,605,221)	73,613,617	(315,081)	73,298,536
PF Developing Growth	6,916,426	2,402,796	(64,338)	2,338,458	—	2,338,458
PF Growth	78,089,820	62,207,455	(212,807)	61,994,648	—	61,994,648
PF Large-Cap Growth	59,010,694	35,458,888	(218,650)	35,240,238	—	35,240,238
PF Large-Cap Value	251,815,571	185,278,626	(2,922,011)	182,356,615	—	182,356,615
PF Main Street Core	215,220,321	93,539,919	(5,758,629)	87,781,290	—	87,781,290
PF Mid-Cap Equity	52,138,215	17,860,896	(664,185)	17,196,711	—	17,196,711
PF Mid-Cap Growth	10,593,022	4,968,364	(453,295)	4,515,069	(1,665)	4,513,404
PF Mid-Cap Value	159,223,601	42,195,337	(2,020,566)	40,174,771	—	40,174,771
PF Small-Cap Value	91,978,859	30,090,176	(3,657,755)	26,432,421	—	26,432,421
PF Emerging Markets	140,652,353	73,985,099	(3,710,880)	70,274,219	—	70,274,219
PF International Large-Cap	101,560,333	76,592,020	(886,328)	75,705,692	—	75,705,692
PF International Small-Cap	33,928,506	11,392,646	(894,683)	10,497,963	—	10,497,963
PF International Value	152,298,500	25,304,358	(3,696,765)	21,607,593	—	21,607,593
PF Real Estate	24,517,709	12,669,674	(365,235)	12,304,439	—	12,304,439
PF Currency Strategies	78,822,645	870,986	(17,335)	853,651	(4,171,628)	(3,317,977)
PF Equity Long/Short	61,247,558	—	(11,803)	(11,803)	7,889,031	7,877,228
PF Global Absolute Return	75,150,306	4,903,724	(935,465)	3,968,259	(3,781,133)	187,126

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Schedules of Investments is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives and short sales, if any.

Item 2. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	2/28/2018

/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	2/28/2018